                                                    REGISTRATION NO. 333-178750
                                                     REGISTRATION NO. 811-22651
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [_]
                        PRE-EFFECTIVE AMENDMENT NO.
                       POST-EFFECTIVE AMENDMENT NO. 5              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [_]
                              AMENDMENT NO. 12                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On (May 1, 2013) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 5 ("PEA") to the Form N-4 Registration Statement No. 333-178750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series 13.0

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2013


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 13.0?

The Retirement Cornerstone(R) Series 13.0 (the "Retirement Cornerstone(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)") and Retirement Cornerstone(R) Series L ("Series L"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./(+)/

For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.


The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.


In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

If you have the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.

TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix X" for more information.


The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of Principal death benefit;
(iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

-------------
(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series CP(R) contracts.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                      (RC 13.0)

                                                                        #479561

THE GMIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GMIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2013, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST                           AIM VARIABLE INSURANCE FUNDS (INVESCO
.. AXA Moderate Allocation                        VARIABLE INSURANCE FUNDS) -- SERIES II
.. Multimanager Aggressive Equity                . Invesco V.I. Diversified
.. Multimanager International Equity               Dividend
.. Multimanager Large Cap Value                  . Invesco V.I. Global Real Estate
.. Multimanager Mid Cap Growth                   . Invesco V.I. High Yield
.. Multimanager Mid Cap Value                    . Invesco V.I. International Growth
.. Multimanager Small Cap Value                  . Invesco V.I. Mid Cap Core Equity
                                                . Invesco V.I. Small Cap Equity
 EQ ADVISORS TRUST
.. All Asset Growth - Alt 20*                     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES
.. All Asset Aggressive - Alt 25*                 FUND, INC. -- CLASS B
.. All Asset Moderate Growth - Alt 15*           . AllianceBernstein VPS International Growth
.. AXA Aggressive Strategy**/(1)/
.. AXA Balanced Strategy**/(1)/                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
.. AXA Conservative Growth Strategy**/(1)/        CLASS II
.. AXA Conservative Strategy**/(1)/              . American Century VP Mid Cap Value
.. AXA Growth Strategy**/(1)/
.. AXA Moderate Growth Strategy**/(1)/            AMERICAN FUNDS INSURANCE SERIES(R)
.. AXA Ultra Conservative Strategy**/(1)(2)/     . American Funds Insurance Series(R) Bond
.. EQ/AllianceBernstein Dynamic Wealth             Fund/SM/
  Strategies/(1)/                               . American Funds Insurance Series(R) Global
.. EQ/AllianceBernstein Small Cap Growth           Small Capitalization Fund/SM/
.. EQ/BlackRock Basic Value Equity               . American Funds Insurance Series(R) New World
.. EQ/Boston Advisors Equity Income                Fund(R)
.. EQ/Capital Guardian Research                  . American Funds Insurance Series(R) Protected
.. EQ/Common Stock Index                           Asset Allocation Fund/SM/
.. EQ/Core Bond Index
.. EQ/Davis New York Venture                      BLACKROCK VARIABLE SERIES FUNDS, INC. --
.. EQ/Equity 500 Index                            CLASS III
.. EQ/Emerging Markets Equity PLUS               . BlackRock Global Allocation V.I. Fund
.. EQ/Franklin Templeton Allocation              . BlackRock Large Cap Growth V.I. Fund
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
.. EQ/Global Bond PLUS                            -- SERVICE CLASS 2
.. EQ/Global Multi-Sector Equity                 . Fidelity(R) VIP Contrafund(R)
.. EQ/High Yield Bond                            . Fidelity(R) VIP Mid Cap
.. EQ/Intermediate Government Bond               . Fidelity(R) VIP Strategic Income
.. EQ/International Core PLUS
.. EQ/International Equity Index                  FIRST TRUST VARIABLE INSURANCE TRUST
.. EQ/International Value PLUS                   . First Trust/Dow Jones Dividend & Income
.. EQ/Large Cap Growth Index                       Allocation
.. EQ/Large Cap Growth PLUS
.. EQ/Large Cap Value Index                       FRANKLIN TEMPLETON VARIABLE INSURANCE
.. EQ/Large Cap Value PLUS                        PRODUCTS TRUST -- CLASS 2
.. EQ/MFS International Growth                   . Franklin Income Securities
.. EQ/Mid Cap Index                              . Franklin Rising Dividends Securities
.. EQ/Mid Cap Value PLUS                         . Franklin Strategic Income Securities
.. EQ/Money Market                               . Franklin Templeton VIP Founding Funds
.. EQ/Montag & Caldwell Growth                     Allocation
.. EQ/Morgan Stanley Mid Cap Growth              . Mutual Shares Securities
.. EQ/Natural Resources PLUS                     . Templeton Developing Markets Securities
.. EQ/Oppenheimer Global                         . Templeton Foreign Securities
.. EQ/PIMCO Global Real Return                   . Templeton Global Bond Securities
.. EQ/PIMCO Ultra Short Bond
.. EQ/Real Estate PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/Wells Fargo Omega Growth
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST --       NORTHERN LIGHTS VARIABLE TRUST
 SERVICE SHARES                                 . 7Twelve/TM/ Balanced Portfolio
.. Goldman Sachs VIT Mid Cap Value
                                                 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS         CLASS
.. Ivy Funds VIP Asset Strategy                  . PIMCO CommodityRealReturn(R) Strategy
.. Ivy Funds VIP Dividend Opportunities          . PIMCO Emerging Markets Bond
.. Ivy Funds VIP Energy                          . PIMCO Real Return
.. Ivy Funds VIP Global Natural Resources        . PIMCO Total Return
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth                   PROFUNDS VP
.. Ivy Funds VIP Science and Technology          . ProFund VP Biotechnology
.. Ivy Funds VIP Small Cap Growth
                                                 T. ROWE PRICE EQUITY SERIES, INC.
 LAZARD RETIREMENT SERIES, INC. -- SERVICE      . T.Rowe Price Health Sciences Portfolio II
 SHARES
.. Lazard Retirement Emerging Markets Equity      VAN ECK VIP TRUST -- S CLASS
                                                . Van Eck VIP Global Hard Assets
 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE
 CLASS
.. MFS(R) International Value
.. MFS(R) Investors Growth Stock Series
.. MFS(R) Investors Trust Series
.. MFS(R) Technology
.. MFS(R) Utilities Series
-----------------------------------------------------------------------------------------------


*  The "All Asset Portfolios"
** The "AXA Strategic Allocation Portfolios"

(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

Contents of this Prospectus

--------------------------------------------------------------------------------


       Definitions of key terms                                       5
       Who is AXA Equitable?                                          8
       How to reach us                                                9
       Retirement Cornerstone(R) Series at a glance -- key features  11


       -----------------------------------------------------------------
       FEE TABLE
       -----------------------------------------------------------------

       Examples                                                      17
       Condensed financial information                               18


       -----------------------------------------------------------------
       1. CONTRACT FEATURES AND BENEFITS
       -----------------------------------------------------------------
       How you can purchase and contribute to your contract          19
       Owner and annuitant requirements                              19
       How you can make your contributions                           20
       What are your investment options under the contract?          21
       Portfolios of the Trusts                                      23
       Allocating your contributions                                 33
       Dollar cost averaging                                         34
       Credits (FOR SERIES CP(R) CONTRACTS)                          37
       Annuity purchase factors                                      38
       Guaranteed minimum income benefit                             38
       Death benefit                                                 49
       Guaranteed minimum death benefits                             50
       Series CP(R) and your Guaranteed benefit bases                54
       How withdrawals affect your Guaranteed benefits               55
       Dropping or changing your Guaranteed benefits                 55
       Guaranteed benefit offers                                     56
       Inherited IRA beneficiary continuation contract               56
       Your right to cancel within a certain number of days          58


       -----------------------------------------------------------------
       2. DETERMINING YOUR CONTRACT'S VALUE
       -----------------------------------------------------------------
       Your account value and cash value                             59
       Your contract's value in the variable investment options      59
       Your contract's value in the guaranteed interest option       59
       Your contract's value in the account for special dollar cost
         averaging                                                   59
       Effect of your account values falling to zero                 59


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner. When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

      -------------------------------------------------------------------
      3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS
      -------------------------------------------------------------------
      Transferring your account value                                 61
      Disruptive transfer activity                                    62
      Rebalancing among your Investment account variable
        investment options and guaranteed interest option             63
      Systematic transfer program                                     63


      -------------------------------------------------------------------
      4.ACCESSING YOUR MONEY
      -------------------------------------------------------------------
      Withdrawing your account value                                  65
      How withdrawals are taken from your Total account value         69
      Withdrawals treated as surrenders                               70
      Surrendering your contract to receive its cash value            70
      When to expect payments                                         70
      Your annuity payout options                                     70


      -------------------------------------------------------------------
      5. CHARGES AND EXPENSES
      -------------------------------------------------------------------
      Charges that AXA Equitable deducts                              73
      Charges that the Trusts deduct                                  77
      Group or sponsored arrangements                                 77
      Other distribution arrangements                                 78


      -------------------------------------------------------------------
      6. PAYMENT OF DEATH BENEFIT
      -------------------------------------------------------------------
      Your beneficiary and payment of benefit                         79
      Non-spousal joint owner contract continuation                   80
      Spousal continuation                                            80
      Beneficiary continuation option                                 81


      -------------------------------------------------------------------
      7. TAX INFORMATION
      -------------------------------------------------------------------
      Overview                                                        83
      Contracts that fund a retirement arrangement                    83
      Transfers among investment options                              83
      Taxation of nonqualified annuities                              83
      Individual retirement arrangements (IRAs)                       85
      Traditional individual retirement annuities (traditional IRAs)  86
      Roth individual retirement annuities (Roth IRAs)                90
      Federal and state income tax withholding and information
        reporting                                                     93
      Special rules for contracts funding qualified plans             94
      Impact of taxes to AXA Equitable                                94


      -------------------------------------------------------------------
      8. MORE INFORMATION
      -------------------------------------------------------------------
      About Separate Account No. 70                                   95
      About the Trusts                                                95
      About the general account                                       95
      About other methods of payment                                  96
      Dates and prices at which contract events occur                 96
      About your voting rights                                        97
      Misstatement of age                                             97
      Statutory compliance                                            97
      About legal proceedings                                         98

         Financial statements                                       98
         Transfers of ownership, collateral assignments, loans and
           borrowing                                                98
         About Custodial IRAs                                       98
         How divorce may affect your Guaranteed benefits            98
         Distribution of the contracts                              99


         --------------------------------------------------------------
         APPENDICES
         --------------------------------------------------------------

          I  --  Condensed financial information                      I-1
         II  --  Dropping or changing your Guaranteed benefits       II-1
        III  --  Purchase considerations for QP contracts           III-1
         IV  --  Guaranteed benefit base examples                    IV-1
          V  --  Hypothetical illustrations                           V-1
         VI  --  State contract availability and/or variations of
                   certain features and benefits                     VI-1
        VII  --  Examples of Automatic payment plans                VII-1
       VIII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                        VIII-1
         IX  --  Formula for asset transfer program for
                   Guaranteed minimum income benefit                 IX-1
          X  --  Rules regarding contributions to your
                   contract                                           X-1


       ------------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       ------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


--------------------------------------------------------------------------------

ACCOUNT VALUE PEAK -- For Series CP(R) contracts, your "Account value peak" is the sum of your total contributions, credits on eligible contributions, earnings and Earnings bonus. Your Account value peak is not a benefit base and is not reduced by withdrawals.

ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you have the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- For Series CP(R) contracts, a 3% credit is applied to eligible contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EARNINGS BONUS -- For Series CP(R) contracts, an amount equal to 3% of your annual investment gains will be added to your Total account value on each contract date anniversary your Total account value is greater than your Account value peak.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. This is your "Free look" right under the contract.

                           DEFINITIONS OF KEY TERMS

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; (iii) your contract's maturity date; or (iv) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The benefit is calculated using the amounts of contributions and transfers to the Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

..   SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protected Benefit

                           DEFINITIONS OF KEY TERMS
   account variable investment options, the Investment account variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to a Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
account variable investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value (through Online Account Access only) (when available);

..   request a quote of your Annual withdrawal amount (through Online Account
    Access) (when available);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                             WHO IS AXA EQUITABLE?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)election of the ATP exit option;

(10)exercise of the GMIB or election of an annuity payout option;

(11)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(12)death claims;

(13)change in ownership (NQ only, if available under your contract);

(14)purchase by, or change of ownership to, a non-natural owner;

(15)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(16)requests to drop or change your Guaranteed benefits;

(17)requests to collaterally assign your NQ contract;

(18)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);


(19)requests to enroll in or cancel the Systematic transfer program;

(20)transfers into and among investment options; and

(21)withdrawal requests.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------


THREE CONTRACT SERIES  This Prospectus describes three series of the Retirement
                       Cornerstone(R) contract -- Series B, Series CP(R) and
                       Series L, (together "the Retirement Cornerstone(R)
                       Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                       Also, each series offers the Guaranteed minimum income benefit and Guaranteed minimum death benefits.

                       Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                       Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix X" later in this Prospectus.

                       The chart below shows the availability of key features under each series of the contract.


                                             SERIES B  SERIES CP(R)  SERIES L
 -----------------------------------------------------------------------------
 Special dollar cost averaging                 Yes         No          Yes
 -----------------------------------------------------------------------------
 Special money market dollar cost averaging    No          Yes         No
 -----------------------------------------------------------------------------
 Credits                                       No          Yes         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; (iii) your contract's maturity date; and
                            (iv) your election to exercise the GMIB. Lifetime GMIB
                            payments can be on a single or joint life basis.

                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.

                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")        ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                    EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                               TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                               THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                               that follows the contract year in which you fund your
                               Protected Benefit account, and prior to the beginning of
                               your Lifetime GMIB payments, you can take your Annual
                               withdrawal amount without reducing your GMIB benefit base.
                               If you have the GMIB, your investment allocations are
                               subject to our asset transfer program (''ATP''). The ATP
                               uses predetermined mathematical formulas to move account
                               value between the AXA Ultra Conservative Strategy
                               investment option and the other Protected Benefit account
                               variable investment options. Under these formulas, your
                               Protected Benefit account value, excluding amounts in a
                               special DCA account, may be transferred between the
                               Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy
                               investment option. For more information, please see
                               ''Guaranteed minimum income benefit (''GMIB'')'' in
                               ''Contract features and benefits'' later in this Prospectus and Appendix IX to this Prospectus.
                               The GMIB is issued with all eligible contracts unless you
                               opt out at the time you apply for your Retirement
                               Cornerstone(R) contract. See "Guaranteed minimum income
                               benefit" and "Annual withdrawal amount" under "Guaranteed
                               minimum income benefit" in "Contract features and benefits"
                               later in this Prospectus. ANY AMOUNTS YOU WISH TO BE
                               CREDITED TOWARD YOUR GMIB MUST BE ALLOCATED TO THE
                               PROTECTED BENEFIT ACCOUNT.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH       .   Return of Principal death benefit
BENEFITS ("GMDBS")             .   Highest Anniversary Value death benefit
                               .   "Greater of" death benefit
                               ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                               BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               All three GMDBs are available in combination with the GMIB.
                               The Return of Principal death benefit and the Highest
                               Anniversary Value death benefit are available without the
                               GMIB. However, the "Greater of" death benefit can only be
                               selected in combination with the GMIB. If you do not select either the Highest Anniversary Value death benefit or the
                               "Greater of" death benefit, the Return of Principal death
                               benefit will automatically be issued with all eligible
                               contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "Rules regarding contributions to your contract" in "Appendix X".
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH       The death benefit in connection with your Investment
BENEFIT                        account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                               older joint owner's, if applicable) death, any required
                               instructions for method of payment, and any required
                               information and forms necessary to effect payment.
-------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR      You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS            benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                               TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                               BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                               Appendix II, for more information.
-------------------------------------------------------------------------------------------
CREDIT AND EARNINGS BONUS      You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is 3% of each
                               contribution. The Credit is subject to recovery by us in
                               certain limited circumstances.
                               An amount equal to 3% of your annual investment gains will be added to your Total account value on each contract date anniversary that your Total account value is greater than
                               your Account value peak. This amount is the Earnings bonus.
                               We do not recover amounts associated with the Earnings
                               bonus on investment gains.
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" and
                      "Rules regarding contributions to your contract" in
                      "Appendix X" for more information, including important
                      limitations on contributions.


                                                 SERIES B           SERIES CP(R)        SERIES L
-----------------------------------------------------------------------------------------------------------
NQ                                               $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA                          $5,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
-----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary continuation contract  $5,000($1,000)     n/a                 $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
-----------------------------------------------------------------------------------------------------------
QP                                               $5,000($500)       $10,000($500)       $25,000($500)
-----------------------------------------------------------------------------------------------------------

                      /(1)/$100 monthly and $300 quarterly under our automatic
                           investment program.
                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or, if you are eligible to have one or more
                      Guaranteed benefits and you wish to fund them, you may
                      allocate your contributions to the Protected Benefit
                      account. The Investment account offers more than 100
                      investment options and is designed to meet the asset
                      allocation and accumulation needs of a many types of
                      investors. The Protected Benefit account offers a limited
                      selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in a Special DCA program designated for future
                          transfers to Investment account variable investment
                          options or the guaranteed interest option
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in a Special DCA program designated for future
                          transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix II, for
                               more information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix X" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF WITHDRAWALS, OR
                           THE PAYMENT OF ANY APPLICABLE CHARGES WHEN DUE, OR A
                           COMBINATION OF THE TWO. Please see "Effect of your account values falling to zero" in "Determining your contract's
                           value" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------



THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX VI LATER IN THIS PROSPECTUS.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain      SERIES B SERIES CP(R) SERIES L
payout options)./(2)/                                        7.00%    8.00%/(8)/   8.00%

Charge for each additional transfer in excess of 12                Maximum Charge: $35
transfers per contract year:/(3)/                                   Current Charge: $0

SPECIAL SERVICE CHARGES:/(4)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
                                                             Current Charge:                   $0
..   Charge for third party transfer or exchange/(5)/
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65
----------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-----------------------------------------------------------------------------------------------
Maximum annual administrative charge/(6)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(7)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more
-----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
 OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(8)/                         SERIES B SERIES CP(R) SERIES L
                                                               -------- ---------    --------
Operations                                                     0.80%    1.05%        1.10%
Administration                                                 0.30%    0.35%        0.35%
Distribution                                                   0.20%    0.25%        0.25%
                                                               -----    -----        -----
Total separate account annual expenses ("Contract fee")        1.30%    1.65%        1.70%
-----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING
 OPTIONAL BENEFITS
-----------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(9) /Deducted
annually/(10) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
-----------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                             2.30%

   Current Charge/(11)/:                                       1.15%
-----------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(9)/. Deducted annually/(10)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(11)/:                                       1.15%
----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


---------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other   Lowest Highest/(12)/
expenses)/(*)/                                                                       0.63%  35.18%
---------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  1.74%
----------------------------------------------------------------------------------------------------------------------



   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.


(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

                 Contract Year  Series B Series CP(R) Series L
                 -------------  -------- ------------ --------
                     1.........  7.00%      8.00%      8.00%
                     2.........  7.00%      8.00%      7.00%
                     3.........  6.00%      7.00%      6.00%
                     4.........  6.00%      6.00%      5.00%
                     5.........  5.00%      5.00%      0.00%
                     6.........  3.00%      4.00%      0.00%
                     7.........  1.00%      3.00%      0.00%
                     8.........  0.00%      2.00%      0.00%
                     9.........  0.00%      1.00%      0.00%
                     10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(7)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(8)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(9)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP(R) contracts, your

                                   FEE TABLE
   initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(10)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(11)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this prospectus.


(12)The highest "Total Annual Portfolio Operating Expenses" does not consider the total annual operating expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. Pursuant to a contract, AXA Equitable Funds Management Group, LLC, the investment manager of the EQ Advisors Trust, which holds the AXA Ultra Conservative Strategy Portfolio, has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the portfolio to 0.95% through April 30, 2014 (unless the EQ Advisors Trust Board of Trustees consents to an earlier revision or termination of this agreement).


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.012%; Series CP(R): 0.009%; and Series L: 0.008%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and "Greater of" death benefit base. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The Protected Benefit account variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and AXA Conservative Strategy, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                      SERIES B
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS  5 YEARS   10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,228   $2,532    $4,256    $9,080    $528  $1,932  $3,756   $9,080
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,198   $2,446    $4,121    $8,861    $498  $1,846  $3,621   $8,861
---------------------------------------------------------------------------------------------------------


                                                    SERIES CP(R)
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                     END OF THE APPLICABLE TIME PERIOD        APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR  3 YEARS   5 YEARS    10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,374  $2,766     $4,471     $9,444   $574  $2,066  $3,971   $9,444
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,344  $2,678     $4,333     $9,226   $544  $1,978  $3,833   $9,226
---------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                                      SERIES L
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS  5 YEARS   10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,369   $2,652    $3,945    $9,377    $569  $2,052  $3,945   $9,377
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,340   $2,567    $3,812    $9,168    $540  $1,967  $3,812   $9,168
---------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.012%; Series CP(R):
0.009% and Series L: 0.008%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. The Investment account variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and EQ/Equity 500 Index and EQ/Small Company Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                      SERIES B
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS  5 YEARS   10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $4,531   $8,690   $10,484   $11,301   $3,831 $8,090  $9,984  $11,301
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  904   $1,230   $ 1,582   $ 2,333   $  204 $  630  $1,082  $ 2,333
---------------------------------------------------------------------------------------------------------


                                                    SERIES CP(R)
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                     END OF THE APPLICABLE TIME PERIOD        APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR  3 YEARS   5 YEARS    10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $4,784  $9,078    $10,811    $11,634  $3,984 $8,378  $10,311 $11,634
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,048  $1,462    $ 1,804    $ 2,786  $  248 $  762  $ 1,304 $ 2,786
---------------------------------------------------------------------------------------------------------


                                                      SERIES L
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS  5 YEARS   10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $4,673   $8,740   $10,015   $11,295   $3,873 $8,140  $10,015 $11,295
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,045   $1,355   $ 1,291   $ 2,756   $  245 $  755  $ 1,291 $ 2,756
---------------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION


Because the contracts offered by this Prospectus had not yet been sold as of December 31, 2012, no class of accumulation units have yet been derived from the contracts offered by this Prospectus.

                                   FEE TABLE

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix X later in this Prospectus, summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.


--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------


We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix VI later in this Prospectus.


You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and a Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

                        CONTRACT FEATURES AND BENEFITS

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix III at the end of this Prospectus for more information regarding QP contracts.


Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR
REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series CP(R)
    contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GMIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

-------------------------------------------------------------------
 PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------
 AXA STRATEGIC ALLOCATION
-------------------------------------------------------------------
.. AXA Aggressive Strategy         . AXA Growth Strategy
.. AXA Balanced Strategy           . AXA Moderate Growth Strategy
.. AXA Conservative Growth         . AXA Ultra Conservative
  Strategy                          Strategy/(1)/
.. AXA Conservative Strategy       . EQ/AllianceBernstein Dynamic
                                    Wealth Strategies
-------------------------------------------------------------------

(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------
 INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------
.. 7Twelve/TM/ Balanced Portfolio . EQ/Real Estate PLUS
.. All Asset Growth - Alt 20      . EQ/Small Company Index
.. All Asset Aggressive - Alt 25  . EQ/T. Rowe Price Growth Stock
.. All Asset Moderate Growth -    . EQ/Wells Fargo Omega Growth
  Alt 15                         . Fidelity(R) VIP Contrafund(R)
.. AllianceBernstein VPS          . Fidelity(R) VIP Mid Cap
  International Growth           . Fidelity(R) VIP Strategic
.. American Century VP Mid Cap      Income
  Value                          . First Trust/Dow Jones
.. American Funds Insurance         Dividend & Income Allocation
  Series(R) Bond Fund/SM/        . Franklin Income Securities
.. American Funds Insurance       . Franklin Rising Dividends
  Series(R) Global Small           Securities
  Capitalization Fund/SM/        . Franklin Strategic Income
.. American Funds Insurance         Securities
  Series(R) New World Fund(R)    . Franklin Templeton VIP
.. American Funds Insurance         Founding Funds Allocation
  Series(R) Protected Asset      . Goldman Sachs VIT Mid Cap
  Allocation Fund/SM/              Value
.. AXA Aggressive Strategy        . Invesco V.I. Diversified
.. AXA Balanced Strategy            Dividend
.. AXA Conservative Growth        . Invesco V.I. Global Real
  Strategy                         Estate
.. AXA Conservative Strategy      . Invesco V.I High Yield
.. AXA Growth Strategy            . Invesco V.I. International
.. AXA Moderate Allocation          Growth
.. AXA Moderate Growth Strategy   . Invesco V.I. Mid Cap Core
.. BlackRock Global Allocation      Equity
  V.I. Fund                      . Invesco V.I. Small Cap Equity
.. BlackRock Large(R) Cap Growth  . Ivy Funds VIP Asset Strategy
  V.I. Fund                      . Ivy Funds VIP Dividend
.. EQ/AllianceBernstein Dynamic     Opportunities
  Wealth Strategies              . Ivy Funds VIP Energy
.. EQ/AllianceBernstein Small     . Ivy Funds VIP Global Natural
  Cap Growth                       Resources
.. EQ/BlackRock Basic Value       . Ivy Funds VIP High Income
  Equity                         . Ivy Funds VIP Mid Cap Growth
.. EQ/Boston Advisors Equity      . Ivy Funds VIP Science and
  Income                           Technology
.. EQ/Capital Guardian Research   . Ivy Funds VIP Small Cap Growth
.. EQ/Common Stock Index          . Lazard Retirement Emerging
.. EQ/Core Bond Index               Markets Equity
.. EQ/Davis New York Venture      . Lord Abbett Bond Debenture
.. EQ/Equity 500 Index            . Lord Abbett Classic Stock
.. EQ/Emerging Markets Equity     . Lord Abbett Growth
  PLUS                             Opportunities
.. EQ/Franklin Templeton          . MFS(R) International Value
  Allocation                     . MFS(R) Investors Growth Stock
.. EQ/GAMCO Mergers and             Series
  Acquisitions                   . MFS(R) Investors Trust Series
.. EQ/GAMCO Small Company Value   . MFS(R) Technology
.. EQ/Global Bond PLUS            . MFS(R) Utilities Series
.. EQ/Global Multi-Sector Equity  . Multimanager Aggressive Equity
.. EQ/High Yield Bond             . Multimanager International
.. EQ/Intermediate Government       Equity
  Bond                           . Multimanager Large Cap Value
.. EQ/International Core PLUS     . Multimanager Mid Cap Growth
.. EQ/International Equity Index  . Multimanager Mid Cap Value
.. EQ/International Value PLUS    . Multimanager Small Cap Value
.. EQ/Large Cap Growth Index      . Mutual Shares Securities
.. EQ/Large Cap Growth PLUS       . PIMCO CommodityRealReturn(R)
.. EQ/Large Cap Value Index         Strategy
.. EQ/Large Cap Value PLUS        . PIMCO Emerging Markets Bond
.. EQ/MFS International Growth    . PIMCO Real Return
.. EQ/Mid Cap Index               . PIMCO Total Return
.. EQ/Mid Cap Value PLUS          . ProFund VP Biotechnology
.. EQ/Money Market                . T.Rowe Price Health
.. EQ/Montag & Caldwell Growth      Sciences Portfolio II
.. EQ/Morgan Stanley Mid Cap      . Templeton Developing Markets
  Growth                           Securities
.. EQ/Natural Resources PLUS      . Templeton Foreign Securities
.. EQ/Oppenheimer Global          . Templeton Global Bond
.. EQ/PIMCO Global Real Return      Securities
.. EQ/PIMCO Ultra Short Bond      . Van Eck VIP Global Hard Assets
-----------------------------------------------------------------


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


The AXA Strategic Allocation Portfolios, the AXA Moderate Allocation Portfolio, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios, the AXA Moderate Allocation Portfolio, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios, the AXA Moderate Allocation Portfolio, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Strategic Allocation Portfolios, the AXA Moderate Allocation Portfolio, the All Asset Portfolios the EQ/Franklin Templeton Allocation Portfolio, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions. If you have the GMIB or other Guaranteed benefit, this strategy may also indirectly suppress the value of the Guaranteed benefit bases.


You should be aware that having the GMIB or other Guaranteed benefits limits your ability to invest in some of the variable investment options otherwise available to you under the contract. In addition, if you have the GMIB, you are required to participate in the asset transfer program which moves Protected Benefit account value between the AXA Ultra Conservative Strategy investment option and the Protected Benefit variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. If you do not have the GMIB or other Guaranteed benefits then, unless otherwise stated in this Prospectus, you may select from the variable investment options listed below. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

The investment strategies of the Portfolios, the restrictions on investment options and the ATP are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. These approaches, while reducing volatility, may also suppress the investment performance of your contract and the value of your Guaranteed benefit bases.

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGER (OR
 AXA PREMIER VIP                                                                  SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital         .   AXA Equitable
                                       appreciation and current income.               Funds
                                                                                      Management
                                                                                      Group, LLC
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class B     Seeks to achieve long-term growth of       .
  EQUITY                               capital with an emphasis on risk-adjusted      AllianceBernstein
                                       returns and managing volatility in the         L.P.
                                       Portfolio.                                 .   AXA Equitable
                                                                                      Funds
                                                                                      Management
                                                                                      Group, LLC
                                                                                  .   ClearBridge
                                                                                      Investments, LLC
                                                                                  .   GCIC US Ltd.
                                                                                  .   Marsico Capital
                                                                                      Management, LLC
                                                                                  .   T. Rowe Price
                                                                                      Associates, Inc.
                                                                                  .   Westfield
                                                                                      Capital
                                                                                      Management
                                                                                      Company, L.P.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER               Class B     Seeks to achieve long-term growth of       .   AXA Equitable
  INTERNATIONAL EQUITY                 capital with an emphasis on risk-adjusted      Funds
                                       returns and managing volatility in the         Management
                                       Portfolio.                                     Group, LLC
                                                                                  .
                                                                                      BlackRock Investment Management, LLC
                                                                                  .   EARNEST
                                                                                      Partners, LLC
                                                                                  .
                                                                                      J.P. Morgan Investment Management Inc.
                                                                                  .   Marsico Capital
                                                                                      Management, LLC
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP     Class B     Seeks to achieve long-term growth of       .
  VALUE                                capital with an emphasis on risk-adjusted      AllianceBernstein
                                       returns and managing volatility in the         L.P.
                                       Portfolio.                                 .   AXA Equitable
                                                                                      Funds
                                                                                      Management
                                                                                      Group, LLC
                                                                                  .   Institutional
                                                                                      Capital LLC
                                                                                  .   MFS Investment
                                                                                      Management
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class B     Seeks to achieve long-term growth of       .
  GROWTH                               capital with an emphasis on risk-adjusted      AllianceBernstein
                                       returns and managing volatility in the         L.P.
                                       Portfolio.                                 .   AXA Equitable
                                                                                      Funds
                                                                                      Management
                                                                                      Group, LLC
                                                                                  .
                                                                                      BlackRock Investment Management, LLC
                                                                                  .   Franklin
                                                                                      Advisers, Inc.
                                                                                  .
                                                                                      Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class B     Seeks to achieve long-term growth of       .   AXA Equitable
  VALUE                                capital with an emphasis on risk-adjusted      Funds
                                       returns and managing volatility in the         Management
                                       Portfolio.                                     Group, LLC
                                                                                  .
                                                                                      BlackRock Investment Management, LLC
                                                                                  .
                                                                                      Diamond Hill Capital Management, Inc.
                                                                                  .   Knightsbridge
                                                                                      Asset
                                                                                      Management, LLC
                                                                                  .   Lord, Abbett &
                                                                                      Co. LLC
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Class B     Seeks to achieve long-term growth of       .   AXA Equitable
  VALUE                                capital with an emphasis on risk-adjusted      Funds
                                       returns and managing volatility in the         Management
                                       Portfolio.                                     Group, LLC
                                                                                  .
                                                                                      BlackRock Investment Management, LLC
                                                                                  .   Franklin
                                                                                      Advisory
                                                                                      Services, LLC
                                                                                  .   Pacific Global
                                                                                      Investment
                                                                                      Management
                                                                                      Company
----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                INVESTMENT MANAGER
 TRUST PORTFOLIO                                                             (OR SUB-ADVISER(S),
 NAME                  SHARE CLASS  OBJECTIVE                                AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -      Class IA    Seeks long-term capital appreciation    .   AXA Equitable Funds
  ALT 20                            and current income.                         Management Group, LLC
-----------------------------------------------------------------------------------------------------
ALL ASSET               Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds
  AGGRESSIVE - ALT                  and current income, with a greater          Management Group, LLC
  25                                emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------
ALL ASSET MODERATE      Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds
  GROWTH - ALT 15                   and current income, with a greater          Management Group, LLC
                                    emphasis on current income.
-----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE          Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds
  STRATEGY*/(1)/                    and current income, with a greater          Management Group, LLC
                                    emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------
AXA BALANCED            Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds
  STRATEGY*/(1)/                    and current income.                         Management Group, LLC
-----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE        Class IB    Seeks current income and growth of      .   AXA Equitable Funds
  GROWTH                            capital, with a greater emphasis on         Management Group, LLC
  STRATEGY*/(2)/                    current income.
-----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE        Class IB    Seeks a high level of current income.   .   AXA Equitable Funds
  STRATEGY*/(1)/                                                                Management Group, LLC
-----------------------------------------------------------------------------------------------------
AXA GROWTH              Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds
  STRATEGY*/(2)/                    and current income, with a greater          Management Group, LLC
                                    emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH     Class IB    Seeks long-term capital appreciation    .   AXA Equitable Funds
  STRATEGY*/(1)/                    and current income, with a greater          Management Group, LLC
                                    emphasis on current income.
-----------------------------------------------------------------------------------------------------
AXA ULTRA               Class IB    Seeks current income.                   .   AXA Equitable Funds
  CONSERVATIVE                                                                  Management Group, LLC
  STRATEGY*/(1) (2)/
-----------------------------------------------------------------------------------------------------
                        Class IB    Seeks to achieve total return from      .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN              long- term growth of capital and            L.P.
  DYNAMIC WEALTH                    income.
  STRATEGIES/(1)/
-----------------------------------------------------------------------------------------------------
                        Class IA    Seeks to achieve long-term growth of    .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN              capital.                                    L.P.
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC      Class IA    Seeks to achieve capital appreciation   .   BlackRock Investment
  VALUE EQUITY                      and secondarily, income.                    Management, LLC
-----------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS      Class IA    Seeks a combination of growth and       .   Boston Advisors, LLC
  EQUITY INCOME                     income to achieve an above-average
                                    and consistent total return.
-----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN     Class IA    Seeks to achieve long-term growth of    .   Capital Guardian
  RESEARCH                          capital.                                    Trust Company
-----------------------------------------------------------------------------------------------------
EQ/COMMON STOCK         Class IA    Seeks to achieve a total return before  .   AllianceBernstein
  INDEX                             expenses that approximates the total        L.P.
                                    return performance of the Russell
                                    3000 Index, including reinvestment of
                                    dividends, at a risk level consistent
                                    with that of the Russell 3000 Index.
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                              INVESTMENT MANAGER
 TRUST PORTFOLIO                                                           (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Class IB    Seeks to achieve a total return before  .   AXA Equitable Funds
                                  expenses that approximates the total        Management Group, LLC
                                  return performance of the Barclays      .   SSgA Funds
                                  Intermediate U.S. Government/Credit         Management, Inc.
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent
                                  with that of the Barclays Intermediate
                                  U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK     Class IA    Seeks to achieve long-term growth of    .   Davis Selected
  VENTURE                         capital.                                    Advisers, L.P.
------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Class IA    Seeks to achieve a total return before  .   AllianceBernstein
                                  expenses that approximates the total        L.P.
                                  return performance of the S&P 500 In-
                                  dex, including reinvestment of divi-
                                  dends, at a risk level consistent with
                                  that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Class IB    Seeks to achieve long-term growth of    .   AllianceBernstein
  EQUITY PLUS                     capital.                                    L.P.
                                                                          .   AXA Equitable Funds
                                                                              Management Group, LLC
                                                                          .   EARNEST Partners, LLC
------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Class IA    Primarily seeks capital appreciation    .   AXA Equitable Funds
  TEMPLETON                       and secondarily seeks income.               Management Group, LLC
  ALLOCATION
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS      Class IA    Seeks to achieve capital appreciation.  .   GAMCO Asset
  AND ACQUISITIONS                                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Class IA    Seeks to maximize capital               .   GAMCO Asset
  COMPANY VALUE                   appreciation.                               Management, Inc.
------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Class IA    Seeks to achieve capital growth and     .   AXA Equitable Funds
                                  current income.                             Management Group, LLC
                                                                          .
                                                                              BlackRock Investment Management, LLC
                                                                          .   First International
                                                                              Advisors, LLC
                                                                          .   Wells Capital
                                                                              Management, Inc.
------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL             Class IA    Seeks to achieve long-term capital      .   AXA Equitable Funds
  MULTI-SECTOR                    appreciation with an emphasis on risk-      Management Group, LLC
  EQUITY                          adjusted returns and managing           .
                                  volatility in the Portfolio.                BlackRock Investment Management, LLC
                                                                          .
                                                                              Morgan Stanley Investment
                                                                              Management Inc.
------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND    Class IB    Seeks to maximize current income.       .   AXA Equitable Funds
                                                                              Management Group, LLC
                                                                          .   AXA Investment
                                                                              Managers, Inc.
------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Class IB    Seeks to achieve a total return before  .   AXA Equitable Funds
  GOVERNMENT BOND                 expenses that approximates the total        Management Group, LLC
                                  return performance of the Barclays      .   SSgA Funds
                                  Intermediate U.S. Government Bond           Management, Inc.
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent
                                  with that of the Barclays Intermediate
                                  U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to achieve long-term growth of    .   AXA Equitable Funds
  CORE PLUS                       capital with an emphasis on risk-           Management Group, LLC
                                  adjusted returns and managing           .
                                  volatility in the Portfolio.                BlackRock Investment Management, LLC
                                                                          .   Hirayama
                                                                              Investments, LLC
                                                                          .   WHV Investment
                                                                              Management
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IB    Seeks to achieve long-term growth of        .   AXA Equitable Funds
  CORE PLUS                       capital with an emphasis on risk -              Management Group, LLC
                                  adjusted returns and managing               .
                                  volatility in the Portfolio.                    BlackRock Investment Management, LLC
                                                                              .   Hirayama
                                                                                  Investments, LLC
                                                                              .   WHV Investment
                                                                                  Management
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to achieve a total return (before     .   AllianceBernstein
  EQUITY INDEX                    expenses) that approximates the total           L.P.
                                  return performance of a composite
                                  index comprised of 40% DJ EURO
                                  STOXX 50 Index, 25% FTSE 100 Index,
                                  25% TOPIX Index, and 10% S&P/ASX
                                  200 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the composite index.
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to provide current income and         .   AXA Equitable Funds
  VALUE PLUS                      long-term growth of income,                     Management Group, LLC
                                  accompanied by growth of capital with       .
                                  an emphasis on risk-adjusted returns            BlackRock Investment Management, LLC
                                  and managing volatility in the Portfolio.   .   Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                           expenses that approximates the total            L.P.
                                  return performance of the Russell 1000
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000 Growth Index.
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to provide long-term capital          .   AXA Equitable Funds
  PLUS                            growth with an emphasis on risk-                Management Group, LLC
                                  adjusted returns and managing               .
                                  volatility in the Portfolio.                    BlackRock Investment Management, LLC
                                                                              .   Marsico Capital
                                                                                  Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve a total return before      .   SSgA Funds
  INDEX                           expenses that approximates the total            Management, Inc.
                                  return performance of the Russell
                                  1000 Value Index, including
                                  reinvestment of dividends, at a risk
                                  level consistent with that of the
                                  Russell 1000 Value Index.
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  PLUS                            capital with an emphasis on risk-               L.P.
                                  adjusted returns and managing               .   AXA Equitable Funds
                                  volatility in the Portfolio.                    Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/MFS                Class IA    Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                   Financial Services
  GROWTH                                                                          Company d/b/a MFS
                                                                                  Investment Management
----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Class IA    Seeks to achieve a total return before      .   SSgA Funds
                                  expenses that approximates the total            Management, Inc.
                                  return performance of the S&P Mid Cap
                                  400 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the S&P Mid Cap 400 Index.
----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Class IA    Seeks to achieve long-term capital          .   AXA Equitable Funds
  PLUS                            appreciation with an emphasis on risk           Management Group, LLC
                                  adjusted returns and managing               .
                                  volatility in the Portfolio.                    BlackRock Investment Management, LLC
                                                                              .
                                                                                  Wellington Management
                                                                                  Company, LLP
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to provide current income and         .   AXA Equitable Funds
  VALUE PLUS                      long-term growth of income,                     Management Group, LLC
                                  accompanied by growth of capital with       .   BlackRock Investment
                                  an emphasis on risk-adjusted returns            Management, LLC
                                  and managing volatility in the Portfolio.   .   Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                INVESTMENT MANAGER
 TRUST PORTFOLIO                                                             (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to achieve a total return before    .   AllianceBernstein
  INDEX                           expenses that approximates the total          L.P.
                                  return performance of the Russell
                                  1000 Growth Index, including
                                  reinvestment of dividends at a risk
                                  level consistent with that of the
                                  Russell 1000 Growth Index.
---------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to provide long-term capital        .   AXA Equitable Funds
  PLUS                            growth with an emphasis on risk-              Management Group, LLC
                                  adjusted returns and managing             .   BlackRock Investment
                                  volatility in the Portfolio.                  Management, LLC
                                                                            .   Marsico Capital
                                                                                Management, LLC
---------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve a total return before    .   SSgA Funds
  INDEX                           expenses that approximates the total          Management, Inc.
                                  return performance of the Russell
                                  1000 Value Index, including
                                  reinvestment of dividends, at a risk
                                  level consistent with that of the
                                  Russell 1000 Value Index.
---------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of      .   AllianceBernstein
  PLUS                            capital with an emphasis on risk-             L.P.
                                  adjusted returns and managing             .   AXA Equitable Funds
                                  volatility in the Portfolio.                  Management Group, LLC
---------------------------------------------------------------------------------------------------------
EQ/MFS                Class IA    Seeks to achieve capital appreciation.    .   Massachusetts
  INTERNATIONAL                                                                 Financial Services
  GROWTH                                                                        Company d/b/a MFS
                                                                                Investment Management
---------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Class IA    Seeks to achieve a total return before    .   SSgA Funds
                                  expenses that approximates the total          Management, Inc.
                                  return performance of the S&P Mid
                                  Cap 400 Index, including reinvestment
                                  of dividends, at a risk level consistent
                                  with that of the S&P Mid Cap 400
                                  Index.
---------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Class IA    Seeks to achieve long-term capital        .   AXA Equitable Funds
  PLUS                            appreciation with an emphasis on risk         Management Group, LLC
                                  adjusted returns and managing             .   BlackRock Investment
                                  volatility in the Portfolio.                  Management, LLC
                                                                            .   Wellington
                                                                                Management Company,
                                                                                LLP
---------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET       Class IA    Seeks to obtain a high level of current   .   The Dreyfus
                                  income, preserve its assets and               Corporation
                                  maintain liquidity.
---------------------------------------------------------------------------------------------------------
EQ/MONTAG &           Class IA    Seeks to achieve capital appreciation.    .   Montag & Caldwell,
  CALDWELL GROWTH                                                               LLC
---------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Class IA    Seeks to achieve capital growth.          .
  MID CAP GROWTH                                                                Morgan Stanley Investment
                                                                                Management Inc.
---------------------------------------------------------------------------------------------------------
EQ/NATURAL            Class IB    Seeks to achieve long-term growth of      .   AllianceBernstein
  RESOURCES PLUS                  capital.                                      L.P.
                                                                            .   AXA Equitable Funds
                                                                                Management Group, LLC
                                                                            .   RBC Global Asset
                                                                                Management (U.S.)
                                                                                Inc.
---------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Class IA    Seeks to achieve capital appreciation.    .   OppenheimerFunds,
  GLOBAL                                                                        Inc.
---------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Class IB    Seeks to achieve maximum real return,     .   Pacific Investment
  REAL RETURN                     consistent with preservation of capital       Management Company,
                                  and prudent investment management.            LLC
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                               INVESTMENT MANAGER
 TRUST PORTFOLIO                                                            (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)
----------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Class IA    Seeks to generate a return in excess of  .   Pacific Investment
  SHORT BOND                      traditional money market products            Management
                                  while maintaining an emphasis on             Company, LLC
                                  preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------
EQ/REAL ESTATE PLUS   Class IB    Seeks to provide long-term capital       .   AllianceBernstein
                                  appreciation and current income.             L.P.
                                                                           .   AXA Equitable Funds
                                                                               Management Group, LLC
                                                                           .   Pacific Investment
                                                                               Management Company,
                                                                               LLC
----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Class IA    Seeks to replicate as closely as         .   AllianceBernstein
  INDEX                           possible (before expenses) the total         L.P.
                                  return of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IA    Seeks to achieve long-term capital       .   T. Rowe Price
  GROWTH STOCK                    appreciation and secondarily, income.        Associates, Inc.
----------------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Class IB    Seeks to achieve long-term capital       .   Wells Capital
  OMEGA GROWTH                    growth.                                      Management, Inc.

---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE                                                    INVESTMENT MANAGER
 INSURANCE FUNDS) -                                                          (OR SUB-ADVISER(S),
 SERIES II PORTFOLIO NAME  OBJECTIVE                                        AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED   The fund's investment objective is to provide    .   Invesco Advisers, Inc.
  DIVIDEND FUND            reasonable current income and long-term growth
                           of income and capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL   The fund's investment objective is total return  .   Invesco Advisers, Inc.
  ESTATE FUND              through growth of capital and current income.    .   Invesco Asset Management
                                                                                Limited
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD    The fund's investment objective is total return  .   Invesco Advisers, Inc.
  FUND                     comprised of current income and capital
                           appreciation.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.               The fund's investment objective is long-term     .   Invesco Advisers, Inc.
  INTERNATIONAL GROWTH     growth of capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP       The fund's investment objective is long-term     .   Invesco Advisers, Inc.
  CORE EQUITY FUND         growth of capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP     The fund's investment objective is long-term     .   Invesco Advisers, Inc.
  EQUITY FUND              growth of capital.
---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN
 VARIABLE PRODUCT SERIES                                                     INVESTMENT MANAGER
 FUND, INC. - CLASS                                                           (OR SUB-ADVISER(S),
 B PORTFOLIO NAME         OBJECTIVE                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS     The Portfolio's investment objective is long-term  .   AllianceBernstein L.P.
  INTERNATIONAL GROWTH    growth of capital.
  PORTFOLIO

--------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE PORTFOLIOS,                                                      INVESTMENT MANAGER
 INC. - CLASS                                                               (OR SUB-ADVISER(S),
 II PORTFOLIO NAME        OBJECTIVE                                        AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID   The fund seeks long-term capital growth. Income  .   American Century Investment
  CAP VALUE FUND          is a secondary objective.                            Management, Inc.
--------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                            INVESTMENT MANAGER
 PORTFOLIO NAME CLASS 4                                                          (OR SUB-ADVISER(S),
 SHARES                   OBJECTIVE                                             AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
BOND FUND/SM/             The fund's investment objective is to provide as      .   Capital Research and
                          high a level of current income as is consistent with      Management Company
                          the preservation of capital.
-------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL              The fund's investment objective is to provide you     .   Capital Research and
  CAPITALIZATION FUND/SM/ with long-term growth of capital.                         Management Company
-------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)         The fund's investment objective is to provide         .   Capital Research and
                          long-term capital appreciation.                           Management Company
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                            INVESTMENT MANAGER
 PORTFOLIO NAME CLASS                                                            (OR SUB-ADVISER(S),
 P-2 SHARES               OBJECTIVE                                             AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
PROTECTED ASSET           The fund's investment objective is to provide you     .   Capital Research and
  ALLOCATION FUND/SM/     with high total return (including income and capital      Management Company
                          gains) consistent with preservation of capital over
                          the long term while seeking to manage volatility
                          and provide downside protection.

-------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE                                               INVESTMENT MANAGER
 SERIES FUNDS, INC. -                                              (OR SUB-ADVISER(S),
 CLASS III PORTFOLIO NAME  OBJECTIVE                               AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
BLACKROCK                  To seek high total investment return.  .   Advisor: BlackRock Advisors, LLC
  GLOBAL ALLOCATION V.I.                                          .   Sub Advisor: BlackRock
  FUND                                                                International Limited
                                                                  .   Sub Advisor: BlackRock
                                                                      Investment Management, LLC
-------------------------------------------------------------------------------------------------------
BLACKROCK LARGE            Seeks long-term capital growth.        .   Advisor: BlackRock Advisors, LLC
  CAP GROWTH V.I. FUND                                            .   Sub Advisor: BlackRock
                                                                      Investment Management, LLC

---------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS                                                       INVESTMENT MANAGER
 (VIP) - SERVICE CLASS                                                     (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         OBJECTIVE                                       AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks long-term capital appreciation.           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO                                                     Company (FMR)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       Seeks long-term growth of capital.              .   Fidelity Management &
  CAP PORTFOLIO                                                               Research Company (FMR)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks a high level of current income. The fund  .   Fidelity Management & Research
  STRATEGIC INCOME        may also seek capital appreciation.                 Company (FMR)
  PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE                                                             INVESTMENT MANAGER
 INSURANCE TRUST - PORTFOLIO                                                       (OR SUB-ADVISER(S),
 NAME                         OBJECTIVE                                           AS APPLICABLE
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES         Seeks to provide total return by allocating among   .   First Trust Advisors, L.P.
  DIVIDEND & INCOME           dividend-paying stocks and investment grade bonds.
  ALLOCATION PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE                                                               INVESTMENT MANAGER
 PRODUCTS TRUST - CLASS                                                            (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME           Seeks to maximize income while maintaining              .   Franklin Advisers, Inc.
  SECURITIES FUND         prospects for capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING           Seeks long-term capital appreciation, with              .   Franklin Advisory Services, LLC
  DIVIDENDS SECURITIES    preservation of capital as an important consideration.
  FUND
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC        The Fund's principal investment goal is to seek a       .   Franklin Advisers, Inc.
  INCOME SECURITIES FUND  high level of current income. Its secondary goal is capital appreciation over long term.
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP    The Fund's principal investment goal is capital         .   Fund Administrator:
  FOUNDING FUNDS          appreciation. Its secondary goal is income.             .   Franklin Templeton Services, LLC
  ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES  The Fund's principal investment goal is capital         .   Franklin Mutual Advisers, LLC
  FUND                    appreciation. Its secondary goal is income.
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING      Seeks long-term capital appreciation.                   .   Templeton Asset Management Ltd.
  MARKETS SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN         Seeks long-term capital growth.                         .   Templeton Investment Counsel, LLC
  SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL          Seeks high current income, consistent with              .   Franklin Advisers, Inc.
  BOND SECURITIES FUND    preservation of capital. Capital appreciation is a
                          secondary consideration.
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE                                              INVESTMENT MANAGER
 TRUST - SERVICE                                                  (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     Seeks long-term capital appreciation.  .
  CAP VALUE FUND                                                     Goldman Sachs Asset Management, L.P.
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE                                                              INVESTMENT MANAGER
 INSURANCE PORTFOLIOS PORTFOLIO                                                   (OR SUB-ADVISER(S),
 NAME                            OBJECTIVE                                       AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET              To seek to provide total return.                .   Waddell & Reed Investment
  STRATEGY                                                                           Management Company (WRIMCO)
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND           To seek to provide total return.                .   Waddell & Reed Investment
  OPPORTUNITIES                                                                      Management Company (WRIMCO)
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             To seek to provide capital growth and           .   Waddell & Reed Investment
                                 appreciation.                                       Management Company (WRIMCO)
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL             To seek to provide capital growth and           .   Waddell & Reed Investment
  NATURAL RESOURCES              appreciation.                                       Management Company (WRIMCO)
                                                                                 .   MacKenzie Financial Corporation
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME        To seek to provide total return through a       .   Waddell & Reed Investment
                                 combination of high current income and capital      Management Company (WRIMCO)
                                 appreciation.
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP            To seek to provide growth of capital.           .   Waddell & Reed Investment
  GROWTH                                                                             Management Company (WRIMCO)
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE            To seek to provide growth of capital.           .   Waddell & Reed Investment
  AND TECHNOLOGY                                                                     Management Company (WRIMCO)
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP          To seek to provide growth of capital.           .   Waddell & Reed Investment
  GROWTH                                                                             Management Company (WRIMCO)

------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT                                               INVESTMENT MANAGER
 SERIES, INC. - SERVICE                                           (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         Seeks long-term capital appreciation.  .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO

----------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES                                                        INVESTMENT MANAGER
 FUND, INC. - CLASS                                                         (OR SUB-ADVISER(S),
 VC PORTFOLIO NAME        OBJECTIVE                                        AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND          The fund's investment objective is to seek high  .   Lord, Abbett & Co. LLC
  DEBENTURE PORTFOLIO     current income and the opportunity for capital
  (VC)                    appreciation to produce a high total return.
----------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC       The fund's investment objective is growth of     .   Lord, Abbett & Co. LLC
  STOCK PORTFOLIO (VC)    capital and growth of income consistent with
                          reasonable risk.
----------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH        The fund's investment objective is capital       .   Lord, Abbett & Co. LLC
  OPPORTUNITIES           appreciation.
  PORTFOLIO (VC)
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS                                                             INVESTMENT MANAGER
 - SERVICE                                                                     (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  VALUE PORTFOLIO         appreciation.                                           Company
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH   The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  STOCK SERIES            appreciation.                                           Company
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  SERIES                  appreciation.                                           Company
-------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY         The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  PORTFOLIO               appreciation.                                           Company
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   The fund's investment objective is to seek total    .   Massachusetts Financial Services
                          return.                                                 Company
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS                                                              INVESTMENT MANAGER
 VARIABLE TRUST                                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                           AS APPLICABLE
-------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED      The Portfolio seeks to provide superior volatility  .   7Twelve Advisors, LLC
  PORTFOLIO+              risk-adjusted returns when compared to the bond
                          and equity markets in general.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST                                                          INVESTMENT MANAGER
 - ADVISOR                                                                 (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                       AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
PIMCO                     Seeks maximum real return consistent with       .   Pacific Investment Management
  COMMODITYREALRETURN(R)  prudent investment management.                      Company LLC
  STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
PIMCO EMERGING            Seeks maximum total return, consistent with     .   Pacific Investment Management
  MARKETS BOND PORTFOLIO  preservation of capital and prudent investment      Company LLC
                          management.
---------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN         Seeks maximum real return, consistent with      .   Pacific Investment Management
  PORTFOLIO               preservation of real capital and prudent            Company LLC
                          investment management.
---------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN        Seeks maximum total return, consistent with     .   Pacific Investment Management
  PORTFOLIO               preservation of capital and prudent investment      Company LLC
                          management.


----------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT MANAGER
 PROFUNDS VP PORTFOLIO                                                      (OR SUB-ADVISER(S),
 NAME                     OBJECTIVE                                        AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY  Seeks investment results, before fees and        .   ProFund Advisors LLC
                          expenses, that correspond to the performance of
                          the Dow Jones U.S. Biotechnology/SM /Index.

------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY                                                        INVESTMENT MANAGER
 SERIES, INC. PORTFOLIO                                                       (OR SUB-ADVISER(S),
 NAME                     OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE             Seeks long-term capital appreciation through       .   T. Rowe Price Associates, Inc.
  HEALTH SCIENCES         investment in companies expected to benefit
  PORTFOLIO - II          from changes in the health care, medicine or life
                          sciences fields.

------------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT MANAGER
 VAN ECK VIP TRUST - S                                                        (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD   Seeks long-term capital appreciation by investing  .   Van Eck Associates Corporation
  ASSETS FUND             primarily in "hard asset" securities. Income is a
                          secondary consideration.
------------------------------------------------------------------------------------------------------------------

*  The "AXA Strategic Allocation Portfolios."
+  7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.
(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).

Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2013 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or an available Special DCA program. If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protected Benefit account variable investment options or a Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and have the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.


Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix X for additional information regarding certain limitations on contributions that may apply to your contract.


It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you have the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting

                        CONTRACT FEATURES AND BENEFITS
a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."


We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix VI later in this Prospectus.


OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion

                        CONTRACT FEATURES AND BENEFITS
and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program does not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   Contributions to a Special DCA program may be designated for the Protected
    Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;

                        CONTRACT FEATURES AND BENEFITS

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section.

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;


..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix II for more information; and


..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM


If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix VI later in this Prospectus.


You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

                        CONTRACT FEATURES AND BENEFITS

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS AND EARNINGS BONUS (FOR SERIES CP(R) CONTRACTS)

Under certain circumstances credits and the Earnings bonus will be allocated to your Total account value. We do not include these amounts in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits and the Earnings bonus are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). Credits and Earnings bonus are included in the assessment of any charge that is based on your account value. Credits and Earnings bonus are also not considered to be part of your investment in the contract for tax purposes. For more information on how credits and the Earnings bonus affect your benefit bases, see "Series CP(R), and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the credit and Earnings bonus. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for more than 10 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.


For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix VI later in this Prospectus.


CREDITS ON CONTRIBUTIONS. A credit will be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The amount of the credit will be 3% of each contribution. This credit percentage will be credited to your initial contribution and each eligible subsequent contribution. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment account. Your Investment account is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment account. At that time, your Investment account will be credited with $180 [3% x (10,000 + 3,000 - 7,000)].

CREDIT RECOVERY. We do not recover amounts associated with the Earnings bonus. We will recover all or a portion of the credits on contributions in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $3,000.

                        CONTRACT FEATURES AND BENEFITS

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis (including any amounts in the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option. We do not include credits in the calculation of any withdrawal charge.

EARNINGS BONUS. An amount equal to 3% of your annual investment gains, called an Earnings bonus, will be added to your Total account value on each contract date anniversary that your Total account value is greater than your Account value peak. At contract issue, your Account value peak equals your initial contribution plus any eligible credit on your contribution. Your Account value peak is increased by subsequent contributions, including any corresponding credits on those contributions. Your Account value peak is NOT decreased by withdrawals. On each contract date anniversary, we will determine if you have investment gains by comparing your Total account value to your Account value peak. If your Account value peak is greater than your Total account value, you have no investment gains available for the Earnings bonus. If your Total account value is greater than your Account value peak, your gains will equal your Total account value minus your current Account value peak and we will increase your Total account value by an amount equal to 3% of your gains. The increase to your account value will occur after any applicable optional benefit base ratchet or reset. Your new Account value peak will then equal your increased Total account value.

The Earnings bonus will be allocated to your Investment account value and your Protected Benefit account value in proportion to your investment in those accounts as of that contract date anniversary. Furthermore, the Earnings bonus will be allocated within each account according to your allocation instructions on file. If you do not have allocation instructions on file, the Earnings bonus will be allocated among your investment options in proportion to your investments on that date.

For example, assume you make an initial contribution of $100,000 to your contract. Your Total account value increases by a $3,000 credit on contributions (3% x $100,000). Your Account value peak is $103,000. Later, you make a subsequent contribution of $100,000. Your Total account value increases by an additional $3,000 credit on contributions (3% x $100,000). Your subsequent contribution increases your Account value peak to $206,000 ($103,000 + $103,000). Assume you make no further contributions and on your next contract date anniversary your Total account value is $240,000. Your Total account value ($240,000) is greater than your Account value peak ($206,000) and your gain is $34,000 ($240,000 - $206,000). Your Earnings bonus on your investment gain is $1,020 (3% x $34,000). Your new Total account value is increased to $241,020, which is also your new Account value peak.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday;

(iii)your contract's maturity date; or

(iv)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.


When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the greater of the income provided by applying your Protected Benefit account value to the greater of our then current or guaranteed annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual

                        CONTRACT FEATURES AND BENEFITS

Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) contract. The GMIB is issued to owners age 20 - 80 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be issued based on the older owner's age. The GMIB cannot be added to your contract later if you decide to opt-out.


You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix II for more information.


--------------------------------------------------------------------------------
THE GMIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US YOU DO NOT WANT IT (OR "OPT OUT") AT THE TIME YOU COMPLETE YOUR APPLICATION.
--------------------------------------------------------------------------------

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 66 or older at the time your contract is issued.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you have the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

--------------------------------------------------------------------------------
THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
--------------------------------------------------------------------------------

GMIB BENEFIT BASE

Your GMIB has a benefit base. Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. Any withdrawals during the first contract year you fund the Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. ANY WITHDRAWALS DURING THE FIRST CONTRACT YEAR YOU FUND YOUR PROTECTED BENEFIT ACCOUNT WILL REDUCE YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS,
BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

                        CONTRACT FEATURES AND BENEFITS

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

Provided you did not opt out of the GMIB, you can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 - $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."


Please see Appendix IV later in this Prospectus for an example of how the GMIB benefit base is calculated.


You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in

                        CONTRACT FEATURES AND BENEFITS
either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

--------------------------------------------------------------------------------
ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
--------------------------------------------------------------------------------

One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.


Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix III -- ''Purchase considerations for QP Contracts'' later in this Prospectus.


ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later

                        CONTRACT FEATURES AND BENEFITS
contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral Roll-up rate will not be less than 4% or, if greater, the Deferral Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for two contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which new business rates are in effect will get the new business rates.

New business rates are no longer applicable after the duration specified in your contract.


75 DAY RATE LOCK-IN. If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral Roll-up rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual Roll-up rate and Deferral Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix VI later in this Prospectus.


EXAMPLES:

..   You sign your application for Retirement Cornerstone(R) Series contract on
    September 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

..   You sign your application for Retirement Cornerstone(R) Series contract on
    October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your initial Annual Roll-up and Deferral Roll-up rates and they will apply to your contract for two contract years. Thereafter, Renewal rates will apply.

                        CONTRACT FEATURES AND BENEFITS

RENEWAL RATES. After the new business rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you have the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa-equitable.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

--------------------------------------------------------------------------------
THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.


                              -------------------

                        CONTRACT FEATURES AND BENEFITS

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.


You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VIII later in this Prospectus.


Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762 (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

                        CONTRACT FEATURES AND BENEFITS

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $4,840 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $127,322.

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.


See Appendix VIII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.


GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually beginning at the end of the next contract year. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

                        CONTRACT FEATURES AND BENEFITS

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following your 95th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age
95. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday;

(iii)your contract's maturity date; or

(iv)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by contract maturity, owner age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.


For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).


Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under "GMIB" no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the owner reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

                        CONTRACT FEATURES AND BENEFITS

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or


(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.


In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.


If you have the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix V for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) a contract owner reaches age 95.


Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following your attainment of age 95;

(ii)for Retirement Cornerstone(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series QP contract into a Retirement Cornerstone(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(IV)IF YOU RESET THE GMIB BENEFIT BASE (AS DESCRIBED EARLIER IN THIS SECTION), YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. PLEASE NOTE THAT IN MOST CASES, RESETTING YOUR GMIB BENEFIT BASE WILL LENGTHEN THE WAITING PERIOD;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 96 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi)if the contract is jointly owned, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See ''Effect of the owner's death'' under ''Payment of death benefit'' later in this Prospectus for more information.

Please see ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Effect of your account values falling to zero'' in ''Determining your contract's value'' later in this Prospectus for more information on these guaranteed benefits.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


ASSET TRANSFER PROGRAM (''ATP'')

If you have the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra

                        CONTRACT FEATURES AND BENEFITS

Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix IX later in this Prospectus.


The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.


A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. In the 20th ATP year (and later), the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix IX for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix IX later in this Prospectus.


If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of

                        CONTRACT FEATURES AND BENEFITS
your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.


You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix IX later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.


On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.


For information about the ATP exit option, please see Appendix IX later in this Prospectus.


DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

            -------------------------------------------------------
            GUARANTEED MINIMUM   SERIES B AND L,    SERIES CP(R)
               DEATH BENEFIT        CONTRACTS        CONTRACTS
            -------------------------------------------------------
            Return of Principal  Issue Ages 0-80  Issue Ages 0-70
            death benefit
            ---------------------
            Highest Anniversary
            Value death benefit
            -------------------------------------------------------
            The "Greater of"     Issue Ages 20-65 Issue Ages 20-65
            death benefit
            -------------------------------------------------------

The "Greater of" death benefit can only be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R)
    contracts only)

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP(R) contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options, less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


Please see Appendix IV later in this Prospectus for an example of how the Return of Principal benefit base is calculated.


HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following

                        CONTRACT FEATURES AND BENEFITS
   the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you have the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you do not have the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the "reset" to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.


Please see Appendix IV later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.


"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. Any withdrawals during the first contract year you fund the Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. ANY WITHDRAWALS DURING THE FIRST CONTRACT YEAR YOU FUND YOUR PROTECTED BENEFIT ACCOUNT WILL REDUCE YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

In order to select the "Greater of" death benefit, you must also have the GMIB. Beginning with the contract year that follows the contract

                        CONTRACT FEATURES AND BENEFITS
year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. The new business rates are no longer applicable after the second contract year -- even if you fund your Guaranteed benefits after the second contract year. See "New business rates" under "Guaranteed minimum income benefit" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GMIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed minimum income benefit."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."

NOTIFICATION OF RENEWAL RATES. If you have the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit

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                        CONTRACT FEATURES AND BENEFITS
account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your Roll-up to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the

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                        CONTRACT FEATURES AND BENEFITS
automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you have the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age
85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85.Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT.An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix IV later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.


                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus.


For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.


See Appendix IV later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.


SERIES CP(R) AND YOUR GUARANTEED BENEFIT BASES

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000. Your contract is issued with the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 - $3,000). This is because credits to your Investment account are always considered transferred first.

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                        CONTRACT FEATURES AND BENEFITS

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HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

If you have the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you do not have the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.


Please see Appendix VIII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.


DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE


Prior to funding your Protected Benefit account, you can drop your GMIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix II, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.


POST-FUNDING DROP

SERIES B, CP(R) AND L CONTRACTS

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed

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                        CONTRACT FEATURES AND BENEFITS
minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and (ii) the expiration of all withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix II, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.


If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.


DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB or "Greater of" death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix II "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made an offer to a group of contract owners that provided for an increase in account value in return for terminating their guaranteed death benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

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                        CONTRACT FEATURES AND BENEFITS

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..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.


..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix X later in this Prospectus for more information.


..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:


..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix X later in this Prospectus for more information.


..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

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                        CONTRACT FEATURES AND BENEFITS

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..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges may apply as described in "Charges and expenses" later in this Prospectus.

..   If you have the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment account value and the greater of the Protected Benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix VI later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

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                        CONTRACT FEATURES AND BENEFITS

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2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in a Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also have the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you have the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive

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                       DETERMINING YOUR CONTRACT'S VALUE

   Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

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                       DETERMINING YOUR CONTRACT'S VALUE

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3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options until the contract date anniversary following owner age 70. If you do not elect the "Greater of" GMDB and you do not opt out of the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options until the contract date anniversary following owner age 80. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary following age 85, you may elect to have 100% of your Protected Benefit account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

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               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

You may request a transfer in writing (using our specific form), by telephone using TOPS or through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

--------------------------------------------------------------------------------
PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
--------------------------------------------------------------------------------

(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits and Earnings bonus applied to the
    Investment account will not be part of the net contribution amount. The total amount of credit and Earnings bonus applied to the Investment account will be considered transferred to the Protected Benefit account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix X later in this Prospectus for more information.



-----------------------------------------------------------------------------------------------------------------
                                                                            METHOD OF WITHDRAWAL
                                                             ----------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
-----------------------------------------------------------------------------------------------------------------
NQ                                                              Yes       Yes      Yes        No         No
-----------------------------------------------------------------------------------------------------------------
Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
-----------------------------------------------------------------------------------------------------------------
Roth IRA                                                        Yes       Yes      Yes        Yes        No
-----------------------------------------------------------------------------------------------------------------
Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
-----------------------------------------------------------------------------------------------------------------
QP/(5)/                                                         Yes       Yes      No         No         No
-----------------------------------------------------------------------------------------------------------------

(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GMIB only.
(3)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(5)All payments are made to the plan trust as the owner of the contract. See "Appendix III: Purchase considerations for QP contracts" later in this Prospectus.


AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.


You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.


Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the

                             ACCESSING YOUR MONEY
contract year or on some other date during the contract year. Consequently, a program that commences on a date other than a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

--------------------------------------------------------------------------------
PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
--------------------------------------------------------------------------------

If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.


For examples on how the Automatic payment plans work, please see Appendix VII. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VIII later in this Prospectus.


If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

                             ACCESSING YOUR MONEY

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.


You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have

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allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.


If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.


BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

--------------------------------------------------------------------------------
FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GMIB. For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with or without the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

Owners of tax-qualified contracts (IRA and QP) should consider the effect of resetting the GMIB benefit base if RMD payments must begin before the end of the new exercise waiting period. See ''GMIB benefit base reset'' in ''Contract features and benefits'' earlier in this Prospectus.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial

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withdrawal taken from your Protected Benefit account may cause an Excess withdrawal and may be subject to a withdrawal charge. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).


For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VIII later in this Prospectus.


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WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GMIB (while the no lapse guarantee is in effect unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protected Benefit account value falls to zero.

..   If you do not have the GMIB or if the no lapse guarantee is no longer in effect, or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

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In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------
Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
--------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

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SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix VI later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               1.05%
   Series L:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.30%
   Series CP(R):   0.35%
   Series L:       0.35%

                             CHARGES AND EXPENSES

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.20%
   Series CP(R):   0.25%
   Series L:       0.25%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.


We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).


If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value any withdrawal charge that applies and the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we charge $65 for each third-party transfer or exchange. We deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix VI later in this Prospectus for variations in your state.


WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

----------------------------------------------------------------------------------------------------------------
                         WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
----------------------------------------------------------------------------------------------------------------
                                                             1   2   3   4      5    6   7      8    9     10
----------------------------------------------------------------------------------------------------------------
Series B                                                     7%  7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
----------------------------------------------------------------------------------------------------------------
Series L                                                     8%  7%  6%  5%  0%/(2)/ --  --  --      --  --
----------------------------------------------------------------------------------------------------------------
Series CP(R)                                                 8%  8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
----------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.

                             CHARGES AND EXPENSES

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protected Benefit account and your Investment account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GMIB. If you have Guaranteed minimum death benefit with your contract, but do not have the GMIB, your free withdrawal amount is equal to 10% of your Investment account value and 10% of your Protected Benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protected Benefit account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GMIB. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is the GMIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GMIB until after issue, there is no free withdrawal amount in connection with the Protected Benefit account prior to the contract date anniversary following the date on which you funded your GMIB. If you fund your GMIB with a transfer, your free withdrawal amount from your Investment account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GMIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protected Benefit account and a contribution into the Investment account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment account and the Protected Benefit account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

Withdrawal charges will not apply when the GMIB is exercised under the no lapse guarantee on the contract date anniversary following age 95.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

                             CHARGES AND EXPENSES

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you have the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit and GMIB, we will deduct each charge from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GMIB, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT AND "GREATER OF" DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit and "Greater of" death benefit. You will be

                             CHARGES AND EXPENSES
notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix II for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

                             CHARGES AND EXPENSES

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

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                             CHARGES AND EXPENSES

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6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death.


The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.


--------------------------------------------------------------------------------
WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."


If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or


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                           PAYMENT OF DEATH BENEFIT

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..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.


If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 66 or over on the date of your death for the "Greater of" death benefit or age 81 or older for the Highest Anniversary Value death benefit, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's

                           PAYMENT OF DEATH BENEFIT
spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix VI later in this Prospectus.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or

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                           PAYMENT OF DEATH BENEFIT
not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

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                           PAYMENT OF DEATH BENEFIT

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7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix III at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life

                                TAX INFORMATION
or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies). Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU HAVE THE GMIB


If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

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In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income may have to pay an additional surtax of 3.8% for taxable years beginning after December 31, 2012. (This tax has been informally referred to as the "Medicare Tax.") For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or
b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

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There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, Series L or Series CP(R) Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is less than as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2013, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

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DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS
(IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2013 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2013). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be

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rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older if made by December 31, 2013.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain

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provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing.
Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

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SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

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CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R) and Series L Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2013, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.

Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.

Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

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Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

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..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation

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in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix III at the end of this Prospectus.


MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plans, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

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The general account is subject to regulation and supervision by the Insurance
Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protected Benefit account variable investment options will be allocated to corresponding Investment account variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protected Benefit account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

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..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

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Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS


The consolidated financial statements of AXA Equitable are in the SAI. The financial statement of Separate Account No. 70 is not included in the SAI because as of December 31, 2012, Separate Account No. 70 had not commenced operations. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.


For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix VI later in this Prospectus.


In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the

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divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.


AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.


AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company

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not affiliated with AXA Equitable. However, under applicable rules of the
FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.


AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.


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Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

                               MORE INFORMATION

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

The unit values and number of units outstanding for Separate Account No. 70 are not available, because as of December 31, 2012, Separate Account No. 70 had not commenced operations.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Dropping or changing your Guaranteed benefits


--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to have the           benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT       FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value  Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit              death benefit                        death benefit will             of Principal death
                                                                   automatically become your      benefit post-funding only.
                                                                   new guaranteed minimum
                                                                   death benefit.
----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death  Not Applicable: The Return of
   benefit                    Principal death benefit cannot
                              be dropped prior to funding the
                              Protected Benefit account
----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                   .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death       Both benefits              will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                   .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value       Both benefits              will terminate by
   death benefit                                              notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------


                                     II-2


          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to have the           benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.


                                     II-3


          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix III: Purchase considerations for QP contracts


--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.


AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                                     III-1


            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples


--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------

                                                                                  GUARANTEED MINIMUM
                                  GUARANTEED MINIMUM DEATH BENEFIT                  INCOME BENEFIT
                                  --------------------------------                  --------------

                                       HIGHEST
                                     ANNIVERSARY
          PROTECTED                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF         AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL         BENEFIT       BENEFIT      OF'' BENEFIT       GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE        BASE           BASE           BASE               BASE
----------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/  $103,000/(2)/  $104,000        $104,000/(5)/      $104,000
----------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/  $107,120/(2)/  $108,160        $108,160/(5)/      $108,160
----------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/  $113,547/(2)/  $113,547/(4)/   $113,547/(5)/      $113,547
----------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/  $120,360/(2)/  $120,360/(4)/   $120,360/(5)/      $120,360
----------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/  $128,785/(2)/  $128,785/(4)/   $128,785/(5)/      $128,785
----------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/  $128,785/(3)/  $133,937        $133,937/(5)/      $133,937
----------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/  $128,785/(3)/  $139,294        $139,294/(5)/      $139,294
----------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
  Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
  The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.


                                     IV-1


                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(3)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 85 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(4)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 85 benefit base equals
      $120,360
       The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

For example:

  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937


                                     IV-2


                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations


--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L and Series CP(R)). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.46)%, 3.54% for the Series B Protected Benefit account variable investment options and (3.0)%, 3.0% for the Series B Investment account variable investment options; (2.86)%, 3.14% for the Series L Protected Benefit account variable investment options and (3.40)%, 2.60% for the Series L Investment account variable investment options; (2.81)%, 3.19% for the Series CP(R) Protected Benefit account variable investment options and (3.35)%, 2.65% for the Series CP(R) Investment account variable investment options; at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.19% for the Protected Benefit account variable investment options (for each Series) and of 0.58% for the Investment account variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.71% for the Protected Benefit account variable investment options (for each Series) and 0.87% for the Investment account variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options (for each Series) and 0.25% for the Investment account variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


---------------------------------------------------------------------------------------------------------

                                                             PROTECT                GUARANTEE
                                                             -------                ---------

                             PROTECTED
    CONTRACT  INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE        INCOME BENEFIT
---------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
---------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0        0
---------------------------------------------------------------------------------------------------------
66      1    38,800 41,200 57,089 60,689 88,889   94,889  62,400  62,400  62,400  62,400   2,496    2,496
---------------------------------------------------------------------------------------------------------
67      2    37,636 42,436 54,192 61,345 84,828   96,781  64,896  64,896  64,896  64,896   2,596    2,596
---------------------------------------------------------------------------------------------------------
68      3    36,507 43,709 51,306 61,964 81,813   99,673  67,492  67,492  67,492  67,492   2,700    2,700
---------------------------------------------------------------------------------------------------------
69      4    35,412 45,020 48,430 62,543 77,842  101,563  70,192  70,192  70,192  70,192   2,808    2,808
---------------------------------------------------------------------------------------------------------
70      5    34,349 46,371 45,559 63,078 74,909  104,449  72,999  72,999  72,999  72,999   2,920    2,920
---------------------------------------------------------------------------------------------------------
71      6    33,319 47,762 42,693 63,565 73,011  108,327  75,919  75,919  75,919  75,919   3,037    3,037
---------------------------------------------------------------------------------------------------------
72      7    32,319 49,195 39,826 63,999 71,146  112,194  78,956  78,956  78,956  78,956   3,158    3,158
---------------------------------------------------------------------------------------------------------
73      8    31,350 50,671 36,958 64,376 68,308  115,047  82,114  82,114  82,114  82,114   3,285    3,285
---------------------------------------------------------------------------------------------------------
74      9    30,409 52,191 34,085 64,691 64,494  116,882  85,399  85,399  85,399  85,399   3,416    3,416
---------------------------------------------------------------------------------------------------------
75     10    29,497 53,757 31,203 64,938 60,700  118,695  88,815  88,815  88,815  88,815   3,553    3,553
---------------------------------------------------------------------------------------------------------
80     15    25,300 62,319 16,574 64,958 41,874  127,277 108,057 108,057 108,057 108,057   4,322    4,322
---------------------------------------------------------------------------------------------------------
85     20    21,722 72,244  1,280 62,313 23,001  134,558 131,467 131,467 131,467 131,467   5,259    5,259
---------------------------------------------------------------------------------------------------------
90     25    18,649 83,751      0 56,922 18,649  140,673       0 131,467       0 159,950 *$7,673    6,398
---------------------------------------------------------------------------------------------------------
95     30    16,010 97,090      0 48,531 16,010  145,622       0 131,467       0 194,604   7,673 *$15,220
---------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less the total amount of the annual administrative charge, as well as any optional benefit charges.
*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


---------------------------------------------------------------------------------------------------------

                                                             PROTECT                GUARANTEE
                                                             -------                ---------

                             PROTECTED
    CONTRACT  INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE        INCOME BENEFIT
---------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
---------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0        0
---------------------------------------------------------------------------------------------------------
66      1    38,640 41,040 56,849 60,449 87,489   93,489  62,400  62,400  62,400  62,400   2,496    2,496
---------------------------------------------------------------------------------------------------------
67      2    37,326 42,107 53,730 60,854 84,057   95,961  64,896  64,896  64,896  64,896   2,596    2,596
---------------------------------------------------------------------------------------------------------
68      3    36,057 43,202 50,641 61,213 80,698   98,415  67,492  67,492  67,492  67,492   2,700    2,700
---------------------------------------------------------------------------------------------------------
69      4    34,831 44,325 47,579 61,520 77,410  100,846  70,192  70,192  70,192  70,192   2,808    2,808
---------------------------------------------------------------------------------------------------------
70      5    33,647 45,478 44,539 61,773 78,186  107,251  72,999  72,999  72,999  72,999   2,920    2,920
---------------------------------------------------------------------------------------------------------
71      6    32,503 46,660 41,519 61,967 74,022  108,627  75,919  75,919  75,919  75,919   3,037    3,037
---------------------------------------------------------------------------------------------------------
72      7    31,398 47,873 38,515 62,097 69,913  109,970  78,956  78,956  78,956  78,956   3,158    3,158
---------------------------------------------------------------------------------------------------------
73      8    30,330 49,118 35,525 62,158 65,856  111,276  82,114  82,114  82,114  82,114   3,285    3,285
---------------------------------------------------------------------------------------------------------
74      9    29,299 50,395 32,545 62,145 61,844  112,540  85,399  85,399  85,399  85,399   3,416    3,416
---------------------------------------------------------------------------------------------------------
75     10    28,303 51,705 29,572 62,054 57,874  113,759  88,815  88,815  88,815  88,815   3,553    3,553
---------------------------------------------------------------------------------------------------------
80     15    23,778 58,786 14,686 60,205 38,464  118,991 108,057 108,057 108,057 108,057   4,322    4,322
---------------------------------------------------------------------------------------------------------
85     20    19,996 66,836      0 55,399 19,996  122,235       0 131,467 131,467 131,467   7,145    5,259
---------------------------------------------------------------------------------------------------------
90     25    16,816 75,988      0 47,565 16,816  123,553       0 131,467       0 159,950 *$7,145    6,398
---------------------------------------------------------------------------------------------------------
95     30    14,140 86,393      0 36,461 14,140  122,854       0 131,467       0 194,604   7,145 *$15,220
---------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less the total amount of the annual administrative charge, as well as any optional benefit charges.
*  Payments of $7,145 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------

                                                             PROTECT                   GUARANTEE
                                                             -------                   ---------

                             PROTECTED
    CONTRACT  INVESTMENT      BENEFIT                    "GREATER OF" DEATH  GMIB BENEFIT
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE/(+)/     BENEFIT             BASE        INCOME BENEFIT
------------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%      0%        6%       0%      6%      0%       6%
------------------------------------------------------------------------------------------------------------
65      0    41,200 41,200 61,800 61,800 95,000   95,000  60,000    60,000   60,000  60,000       0        0
------------------------------------------------------------------------------------------------------------
66      1    39,820 42,292 58,628 62,336 90,448   96,628  62,400    62,400   62,400  62,400   2,496    2,496
------------------------------------------------------------------------------------------------------------
67      2    38,486 43,413 55,488 62,832 85,974   98,245  64,896    64,896   64,896  64,896   2,596    2,596
------------------------------------------------------------------------------------------------------------
68      3    37,197 44,563 52,377 63,284 82,573  100,847  67,492    67,492   67,492  67,492   2,700    2,700
------------------------------------------------------------------------------------------------------------
69      4    35,950 45,744 49,290 63,689 79,241  103,432  70,192    70,192   70,192  70,192   2,808    2,808
------------------------------------------------------------------------------------------------------------
70      5    34,746 46,956 46,226 64,041 75,973  105,997  72,999    72,999   72,999  72,999   2,920    2,920
------------------------------------------------------------------------------------------------------------
71      6    33,582 48,200 43,181 64,338 72,763  108,538  75,919    75,919   75,919  75,919   3,037    3,037
------------------------------------------------------------------------------------------------------------
72      7    32,457 49,478 40,152 64,574 69,609  111,052  78,956    78,956   78,956  78,956   3,158    3,158
------------------------------------------------------------------------------------------------------------
73      8    31,370 50,789 37,135 64,746 66,505  113,535  82,114    82,114   82,114  82,114   3,285    3,285
------------------------------------------------------------------------------------------------------------
74      9    30,319 52,135 34,127 64,847 63,446  115,982  85,399    85,399   85,399  85,399   3,416    3,416
------------------------------------------------------------------------------------------------------------
75     10    29,303 53,516 31,126 64,873 60,429  118,389  88,815    88,815   88,815  88,815   3,553    3,553
------------------------------------------------------------------------------------------------------------
80     15    24,683 60,993 16,089 63,667 40,772  124,660 108,057   108,057  108,057 108,057   4,322    4,322
------------------------------------------------------------------------------------------------------------
85     20    20,812 69,515    688 59,606 21,500  129,120 131,467   131,467  131,467 131,467   5,259    5,259
------------------------------------------------------------------------------------------------------------
90     25    17,547 79,227      0 52,627 17,547  131,853       0   131,467        0 159,950 *$7,673    6,398
------------------------------------------------------------------------------------------------------------
95     30    14,794 90,295      0 42,500 14,794  132,795       0   131,467        0 194,604   7,673 *$15,220
------------------------------------------------------------------------------------------------------------

(+) The Cash Values shown are equal to the Total account value, less the total amount of the annual administrative charge, as well as any optional benefit charges.
*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
ARIZONA      See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Arizona and you are age 65 or
             "Contract features and benefits"  older at the time the contract is issued, you may return your
                                               Retirement Cornerstone(R) Series
                                               contract within 30 days from the
                                               date that you receive it and
                                               receive a refund of your Total
                                               account value. This is also
                                               referred to as the "free look"
                                               period.
--------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"

             See "Credit recovery" under       The second and third bullets
             "Credits and Earnings bonus (For  under "Credit recovery" do not
             Series CP(R) contracts only)" in  apply and are replaced by the
             "Contract features and benefits"  following:
             and "Your annuity payout
             options" in "Accessing your
             money"
                                               .   If you start receiving
                                                   annuity payments within
                                                   three years of making any
                                                   contribution, we will not
                                                   recover the credit that
                                                   applies to any contribution
                                                   made within the prior three
                                                   years. As a result, we will
                                                   apply the contract's cash
                                                   value, not the account
                                                   value, to the life
                                                   contingent annuity payout
                                                   regardless of how many years
                                                   have elapsed since last
                                                   contribution.

                                               .   Credits applied to
                                                   contributions made within
                                                   one year of death of the
                                                   owner (or older joint owner,
                                                   if applicable) will not be
                                                   recovered. However, any
                                                   applicable contract
                                                   withdrawal charges will
                                                   continue to apply to those
                                                   contributions. The 10% free
                                                   withdrawal amount does not
                                                   apply when calculating the
                                                   withdrawal charges
                                                   applicable to the payment of
                                                   a death benefit.
             See "GMIB "no lapse guarantee""   The no-lapse guarantee will not
             under "Guaranteed minimum income  terminate if your aggregate
             benefit" in "Contract features    withdrawals from your Protected
             and benefits"                     Benefit account in any contract
                                               year following the contract year
                                               in which you first fund your
                                               Protected Benefit Account exceed
                                               your Annual Withdrawal Amount
                                               unless the excess withdrawal
                                               drives your account value to
                                               zero.

             See "Disruptive transfer          The ability to restrict
             activity" in "Transferring your   transfers due to market timing
             money among investment options"   can only be determined by the
                                               underlying fund managers. AXA
                                               Equitable's right to restrict
                                               transfers due to market timing
                                               does not apply.

             See "Transfer Charge" in          The charge for excessive
             "Charges and Expenses"            transfers does not apply.
                                               The ability to reserve the right
                                               to impose a limit on the number
                                               of free transfers does not apply.
--------------------------------------------------------------------------------



                                     VI-1


     APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

CONNECTICUT  See "Withdrawal charge" in        For Series CP(R) contracts:
(CONTINUED)  "Charges and expenses"            Since credits applied to
                                               contributions cannot be
                                               recovered, withdrawal charges
                                               apply to amounts associated with
                                               a credit.

             See "Disability, terminal         The withdrawal charge waiver
             illness, or confinement to a      under item (i) does not apply.
             nursing home" under "Withdrawal
             charge" in "Charges and expenses"

             See "Special service charges" in  The current and maximum third
             "Charges and Expenses"            party transfer or exchange
                                               charge is $49 per occurrence.
                                               The maximum charge for check
                                               preparation is $9 per occurrence.

             See "Misstatement of age" in      We will not deduct interest for
             "More information"                any overpayments made by us due
                                               to a misstatement of age or sex.
                                               Any overpayments will be
                                               deducted from future payments.

             See "Transfers of ownership,      Benefits terminate upon any
             collateral assignments, loans     change of owner who is the
             and borrowing" in "More           measuring life, unless the
             information"                      change of ownership is due to a
                                               divorce where the spouse is
                                               awarded 100% of the account
                                               value and chooses to continue
                                               the contract in his or her name
                                               and meets the age requirements
                                               of the applicable benefit on the
                                               date the change in ownership
                                               occurs.
                                               Benefits do not terminate upon
                                               assignment.
                                               Your contract cannot be assigned
                                               to an institutional investor or
                                               settlement company, either
                                               directly or indirectly, nor may
                                               the ownership be changed to an
                                               institutional investor or
                                               settlement company.
--------------------------------------------------------------------------------

DELAWARE     See "Greater of death benefit"    The maximum charge for the
             under "Guaranteed benefit         "Greater of" death benefit is
             charges" in "Charges and          1.65%.
             expenses"
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this
             contribute to your contract" in   section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on contributions is deleted. The
                                               remainder of this section is
                                               unchanged.

             See "How you can purchase and     We may not discontinue the
             contribute to your contract" in   acceptance of contributions.
             "Contract features and benefits"
             See "Credits (for Series CP(R)    If you elect to receive annuity
             contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

             See "Annuity maturity date"       Requests to start receiving
             under "Your annuity payout        annuity payments before the
             options" in "Accessing your       maturity date must be made in
             money"                            writing at least 30 days prior
                                               to the date annuity payments are
                                               to begin.

             See "Special service charges" in  The charge for third-party
             "Charges and expenses"            transfer or exchange applies to
                                               any transfer or exchange of your
                                               contract, even if it is to
                                               another contract issued by AXA
                                               Equitable.
                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.
--------------------------------------------------------------------------------



                                     VI-2


                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

FLORIDA      See "Your right to cancel within  If you reside in the state of
(CONTINUED)  a certain number of days" in      Florida and you are age 65 and
             "Contract features and benefits"  older at the time the contract is issued, you may cancel your
                                               variable annuity contract and
                                               return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the cash surrender value
                                               provided in the annuity
                                               contract, plus any fees or
                                               charges deducted from the
                                               contributions or imposed under
                                               the contract.
                                               If you reside in the state of
                                               Florida and you are age 64 or
                                               younger at the time the contract
                                               is issued, you may cancel your
                                               variable annuity contract and
                                               return it to us within 14 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               your contributions, including
                                               any contract fees or charges.

             See "Transferring your account    We may not require a minimum
             value" in "Transferring your      time period between transfers or
             money among investment options"   establish a daily maximum
                                               transfer limit.

             See "Check preparation charge"    The maximum charge for check
             under "Special service charges"   preparation is $25.
             in "Charges and expenses"

             See "Withdrawal charge" under     If you are age 65 and older at
             "Charges that AXA Equitable       the time your contract is
             deducts" in "Charges and          issued, the applicable
             expenses"                         withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.

             See "Misstatement of age" in      After the second contract date
             "More information"                anniversary, Guaranteed benefits
                                               may not be terminated for
                                               misstatement of age.

             See "Transfers of ownership,      Your Guaranteed benefits will
             collateral assignments, loans     terminate with all transfers of
             and borrowing" in "More           ownership, even with a change of
             information"                      owner from a trust to an
                                               individual.
--------------------------------------------------------------------------------
MONTANA      See "Appendix V: Hypothetical     The annuity purchase factors are
             illustrations"                    applied on a unisex basis in
                                               determining the amount payable
                                               under a Guaranteed benefit.
--------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit
             in "Definitions of key terms",    is not available. The only
             in "Guaranteed minimum death      Guaranteed minimum death
             benefits" and throughout this     benefits that are available are
             Prospectus.                       the Return of Principal death
                                               benefit and the Highest
                                               Anniversary Value death benefit.
                                               Both of these death benefits are
                                               available in combination with
                                               the Guaranteed minimum income
                                               benefit. They are also available
                                               without the Guaranteed minimum
                                               income benefit.

             See "Guaranteed interest option"  FOR SERIES CP(R) CONTRACTS ONLY:
             under "What are your investment
             options under the contract?" in   The Guaranteed interest option
             "Contract features and benefits"  is not available.

             See "Dollar cost averaging" in    FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and benefits"
                                               Investment Simplifier is not
                                               available.

             See "Credits" in "Contract        FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"
--------------------------------------------------------------------------------


                                     VI-3

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------
NEW YORK                                       If the owner (or older joint owner, if applicable) dies during the
(CONTINUED)                                    one-year period following our receipt of a contribution to which a credit was applied, we will recover all or a portion of the amount of such Credit from the account value, based on the number of full months that elapse between the time we receive the contribution and the owner's (or older joint owner's, if applicable) death, as follows:

                                                       Number of Months                 Percentage of Credit
                                                       ----------------                 --------------------
                                                              0                                 100%
                                                              1                                 100%
                                                              2                                 99%
                                                              3                                 98%
                                                              4                                 97%
                                                              5                                 96%
                                                              6                                 95%
                                                              7                                 94%
                                                              8                                 93%
                                                              9                                 92%
                                                              10                                91%
                                                              11                                90%
                                                              12                                89%

                                               We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

             See "GMIB benefit base" under     Your GMIB benefit base stops "rolling up" on the contract date
             "Guaranteed minimum income        anniversary following the owner's (or older joint owner's, if
             benefit" in "Contract features    applicable) 90th birthday or at contract maturity, if earlier.
             and benefits"

                                               For the GMIB, there are caps on the GMIB benefit base, which are based on a percentage of total contributions and transfers to the
                                               Protected Benefit account:

                                               Initial Funding Age                Cap Amount
                                               -------------------                ----------
                                               20-49                              350% on GMIB benefit base
                                               50+                                No Cap on GMIB benefit base
                                               The cap is determined by the age of the owner at the time of first funding of the Protected Benefit account. If the Protected Benefit account is funded at age 50 or greater there is no cap. If the
                                               Protected Benefit account is funded at ages 20 to 49, the cap percentage is set to 350% of the GMIB benefit base and does not change for the life of the contract, unless there is a GMIB benefit base reset at age 50 or greater. If there is a GMIB benefit base reset at age 50 or greater, there is no cap,
                                               regardless of the age of the owner at first funding. If there is a
                                               GMIB benefit base reset prior to age 50, the GMIB benefit base will be capped at 350%, multiplied by the Protected Benefit account value at time of the GMIB benefit base reset, plus 350% of all contributions and transfers made to the Protected Benefit account after the reset. Neither a GMIB benefit base reset nor withdrawals from your Protected Benefit account will lower the cap amount.
             See "75 Day rate lock-in" under   The Roll-up rate lock-in period is 90 days, beginning on the date
             "Guaranteed minimum income        you signed client replacement information authorization form.
             benefit" in "Contract features
             and benefits"

             See "Selecting an annuity payout  FOR SERIES CP(R) CONTRACTS ONLY:
             option" under "Your annuity
             payout option" in "Accessing      The earliest date annuity payments may begin is 13 months from the
             your money"                       issue date.
--------------------------------------------------------------------------------------------------------------------


                                     VI-4

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------

                                                AVAILABILITY
 STATE        FEATURES AND BENEFITS             OR VARIATION
------------------------------------------------------------------------------------------------------------------------------

NEW YORK      See "Charges and expenses"        Deductions for charges from the guaranteed
(CONTINUED)                                     interest option and the Special DCA account
                                                are not permitted.

                                                The charge for third-party transfer or
                                                exchange does not apply.

                                                The check preparation charge does not apply.

              See "Disability, terminal         Item (i) is deleted and replaced with the
              illness, or confinement to a      following: An owner (or older joint owner, if
              nursing home"                     applicable) has qualified to receive Social
                                                Security disability benefits as certified by
                                                the Social Security Administration or meets
                                                the definition of a total disability as
                                                specified in the contract. To qualify, a
                                                re-certification statement from a physician
                                                will be required every 12 months from the
                                                date disability is determined.

              See "Transfers of ownership,      Collateral assignments are not limited to the
              collateral assignments, loans     period prior to the first contract date
              and borrowing" in "More           anniversary. You may assign all or a portion
              information"                      of your NQ contract at any time, pursuant to
                                                the terms described in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  If you reside in the state of North Dakota at
              a certain number of days" in      the time the contract is issued, you may
              "Contract features and benefits"  return your Retirement Cornerstone(R) Series contract within 20 days from the date that
                                                you receive it and receive a full refund of
                                                your contributions.

              See "Your beneficiary and         Amounts allocated to the Guaranteed interest
              payment of benefit" in "Payment   option will continue to earn interest until
              of death benefit"                 the applicable death benefit is paid. This
                                                means that your death benefit (other than the
                                                applicable guaranteed minimum death benefit)
                                                will be increased by the amount of interest
                                                credited to any assets in the Guaranteed
                                                interest option up until the date on which we
                                                pay the death benefit.
------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA                  Available for direct rollovers from U.S.
                                                source 401(a) plans and direct transfers from
                                                the same type of U.S. source IRAs.

              Inherited IRA                     Available only under the beneficiary
                                                continuation option for currently issued NQ,
                                                traditional and Roth IRA contracts.

              QP (Defined Benefit) contracts    Not Available
              (For Series B, Series CP(R) and
              Series L contracts only)

              See "Purchase considerations for  We do not offer contracts to charitable
              a charitable remainder trust"     remainder trusts in Puerto Rico.
              under "Owner and annuitant
              requirements" in "Contract
              features and benefits"

              See "How you can make             Specific requirements for purchasing QP
              contributions" in "Contract       contracts in Puerto Rico are outlined below
              features and benefits" (For       in "Purchase considerations for QP (Defined
              Series B, Series CP(R) and        Contribution) contracts in Puerto Rico".
              Series L contracts only)

              See "Guaranteed minimum income    Restrictions for the GMIB on a Puerto Rico
              benefit" in "Contract features    QPDC contract are described below, under
              and benefits" (For Series B,      "Purchase considerations for QP (Defined
              Series CP(R) and Series L         Contribution) contracts in Puerto Rico", and
              contracts only)                   in your contract.
              See "Transfers of ownership,      Transfers of ownership of QP contracts are
              collateral assignments, loans     governed by Puerto Rico law. Please consult
              and borrowing" in "More           your tax, legal or plan advisor if you intend
              information" (For Series B,       to transfer ownership of your contract.
              Series CP(R) and Series L
              contracts only)

              "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP (DEFINED
              (Defined Contribution) contracts  CONTRIBUTION) CONTRACTS IN PUERTO RICO:
              in Puerto Rico" -- this section   Trustees who are considering the purchase of
              replaces "Appendix II: Purchase   a Retirement Cornerstone(R) Series QP
              considerations for QP contracts"  contract in Puerto Rico should discuss with
              in this Prospectus. (For Series   their tax, legal and plan advisors whether
              B, Series CP(R) and Series L      this is an appropriate investment vehicle for
              contracts only)                   the employer's plan. Trustees should consider
                                                whether the plan provisions permit the
                                                investment of plan assets in the QP contract,
                                                the Guaranteed minimum income benefit, and
                                                the payment of death benefits in accordance
                                                with the requirements of Puerto Rico income
                                                tax rules. The QP contract and this
                                                Prospectus should be reviewed in full, and
                                                the following factors, among others, should
                                                be noted.
------------------------------------------------------------------------------------------------------------------------------


                                     VI-5

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------

                                               AVAILABILITY
 STATE       FEATURES AND BENEFITS             OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                    LIMITS ON CONTRACT OWNERSHIP:
(CONTINUED)
                                               .   The QP contract is offered only as a
                                                   funding vehicle to qualified plan trusts
                                                   of single participant defined
                                                   contribution plans that are tax-qualified
                                                   under Puerto Rico law, not United States
                                                   law. The contract is not available to US
                                                   qualified plans or to defined benefit
                                                   plans qualifying under Puerto Rico law.

                                               .   The QP contract owner is the qualified
                                                   plan trust. The annuitant under the
                                                   contract is the self-employed Puerto Rico
                                                   resident, who is the sole plan
                                                   participant.

                                               .   This product should not be purchased if
                                                   the self-employed individual anticipates
                                                   having additional employees become
                                                   eligible for the plan. We will not allow
                                                   additional contracts to be issued for
                                                   participants other than the original
                                                   business owner.

                                               .   If the business that sponsors the plan
                                                   adds another employee who becomes
                                                   eligible for the plan, no further
                                                   contributions may be made to the
                                                   contract. If the employer moves the funds
                                                   to another funding vehicle that can
                                                   accommodate more than one employee, this
                                                   move could result in surrender charges,
                                                   if applicable, and the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be direct
                                                   transfers from other investments within
                                                   an existing qualified plan trust.

                                               .   Employer payroll contributions are not
                                                   accepted.

                                               .   Only one additional transfer contribution
                                                   may be made per contract year.

                                               .   Checks written on accounts held in the
                                                   name of the employer instead of the plan
                                                   or the trustee will not be accepted.

                                               .   As mentioned above, if a new employee
                                                   becomes eligible for the plan, the
                                                   trustee will not be permitted to make any
                                                   further contributions to the contract
                                                   established for the original business
                                                   owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available under the
                                                   contract.

                                               .   All payments are made to the plan trust
                                                   as owner, even though the plan
                                                   participant/annuitant is the ultimate
                                                   recipient of the benefit payment.

                                               .   AXA Equitable does no tax reporting or
                                                   withholding of any kind. The plan
                                                   administrator or trustee will be solely
                                                   responsible for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer contracts
                                                   that qualify as IRAs under Puerto Rico
                                                   law. The plan trust will exercise the
                                                   GMIB and must continue to hold the
                                                   supplementary contract for the duration
                                                   of the GMIB payments.

                                               PLAN TERMINATION:
                                               .   If the plan participant terminates the
                                                   business, and as a result wishes to
                                                   terminate the plan, the trust would have
                                                   to be kept in existence to receive
                                                   payments. This could create expenses for
                                                   the plan.

                                               .   If the plan participant terminates the
                                                   plan and the trust is dissolved, or if
                                                   the plan trustee (which may or may not be
                                                   the same as the plan participant) is
                                                   unwilling to accept payment to the plan
                                                   trust for any reason, AXA Equitable would
                                                   have to change the contract from a Puerto
                                                   Rico QP to NQ in order to make payments
                                                   to the individual as the new owner.
                                                   Depending on when this occurs, it could
                                                   be a taxable distribution from the plan,
                                                   with a potential tax of the entire
                                                   account value of the contract. Puerto
                                                   Rico income tax withholding and reporting
                                                   by the plan trustee could apply to the
                                                   distribution transaction.
-----------------------------------------------------------------------------------------------------------------------------

                                     VI-6

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------

                                               AVAILABILITY
 STATE       FEATURES AND BENEFITS             OR VARIATION
-------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                    .   If the plan trust is receiving GMIB
(CONTINUED)                                        payments and the trust is subsequently
                                                   terminated, transforming the contract
                                                   into an individually owned NQ contract,
                                                   the trustee would be responsible for the
                                                   applicable Puerto Rico income tax
                                                   withholding and reporting on the present
                                                   value of the remaining annuity payment
                                                   stream.

                                               .   AXA Equitable is a U.S. insurance
                                                   company, therefore distributions under
                                                   the NQ contract could be subject to
                                                   United States taxation and withholding on
                                                   a "taxable amount not determined" basis.
-------------------------------------------------------------------------------------------------------------------------
TEXAS        See "Your right to cancel within  If you reside in the state of Texas, you may
             a certain number of days" in      cancel your variable annuity contract and
             "Contract features and benefits"  return it to us within 15 days from the date you received it. Your refund will equal your
                                               account value under the contract on the day
                                               we receive notification to cancel the
                                               contract.
-------------------------------------------------------------------------------------------------------------------------


                                     VI-7

                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix VII: Examples of Automatic payment plans


--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3      5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4      5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5      5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6      4.7%/(b)/          $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7      5.2%/(b)/          $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8      5.4%/(b)/          $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

                                     VII-1

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       6.0%/(b)/          $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $128,151            $5,382                 4.2%
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $129,432            $5,695                 4.4%
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $130,726            $6,536                 5.0%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $132,034            $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0              0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0              0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0              0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0              0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0              0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

                                     VII-2

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260            $7,000                 5.5%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,895            $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

--------------------------------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      4.8%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      4.3%/(a)/          $104,800             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      5.2%/(a)/          $109,306             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      5.4%/(a)/          $114,990             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      5.0%/(a)/          $121,200             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      4.7%/(b)/          $127,260             $5,981              $1,018                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.2%/(b)/          $127,260             $6,618              $ 382                   5.5%
--------------------------------------------------------------------------------------------------------
8      5.4%/(b)/          $127,260             $6,872              $ 127                   5.5%
--------------------------------------------------------------------------------------------------------
9      6.0%/(b)/          $127,260             $6,999              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
10     7.3%/(b)/          $127,896             $7,034              $    0                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

                                     VII-3

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VIII: Examples of how withdrawals affect your Guaranteed benefit bases


--------------------------------------------------------------------------------

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                    VIII-1

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

---------------------------------------------------------------------------------------------------------------------
                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85    "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
   YEAR    RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-2

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                    VIII-3

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

------------------------------------------------------------------------------------------------------------------------------

                                                               GUARANTEED MINIMUM
                                                                 DEATH BENEFIT
                                                                 -------------


                                                                             HIGHEST
  END            PROTECTED                                    RETURN OF    ANNIVERSARY
   OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE     ROLL-UP TO AGE 85
CONTRACT  NET     ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT         BENEFIT      "GREATER OF" BENEFIT
  YEAR   RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE            BASE                BASE
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%   $135,224  $5,151     4.0%     $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/    $130,073
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %   $135,224  $7,000     4.0%    $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/    $128,224
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 85 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-4

APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix IX: Formula for asset transfer program for Guaranteed minimum income benefit


--------------------------------------------------------------------------------

As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you have the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in a Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------
   ATP YEAR ANNIVERSARY      MINIMUM TRANSFER POINT MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------
First day of first ATP year           10%                    20%
--------------------------------------------------------------------------
            1st                       12%                    22%
--------------------------------------------------------------------------
            2nd                       14%                    24%
--------------------------------------------------------------------------
            3rd                       16%                    26%
--------------------------------------------------------------------------
            4th                       18%                    28%
--------------------------------------------------------------------------
            5th                       20%                    30%
--------------------------------------------------------------------------
            6th                       22%                    32%
--------------------------------------------------------------------------
            7th                       24%                    34%
--------------------------------------------------------------------------
            8th                       26%                    36%
--------------------------------------------------------------------------
            9th                       28%                    38%
--------------------------------------------------------------------------
           10th                       30%                    40%
--------------------------------------------------------------------------
           11th                       32%                    42%
--------------------------------------------------------------------------
           12th                       34%                    44%
--------------------------------------------------------------------------
           13th                       36%                    46%
--------------------------------------------------------------------------
           14th                       38%                    48%
--------------------------------------------------------------------------
           15th                       40%                    50%
--------------------------------------------------------------------------
           16th                       42%                    52%
--------------------------------------------------------------------------
           17th                       44%                    54%
--------------------------------------------------------------------------
           18th                       46%                    56%
--------------------------------------------------------------------------
           19th                       48%                    58%
--------------------------------------------------------------------------
     20th (and later)                 50%                    60%
--------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 10% on the first day of the first ATP year to 12% on the first day on the second ATP year. The maximum transfer point moves similarly

                                     IX-1

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT
during the first ATP year from 20% on the first day of the first ATP year to 22% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

--------------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 15                            FIRST ATP
                                  (DAY 1 OF                             YEAR
                               FIRST ATP YEAR)  AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            10%        10.5%   11%   11.5%      12%
--------------------------------------------------------------------------------
   Maximum Transfer Point            20%        20.5%   21%   21.5%      22%
--------------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 14                           SECOND ATP
                                  (DAY 1 OF                             YEAR
                               SECOND ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            12%        12.5%   13%   13.5%      14%
--------------------------------------------------------------------------------
   Maximum Transfer Point            22%        22.5%   23%   23.5%      24%
--------------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in a Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                          A - B
                                  ATP% =  -----
                                           0.2

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in a Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

                                     IX-2

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra
                         Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

-------------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT RATIO       17.5%                              27%                                 35%
-------------------------------------------------------------------------------------------------------------------------------
VALUATION DAY        4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINTS      Minimum = 18%                      Minimum = 20%                       Minimum = 22%
                     Maximum = 28%                      Maximum = 30%                       Maximum = 32%
-------------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS          Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                     = $100,000                         = $100,000                          = $100,000
                     AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                     investment option = $40,000        investment option = $40,000         investment option = $40,000
                     Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                        for the Protected Benefit account   for the Protected Benefit account
                                                        variable investment options =       variable investment options =
                                                        $20,000                             $20,000
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINT       Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
VALUATION            minimum transfer point             minimum transfer point but less     maximum transfer point.
                     therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in a
                     moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                     Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                     option.                            Conservative Strategy investment    Conservative Strategy investment
                                                        option, if necessary.               option.
-------------------------------------------------------------------------------------------------------------------------------
ATP%                 0%                                 (0.27 - 0.2) / 0.1 = 0.7 OR         100%
(Contract Ratio -                                       70%
Minimum Transfer
Point) / 0.1
-------------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT           (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
(ATP%*Protected      -$20,000 (cannot be less than $0)  $50,000                             $80,000
Benefit account      ATP Amount = $0
value) -Special DCA
program designated
for the Protected
Benefit account
variable investment
options
-------------------------------------------------------------------------------------------------------------------------------

                                     IX-3

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

----------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                         EXAMPLE 3
----------------------------------------------------------------------------------------------------------------------------
TRANSFER AMOUNT      $0 - $40,000 = -$40,000,           SCENARIO 1 - using current         $80,000 - $40,000 = $40,000
(ATP Amount) -       (transferred out of the AXA Ultra  assumptions:                       (transferred into the AXA Ultra
(Protected Benefit   Conservative Strategy investment   $50,000 - $40,000 = $10,000        Conservative Strategy investment
account value        option)                            (transferred into the AXA Ultra    option)
currently in AXA                                        Conservative Strategy investment
Ultra Conservative                                      option)
Strategy investment
option)                                                 SCENARIO 2 - if current amount
                                                        in AXA Ultra Conservative
                                                        Strategy investment option =
                                                        $65,000 instead of $40,000:
                                                        $50,000 - $65,000 = -$15,000
                                                        (transferred out of the AXA Ultra
                                                        Conservative Strategy investment
                                                        option)
----------------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

                    ATP Year Set Back      (A - 1) X (B + C)
                                       =   ----------------
                                                 D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.


                                     IX-4

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

The following is an example of the ATP year set back:

---------------------------------------------------------------------------------------------------------
                                      CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2
---------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                                 ATP year 4
                                                                                  [A = 4]
--------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSUMPTIONS                      Contract is in month 3 of the       Contract is now in month 5 of
                                 current contract year.              the same contract year.
                                 Total contract year to date         Total contract year to date
                                 contributions and transfers to the  contributions and transfers to the
                                 Protected Benefit account as of     Protected Benefit account as of
                                 the valuation day prior to the      the valuation day prior to the
                                 transaction date of the ATP set     transaction date of the ATP set
                                 back calculation = $0 [B = 0]       back calculation = $300
                                 The contribution and/or transfer    [B = 300]
                                 to the Protected Benefit account    The contribution and/or transfer
                                 on the transaction date of the      to the Protected Benefit account
                                 ATP set back calculation = $300     on the transaction date of the
                                 [C = 300]                           ATP set back calculation = $300
                                 Value of the GMIB benefit base      [C = 300]
                                 including the pro rata Roll-up      Value of the GMIB benefit base
                                 amount as of the valuation day      including the pro rata Roll-up
                                 prior to the ATP set back           amount as of the valuation day
                                 calculation = $616.92               prior to the ATP set back
                                 [D = 616.92]                        calculation = $926.11
                                                                     [D = 926.11]
---------------------------------------------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (0 +300) = 0.98             (4-1) X (300 +300) = 1.47
       (A - 1) X (B + C)           616.92 + 300                         926.11 + 300
             D + C               Rounded to the nearest whole        Rounded to the nearest whole
                                 year = 1                            year = 1
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-1 = 3 (ATP         New ATP year = 4-1 = 3 (ATP
Current ATP year - ATP year set  year is set back by 1)              year has already been set back to
back = New ATP year              NEW ATP YEAR = 3                    year 3. No additional set back
                                                                     will occur.)
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
                                      CONTRIBUTION/TRANSFER #3
--------------------------------------------------------------------
CURRENT ATP YEAR

---------------------------------------------------------------------
--------------------------------------------------------------------
ASSUMPTIONS                      Contract is now in month 7 of
                                 the same contract year.
                                 Total contract year to date
                                 contributions and transfers to the
                                 Protected Benefit account as of
                                 the valuation day prior to the
                                 transaction date of the ATP set
                                 back calculation = $600
                                 [B = 600]
                                 The contribution and/or transfer
                                 to the Protected Benefit account
                                 on the transaction date of the
                                 ATP set back calculation =
                                 $1,200 [C = 1,200]
                                 Value of the GMIB benefit base
                                 including the pro rata Roll-up
                                 amount as of the valuation day
                                 prior to the ATP set back
                                 calculation = $1,238.41
                                 [D = 1,238.41]
--------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (600 +1200) = 2.21
       (A - 1) X (B + C)           1,238.41 + 1200
             D + C               Rounded to the nearest whole
                                 year = 2
--------------------------------------------------------------------
--------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-2 = 2 (ATP
Current ATP year - ATP year set  year is set back by 1 additional
back = New ATP year              year)
                                 NEW ATP YEAR = 2
--------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed your Guaranteed benefit base(s) will be adjusted as follows:

              New Benefit Base =  (1- 3%) X A   _ D
                                  -------------
                                   1 - B + C

   WHERE:

  New Benefit Base =  The new value that the GMIB benefit base and if applicable, the
                      Roll-up to age 85 benefit base and Highest Anniver-sary Value benefit base will be adjusted to if this value is less than the current value of the respective benefit bases.

                                     IX-5

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the seventh month of the fifth ATP year. The number of completed months in the current ATP year is six. The minimum transfer point is 19%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(18%+20%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $130,000 Highest Anniversary Value benefit base is $110,000, Roll-up to age 85 benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the "Greater of" death benefit base ($130,000) is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($130,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,250              = $113,197
                      -------------------
                       1 - .19 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($110,000), as the new benefit base ($113,197) is greater than your current Highest Anniversary Value benefit base. Your GMIB benefit base and your Roll-up to age 85 benefit base are adjusted to the new benefit base ($113,197), as the new benefit base is less than your current GMIB and Roll-up to age 85 benefit bases. Your "Greater of" death benefit base is also adjusted to the new benefit base ($113,197), as it is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($113,197).

Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the Highest Anniversary Value benefit base would be $130,000 ($110,000 + $20,000) and the Roll-up to age 85 benefit base, GMIB benefit base and "Greater of" death benefit base would be $133,197 ($113,197 + $20,000).

Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 10% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then processed the new benefit base would be:

  New benefit base =  (1- 3%) X 120,000   _ 3,250              = $136,486
                      -------------------
                       1 -0.19 + 0.023

Your GMIB benefit base is adjusted to $136,486.

                                     IX-6

             APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Appendix X: Rules regarding contributions to your contract


--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B & SERIES L)

                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)

                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $500

                         .   $100 monthly under the automatic investment program

                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   After-tax money.

                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   If you elect the GMIB with the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account until age 70, or if later, the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account until age 80, or if later, the first contract date anniversary. However,
                             regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         .   You may make subsequent contributions to your Investment account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)

                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)

                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $50

                         .   $100 monthly under the automatic investment program

                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.

                         .   Rollovers from another traditional individual retirement
                             arrangement.

                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

                         .   Regular IRA contributions.

                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   If you elect the GMIB with the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account until age 70, or if later, the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account until age 80, or if later, the first contract date anniversary. However,
                             regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         .   You may make subsequent contributions to your Investment account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         FOR ALL SERIES:

                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.

                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)

                         .   20-70 (FOR SERIES CP(R))

-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)

                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $50

                         .   $100 monthly under the automatic investment program

                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Rollovers from another Roth IRA.

                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.

                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.

                         .   Direct custodian-to-custodian transfers from another Roth IRA.

                         .   Regular Roth IRA contributions.

                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   If you elect the GMIB with the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account until age 70, or if later, the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account until age 80, or if later, the first contract date anniversary. However,
                             regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         .   You may make subsequent contributions to your Investment account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         FOR ALL SERIES:

                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.

                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

----------------------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
                         ROTH IRA)
 CONTRACT TYPE                       (AVAILABLE FOR SERIES B & SERIES L ONLY)
----------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70

                         .   Not available for Series CP(R)
----------------------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)
----------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
----------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
----------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/
                         .   You may make subsequent contributions to the Protected Benefit account until age 80. However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.

                         .   You may make subsequent contributions to the Investment account until age 86.

                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
----------------------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)

                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)

                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF
SUBSEQUENT               .   $500
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Only transfer contributions from other investments within an existing qualified plan trust.

                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.

                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   If you elect the GMIB with the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account until age 70, or if later, the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your Protected Benefit account until age 75, or if later, the first contract date anniversary. However,
                             regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         .   You may make subsequent contributions to your Investment account until the later of attained age 75 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         FOR ALL SERIES:

                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.

                         .   We do not accept contributions directly from the employer.

                         .   Only one subsequent contribution can be made during a contract year.

                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
See Appendix III earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                               PAGE

Who is AXA Equitable?                                                                2

Unit Values                                                                          2

Custodian and Independent Registered Public Accounting Firm                          2

Distribution of the Contracts                                                        2

Financial Statements                                                                 2

Condensed Financial Information                                             Appendix I


HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


------------------------------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE ACCOUNT NO. 70 dated May
1, 2013.
------------------------------------------------------------------------------------------------------
Name
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City                                                                                       State  Zip

Retirement Cornerstone(R) Series 12.0

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2013


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 12.0?

The Retirement Cornerstone(R) Series 12.0 (the "Retirement Cornerstone(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L"), Retirement Cornerstone(R) Series C ("Series C"), and Retirement Cornerstone(R) Series ADV ("Series ADV"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./(+)/

For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.


The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

-------------
(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C, Series CP(R), and Series ADV contracts.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

If you have the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.

TYPES OF CONTRACTS.  We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).


Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix X" for more information.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                  (NAT'L-RC 12)
                                                                        #416951

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of Principal death benefit;
(iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

THE GMIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GMIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2013, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST                          . EQ/Montag & Caldwell Growth
.. AXA Aggressive Allocation*                    . EQ/Morgan Stanley Mid Cap Growth
.. AXA Moderate Allocation*                      . EQ/Mutual Large Cap Equity
.. AXA Moderate-Plus Allocation*                 . EQ/Natural Resources PLUS/(3)/
.. Multimanager Aggressive Equity                . EQ/Oppenheimer Global
.. Multimanager International Equity             . EQ/PIMCO Global Real Return/(3)/
.. Multimanager Large Cap Value                  . EQ/PIMCO Ultra Short Bond
.. Multimanager Mid Cap Growth                   . EQ/Real Estate PLUS/(3)/
.. Multimanager Mid Cap Value                    . EQ/Small Company Index
.. Multimanager Small Cap Value                  . EQ/T. Rowe Price Growth Stock
                                                . EQ/Templeton Global Equity
 EQ ADVISORS TRUST                              . EQ/Van Kampen Comstock
.. All Asset Aggressive -- Alt 25**(3)           . EQ/Wells Fargo Omega Growth
.. All Asset Growth -- Alt 20**
.. All Asset Moderate Growth -- Alt 15**(3)       AIM VARIABLE INSURANCE FUNDS (INVESCO
.. AXA Aggressive Strategy***(1)                  VARIABLE INSURANCE FUNDS) -- SERIES II
.. AXA Balanced Strategy***(1)                   . Invesco V.I. Diversified
.. AXA Conservative Growth Strategy***(1)          Dividend
.. AXA Conservative Strategy***(1)               . Invesco V.I. Global Real Estate
.. AXA Growth Strategy***(1)                     . Invesco V.I. High Yield
.. AXA Moderate Growth Strategy***(1)            . Invesco V.I. International Growth
.. AXA Ultra Conservative Strategy***(1)(2)      . Invesco V.I. Mid Cap Core Equity
.. EQ/AllianceBernstein Dynamic Wealth           . Invesco V.I. Small Cap Equity
  Strategies/(1)/
.. EQ/AllianceBernstein Small Cap Growth          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES
.. EQ/AXA Franklin Small Cap Value Core           FUND, INC. -- CLASS B
.. EQ/BlackRock Basic Value Equity               . AllianceBernstein VPS Balanced Wealth
.. EQ/Boston Advisors Equity Income                Strategy
.. EQ/Capital Guardian Research                  . AllianceBernstein VPS International Growth
.. EQ/Common Stock Index
.. EQ/Core Bond Index                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
.. EQ/Davis New York Venture                      CLASS II
.. EQ/Emerging Markets Equity PLUS/(3)/          . American Century VP Mid Cap Value
.. EQ/Equity 500 Index
.. EQ/Franklin Core Balanced                      AMERICAN FUNDS INSURANCE SERIES(R)
.. EQ/Franklin Templeton Allocation              . American Funds Insurance Series(R) Bond
.. EQ/GAMCO Mergers and Acquisitions               Fund/SM(3)/
.. EQ/GAMCO Small Company Value                  . American Funds Insurance Series(R) Global
.. EQ/Global Bond PLUS                             Small Capitalization Fund/SM(3)/
.. EQ/Global Multi-Sector Equity                 . American Funds Insurance Series(R) New World
.. EQ/High Yield Bond/(3)/                         Fund(R)/(3)/
.. EQ/Intermediate Government Bond               . American Funds Insurance Series(R) Protected
.. EQ/International Core PLUS                      Asset Allocation Fund/SM(3)/
.. EQ/International ETF
.. EQ/International Equity Index                  BLACKROCK VARIABLE SERIES FUNDS, INC. --
.. EQ/International Value PLUS                    CLASS III
.. EQ/JPMorgan Value Opportunities               . BlackRock Global Allocation V.I. Fund
.. EQ/Large Cap Growth Index                     . BlackRock Large Cap Growth V.I. Fund
.. EQ/Large Cap Growth PLUS
.. EQ/Large Cap Value Index                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
.. EQ/Large Cap Value PLUS                        -- SERVICE CLASS 2
.. EQ/MFS International Growth                   . Fidelity(R) VIP Contrafund(R)
.. EQ/Mid Cap Index                              . Fidelity(R) VIP Mid Cap
.. EQ/Mid Cap Value PLUS                         . Fidelity(R) VIP Strategic Income
.. EQ/Money Market
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income        LORD ABBETT SERIES FUND, INC. -- CLASS VC
  Allocation                                    . Lord Abbett Bond Debenture
                                                . Lord Abbett Classic Stock
 FRANKLIN TEMPLETON VARIABLE INSURANCE          . Lord Abbett Growth Opportunities
 PRODUCTS TRUST -- CLASS 2
.. Franklin Income Securities                     MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE
.. Franklin Rising Dividends Securities/(3)/      CLASS
.. Franklin Strategic Income Securities          . MFS(R) International Value
.. Franklin Templeton VIP Founding Funds         . MFS(R) Investors Growth Stock Series
  Allocation                                    . MFS(R) Investors Trust Series
.. Mutual Shares Securities                      . MFS(R) Technology
.. Templeton Developing Markets Securities       . MFS(R) Utilities Series
.. Templeton Foreign Securities
.. Templeton Global Bond Securities               NORTHERN LIGHTS VARIABLE TRUST
.. Templeton Growth Securities                   . 7Twelve/TM/ Balanced Portfolio

 GOLDMAN SACHS VARIABLE INSURANCE TRUST --       PIMCO VARIABLE INSURANCE TRUST -- ADVISOR
 SERVICE SHARES                                  CLASS
.. Goldman Sachs VIT Mid Cap Value               . PIMCO CommodityRealReturn(R) Strategy
                                                . PIMCO Emerging Markets Bond
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS        . PIMCO Real Return
.. Ivy Funds VIP Asset Strategy                  . PIMCO Total Return
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy                           PROFUNDS VP
.. Ivy Funds VIP Global Natural Resources        . ProFund VP Biotechnology
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth                   T. ROWE PRICE EQUITY SERIES, INC.
.. Ivy Funds VIP Science and Technology          . T.Rowe Price Health Sciences Portfolio II
.. Ivy Funds VIP Small Cap Growth
                                                 VAN ECK VIP TRUST -- S CLASS
 LAZARD RETIREMENT SERIES, INC. -- SERVICE      . Van Eck VIP Global Hard Assets
 SHARES
.. Lazard Retirement Emerging Markets Equity
-----------------------------------------------------------------------------------------------


*  The "AXA Allocation Portfolios"
** The "All Asset Portfolios"
***The "AXA Strategic Allocation Portfolios"

(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)This new variable investment option will be available on or about May 1, 2013, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

Contents of this Prospectus

--------------------------------------------------------------------------------





       Definitions of key terms                                       5
       Who is AXA Equitable?                                          8
       How to reach us                                                9
       Retirement Cornerstone(R) Series at a glance -- key features  11


       -----------------------------------------------------------------
       FEE TABLE
       -----------------------------------------------------------------

       Examples                                                      18
       Condensed financial information                               20


       -----------------------------------------------------------------
       1. CONTRACT FEATURES AND BENEFITS
       -----------------------------------------------------------------
       How you can purchase and contribute to your contract          21
       Owner and annuitant requirements                              21
       How you can make your contributions                           22
       What are your investment options under the contract?          23
       Portfolios of the Trusts                                      25
       Allocating your contributions                                 35
       Dollar cost averaging                                         36
       Credits (FOR SERIES CP(R) CONTRACTS)                          39
       Guaranteed minimum income benefit                             40
       Annuity purchase factors                                      46
       Death benefit                                                 52
       Guaranteed minimum death benefits                             52
       Series CP(R) Credits and your Guaranteed benefit bases        56
       How withdrawals affect your Guaranteed benefits               57
       Dropping or changing your Guaranteed benefits                 57
       Guaranteed benefit offers                                     58
       Inherited IRA beneficiary continuation contract               58
       Your right to cancel within a certain number of days          60


       -----------------------------------------------------------------
       2.DETERMINING YOUR CONTRACT'S VALUE
       -----------------------------------------------------------------
       Your account value and cash value                             61
       Your contract's value in the variable investment options      61
       Your contract's value in the guaranteed interest option       61
       Your contract's value in the account for special dollar cost
         averaging                                                   61
       Effect of your account values falling to zero                 61


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner. When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

      -------------------------------------------------------------------
      3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS
      -------------------------------------------------------------------
      Transferring your account value                                  63
      Disruptive transfer activity                                     64
      Rebalancing among your Investment account variable
        investment options and guaranteed interest option              65


      -------------------------------------------------------------------
      4.ACCESSING YOUR MONEY
      -------------------------------------------------------------------
      Withdrawing your account value                                   67
      How withdrawals are taken from your Total account value          71
      Withdrawals treated as surrenders                                71
      Surrendering your contract to receive its cash value             72
      When to expect payments                                          72
      Your annuity payout options                                      72


      -------------------------------------------------------------------
      5. CHARGES AND EXPENSES
      -------------------------------------------------------------------
      Charges that AXA Equitable deducts                               75
      Charges that the Trusts deduct                                   79
      Group or sponsored arrangements                                  79
      Other distribution arrangements                                  80


      -------------------------------------------------------------------
      6. PAYMENT OF DEATH BENEFIT
      -------------------------------------------------------------------
      Your beneficiary and payment of benefit                          81
      Non-spousal joint owner contract continuation                    82
      Spousal continuation                                             82
      Beneficiary continuation option                                  83


      -------------------------------------------------------------------
      7. TAX INFORMATION
      -------------------------------------------------------------------
      Overview                                                         85
      Contracts that fund a retirement arrangement                     85
      Transfers among investment options                               85
      Taxation of nonqualified annuities                               85
      Individual retirement arrangements (IRAs)                        87
      Traditional individual retirement annuities (traditional IRAs)   88
      Roth individual retirement annuities (Roth IRAs)                 92
      Federal and state income tax withholding and information
        reporting                                                      95
      Special rules for contracts funding qualified plans              96
      Impact of taxes to AXA Equitable                                 96


      -------------------------------------------------------------------
      8. MORE INFORMATION
      -------------------------------------------------------------------
      About Separate Account No. 70                                    97
      About the Trusts                                                 97
      About the general account                                        97
      About other methods of payment                                   98
      Dates and prices at which contract events occur                  98
      About your voting rights                                         99
      Misstatement of age                                              99
      Statutory compliance                                             99
      About legal proceedings                                         100
      Financial statements                                            100


Transfers of ownership, collateral assignments, loans and
  borrowing                                                100
About Custodial IRAs                                       100
How divorce may affect your Guaranteed benefits            100
Distribution of the contracts                              101


--------------------------------------------------------------
APPENDICES
--------------------------------------------------------------


          I  --  Condensed financial information                      I-1
         II  --  Dropping or changing your Guaranteed benefits       II-1
        III  --  Purchase considerations for QP contracts           III-1
         IV  --  Guaranteed benefit base examples                    IV-1
          V  --  Hypothetical illustrations                           V-1
         VI  --  State contract availability and/or variations of
                   certain features and benefits                     VI-1
        VII  --  Examples of Automatic payment plans                VII-1
       VIII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                        VIII-1
         IX  --  Formula for asset transfer program for
                   Guaranteed minimum income benefit                 IX-1
          X  --  Rules regarding contributions to your
                   contract                                           X-1


       ------------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       ------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


--------------------------------------------------------------------------------

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you have the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- For Series CP(R) contracts, an amount credited to your account value at the same time we allocate your contribution. The amount of the credit is either 3% or 4% of each contribution based on total first year contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL BONUS ROLL-UP RATE -- The "Deferral bonus Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. This is your "Free look" right under the contract.

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with

                           DEFINITIONS OF KEY TERMS
your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; (iii) your contract's maturity date; or (iv) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The benefit is calculated using the amounts of contributions and transfers to the Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.

                           DEFINITIONS OF KEY TERMS

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to a Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
account variable investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value (through Online Account Access only) (when available);

..   request a quote of your Annual withdrawal amount (through Online Account
    Access) (when available);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                             WHO IS AXA EQUITABLE?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)election of the ATP exit option;

(10)exercise of the GMIB or election of an annuity payout option;

(11)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(12)death claims;

(13)change in ownership (NQ only, if available under your contract);

(14)purchase by, or change of ownership to, a non-natural owner;

(15)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(16)requests to drop or change your Guaranteed benefits;

(17)requests to collaterally assign your NQ contract;

(18)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);


(19)requests to enroll in or cancel the Systematic transfer program;

(20)transfers into and among the investment options; and

(21)withdrawal requests.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------


FIVE CONTRACT SERIES  This Prospectus describes five series of the Retirement
                      Cornerstone(R) contract -- Series B, Series CP(R), Series
                      L, Series C and Series ADV (together "the Retirement
                      Cornerstone(R) Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the Guaranteed minimum income benefit and Guaranteed minimum death benefits.

                      Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                      Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix X" later in this Prospectus.

                      The chart below shows the availability of key features under each series of the contract.


                                  SERIES B  SERIES CP(R)  SERIES L  SERIES C  SERIES ADV
-----------------------------------------------------------------------------------------
Special dollar cost averaging       Yes         No          Yes       No         No
-----------------------------------------------------------------------------------------
Special money market dollar cost    No          Yes         No        Yes        Yes
averaging
-----------------------------------------------------------------------------------------
Credits                             No          Yes         No        No         No

                            Throughout the Prospectus, any differences among the
                            contract series are identified.
                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; (iii) your contract's maturity date; and
                            (iv) your election to exercise the GMIB. Lifetime GMIB
                            payments can be on a single or joint life basis.

                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.

                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")        ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                    EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                               TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                               THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                               that follows the contract year in which you fund your
                               Protected Benefit account, and prior to the beginning of
                               your Lifetime GMIB payments, you can take your Annual
                               withdrawal amount without reducing your GMIB benefit base.
                               If you have the GMIB, your investment allocations are
                               subject to our asset transfer program (''ATP''). The ATP
                               uses predetermined mathematical formulas to move account
                               value between the AXA Ultra Conservative Strategy
                               investment option and the other Protected Benefit account
                               variable investment options. Under these formulas, your
                               Protected Benefit account value, excluding amounts in a
                               special DCA account, may be transferred between the
                               Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy
                               investment option. For more information, please see
                               ''Guaranteed minimum income benefit (''GMIB'')'' in
                               ''Contract features and benefits'' later in this Prospectus and Appendix IX to this Prospectus.
                               The GMIB is issued with all eligible contracts unless you
                               opt out at the time you apply for your Retirement
                               Cornerstone(R) contract. See "Guaranteed minimum income
                               benefit" and "Annual withdrawal amount" under "Guaranteed
                               minimum income benefit" in "Contract features and benefits"
                               later in this Prospectus. ANY AMOUNTS YOU WISH TO BE
                               CREDITED TOWARD YOUR GMIB MUST BE ALLOCATED TO THE
                               PROTECTED BENEFIT ACCOUNT.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH       .   Return of Principal death benefit
BENEFITS ("GMDBS")             .   Highest Anniversary Value death benefit
                               .   "Greater of" death benefit
                               ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                               BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               All three GMDBs are available in combination with the GMIB.
                               The Return of Principal death benefit and the Highest
                               Anniversary Value death benefit are available without the
                               GMIB. However, the "Greater of" death benefit can only be
                               selected in combination with the GMIB. If you do not select either the Highest Anniversary Value death benefit or the
                               "Greater of" death benefit, the Return of Principal death
                               benefit will automatically be issued with all eligible
                               contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "Rules regarding contributions to your contract" in "Appendix X".
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH       The death benefit in connection with your Investment
BENEFIT                        account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                               older joint owner's, if applicable) death, any required
                               instructions for method of payment, and any required
                               information and forms necessary to effect payment.
-------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR      You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS            benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                               TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                               BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                               Appendix II, for more information.
-------------------------------------------------------------------------------------------
CREDIT                         You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is either 3% or 4%
                               of each contribution, depending on certain factors. The
                               Credit is subject to recovery by us in certain limited
                               circumstances.
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" and
                      "Rules regarding contributions to your contract" in
                      "Appendix X" for more information, including important
                      limitations on contributions.


                  SERIES B           SERIES CP(R)        SERIES L            SERIES C            ADV
--------------------------------------------------------------------------------------------------------------------
NQ                $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/  $10,000($500)/(1)/
--------------------------------------------------------------------------------------------------------------------
Traditional or    $5,000($50)/(1)/   $10,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/   $10,000($50)/(1)/
Roth IRA
--------------------------------------------------------------------------------------------------------------------
Inherited IRA     $5,000($1,000)     n/a                 $10,000($1,000)     $25,000($1,000)     $10,000($1,000)
Beneficiary
continuation
contract
(traditional IRA
or Roth IRA)
("Inherited
IRA")
--------------------------------------------------------------------------------------------------------------------
QP                $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  n/a                 n/a
--------------------------------------------------------------------------------------------------------------------

                      /(1) /$100 monthly and $300 quarterly under our automatic investment program.

                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or, if you are eligible to have one or more
                      Guaranteed benefits and you wish to fund them, you may
                      allocate your contributions to the Protected Benefit
                      account. The Investment account offers more than 100
                      investment options and is designed to meet the asset
                      allocation and accumulation needs of a many types of
                      investors. The Protected Benefit account offers a limited
                      selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      ------------------------------------------------------------
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in a Special DCA program designated for future
                          transfers to Investment account variable investment
                          options or the guaranteed interest option
                      ------------------------------------------------------------
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in a Special DCA program designated for future
                          transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home (all contracts except Series C and Series
                               ADV)
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix II, for
                               more information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix X" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF WITHDRAWALS, OR
                           THE PAYMENT OF ANY APPLICABLE CHARGES WHEN DUE, OR A
                           COMBINATION OF THE TWO. Please see "Effect of your account values falling to zero" in "Determining your contract's
                           value" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------



THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX VI LATER IN THIS PROSPECTUS.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

CURRENTLY, YOU MAY PURCHASE A SERIES ADV CONTRACT ONLY IF YOU ARE A PARTICIPANT IN AN ACCOUNT ESTABLISHED UNDER A FEE-BASED PROGRAM SPONSORED AND MAINTAINED BY A REGISTERED BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY WE APPROVE (INCLUDING AXA ADVISORS, LLC. ONE OF THE DISTRIBUTORS OF THE CONTRACTS AND AN AFFILIATE OF AXA EQUITABLE). WE MAY, IN THE FUTURE, OFFER SERIES ADV CONTRACTS THROUGH OTHER MEANS. THE FEES AND EXPENSES OF A FEE-BASED PROGRAM ARE SEPARATE FROM AND IN ADDITION TO THE FEES AND EXPENSES OF THE CONTRACT AND GENERALLY PROVIDE FOR VARIOUS BROKERAGE SERVICES. IF YOU PURCHASE A SERIES ADV CONTRACT THROUGH A FEE-BASED ARRANGEMENT AND LATER TERMINATE THE ARRANGEMENT, YOUR CONTRACT WILL CONTINUE IN FORCE. THERE MAY BE CHARGES ASSOCIATED WITH THE FEE-BASED ARRANGEMENT SHOULD YOU DECIDE TO NO LONGER PARTICIPATE IN THE ARRANGEMENT. PLEASE CONSULT WITH YOUR PROGRAM SPONSOR FOR MORE DETAILS ABOUT YOUR FEE-BASED PROGRAM.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

EXCHANGE PROGRAMS

From time to time we may offer programs under which your existing variable annuity contract issued by AXA Equitable (the "old contract") may be exchanged for a new Retirement Cornerstone(R) Series C contract (the "new contract"). Under any such program, the surrender of the old contract would not trigger a withdrawal charge, if applicable, and the account value attributable to the old contract would not be subject to any withdrawal charge under the new contract (but would be subject to all other charges and fees under the new contract). Any additional contributions to the new contract would be subject to all fees and charges as described in this Prospectus. If we offer such an exchange to you, you should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the old contract to the benefits and guarantees that would be provided by the new contract. Any death benefits, living benefits, and other guarantees provided by your old contract do not carry over to the new contract. You should also compare the fees and charges of the old contract to the fees and charges of the new contract, which may be higher than the old contract. Any such program will be made available on terms and conditions determined by us and will comply with applicable law.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

-----------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions with- drawn (deducted if you
surrender your contract or make certain
withdrawals or apply your cash value to certain    SERIES B SERIES CP(R) SERIES L SERIES C SERIES ADV
payout options)./(2)/                              7.00%    8.00%/(8)/   8.00%    N/A      N/A

Charge for each additional transfer in excess of                  Maximum Charge: $35
12 transfers per contract year:/(3)/                              Current Charge: $0
Special service charges:/(4)/
  .   Express mail charge                             Current and Maximum Charge: $35
  .   Wire transfer charge                            Current and Maximum Charge: $90
  .   Duplicate contract charge                       Current and Maximum Charge: $35
  .   Check preparation charge/(5)/                               Maximum Charge: $85
                                                                  Current Charge: $0
  .   Charge for third party transfer or
      exchange/(5)/                                               Maximum Charge: $125
                                                                  Current Charge: $65
-----------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

----------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT
 DATE ANNIVERSARY
----------------------------------------------------------------
Maximum annual administrative charge/(6)/
   If your account value on a contract date
   anniversary is less than $50,000/(7)/             $30

   If your account value on a contract date
   anniversary is $50,000 or more                    $0

----------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
----------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(8)/             SERIES B SERIES CP(R) SERIES L SERIES C/(9)/ SERIES ADV
                                                   -------- ---------    -------- --------      ----------
Operations                                         0.80%    0.95%        1.10%    1.10%         0.35%
Administration                                     0.30%    0.35%        0.30%    0.25%         0.20%
Distribution                                       0.20%    0.25%        0.25%    0.35%         0.10%
                                                   -----    -----        -----    -----         -----
Total separate account annual expenses ("Contract
fee")                                              1.30%    1.55%        1.65%    1.70%         0.65%

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU
 FUND ANY OF THE FOLLOWING OPTIONAL BENEFITS
----------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE
(Calculated as a percentage of the applicable
benefit base./(10) /Deducted annually/(11) /on
each contract date anniversary for which the
benefit is in effect.)

   Return of Principal death benefit                 No Charge

   Highest Anniversary Value death benefit           0.35% (current and maximum)
----------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                   2.00%

   Current Charge/(12)/:                             1.05%
----------------------------------------------------------------------------------

                                   FEE TABLE

------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE
(Calculated as a percentage of the GMIB benefit
base/(10)/. Deducted annually/(11)/ on each
contract date anniversary for which the benefit
is in effect.)

   Maximum Charge:                                   2.00%

   Current Charge/(12)/:                             1.05%
------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from                Lowest Highest/(13)/
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/  0.63%  35.18%
-----------------------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  1.74%
----------------------------------------------------------------------------------------------------------------------



   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.


(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(7)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(8)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(9)We reduce the separate account charge for Series C contracts sold through AXA Advisors in connection with the exchange of certain other variable annuity contracts issued by AXA Equitable. For those contracts, the separate account annual expenses are:

Operations............................. 0.60%
Administration......................... 0.25%
Distribution........................... 0.35%
Total separate account annual expenses. 1.20%

                                   FEE TABLE

   See "Variations in charges" under "Charges and expenses" later in this Prospectus.

(10)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(11)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this prospectus.


(13)The highest "Total Annual Portfolio Operating Expenses" does not consider the total annual operating expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. Pursuant to a contract, AXA Equitable Funds Management Group, LLC, the investment manager of the EQ Advisors Trust, which holds the AXA Ultra Conservative Strategy Portfolio, has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the portfolio to 0.95% through April 30, 2014 (unless the EQ Advisors Trust Board of Trustees consents to an earlier revision or termination of this agreement).


EXAMPLES


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.

The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charge paid in the prior calendar year, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.012%; Series CP(R): 0.009%; Series L: 0.008%; Series C: 0.006%; and Series ADV:
0.014%. As discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.

In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and "Greater of" death benefit base. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples reflect the current charges in years 1 and 2 and the maximum charges in years 3 and later under these assumptions. The examples only reflect the current charges in years 1 and 2 because we may not increase the charges for the GMIB and "Greater of" death benefit untill after your second contract date anniversary. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See "Deferral bonus Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."


Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The Protected Benefit account variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and AXA Conservative Strategy, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    SERIES B
---------------------------------------------------------------------------------------------------
                                                               IF YOU DO NOT SURRENDER YOUR
                    IF YOU SURRENDER YOUR CONTRACT AT THE END CONTRACT AT THE END OF THE APPLICABLE
                      OF THE APPLICABLE TIME PERIOD                     TIME PERIOD
---------------------------------------------------------------------------------------------------
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming
   maximum fees
   and expenses of
   any of the
   Portfolios        $1,206    $2,413    $3,977     $8,315     $506    $1,813    $3,477    $8,315
---------------------------------------------------------------------------------------------------
(b)assuming
   minimum fees
   and expenses of
   any of the
   Portfolios        $1,177    $2,327    $3,841     $8,088     $477    $1,727    $3,341    $8,088
---------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                    SERIES CP(R)
----------------------------------------------------------------------------------------------------------------------------
                                                                                        IF YOU DO NOT SURRENDER YOUR
                                                 IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                                 END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                                 1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                                    $1,341   $2,616    $4,144    $8,610    $541    $1,916    $3,644    $8,610
----------------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                                    $1,311   $2,528    $4,004    $8,380    $511    $1,828    $3,504    $8,380
----------------------------------------------------------------------------------------------------------------------------


                                    SERIES L
------------------------------------------------------------------------------------------------------------------------
                                                                                    IF YOU DO NOT SURRENDER YOUR
                                             IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                             END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
------------------------------------------------------------------------------------------------------------------------
                                             1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                                $1,343   $2,518    $3,643    $8,586    $543    $1,918    $3,643    $8,586
------------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                                $1,313   $2,433    $3,509    $8,368    $513    $1,833    $3,509    $8,368
------------------------------------------------------------------------------------------------------------------------


                                    SERIES C
------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE     SURRENDER AT THE END OF
                                         APPLICABLE TIME PERIOD          THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------
                                     1 YEAR   3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                         N/A     $1,933  $3,666   $8,623   $548  $1,933  $3,666   $8,623
------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                         N/A     $1,848  $3,532   $8,406   $518  $1,848  $3,532   $8,406
------------------------------------------------------------------------------------------------------


                                    SERIES ADV
------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER OR DO NOT
                                    SURRENDER YOUR CONTRACT AT THE END OF IF YOU ANNUITIZE AT THE END OF THE
                                        THE APPLICABLE TIME PERIOD            APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                      1 YEAR     3 YEARS 5 YEARS 10 YEARS 1 YEAR    3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          N/A       $1,614  $3,158   $7,777   $438     $1,614  $3,158   $7,777
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          N/A       $1,526  $3,018   $7,532   $409     $1,526  $3,018   $7,532
------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.012%; Series CP(R):
0.009%; Series L: 0.008%; Series C: 0.006%; and Series ADV: 0.014%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. The Investment account variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and EQ/Equity 500 Index and EQ/Small Company Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $4,531   $8,690   $10,484  $11,301   $3,831   $8,090    $9,984   $11,301
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees
   and expenses of any of the
   Portfolios                        $  904   $1,230   $ 1,582  $ 2,333   $  204   $  630    $1,082   $ 2,333
---------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                    SERIES CP(R)
----------------------------------------------------------------------------------------------------------------------
                                                                                  IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF CONTRACT AT THE END OF THE APPLICABLE
                                         THE APPLICABLE TIME PERIOD                        TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $4,773      $9,065    $10,803   $11,636   $3,973   $8,365    $10,303  $11,636
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $1,037      $1,430    $ 1,749   $ 2,677   $  237   $  730    $ 1,249  $ 2,677
----------------------------------------------------------------------------------------------------------------------
                                      SERIES L
----------------------------------------------------------------------------------------------------------------------
                                                                                  IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF CONTRACT AT THE END OF THE APPLICABLE
                                         THE APPLICABLE TIME PERIOD                        TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $4,668      $8,734    $10,011   $11,296   $3,868   $8,134    $10,011  $11,296
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $1,040      $1,340    $ 1,265   $ 2,703   $  240   $  740    $ 1,265  $ 2,703
----------------------------------------------------------------------------------------------------------------------


                                       SERIES C
---------------------------------------------------------------------------------------------------------------
                                                                            IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE    SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD              THE APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A     $8,140    $10,015  $11,295   $3,873   $8,140    $10,015  $11,295
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A     $  755    $ 1,290  $ 2,754   $  245   $  755    $ 1,290  $ 2,754
---------------------------------------------------------------------------------------------------------------
                                      SERIES ADV
---------------------------------------------------------------------------------------------------------------
                                      IF YOU SURRENDER OR DO NOT
                                    SURRENDER YOUR CONTRACT AT THE END OF IF YOU ANNUITIZE AT THE END OF THE
                                      THE APPLICABLE TIME PERIOD              APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A     $8,006    $ 9,932  $11,310   $3,763   $8,006    $ 9,932  $11,310
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A     $  423    $   731  $ 1,604   $  136   $  423    $   731  $ 1,604
---------------------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2012.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix X later in this Prospectus, summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.


--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------


We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix VI later in this Prospectus.


You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and a Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C and Series

                        CONTRACT FEATURES AND BENEFITS

ADV contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix III at the end of this Prospectus for more information regarding QP contracts.


Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B, SERIES L, AND SERIES ADV CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C,
    Series CP(R) and Series ADV contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GMIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

---------------------------------------------------------------------------------------------
 PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
 AXA STRATEGIC ALLOCATION
---------------------------------------------------------------------------------------------
.. AXA Aggressive Strategy                      . AXA Growth Strategy
.. AXA Balanced Strategy                        . AXA Moderate Growth Strategy
.. AXA Conservative Growth Strategy             . AXA Ultra Conservative Strategy/(1)/
.. AXA Conservative Strategy                    . EQ/AllianceBernstein Dynamic Wealth
                                                 Strategies
---------------------------------------------------------------------------------------------

(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------
 INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. 7Twelve/TM/ Balanced Portfolio               . EQ/PIMCO Global Real Return
.. All Asset Aggressive - Alt 25                . EQ/PIMCO Ultra Short Bond
.. All Asset Growth - Alt 20                    . EQ/Small Company Index
.. All Asset Moderate Growth - Alt 25           . EQ/Real Estate PLUS
.. AllianceBernstein VPS Balanced Wealth        . EQ/T. Rowe Price Growth Stock
  Strategy                                     . EQ/Templeton Global Equity
.. AllianceBernstein VPS International Growth   . EQ/Van Kampen Comstock
.. American Century VP Mid Cap Value            . EQ/Wells Fargo Omega Growth
.. American Funds Insurance Series(R) Bond      . Fidelity(R) VIP Contrafund(R)
  Fund/SM/                                     . Fidelity(R) VIP Mid Cap
.. American Funds Insurance Series(R) Global    . Fidelity(R) VIP Strategic Income
  Small Capitilization Fund/SM/                . First Trust/Dow Jones Dividend & Income
.. American Funds Insurance Series(R) New         Allocation
  World Fund(R)                                . Franklin Income Securities
.. American Funds Insurance Series(R)           . Franklin Rising Dividends Securities Fund
  Protected Asset Allocation Fund/SM/          . Franklin Strategic Income Securities
.. AXA Aggressive Strategy                      . Franklin Templeton VIP Founding Funds
.. AXA Aggressive Allocation                      Allocation
.. AXA Balanced Strategy                        . Goldman Sachs VIT Mid Cap Value
.. AXA Conservative Growth Strategy             . Invesco V.I. Diversified Dividend
.. AXA Conservative Strategy                    . Invesco V.I. Global Real Estate
.. AXA Growth Strategy                          . Invesco V.I High Yield
.. AXA Moderate Allocation                      . Invesco V.I. International Growth
.. AXA Moderate Growth Strategy                 . Invesco V.I. Mid Cap Core Equity
.. AXA Moderate-Plus Allocation                 . Invesco V.I. Small Cap Equity
.. BlackRock Global Allocation V.I. Fund        . Ivy Funds VIP Asset Strategy
.. BlackRock Large(R) Cap Growth V.I. Fund      . Ivy Funds VIP Dividend Opportunities
.. EQ/AllianceBernstein Dynamic Wealth          . Ivy Funds VIP Energy
  Strategies                                   . Ivy Funds VIP Global Natural Resources
.. EQ/AllianceBernstein Small Cap Growth        . Ivy Funds VIP High Income
.. EQ/AXA Franklin Small Cap Value Core         . Ivy Funds VIP Mid Cap Growth
.. EQ/BlackRock Basic Value Equity              . Ivy Funds VIP Science and Technology
.. EQ/Boston Advisors Equity Income             . Ivy Funds VIP Small Cap Growth
.. EQ/Capital Guardian Research                 . Lazard Retirement Emerging Markets Equity
.. EQ/Common Stock Index                        . Lord Abbett Bond Debenture
.. EQ/Core Bond Index                           . Lord Abbett Classic Stock
.. EQ/Davis New York Venture                    . Lord Abbett Growth Opportunities
.. EQ/Emerging Markets Equity PLUS              . MFS(R) International Value
.. EQ/Equity 500 Index                          . MFS(R) Investors Growth Stock Series
.. EQ/Franklin Core Balanced                    . MFS(R) Investors Trust Series
.. EQ/Franklin Templeton Allocation             . MFS(R) Technology
.. EQ/GAMCO Mergers and Acquisitions            . MFS(R) Utilities Series
.. EQ/GAMCO Small Company Value                 . Multimanager Aggressive Equity
.. EQ/Global Bond PLUS                          . Multimanager International Equity
.. EQ/Global Multi-Sector Equity                . Multimanager Large Cap Value
.. EQ/High Yield Bond                           . Multimanager Mid Cap Growth
.. EQ/Intermediate Government Bond              . Multimanager Mid Cap Value
.. EQ/International Core PLUS                   . Multimanager Small Cap Value
.. EQ/International ETF                         . Mutual Shares Securities
.. EQ/International Equity Index                . PIMCO CommodityRealReturn(R) Strategy
.. EQ/International Value PLUS                  . PIMCO Emerging Markets Bond
.. EQ/JPMorgan Value Opportunities              . PIMCO Real Return
.. EQ/Large Cap Growth Index                    . PIMCO Total Return
.. EQ/Large Cap Growth PLUS                     . ProFund VP Biotechnology
.. EQ/Large Cap Value Index                     . T.Rowe Price Health Sciences Portfolio II
.. EQ/Large Cap Value PLUS                      . Templeton Developing Markets Securities
.. EQ/MFS International Growth                  . Templeton Foreign Securities
.. EQ/Mid Cap Index                             . Templeton Global Bond Securities
.. EQ/Mid Cap Value PLUS                        . Templeton Growth Securities
.. EQ/Money Market                              . Van Eck VIP Global Hard Assets
.. EQ/Montag & Caldwell Growth
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Mutual Large Cap Equity
.. EQ/Natural Resources PLUS
.. EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


The AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions. If you have the GMIB or other Guaranteed benefit, this strategy may also indirectly suppress the value of the Guaranteed benefit bases.


You should be aware that having the GMIB or other Guaranteed benefits limits your ability to invest in some of the variable investment options otherwise available to you under the contract. In addition, if you have the GMIB, you are required to participate in the asset transfer program which moves Protected Benefit account value between the AXA Ultra Conservative Strategy investment option and the Protected Benefit variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. If you do not have the GMIB or other Guaranteed benefits then, unless otherwise stated in this Prospectus, you may select from the variable investment options listed below. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

The investment strategies of the Portfolios, the restrictions on investment options and the ATP are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. These approaches, while reducing volatility, may also suppress the investment performance of your contract and the value of your Guaranteed benefit bases.

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST PORTFOLIO                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class A     Seeks to achieve long-term capital         .   AXA Equitable
  ALLOCATION                      appreciation.                                  Funds Management
                                                                                 Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks to achieve long-term capital         .   AXA Equitable
  ALLOCATION                      appreciation and current income.               Funds Management
                                                                                 Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class A     Seeks to achieve long-term capital         .   AXA Equitable
  ALLOCATION                      appreciation and current income, with a        Funds Management
                                  greater emphasis on capital appreciation.      Group, LLC
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Class B     Seeks to achieve long-term growth of       .   AllianceBernstein
  AGGRESSIVE EQUITY               capital with an emphasis on risk-adjusted      L.P.
                                  returns and managing volatility in the     .   AXA Equitable
                                  Portfolio.                                     Funds Management
                                                                                 Group, LLC
                                                                             .   ClearBridge
                                                                                 Investments, LLC
                                                                             .   GCIC US Ltd.
                                                                             .   Marsico Capital
                                                                                 Management, LLC
                                                                             .   T. Rowe Price
                                                                                 Associates, Inc.
                                                                             .   Westfield Capital
                                                                                 Management
                                                                                 Company, L.P.
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Class B     Seeks to achieve long-term growth of       .   AXA Equitable
  INTERNATIONAL                   capital with an emphasis on risk-adjusted      Funds Management
  EQUITY                          returns and managing volatility in the         Group, LLC
                                  Portfolio.                                 .   BlackRock
                                                                                 Investment
                                                                                 Management, LLC
                                                                             .   EARNEST Partners,
                                                                                 LLC
                                                                             .   J.P. Morgan
                                                                                 Investment
                                                                                 Management Inc.
                                                                             .   Marsico Capital
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE    Class B     Seeks to achieve long-term growth of       .   AllianceBernstein
  CAP VALUE                       capital with an emphasis on risk-adjusted      L.P.
                                  returns and managing volatility in the     .   AXA Equitable
                                  Portfolio.                                     Funds Management
                                                                                 Group, LLC
                                                                             .   Institutional
                                                                                 Capital LLC
                                                                             .   MFS Investment
                                                                                 Management
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Class B     Seeks to achieve long-term growth of       .   AllianceBernstein
  CAP GROWTH                      capital with an emphasis on risk-adjusted      L.P.
                                  returns and managing volatility in the     .   AXA Equitable
                                  Portfolio.                                     Funds Management
                                                                                 Group, LLC
                                                                             .   BlackRock
                                                                                 Investment
                                                                                 Management, LLC
                                                                             .   Franklin
                                                                                 Advisers, Inc.
                                                                             .   Wellington
                                                                                 Management
                                                                                 Company, LLP
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Class B     Seeks to achieve long-term growth of       .   AXA Equitable
  CAP VALUE                       capital with an emphasis on risk-adjusted      Funds Management
                                  returns and managing volatility in the         Group, LLC
                                  Portfolio.                                 .   BlackRock
                                                                                 Investment
                                                                                 Management, LLC
                                                                             .   Diamond Hill
                                                                                 Capital
                                                                                 Management, Inc.
                                                                             .   Knightsbridge
                                                                                 Asset Management,
                                                                                 LLC
                                                                             .   Lord, Abbett &
                                                                                 Co. LLC
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL    Class B     Seeks to achieve long-term growth of       .   AXA Equitable
  CAP VALUE                       capital with an emphasis on risk-adjusted      Funds Management
                                  returns and managing volatility in the         Group, LLC
                                  Portfolio.                                 .   BlackRock
                                                                                 Investment
                                                                                 Management, LLC
                                                                             .   Franklin Advisory
                                                                                 Services, LLC
                                                                             .   Pacific Global
                                                                                 Investment
                                                                                 Management Company
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    INVESTMENT MANAGER

                                                                                                    (OR SUB-ADVISER(S), AS
 EQ ADVISORS TRUST PORTFOLIO NAME         SHARE CLASS  OBJECTIVE                                    APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE-ALT 25/(1)/           Class IB    Seeks long-term capital appreciation and     .   AXA
                                                       current income, with a greater emphasis          Equitable
                                                       on capital appreciation.                         Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH - ALT 20                  Class IA    Seeks long-term capital appreciation and     .   AXA
                                                       current income.                                  Equitable
                                                                                                        Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
ALL ASSET MODERATE GROWTH-ALT 15/(1)/      Class IB    Seeks long-term capital appreciation and     .   AXA
                                                       current income, with a greater emphasis          Equitable
                                                       on current income.                               Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY*/(2)/              Class IB    Seeks long-term capital appreciation and     .   AXA
                                                       current income, with a greater emphasis          Equitable
                                                       on capital appreciation.                         Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY*/(2)/                Class IB    Seeks long-term capital appreciation and     .   AXA
                                                       current income.                                  Equitable
                                                                                                        Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY*/(2)/     Class IB    Seeks current income and growth of capital,  .   AXA
                                                       with a greater emphasis on current income.       Equitable
                                                                                                        Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY*/(2)/            Class IB    Seeks a high level of current income.        .   AXA
                                                                                                        Equitable
                                                                                                        Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY*/(2)/                  Class IB    Seeks long-term capital appreciation and     .   AXA
                                                       current income, with a greater emphasis          Equitable
                                                       on capital appreciation.                         Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY*/(2)/         Class IB    Seeks long-term capital appreciation and     .   AXA
                                                       current income, with a greater emphasis          Equitable
                                                       on current income.                               Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY*/(2) (3)/  Class IB    Seeks current income.                        .   AXA
                                                                                                        Equitable
                                                                                                        Funds
                                                                                                        Management
                                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH        Class IB    Seeks to achieve total return from long-     .
  STRATEGIES/(2)/                                      term growth of capital and income.               AllianceBernstein
                                                                                                        L.P.
--------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH      Class IA    Seeks to achieve long-term growth of         .
                                                       capital.                                         AllianceBernstein
                                                                                                        L.P.
--------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE       Class IA    Seeks to achieve long-term total return      .   AXA
                                                       with an emphasis on risk-adjusted returns        Equitable
                                                       and managing volatility in the Portfolio.        Funds
                                                                                                        Management
                                                                                                        Group, LLC
                                                                                                    .   BlackRock
                                                                                                        Investment
                                                                                                        Management,
                                                                                                        LLC
                                                                                                    .   Franklin
                                                                                                        Advisory
                                                                                                        Services,
                                                                                                        LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY            Class IA    Seeks to achieve capital appreciation and    .   BlackRock
                                                       secondarily, income.                             Investment
                                                                                                        Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME           Class IA    Seeks a combination of growth and            .   Boston
                                                       income to achieve an above-average and           Advisors,
                                                       consistent total return.                         LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH               Class IA    Seeks to achieve long-term growth of         .   Capital
                                                       capital.                                         Guardian
                                                                                                        Trust
                                                                                                        Company
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX                      Class IA    Seeks to achieve a total return before       .
                                                       expenses that approximates the total             AllianceBernstein
                                                       return performance of the Russell 3000           L.P.
                                                       Index, including reinvestment of
                                                       dividends, at a risk level consistent with
                                                       that of the Russell 3000 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX                         Class IB    Seeks to achieve a total return before       .   AXA
                                                       expenses that approximates the total             Equitable
                                                       return performance of the Barclays               Funds
                                                       Intermediate U.S. Government/Credit              Management
                                                       Index, including reinvestment of                 Group, LLC
                                                       dividends, at a risk level consistent with   .   SSgA Funds
                                                       that of the Barclays Intermediate U.S.           Management,
                                                       Government/Credit Index.                         Inc.
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   INVESTMENT MANAGER

                                                                                                   (OR SUB-ADVISER(S), AS
 EQ ADVISORS TRUST PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                    APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE                 Class IA    Seeks to achieve long-term growth of         .   Davis
                                                      capital.                                         Selected
                                                                                                       Advisers,
                                                                                                       L.P.
--------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS/(1)/      Class IB    Seeks to achieve long-term growth of         .
                                                      capital.                                         AllianceBernstein
                                                                                                       L.P.
                                                                                                   .   AXA
                                                                                                       Equitable
                                                                                                       Funds
                                                                                                       Management
                                                                                                       Group, LLC
                                                                                                   .   EARNEST
                                                                                                       Partners,
                                                                                                       LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                       Class IA    Seeks to achieve a total return before       .
                                                      expenses that approximates the total return      AllianceBernstein
                                                      performance of the S&P 500 Index, including      L.P.
                                                      reinvestment of dividends, at a risk level
                                                      consistent with that of the S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED                 Class IA    Seeks to maximize income while maintaining   .   AXA
                                                      prospects for capital appreciation with an       Equitable
                                                      emphasis on risk-adjusted returns and            Funds
                                                      managing volatility in the Portfolio.            Management
                                                                                                       Group, LLC
                                                                                                   .
                                                                                                       BlackRock Investment
                                                                                                       Management,
                                                                                                       LLC
                                                                                                   .   Franklin
                                                                                                       Advisers,
                                                                                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION          Class IA    Primarily seeks capital appreciation and     .   AXA
                                                      secondarily seeks income.                        Equitable
                                                                                                       Funds
                                                                                                       Management
                                                                                                       Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS         Class IA    Seeks to achieve capital appreciation.       .   GAMCO
                                                                                                       Asset
                                                                                                       Management,
                                                                                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE              Class IA    Seeks to maximize capital appreciation.      .   GAMCO
                                                                                                       Asset
                                                                                                       Management,
                                                                                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS                       Class IA    Seeks to achieve capital growth and          .   AXA
                                                      current income.                                  Equitable
                                                                                                       Funds
                                                                                                       Management
                                                                                                       Group, LLC
                                                                                                   .
                                                                                                       BlackRock Investment
                                                                                                       Management,
                                                                                                       LLC
                                                                                                   .   First
                                                                                                       International
                                                                                                       Advisors,
                                                                                                       LLC
                                                                                                   .   Wells
                                                                                                       Capital
                                                                                                       Management,
                                                                                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY             Class IA    Seeks to achieve long-term capital           .   AXA
                                                      appreciation with an emphasis on risk-           Equitable
                                                      adjusted returns and managing volatility in      Funds
                                                      the Portfolio.                                   Management
                                                                                                       Group, LLC
                                                                                                   .
                                                                                                       BlackRock Investment
                                                                                                       Management,
                                                                                                       LLC
                                                                                                   .
                                                                                                       Morgan Stanley Investment
                                                                                                       Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND/(1)/                   Class IB    Seeks to maximize current income.            .   AXA
                                                                                                       Equitable
                                                                                                       Funds
                                                                                                       Management
                                                                                                       Group, LLC
                                                                                                   .   AXA
                                                                                                       Investment
                                                                                                       Managers,
                                                                                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND           Class IB    Seeks to achieve a total return before       .   AXA
                                                      expenses that approximates the total return      Equitable
                                                      performance of the Barclays Intermediate         Funds
                                                      U.S. Government Bond Index, including            Management
                                                      reinvestment of dividends, at a risk level       Group, LLC
                                                      consistent with that of the Barclays         .   SSgA Funds
                                                      Intermediate U.S. Government Bond Index.         Management,
                                                                                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS                Class IA    Seeks to achieve long-term growth of         .   AXA
                                                      capital with an emphasis on risk-adjusted        Equitable
                                                      returns and managing volatility in the           Funds
                                                      Portfolio.                                       Management
                                                                                                       Group, LLC
                                                                                                   .
                                                                                                       BlackRock Investment
                                                                                                       Management,
                                                                                                       LLC
                                                                                                   .   Hirayama
                                                                                                       Investments,
                                                                                                       LLC
                                                                                                   .   WHV
                                                                                                       Investment
                                                                                                       Management
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF                      Class IA    Seeks long-term capital appreciation.        .   AXA
                                                                                                       Equitable
                                                                                                       Funds
                                                                                                       Management
                                                                                                       Group, LLC
--------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
                                                                                      INVESTMENT
 EQ ADVISORS                                                                          MANAGER (OR SUB-ADVISER(S), AS
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                      APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before        .   AllianceBernstein L.P.
  INDEX                                expenses) that approximates the total return
                                       performance of a composite index comprised
                                       of 40% DJ EURO STOXX 50 Index, 25%
                                       FTSE 100 Index, 25% TOPIX Index and 10%
                                       S&P/ASX 200 Index, including reinvestment
                                       of dividends, at a risk level consistent with
                                       that of the composite index.
------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE     Class IA    Seeks to provide current income and long-      .   AXA Equitable Funds Management
  PLUS                                 term growth of income, accompanied by              Group, LLC
                                       growth of capital with an emphasis on          .   BlackRock Investment Management, LLC
                                       risk-adjusted returns and managing             .   Northern Cross, LLC
                                       volatility in the Portfolio.
------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE          Class IA    Seeks to achieve long-term capital             .   J.P. Morgan Investment Management
  OPPORTUNITIES                        appreciation.                                      Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before         .   AllianceBernstein L.P.
                                       expenses that approximates the total
                                       return performance of the Russell 1000
                                       Growth Index, including reinvestment of
                                       dividends at a risk level consistent with
                                       that of the Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS   Class IA    Seeks to provide long-term capital growth      .   AXA Equitable Funds Management
                                       with an emphasis on risk-adjusted returns          Group, LLC
                                       and managing volatility in the Portfolio.      .   BlackRock Investment Management, LLC
                                                                                      .   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before         .   SSgA Funds Management, Inc.
                                       expenses that approximates the total
                                       return performance of the Russell 1000
                                       Value Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS    Class IA    Seeks to achieve long-term growth of           .   AllianceBernstein L.P.
                                       capital with an emphasis on risk-adjusted      .   AXA Equitable Funds Management
                                       returns and managing volatility in the             Group, LLC
                                       Portfolio.
------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.         .   Massachusetts Financial Services
  GROWTH                                                                                  Company d/b/a MFS Investment
                                                                                          Management
------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before         .   SSgA Funds Management, Inc.
                                       expenses that approximates the total
                                       return performance of the S&P Mid Cap
                                       400 Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS      Class IA    Seeks to achieve long-term capital             .   AXA Equitable Funds Management
                                       appreciation with an emphasis on risk              Group, LLC
                                       adjusted returns and managing volatility       .   BlackRock Investment Management, LLC
                                       in the Portfolio.                              .   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Class IA    Seeks to obtain a high level of current        .   The Dreyfus Corporation
                                       income, preserve its assets and maintain
                                       liquidity.
------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL       Class IA    Seeks to achieve capital appreciation.         .   Montag & Caldwell, LLC
  GROWTH
------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IA    Seeks to achieve capital growth.               .   Morgan Stanley Investment
  CAP GROWTH                                                                              Management Inc.
------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP   Class IA    Seeks to achieve capital appreciation,      .   AXA Equitable Funds Management
  EQUITY                          which may occasionally be short-term,           Group, LLC
                                  with an emphasis on risk adjusted returns   .   BlackRock Investment Management, LLC
                                  and managing volatility in the Portfolio.   .   Franklin Mutual Advisers, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/NATURAL            Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  RESOURCES                       capital.                                    .   AXA Equitable Funds Management
  PLUS/(1)/                                                                       Group, LLC
                                                                              .   RBC Global Asset Management (U.S.)
                                                                                  Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Class IA    Seeks to achieve capital appreciation.      .   OppenheimerFunds, Inc.
  GLOBAL
----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Class IB    Seeks to achieve maximum real return,       .   Pacific Investment Management
  REAL RETURN/(1)/                consistent with preservation of capital         Company, LLC
                                  and prudent investment management.
----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Class IA    Seeks to generate a return in excess of     .   Pacific Investment Management
  SHORT BOND                      traditional money market products while         Company, LLC
                                  maintaining an emphasis on preservation
                                  of capital and liquidity.
----------------------------------------------------------------------------------------------------------------------
EQ/REAL ESTATE        Class IB    Seeks to provide long-term capital          .   AllianceBernstein L.P.
  PLUS/(1)/                       appreciation and current income.            .   AXA Equitable Funds Management
                                                                                  Group, LLC
                                                                              .   Pacific Investment Management
                                                                                  Company, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Class IA    Seeks to replicate as closely as possible   .   AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IA    Seeks to achieve long-term capital          .   T. Rowe Price Associates, Inc.
  GROWTH STOCK                    appreciation and secondarily, income.
----------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Class IA    Seeks to achieve long-term capital growth   .   AXA Equitable Funds Management
  EQUITY                          with an emphasis on risk adjusted returns       Group, LLC
                                  and managing volatility in the Portfolio.   .   BlackRock Investment Management, LLC
                                                                              .   Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN         Class IA    Seeks to achieve capital growth and         .   Invesco Advisers, Inc.
  COMSTOCK                        income.
----------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Class IB    Seeks to achieve long-term capital growth.  .   Wells Capital Management, Inc.
  OMEGA GROWTH


-------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE
 FUNDS (INVESCO
 VARIABLE
 INSURANCE FUNDS) -
 SERIES                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 II PORTFOLIO NAME   OBJECTIVE                                            APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide        .   Invesco Advisers, Inc.
  DIVERSIFIED        reasonable current income and long-term growth of
  DIVIDEND FUND      income and capital.
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return      .   Invesco Advisers, Inc.
  REAL ESTATE FUND   through growth of capital and current income.        .   Invesco Asset Management
                                                                              Limited
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return      .   Invesco Advisers, Inc.
  YIELD FUND         comprised of current income and capital
                     appreciation.
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  INTERNATIONAL      of capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  CAP CORE EQUITY    of capital.
  FUND
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  CAP EQUITY FUND    of capital.

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN
 VARIABLE PRODUCT
 SERIES FUND, INC.
 - CLASS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 B PORTFOLIO NAME      OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN      The Portfolio's investment objective is to maximize      .   AllianceBernstein L.P.
  VPS BALANCED         total return consistent with the Adviser's
  WEALTH STRATEGY      determination of reasonable risk.
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN      The Portfolio's investment objective is long-term        .   AllianceBernstein L.P.
  VPS INTERNATIONAL    growth of capital.
  GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE PORTFOLIOS,
 INC. - CLASS                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 II PORTFOLIO NAME     OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP    The fund seeks long-term capital growth. Income is       .   American Century
  MID CAP VALUE FUND   a secondary objective.                                       Investment Management,
                                                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                               INVESTMENT MANAGER (OR
 CLASS P-2 SHARES      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
PROTECTED ASSET        The fund's investment objective is to provide you        .   Capital Research and
  ALLOCATION           with high total return (including income and capital         Management Company
  FUND/SM(1)/          gains) consistent with preservation of capital over the
                       long term while seeking to manage volatility and
                       provide downside protection.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                               INVESTMENT MANAGER (OR
 CLASS 4 SHARES        OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
BOND FUND/SM(1)/       The fund's investment objective is to provide as high    .   Capital Research and
                       a level of current income as is consistent with the          Management Company
                       preservation of capital.
-------------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL           The fund's investment objective is to provide you        .   Capital Research and
  CAPITALIZATION       with long-term growth of capital.                            Management Company
  FUND/SM(1)/
-------------------------------------------------------------------------------------------------------------------------
NEW WORLD              The fund's investment objective is long-term capital     .   Capital Research and
  FUND(R)/(1)/         appreciation.                                                Management Company
-------------------------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES FUNDS, INC.
 - CLASS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 III PORTFOLIO NAME    OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL       To seek high total investment return.                    .   Advisor: BlackRock
  ALLOCATION V.I.                                                                   Advisors, LLC
  FUND                                                                          .   Sub Advisor: BlackRock
                                                                                    International Limited
                                                                                .   Sub Advisor: BlackRock
                                                                                    Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP    Seeks long-term capital growth.                          .   Advisor: BlackRock
  GROWTH V.I. FUND                                                                  Advisors, LLC
                                                                                .   Sub Advisor: BlackRock
                                                                                    Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE
 INSURANCE PRODUCTS
 (VIP) - SERVICE
 CLASS 2 PORTFOLIO                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                  OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP        Seeks long-term capital appreciation.                    .   Fidelity Management &
  CONTRAFUND(R)                                                                     Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID    Seeks long-term growth of capital.                       .   Fidelity Management &
  CAP PORTFOLIO                                                                     Research Company (FMR)
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP        Seeks a high level of current income. The fund may       .   Fidelity Management &
  STRATEGIC INCOME     also seek capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST
 VARIABLE INSURANCE
 TRUST - PORTFOLIO                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                  OBJECTIVE                                                APPLICABLE
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW        Seeks to provide total return by allocating among        .   First Trust Advisors, L.P.
  JONES DIVIDEND &     dividend-paying stocks and investment grade bonds.
  INCOME ALLOCATION
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                  OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME        Seeks to maximize income while maintaining               .   Franklin Advisers, Inc.
  SECURITIES FUND      prospects for capital appreciation.
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING        Seeks long-term capital appreciation, with               .   Franklin Advisory
  DIVIDENDS            preservation of capital as an important consideration.       Services, LLC
  SECURITIES
  FUND/(1)/
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high   .   Franklin Advisers, Inc.
  INCOME SECURITIES  level of current income. Its secondary goal is capital
  FUND               appreciation over long term.
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON   The Fund's principal investment goal is capital          .   Fund Administrator:
  VIP FOUNDING       appreciation. Its secondary goal is income.                  Franklin Templeton
  FUNDS ALLOCATION                                                                Services, LLC
  FUND
-----------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES        The Fund's principal investment goal is capital          .   Franklin Mutual Advisers,
  SECURITIES FUND    appreciation. Its secondary goal is income.                  LLC
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                    .   Templeton Asset
  DEVELOPING                                                                      Management Ltd.
  MARKETS
  SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN    Seeks long-term capital growth.                          .   Templeton Investment
  SECURITIES FUND                                                                 Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation  .   Franklin Advisers, Inc.
  BOND SECURITIES    of capital. Capital appreciation is a secondary
  FUND               consideration.
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                          .   Templeton Global Advisors
  SECURITIES FUND                                                                 Limited
-----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE
 TRUST - SERVICE
 SHARES PORTFOLIO                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.                    .   Goldman Sachs Asset
  MID CAP VALUE FUND                                                              Management, L.P.
-----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                            OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET              To seek to provide total return.                          .   Waddell & Reed Investment
  STRATEGY                                                                                     Management Company
                                                                                               (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP                    To seek to provide total return.                          .   Waddell & Reed Investment
  DIVIDEND                                                                                     Management Company
  OPPORTUNITIES                                                                                (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                               Management Company
                                                                                               (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP                    To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
  GLOBAL NATURAL                                                                               Management Company
  RESOURCES                                                                                    (WRIMCO)
                                                                                           .   MacKenzie Financial
                                                                                               Corporation
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH               To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME                         high current income and capital appreciation.                 Management Company
                                                                                               (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID                To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                                   Management Company
                                                                                               (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP                    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                                  Management Company
  TECHNOLOGY                                                                                   (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL              To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                                   Management Company
                                                                                               (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.
 - SERVICE
 SHARES PORTFOLIO                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                            OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT                Seeks long-term capital appreciation.                     .   Lazard Asset Management
  EMERGING MARKETS                                                                             LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                            APPLICABLE)
--------------------------------------------------------------------------
IVY FUNDS VIP ASSET              .   Waddell & Reed Investment
  STRATEGY                           Management Company
                                     (WRIMCO)
--------------------------------------------------------------------------
IVY FUNDS VIP                    .   Waddell & Reed Investment
  DIVIDEND                           Management Company
  OPPORTUNITIES                      (WRIMCO)
--------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             .   Waddell & Reed Investment
                                     Management Company
                                     (WRIMCO)
--------------------------------------------------------------------------
IVY FUNDS VIP                    .   Waddell & Reed Investment
  GLOBAL NATURAL                     Management Company
  RESOURCES                          (WRIMCO)
                                 .   MacKenzie Financial
                                     Corporation
--------------------------------------------------------------------------
IVY FUNDS VIP HIGH               .   Waddell & Reed Investment
  INCOME                             Management Company
                                     (WRIMCO)
--------------------------------------------------------------------------
IVY FUNDS VIP MID                .   Waddell & Reed Investment
  CAP GROWTH                         Management Company
                                     (WRIMCO)
--------------------------------------------------------------------------
IVY FUNDS VIP                    .   Waddell & Reed Investment
  SCIENCE AND                        Management Company
  TECHNOLOGY                         (WRIMCO)
--------------------------------------------------------------------------
IVY FUNDS VIP SMALL              .   Waddell & Reed Investment
  CAP GROWTH                         Management Company
                                     (WRIMCO)
--------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.
 - SERVICE
 SHARES PORTFOLIO                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                            APPLICABLE)
--------------------------------------------------------------------------
LAZARD RETIREMENT                .   Lazard Asset Management
  EMERGING MARKETS                   LLC
  EQUITY PORTFOLIO
--------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. - CLASS                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 VC PORTFOLIO NAME   OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND     The fund's investment objective is to seek high current   .   Lord, Abbett & Co. LLC
  DEBENTURE          income and the opportunity for capital appreciation to
  PORTFOLIO (VC)     produce a high total return.
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC  The fund's investment objective is growth of capital and  .   Lord, Abbett & Co. LLC
  STOCK PORTFOLIO    growth of income consistent with reasonable risk.
  (VC)
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH   The fund's investment objective is capital appreciation.  .   Lord, Abbett & Co. LLC
  OPPORTUNITIES
  PORTFOLIO (VC)
------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS
 - SERVICE
 CLASS PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                                 Services Company
  SERIES
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS
 VARIABLE TRUST                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME          OBJECTIVE                                                    APPLICABLE
-------------------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/              The Portfolio seeks to provide superior volatility risk-     .   7Twelve Advisors, LLC
  BALANCED               adjusted returns when compared to the bond and equity
  PORTFOLIO+             markets in general.
-------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST
 - ADVISOR
 CLASS PORTFOLIO                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                    OBJECTIVE                                                    APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent            .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                           Management Company LLC
  STRATEGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with preservation     .   Pacific Investment
  MARKETS BOND           of capital and prudent investment management.                    Management Company LLC
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation      .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.               Management Company LLC
-------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation     .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                    Management Company LLC
-------------------------------------------------------------------------------------------------------------------------------

 PROFUNDS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 VP PORTFOLIO NAME       OBJECTIVE                                                    APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP               Seeks investment results, before fees and expenses, that     .   ProFund Advisors LLC
  BIOTECHNOLOGY          correspond to the performance of the Dow Jones U.S.
                         Biotechnology/SM /Index.
-------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES,                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 INC. PORTFOLIO NAME     OBJECTIVE                                                    APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE            Seeks long-term capital appreciation through investment      .   T. Rowe Price Associates,
  HEALTH SCIENCES        in companies expected to benefit from changes in the             Inc.
  PORTFOLIO - II         health care, medicine or life sciences fields.
-------------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S
 CLASS PORTFOLIO                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 NAME                    OBJECTIVE                                                    APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL       Seeks long-term capital appreciation by investing            .   Van Eck Associates
  HARD ASSETS FUND       primarily in "hard asset" securities. Income is a secondary      Corporation
                         consideration.
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

*  The "AXA Strategic Allocation Portfolios."
+  7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.

(1)This new variable investment option will be available on or about May 1, 2013, subject to regulatory approval.

(2)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(3)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2013 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protected Benefit account variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and have the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.


Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix X for additional information regarding certain limitations on contributions that may apply to your contract.


It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you have the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting a one-time

                        CONTRACT FEATURES AND BENEFITS
request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Protected Benefit account variable investment options. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."


We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix VI later in this Prospectus.


OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C, Series CP(R) and Series ADV contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 2% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

                        CONTRACT FEATURES AND BENEFITS

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program does not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   Contributions to a Special DCA program may be designated for the Protected
    Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer

                        CONTRACT FEATURES AND BENEFITS
   date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section.

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;


..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix II for more information; and


..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM


If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix VI later in this Prospectus.


You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

                        CONTRACT FEATURES AND BENEFITS

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). For more information on how Credits affect your benefit bases, see "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

The amount of the credit will be either 3% or 4% of each contribution based on your total first-year contributions.

               -------------------------------------------------
                                               CREDIT PERCENTAGE
                                                  APPLIED TO
               FIRST YEAR TOTAL CONTRIBUTIONS    CONTRIBUTIONS
               -------------------------------------------------
               Less than $350,000                      3%
               -------------------------------------------------
               $350,000 or more                        4%
               -------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment account. Your Investment account is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment account. At that time, your Investment account will be credited with $180 [3% x (10,000 + 3,000 - 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

..   Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

   -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 3%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.


   -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix VI later in this Prospectus for more information on state availability.


For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your Total account value will initially be credited with $8,000 (4% x $200,000). On your contract date anniversary, your Total account value will be reduced by $2,000 (1% x $200,000).

..   No indication of intent:

   -- For your initial contribution, we will apply the credit percentage based upon the above table.

   -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or

                        CONTRACT FEATURES AND BENEFITS
      subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $3,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis (including any amounts in the AXA Ultra Conservative Strategy investment option) and the Guaranteed interest option. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of your Protected Benefit account value, which is used to calculate the Highest Anniversary Value death benefit or a reset under the GMIB benefit base reset or a reset of the Roll-up to age 85 component of the "Greater of" death benefit. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the Credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.


For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix VI later in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday;

(iii)your contract's maturity date; or

(iv)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.


When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the greater of the income provided by applying your Protected Benefit account value to the greater of our then current or guaranteed annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) contract. The GMIB is issued to owners age 20 - 80 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be issued based on the older owner's age. The GMIB cannot be added to your contract later if you decide to opt-out.


You can drop your GMIB at any time prior to funding your Protected Benefit account. For all Series except Series C and Series ADV, if you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. For Series C and Series ADV contracts, if you fund the Protected Benefit account at issue, you can drop your GMIB if your contract has been in force for at least four contract years. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix II for more information.


--------------------------------------------------------------------------------
THE GMIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US YOU DO NOT WANT IT (OR "OPT OUT") AT THE TIME YOU COMPLETE YOUR APPLICATION.
--------------------------------------------------------------------------------

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 71 or older at the time your contract is issued.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you have the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

--------------------------------------------------------------------------------
THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
--------------------------------------------------------------------------------

GMIB BENEFIT BASE

Your GMIB has a benefit base. Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   "Deferral bonus Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit

                        CONTRACT FEATURES AND BENEFITS
base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

Provided you did not opt out of the GMIB, you can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral bonus Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your GMIB benefit base. This includes credit amounts transferred from your Investment account. Credits to your Investment account are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 - $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."


Please see Appendix IV later in this Prospectus for an example of how the GMIB benefit base is calculated.


You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

                        CONTRACT FEATURES AND BENEFITS

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral bonus Roll-up rate is variable and is tied to the Deferral Bonus Ten-Year Treasuries Formula Rate described below. The minimum Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral bonus Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral bonus Roll-up rate that is greater than 8%.

..   DEFERRAL BONUS TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board
    Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral bonus Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.25% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral bonus Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.25% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral bonus Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral bonus Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral bonus Roll-up rate will not be less than 4% or, if greater, the Deferral bonus Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral bonus rates that are in effect for new business, those rates will be applicable for two contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which new business rates are in effect will get the new business rates.

New business rates are no longer applicable after the duration specified in your contract.


75 DAY RATE LOCK-IN. If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be as follows: if either the Deferral bonus Roll-up rate or the Annual roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix VI later in this Prospectus.


Examples:

   You sign your application for Retirement Cornerstone(R) Series contract on September 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

..   You sign your application for Retirement Cornerstone(R) Series contract on
    October 15th. On that date the Annual Roll-up rate

                        CONTRACT FEATURES AND BENEFITS
   and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your initial Annual Roll-up and Deferral bonus Roll-up rates and they will apply to your contract for two contract years. Thereafter, Renewal rates will apply.

RENEWAL RATES. After the new business rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral bonus Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up Rate) and Deferral bonus Ten-Year Treasuries Formula Rate (for the Deferral bonus Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral bonus Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral bonus Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you have the GMIB, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa-equitable.com to find out the current Annual Roll-up rate and if applicable, the Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

--------------------------------------------------------------------------------
THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL BONUS ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Annual Roll-up rate that was in effect on the first day of the contract year; less

..   any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral bonus Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

                        CONTRACT FEATURES AND BENEFITS

..   a pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

                              -------------------

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

For Series CP(R) contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

ANNUAL RESET OPTIONS

We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

--------------------------------------------------------------------------------
ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
--------------------------------------------------------------------------------

One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.


If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.


EFFECT OF GMIB BENEFIT BASE RESETS

Unless you decline or elect a different annual reset option, your GMIB benefit base will reset automatically. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date.

IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' under ''Guaranteed minimum income benefit (''GMIB'')'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.


Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix III -- ''Purchase considerations for QP Contracts'' later in this Prospectus.


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                        CONTRACT FEATURES AND BENEFITS

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ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.


Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE. You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. For a state-by-state description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix V later in this Prospectus.


A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL.


For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" later in this section and see Appendix VIII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.


Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral bonus Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral bonus rate is 5% in each contract year. Accordingly, your GMIB benefit base on your fifth contract date anniversary is $133,416.

The GMIB benefit base of $133,416 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral bonus Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $5,000 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The second Deferral bonus Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $5,250 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral bonus Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $5,762 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fourth Deferral bonus Roll-up amount increases your GMIB benefit base to $127,063. ($121,012 + $6,051)

      $121,012 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $6,051 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fifth Deferral bonus Roll-up amount increases your GMIB benefit base to $133,416. ($127,063 + $ 6,353)

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                        CONTRACT FEATURES AND BENEFITS

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      $127,063 (GMIB BENEFIT BASE) X 5% (DEFERRAL BONUS ROLL-UP RATE) = $6,353
      (DEFERRAL BONUS ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,337, calculated as follows:

..   $133,416 (GMIB benefit base as of your most recent contract date anniversary MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $5,337

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $143,416. Also assume that you withdraw your full Annual withdrawal amount of $5,337 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $133,416 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $5,337 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

..   THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT
    THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year six terminated the Deferral bonus Roll-up rate. Therefore on the sixth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $143,656.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,337 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,337 ($8,337 - $5,337 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro rata basis. Accordingly, your GMIB benefit base is reduced by $4,302 at the time of the withdrawal, calculated as follows:

..   $143,416 (YOUR CURRENT GMIB BENEFIT BASE: $133,416 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $4,302.

On your sixth contract date anniversary, your adjusted GMIB benefit base is $139,354, calculated as follows:

..   $139,114 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $143,416 - $4,302 = $139,114) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $139,354.

Please note that the Excess withdrawal in contract year six terminated the no lapse guarantee. Please see the following section below for more information.


See Appendix VIII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually beginning at the end of the next contract year. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your

                        CONTRACT FEATURES AND BENEFITS
contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Accessing your money'' under ''Withdrawing your account value'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following your 95th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age
95. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

   (i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

  (ii)the contract date anniversary following your 95th birthday;

 (iii)your contract's maturity date; or

  (iv)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by contract maturity, owner age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.


For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).


Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under "Guaranteed minimum income benefit "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral bonus Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events in the bullets, as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

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                        CONTRACT FEATURES AND BENEFITS

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If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the owner reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or


(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.69%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $690.


In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.


If you have the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix V for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) a contract owner reaches age 95.


Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following your attainment of age 95;

(ii)for Retirement Cornerstone(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series QP contract into a Retirement Cornerstone(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(IV)IF YOU RESET THE GMIB BENEFIT BASE (AS DESCRIBED EARLIER IN THIS SECTION), YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. PLEASE NOTE THAT IN MOST CASES, RESETTING YOUR GMIB BENEFIT BASE WILL LENGTHEN THE WAITING PERIOD;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 96 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi)if the contract is jointly owned, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See ''Effect of the owner's death'' under ''Payment of death benefit'' later in this Prospectus for more information.

Please see ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Effect of your account values falling to zero'' in ''Determining your contract's value'' later in this Prospectus for more information on these guaranteed benefits.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


ASSET TRANSFER PROGRAM (''ATP'')

If you have the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using

                        CONTRACT FEATURES AND BENEFITS

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predetermined mathematical formulas to move account value between the AXA Ultra
Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix IX later in this Prospectus.


The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.


A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. In the 20th ATP year (and later), the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix IX for a list of transfer points.


Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of

                        CONTRACT FEATURES AND BENEFITS
your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix IX later in this Prospectus.


If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.


You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix IX later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.


On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral bonus Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

The effect of the ATP exit option on the Guaranteed minimum death benefit bases is as follows:

..   ''Greater of'' GMDB: Both the Roll-up to age 85 benefit base and the
    Highest Anniversary Value benefit base will be adjusted as described below.

..   Highest Anniversary Value death benefit: The benefit base value for the
    Highest Anniversary Value death benefit will be adjusted as described below.

..   Return of Principal death benefit: The Return of Principal death benefit base is not adjusted.


For information about the ATP exit option, please see Appendix IX later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

--------------------------------------------------------------------------------------------------------------------------
   GUARANTEED MINIMUM DEATH BENEFIT         SERIES B, L, C AND ADV CONTRACTS              SERIES CP(R) CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
Return of Principal death benefit                    Issue Ages 0-80                          Issue Ages 0-70
-----------------------------------------
Highest Anniversary Value death benefit
--------------------------------------------------------------------------------------------------------------------------
The "Greater of" death benefit                      Issue Ages 20-70                         Issue Ages 20-70
--------------------------------------------------------------------------------------------------------------------------

The "Greater of" death benefit can only be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R), C and ADV contracts only)

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP(R) contracts, any credit amounts attributable to your contributions allocated to the Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit amounts to your Investment account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options, less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described

                        CONTRACT FEATURES AND BENEFITS
   under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


Please see Appendix IV later in this Prospectus for an example of how the Return of Principal benefit base is calculated.


HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you have the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you do not have the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of the "reset" to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs.


Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.


"GREATER OF" DEATH BENEFIT

Your "Greater of" guaranteed minimum death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   Any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

In order to select the "Greater of" death benefit, you must also have the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral bonus Roll-up rate," described below.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL BONUS ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL BONUS ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral bonus Ten-Year Treasuries Rate Formula. See "Deferral bonus Roll-up Rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information regarding this formula.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. The new business rates are no longer applicable after the second contract year -- even if you fund your Guaranteed benefits after the second contract year. See "New business rates" under Guaranteed minimum income benefit in "Contract features and benefits" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GMIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral bonus Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed minimum income benefit" in "Contract features and benefits."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit" in "Contract features and benefits."

NOTIFICATION OF RENEWAL RATES. If you have the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE
ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral bonus Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral bonus Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral bonus Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

For Series CP(R) contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of your Roll-up to age 85 benefit base reset.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

                        CONTRACT FEATURES AND BENEFITS

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

WE RESERVE THE RIGHT TO INCREASE OR DECREASE THE FEE FOR THE "GREATER OF" DEATH BENEFIT ANY TIME AFTER YOUR SECOND CONTRACT DATE ANNIVERSARY. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. We will notify you at least 30 days prior to your contract date anniversary if a fee change for the "Greater of" death benefit has been declared. You may not opt out of the fee change, but you may drop or change your Guaranteed benefits within 30 days of the fee change notification. See "Dropping or changing your Guaranteed benefits in the event of a fee change" later in this section.

If we do not increase the charge for the "Greater of" death benefit, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you have the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age
85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

--------------------------------------------------------------------------------
IF YOU HAVE BOTH THE GMIB AND THE "GREATER OF" DEATH BENEFIT, THE GMIB BENEFIT BASE AND THE ROLL-UP TO AGE 85 DEATH BENEFIT BASE ARE EQUAL UNTIL AGE 85. BEGINNING AFTER THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, YOUR ROLL-UP TO AGE 85 BENEFIT BASE THAT IS PART OF YOUR "GREATER OF" GUARANTEED MINIMUM DEATH BENEFIT, WILL (I) NO LONGER ROLL UP; (II) NO LONGER BE ELIGIBLE FOR RESETS; AND BE REDUCED DOLLAR-FOR DOLLAR BY WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT.
--------------------------------------------------------------------------------

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.


Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.


                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus.


For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.


See Appendix IV later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES

Any credit amounts attributable to your contributions are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credits to your Investment account are considered transferred first, though any

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                        CONTRACT FEATURES AND BENEFITS
amount of that transfer that represents a Credit will be excluded from your Guaranteed benefit bases, except to the extent that any credits are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000. Your contract is issued with the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The Credit applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 - $3,000). This is because Credits to your Investment account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

If you have the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you do not have the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.


Please see Appendix VIII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.


DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected

                        CONTRACT FEATURES AND BENEFITS

Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE


Prior to funding your Protected Benefit account, you can drop your GMIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix II, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.


POST-FUNDING DROP

SERIES B, CP(R) AND L CONTRACTS

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and
(ii) the expiration of all withdrawal charges.

SERIES C AND SERIES ADV CONTRACTS

If you funded your Protected Benefit account at issue and your contract has been in force for four contract years, you have the option to drop both your GMIB and Guaranteed minimum death benefit or in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop or change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protected Benefit account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix II, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.


If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.


DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB or "Greater of" death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See Appendix II "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made an offer to a group of contract owners that provided for an increase in account value in return for terminating their guaranteed death benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE

                        CONTRACT FEATURES AND BENEFITS

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FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD
SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.


..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix X later in this Prospectus for more information.


..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in

                        CONTRACT FEATURES AND BENEFITS
   writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:


..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix X later in this Prospectus for more information.


..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges may apply as described in "Charges and expenses" later in this Prospectus.

..   If you have the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment account value and the greater of the Protected Benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix VI later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in a Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also have the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you have the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

                       DETERMINING YOUR CONTRACT'S VALUE

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. Also, amounts allocated to the Investment account variable investment options or the guaranteed interest option can be transferred to the Protected Benefit account variable investment options until the contract date anniversary following owner age 75, or if later, the first contract date anniversary. For contracts with owner issue ages 76-80, your transfers to the Protected Benefit account are limited to one contract year. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary following age 85, you may elect to have 100% of your Protected Benefit account value in the AXA
   Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing (using our specific form), by telephone (using TOPS) or through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.


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               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

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               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

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REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND
GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD
PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see "Rebalancing among your Protected Benefit account variable investment options" in this section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

--------------------------------------------------------------------------------
PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
--------------------------------------------------------------------------------

(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after

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               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS
   issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits that are applied to the Investment account will not be part of the net contribution amount. The total amount of credit applied to the Investment account will be considered transferred to the Protected Benefit account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your Retirement Cornerstone(R) contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

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4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral bonus Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix X later in this Prospectus for more information.


METHOD OF WITHDRAWAL

-----------------------------------------------------------------------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
-----------------------------------------------------------------------------------------------------------------
NQ                                                              Yes       Yes      Yes        No         No
-----------------------------------------------------------------------------------------------------------------
Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
-----------------------------------------------------------------------------------------------------------------
Roth IRA                                                        Yes       Yes      Yes        Yes        No
-----------------------------------------------------------------------------------------------------------------
Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
-----------------------------------------------------------------------------------------------------------------
QP/(5)/                                                         Yes       Yes      No         No         No
-----------------------------------------------------------------------------------------------------------------

(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GMIB only.
(3)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(5)All payments are made to the plan trust as the owner of the contract. See "Appendix III: Purchase considerations for QP contracts" later in this Prospectus.


AUTOMATIC PAYMENT PLANS
(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.


You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.


Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

..   After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

..   After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to

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                             ACCESSING YOUR MONEY
pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

--------------------------------------------------------------------------------
PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
--------------------------------------------------------------------------------

If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.


For examples on how the Automatic payment plans work, please see Appendix VII. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VIII later in this Prospectus.


If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

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                             ACCESSING YOUR MONEY

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Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Investment account variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C and Series ADV which have no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.


You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

                                      69

                             ACCESSING YOUR MONEY

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In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.


If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.


BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

--------------------------------------------------------------------------------
FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GMIB. Generally, if you elect our automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

Owners of tax-qualified contracts (IRA and QP) should consider the effect of resetting the GMIB benefit base if RMD payments must begin before the end of the new exercise waiting period. See ''GMIB benefit base reset'' in ''Contract features and benefits'' earlier in this Prospectus.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal and may be subject to a withdrawal charge. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all

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withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).


For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VIII later in this Prospectus.


WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GMIB (while the no lapse guarantee is in effect unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed

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                             ACCESSING YOUR MONEY

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   minimum income benefit" in "Contract features and benefits" earlier in this
   Prospectus for a discussion of what happens to your benefit if your Protected Benefit account value falls to zero.

..   If you do not have the GMIB or if the no lapse guarantee is no longer in effect, or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise

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                             ACCESSING YOUR MONEY
our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).


---------------------------------------------------------------------------------
Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
---------------------------------------------------------------------------------


..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.



The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.


We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION
(FOR THE PURPOSES OF THIS SECTION, PLEASE NOTE THAT WITHDRAWAL CHARGES DO NOT APPLY TO SERIES C AND SERIES ADV CONTRACTS.)

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone
(R) Series contract.


There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

                             ACCESSING YOUR MONEY

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix VI later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.80%
   Series CP(R):                         0.95%
   Series L:                             1.10%
   Series C:                             1.10%
   Series ADV:                           0.35%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.30%
   Series CP(R):                         0.35%
   Series L:                             0.30%
   Series C:                             0.25%
   Series ADV:                           0.20%

                             CHARGES AND EXPENSES

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.20%
   Series CP(R):                         0.25%
   Series L:                             0.25%
   Series C:                             0.35%
   Series ADV:                           0.10%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.


We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).


If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value any withdrawal charge that applies and the charge for the special service provided. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we charge $65 for each third-party transfer or exchange. We deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix VI later in this Prospectus for variations in your state.


WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------------------------------------------
                           WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                1    2   3   4      5    6   7      8    9     10
--------------------------------------------------------------------------------------------------------------------
Series B                                                     7%      7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
--------------------------------------------------------------------------------------------------------------------
Series L                                                     8%      7%  6%  5%  0%/(2)/ --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------
Series CP(R)                                                 8%      8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
--------------------------------------------------------------------------------------------------------------------
Series C                                                     --/(4)/ --  --  --  --      --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------
Series ADV                                                   --/(4)/ --  --  --  --      --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.

                             CHARGES AND EXPENSES

(3)Charge does not apply in the 10th and subsequent contract years following contribution.
(4)Charge does not apply to Series C and Series ADV contracts.


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protected Benefit account and your Investment account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GMIB. If you have Guaranteed minimum death benefit with your contract, but do not have the GMIB, your free withdrawal amount is equal to 10% of your Investment account value and 10% of your Protected Benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protected Benefit account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GMIB. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is the GMIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral bonus Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GMIB until after issue, there is no free withdrawal amount in connection with the Protected Benefit account prior to the contract date anniversary following the date on which you funded your GMIB. If you fund your GMIB with a transfer, your free withdrawal amount from your Investment account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GMIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protected Benefit account and a contribution into the Investment account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment account and the Protected Benefit account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

Withdrawal charges will not apply when the GMIB is exercised under the no lapse guarantee on the contract date anniversary following age 95.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

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   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.05% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you have the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.05% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit and GMIB, we will deduct each charge from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GMIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year:

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT AND "GREATER OF" DEATH BENEFIT


We may increase or decrease the charge for the Guaranteed minimum income benefit and "Greater of" death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective in your third contract year and will be assessed on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the charge is declared and will apply as of your next contract date anniversary that is at least


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30 days after the fee change is declared and on all contract date anniversaries thereafter. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix II for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. Subject to any necessary regulatory approvals, in the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix VI later in this Prospectus.

For a single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For a non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

FEE-BASED EXPENSES (SERIES ADV CONTRACTS ONLY)

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of this contract in order to pay advisory or custodial account expenses. Withdrawals from your Retirement Cornerstone(R)
- Series ADV contract to pay those expenses will be treated like any other withdrawal. Withdrawals from amounts in your Protected Benefit account may impact your Guaranteed benefits.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

We reduce the separate account charge for Series C contracts sold through AXA Advisors in connection with the exchange of certain other variable annuity contracts issued by AXA Equitable. We may also reduce or waive the annual administrative charge. For those contracts, the separate account annual expenses are:

Operations............................. 0.60%
Administration......................... 0.25%
Distribution........................... 0.35%
Total separate account annual expenses. 1.20%

Our costs for sales and administration may vary based on a number of factors, including the level of services provided by us or your financial professional and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing the charges.

In order to be eligible for reduced charges, you must exchange your current variable annuity contract issued by AXA Equitable for this contract through an AXA Advisors financial professional. Please note that your current contract must not have any applicable withdrawal charges.

Any variation in charges, pricing or benefits will reflect differences in our cost of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. Please speak with your financial professional for further information.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are

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                             CHARGES AND EXPENSES
subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

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                             CHARGES AND EXPENSES

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6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.


The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

--------------------------------------------------------------------------------
WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO "ANNUITANT" AND "JOINT ANNUITANT", RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.

--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.


There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract


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                           PAYMENT OF DEATH BENEFIT
until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.


If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 70 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 70 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 71 or over on the date of your death for the "Greater of" death benefit or age 81 or older for the Highest Anniversary Value death benefit, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral bonus Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

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                           PAYMENT OF DEATH BENEFIT

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix VI later in this Prospectus.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

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Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

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7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix III at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES



CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

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ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.


Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU HAVE THE GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.


PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity pay-out, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.


Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments").


1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

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..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.


ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income may have to pay an additional surtax of 3.8% for taxable years beginning after December 31, 2012. (This tax has been informally referred to as the "Medicare Tax.") For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or
b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up

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and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, the following Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution: Series L, Series CP(R), Series C or Series ADV. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is less than the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs for 2013, after adjustment for cost-of-living changes). When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal

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situation (including his/her spouse). IRS Publication 590, "INDIVIDUAL
RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2013 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2013). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

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ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older if made by December 31, 2013.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

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LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until

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he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

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..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R), Series L, Series C and Series ADV Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2013, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

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You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

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NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth
IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some

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states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix III at the end of this Prospectus.


MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plans, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

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The general account is subject to regulation and supervision by the New York
State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protected Benefit account variable investment options will be allocated to corresponding Investment account variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protected Benefit account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

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..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

.. Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

.. Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

.. Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

.. Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

.. Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

.. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

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Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS


The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.


For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix VI later in this Prospectus.


In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we

                                      100

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




will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold (except for Series ADV contracts sold through AXA Distributors.) AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.
FOR SERIES B, SERIES L, SERIES CP(R) AND SERIES C CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.


For Series B, Series L, Series CP(R) and Series C contracts, when a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.


For all contract Series, AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


For Series ADV contracts, AXA Equitable pays compensation to AXA Advisors based on the advisory fee associated with the custodial account. For contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of





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                               MORE INFORMATION

AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.
FOR ALL CONTRACT SERIES EXCEPT SERIES ADV:

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

FOR SERIES ADV CONTRACTS:

For contracts sold through AXA Distributors, AXA Distributors will not receive any compensation.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. (THE FOLLOWING SECTION APPLIES TO ALL CONTRACT SERIES EXCEPT SERIES ADV)


AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.


                                      102

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





Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network


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




Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 0.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.



-------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDING
                                                             DECEMBER 31, 2012
-------------------------------------------------------------------------------
 7TWELVE BALANCED PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                                     $10.52
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
   Unit value                                                     $10.86
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                                     $10.83
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                                     $ 9.34
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
-------------------------------------------------------------------------------
   Unit value                                                     $12.07
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                                     $10.69
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AXA AGGRESSIVE STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $10.53
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $10.49
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $10.41
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $10.24
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $10.64
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------
                                                  FOR THE YEAR ENDING
                                                   DECEMBER 31, 2012
---------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------
   Unit value                                           $10.52
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------
   Unit value                                           $10.57
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------
   Unit value                                           $10.62
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------
   Unit value                                           $10.00
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
---------------------------------------------------------------------
   Unit value                                           $10.51
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
---------------------------------------------------------------------
   Unit value                                           $12.04
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
---------------------------------------------------------------------
   Unit value                                           $10.24
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
---------------------------------------------------------------------
   Unit value                                           $12.24
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
---------------------------------------------------------------------
   Unit value                                           $11.21
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------
   Unit value                                           $11.40
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
---------------------------------------------------------------------
   Unit value                                           $12.00
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------
   Unit value                                           $12.55
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
---------------------------------------------------------------------
   Unit value                                           $11.92
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------
                                         FOR THE YEAR ENDING
                                          DECEMBER 31, 2012
------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------
   Unit value                                  $10.41
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------
   Unit value                                  $10.95
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------
   Unit value                                  $11.94
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------
   Unit value                                  $11.12
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------
   Unit value                                  $10.98
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------
   Unit value                                  $10.65
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------
   Unit value                                  $11.98
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------
   Unit value                                  $10.37
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------
   Unit value                                  $10.16
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------
   Unit value                                  $10.22
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------
   Unit value                                  $ 9.57
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------
   Unit value                                  $ 9.90
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/INTERNATIONAL ETF
------------------------------------------------------------
   Unit value                                  $ 9.99
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------
                                         FOR THE YEAR ENDING
                                          DECEMBER 31, 2012
------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------
   Unit value                                  $ 9.48
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------
   Unit value                                  $11.35
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------
   Unit value                                  $11.98
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------
   Unit value                                  $11.17
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------
   Unit value                                  $11.95
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------
   Unit value                                  $11.27
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------
   Unit value                                  $10.65
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------
   Unit value                                  $11.99
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------
   Unit value                                  $11.14
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------
   Unit value                                  $ 9.86
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------
   Unit value                                  $11.81
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------
   Unit value                                  $10.38
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------
   Unit value                                  $11.08
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING
                                                       DECEMBER 31, 2012
-------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
   Unit value                                               $10.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
   Unit value                                               $10.00
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------
   Unit value                                               $11.71
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
   Unit value                                               $11.77
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------
   Unit value                                               $10.84
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------
   Unit value                                               $11.86
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-------------------------------------------------------------------------
   Unit value                                               $11.87
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $11.60
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $10.24
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $11.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
-------------------------------------------------------------------------
   Unit value                                               $10.39
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                               $11.52
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                               $11.33
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          --
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



----------------------------------------------------------------------------
                                                         FOR THE YEAR ENDING
                                                          DECEMBER 31, 2012
----------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
----------------------------------------------------------------------------
   Unit value                                                  $11.30
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------
   Unit value                                                  $11.49
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
----------------------------------------------------------------------------
   Unit value                                                  $10.88
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------
   Unit value                                                  $11.42
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
----------------------------------------------------------------------------
   Unit value                                                  $11.60
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------
   Unit value                                                  $10.52
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------
   Unit value                                                  $10.63
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------
   Unit value                                                  $11.98
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
----------------------------------------------------------------------------
   Unit value                                                  $10.94
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------
   Unit value                                                  $11.19
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------
   Unit value                                                  $10.11
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------
   Unit value                                                  $ 8.80
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------
   Unit value                                                  $12.43
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING
                                                        DECEMBER 31, 2012
--------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $12.00
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE & TECHNOLOGY
--------------------------------------------------------------------------
   Unit value                                                $12.25
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $10.36
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $ 9.81
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
--------------------------------------------------------------------------
   Unit value                                                $11.58
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
--------------------------------------------------------------------------
   Unit value                                                $10.91
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
--------------------------------------------------------------------------
   Unit value                                                $10.82
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $11.21
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
--------------------------------------------------------------------------
   Unit value                                                $11.82
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------
   Unit value                                                $11.75
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $11.58
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------
   Unit value                                                $12.05
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------
   Unit value                                                $ 9.98
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING
                                                        DECEMBER 31, 2012
--------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------
   Unit value                                                $10.79
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------
   Unit value                                                $10.56
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $10.19
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------
   Unit value                                                $10.67
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MULTIMANGER SMALL CAP VALUE
--------------------------------------------------------------------------
   Unit value                                                $10.68
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
--------------------------------------------------------------------------
   Unit value                                                $11.35
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $ 9.95
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $11.79
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $11.44
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $10.88
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------
   Unit value                                                $14.71
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 T.ROWE PRICE HEALTH SCIENCES PORTFOLIO II
--------------------------------------------------------------------------
   Unit value                                                $15.01
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------------------------------------
   Unit value                                                $ 9.32
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------
                                         FOR THE YEAR ENDING
                                          DECEMBER 31, 2012
------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
------------------------------------------------------------
   Unit value                                  $10.31
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
------------------------------------------------------------
   Unit value                                  $11.16
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
------------------------------------------------------------
   Unit value                                  $11.09
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------
   Unit value                                  $ 9.39
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.



-------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDING
                                                             DECEMBER 31, 2012
-------------------------------------------------------------------------------
 7TWELVE BALANCED PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                                     $10.44
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                50
-------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
   Unit value                                                     $12.07
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 2
-------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                                     $11.63
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 4
-------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                                     $10.47
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
-------------------------------------------------------------------------------
   Unit value                                                     $13.68
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 2
-------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                                     $11.66
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                --
-------------------------------------------------------------------------------
 AXA AGGRESSIVE STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $10.45
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                46
-------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $11.17
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                               110
-------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $11.02
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                               201
-------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $10.70
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                91
-------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $11.45
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                               141
-------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------
   Unit value                                                     $11.24
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                                26
-------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------
   Unit value                                                     $11.32
-------------------------------------------------------------------------------
   Number of units outstanding (000's)                               294
-------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------
                                                  FOR THE YEAR ENDING
                                                   DECEMBER 31, 2012
---------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------
   Unit value                                           $11.47
---------------------------------------------------------------------
   Number of units outstanding (000's)                       1
---------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------
   Unit value                                           $10.04
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
---------------------------------------------------------------------
   Unit value                                           $11.19
---------------------------------------------------------------------
   Number of units outstanding (000's)                      18
---------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
---------------------------------------------------------------------
   Unit value                                           $13.18
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
---------------------------------------------------------------------
   Unit value                                           $10.04
---------------------------------------------------------------------
   Number of units outstanding (000's)                     290
---------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
---------------------------------------------------------------------
   Unit value                                           $15.66
---------------------------------------------------------------------
   Number of units outstanding (000's)                       6
---------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
---------------------------------------------------------------------
   Unit value                                           $13.24
---------------------------------------------------------------------
   Number of units outstanding (000's)                       1
---------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------
   Unit value                                           $12.22
---------------------------------------------------------------------
   Number of units outstanding (000's)                       7
---------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
---------------------------------------------------------------------
   Unit value                                           $13.14
---------------------------------------------------------------------
   Number of units outstanding (000's)                       2
---------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------
   Unit value                                           $14.05
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
---------------------------------------------------------------------
   Unit value                                           $13.26
---------------------------------------------------------------------
   Number of units outstanding (000's)                      --
---------------------------------------------------------------------
 EQ/CORE BOND INDEX
---------------------------------------------------------------------
   Unit value                                           $10.77
---------------------------------------------------------------------
   Number of units outstanding (000's)                      25
---------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
---------------------------------------------------------------------
   Unit value                                           $11.69
---------------------------------------------------------------------
   Number of units outstanding (000's)                       1
---------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------
                                         FOR THE YEAR ENDING
                                          DECEMBER 31, 2012
------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------
   Unit value                                  $13.10
------------------------------------------------------------
   Number of units outstanding (000's)             33
------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------
   Unit value                                  $12.16
------------------------------------------------------------
   Number of units outstanding (000's)              1
------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------
   Unit value                                  $11.81
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------
   Unit value                                  $11.36
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------
   Unit value                                  $15.24
------------------------------------------------------------
   Number of units outstanding (000's)             12
------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------
   Unit value                                  $10.82
------------------------------------------------------------
   Number of units outstanding (000's)              3
------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------
   Unit value                                  $11.09
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------
   Unit value                                  $10.41
------------------------------------------------------------
   Number of units outstanding (000's)             14
------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------
   Unit value                                  $10.14
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------
   Unit value                                  $10.25
------------------------------------------------------------
   Number of units outstanding (000's)              1
------------------------------------------------------------
 EQ/INTERNATIONAL ETF
------------------------------------------------------------
   Unit value                                  $10.50
------------------------------------------------------------
   Number of units outstanding (000's)              3
------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------
   Unit value                                  $ 9.89
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------
   Unit value                                  $12.10
------------------------------------------------------------
   Number of units outstanding (000's)              6
------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------
                                         FOR THE YEAR ENDING
                                          DECEMBER 31, 2012
------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------
   Unit value                                  $13.50
------------------------------------------------------------
   Number of units outstanding (000's)             10
------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------
   Unit value                                  $12.27
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------
   Unit value                                  $13.02
------------------------------------------------------------
   Number of units outstanding (000's)             69
------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------
   Unit value                                  $12.10
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------
   Unit value                                  $11.93
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------
   Unit value                                  $14.40
------------------------------------------------------------
   Number of units outstanding (000's)              6
------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------
   Unit value                                  $13.18
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------
   Unit value                                  $ 9.49
------------------------------------------------------------
   Number of units outstanding (000's)          1,085
------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------
   Unit value                                  $12.29
------------------------------------------------------------
   Number of units outstanding (000's)              1
------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------
   Unit value                                  $12.94
------------------------------------------------------------
   Number of units outstanding (000's)              1
------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------
   Unit value                                  $11.93
------------------------------------------------------------
   Number of units outstanding (000's)              1
------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------
   Unit value                                  $12.31
------------------------------------------------------------
   Number of units outstanding (000's)             10
------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------
   Unit value                                  $ 9.73
------------------------------------------------------------
   Number of units outstanding (000's)            162
------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



----------------------------------------------------------------------------
                                                         FOR THE YEAR ENDING
                                                          DECEMBER 31, 2012
----------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------
   Unit value                                                  $14.33
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             56
----------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------
   Unit value                                                  $13.40
----------------------------------------------------------------------------
   Number of units outstanding (000's)                              2
----------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------
   Unit value                                                  $11.47
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------
   Unit value                                                  $13.03
----------------------------------------------------------------------------
   Number of units outstanding (000's)                              1
----------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
----------------------------------------------------------------------------
   Unit value                                                  $10.23
----------------------------------------------------------------------------
   Number of units outstanding (000's)                              7
----------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------
   Unit value                                                  $13.00
----------------------------------------------------------------------------
   Number of units outstanding (000's)                              9
----------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------
   Unit value                                                  $12.68
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             14
----------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------
   Unit value                                                  $12.07
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             28
----------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
----------------------------------------------------------------------------
   Unit value                                                  $10.32
----------------------------------------------------------------------------
   Number of units outstanding (000's)                              1
----------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
----------------------------------------------------------------------------
   Unit value                                                  $12.07
----------------------------------------------------------------------------
   Number of units outstanding (000's)                            133
----------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
----------------------------------------------------------------------------
   Unit value                                                  $12.36
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             33
----------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
----------------------------------------------------------------------------
   Unit value                                                  $11.61
----------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
----------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------
   Unit value                                                  $13.69
----------------------------------------------------------------------------
   Number of units outstanding (000's)                              1
----------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------
                                          FOR THE YEAR ENDING
                                           DECEMBER 31, 2012
-------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------
   Unit value                                   $10.80
-------------------------------------------------------------
   Number of units outstanding (000's)              --
-------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------
   Unit value                                   $13.57
-------------------------------------------------------------
   Number of units outstanding (000's)              18
-------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------
   Unit value                                   $11.10
-------------------------------------------------------------
   Number of units outstanding (000's)               8
-------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------
   Unit value                                   $11.75
-------------------------------------------------------------
   Number of units outstanding (000's)               1
-------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------
   Unit value                                   $11.61
-------------------------------------------------------------
   Number of units outstanding (000's)               2
-------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------
   Unit value                                   $14.61
-------------------------------------------------------------
   Number of units outstanding (000's)              --
-------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
-------------------------------------------------------------
   Unit value                                   $10.52
-------------------------------------------------------------
   Number of units outstanding (000's)              10
-------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------
   Unit value                                   $12.10
-------------------------------------------------------------
   Number of units outstanding (000's)              --
-------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-------------------------------------------------------------
   Unit value                                   $11.02
-------------------------------------------------------------
   Number of units outstanding (000's)               2
-------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
-------------------------------------------------------------
   Unit value                                   $ 9.21
-------------------------------------------------------------
   Number of units outstanding (000's)               1
-------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-------------------------------------------------------------
   Unit value                                   $14.02
-------------------------------------------------------------
   Number of units outstanding (000's)             144
-------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------
   Unit value                                   $14.71
-------------------------------------------------------------
   Number of units outstanding (000's)               2
-------------------------------------------------------------
 IVY FUNDS VIP SCIENCE & TECHNOLOGY
-------------------------------------------------------------
   Unit value                                   $13.69
-------------------------------------------------------------
   Number of units outstanding (000's)              --
-------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING
                                                        DECEMBER 31, 2012
--------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $12.15
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $11.90
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           17
--------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
--------------------------------------------------------------------------
   Unit value                                                $11.08
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            7
--------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
--------------------------------------------------------------------------
   Unit value                                                $ 9.81
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
--------------------------------------------------------------------------
   Unit value                                                $ 9.29
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
--------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $11.86
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           17
--------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
--------------------------------------------------------------------------
   Unit value                                                $13.02
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------
   Unit value                                                $12.59
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $13.52
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------
   Unit value                                                $13.68
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           12
--------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------
   Unit value                                                $51.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------
   Unit value                                                $11.95
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------
   Unit value                                                $12.52
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING
                                                        DECEMBER 31, 2012
--------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $11.70
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
--------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------
   Unit value                                                $14.19
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
--------------------------------------------------------------------------
 MULTIMANGER SMALL CAP VALUE
--------------------------------------------------------------------------
   Unit value                                                $16.10
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
--------------------------------------------------------------------------
   Unit value                                                $11.68
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $12.12
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            5
--------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $13.37
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           27
--------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $12.40
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           86
--------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $11.60
--------------------------------------------------------------------------
   Number of units outstanding (000's)                          156
--------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------
   Unit value                                                $15.09
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
--------------------------------------------------------------------------
 T.ROWE PRICE HEALTH SCIENCES PORTFOLIO II
--------------------------------------------------------------------------
   Unit value                                                $16.67
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           46
--------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------------------------------------
   Unit value                                                $10.95
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           --
--------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
--------------------------------------------------------------------------
   Unit value                                                $10.96
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            2
--------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
--------------------------------------------------------------------------
   Unit value                                                $12.46
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           44
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------
                                         FOR THE YEAR ENDING
                                          DECEMBER 31, 2012
------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
------------------------------------------------------------
   Unit value                                  $11.16
------------------------------------------------------------
   Number of units outstanding (000's)             --
------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------
   Unit value                                  $10.81
------------------------------------------------------------
   Number of units outstanding (000's)             82
------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Dropping or changing your Guaranteed benefits


--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

------------------------------------------------------------------------------
  GUARANTEED
 BENEFIT          PRE-FUNDING DROP  YOUR OPTION(S)    FOLLOWING THE
  COMBINATION     OF:               OR RESULT         DROP OR CHANGE
------------------------------------------------------------------------------
..   GMIB          GMIB              .   You can       .   You can drop
..   Return of                           change your       the Highest
    Principal                           death             Anniversary
    death benefit                       benefit to        Value death
                                        the Highest       benefit,
                                        Anniversary       either
                                        Value death       pre-funding
                                        benefit. If       or
                                        you do not        post-funding.
                                        make this     .   You can drop
                                        change, the       the Return
                                        Return of         of Principal
                                        Principal         death
                                        death             benefit
                                        benefit will      post-funding
                                        remain.           only.
------------------------------------------------------------------------------
..   GMIB          GMIB              .   You can keep  .   You can drop
..   Highest                             your Highest      the Highest
    Anniversary                         Anniversary       Anniversary
    Value death                         Value death       Value death
    benefit                             benefit.          benefit,
                                          -or-            either
                                    .   You can           pre-funding
                                        change your       or
                                        death             post-funding.
                                        benefit to    .   You can drop
                                        the Return        the Return
                                        of Principal      of Principal
                                        death             death
                                        benefit.          benefit
                                                          post-funding
                                                          only.
------------------------------------------------------------------------------
..   GMIB          Both benefits     .   The Return    .   You can drop
..   Highest                             of Principal      the Return
    Anniversary                         death             of Principal
    Value death                         benefit will      death
    benefit                             automatically     benefit
                                        become your       post-funding
                                        new               only.
                                        guaranteed
                                        minimum
                                        death
                                        benefit.
------------------------------------------------------------------------------
..   GMIB          GMIB              .   By dropping   .   You can drop
..   "Greater of"                        your GMIB,        the Highest
    death benefit                       you are no        Anniversary
                                        longer            Value death
                                        eligible to       benefit,
                                        have the          either
                                        "Greater of"      pre-funding
                                        death             or
                                        benefit.          post-funding.
                                    .   You can       .   You can drop
                                        change your       the Return
                                        death             of Principal
                                        benefit to        death
                                        the Highest       benefit
                                        Anniversary       post-funding
                                        Value death       only.
                                        benefit. If
                                        you do not
                                        make this
                                        change, the
                                        Return of
                                        Principal
                                        death
                                        benefit will
                                        automatically
                                        become your
                                        new
                                        guaranteed
                                        minimum
                                        death
                                        benefit.
------------------------------------------------------------------------------
..   GMIB                            .   You can       .   You can drop
..   "Greater of"                        change your       the Highest
    death benefit                       death             Anniversary
                  Both benefits         benefit to        Value death
                                        the Highest       benefit,
                                        Anniversary       either
                                        Value death       pre-funding
                                        benefit. If       or
                                        you do not        post-funding.
                                        make this     .   You can drop
                                        change, the       the Return
                                        Return of         of Principal
                                        Principal         death
                                        death             benefit post-funding
                                        benefit will      only.
                                        automatically
                                        become your
                                        new
                                        guaranteed
                                        minimum
                                        death
                                        benefit.
------------------------------------------------------------------------------
..   GMIB          "Greater of"      .   You can       .   You can drop
..   "Greater of"  death                 change your       the Highest
    death benefit benefit/(1)/          death             Anniversary
                                        benefit to        Value death
                                        the Highest       benefit,
                                        Anniversary       either
                                        Value death       pre-funding
                                        benefit. If       or
                                        you do not        post-funding.
                                        make this     .   You can drop
                                        change, the       the Return
                                        Return of         of Principal
                                        Principal         death
                                        death             benefit post-funding
                                        benefit will      only.
                                        automatically
                                        become your
                                        new
                                        guaranteed
                                        minimum
                                        death
                                        benefit.
------------------------------------------------------------------------------


                                     II-1


          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

---------------------------------------------------------------------------------------------------------------------------
  GUARANTEED BENEFIT
  COMBINATION         PRE-FUNDING DROP OF:              YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP OR CHANGE
---------------------------------------------------------------------------------------------------------------------------
..   Highest           Highest Anniversary Value death   .   The Return of Principal       .   You can drop the Return of
    Anniversary       benefit                               death benefit will                Principal death
    Value death                                             automatically become your         benefit post-funding only.
    benefit                                                 new guaranteed minimum death
                                                            benefit.
---------------------------------------------------------------------------------------------------------------------------

..   Return of         Not Applicable: The Return of
    Principal death   Principal death benefit cannot
    benefit           be dropped prior to funding the
                      Protected Benefit account
---------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

--------------------------------------------------------------------------------------------------------------------------------
  GUARANTEED BENEFIT
  COMBINATION             POST-FUNDING DROP OF:/(1)/        YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  GMIB                              .   The Return of Principal       .   You can drop the Return of
..   Return of Principal                                         death benefit will remain in      Principal death benefit by
    death benefit                                               effect.                           notifying us and taking a
                                                                                                  full withdrawal of your
                                                                                                  Protected Benefit account
                                                                                                  value or making a one-time
                                                                                                  transfer to the Investment
                                                                                                  account variable investment
                                                                                                  options and the guaranteed
                                                                                                  interest option.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  Both benefits                     .   Your Guaranteed benefits        Not Applicable.
..   Return of Principal                                         will terminate by notifying
    death benefit                                               us and taking a full
                                                                withdrawal of your Protected
                                                                Benefit account value or
                                                                making a one-time transfer
                                                                to the Investment account
                                                                variable investment options
                                                                and the guaranteed interest
                                                                option.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  GMIB                              .   Your Highest Anniversary      .   You can drop the Highest
..   Highest Anniversary                                         Value death benefit remains       Anniversary Value death
    Value death benefit                                         in effect.                        benefit by notifying us and
                                                                                                  taking a full withdrawal of
                                                                                                  your Protected Benefit
                                                                                                  account value or making a
                                                                                                  one-time transfer to the
                                                                                                  Investment account variable
                                                                                                  investment options and the
                                                                                                  guaranteed interest option.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  Both benefits                     .   Your Guaranteed benefits        Not Applicable.
..   Highest Anniversary                                         will terminate by notifying
    Value death benefit                                         us and taking a full
                                                                withdrawal of your Protected
                                                                Benefit account value or
                                                                making a one-time transfer
                                                                to the Investment account
                                                                variable investment options
                                                                and the guaranteed interest
                                                                option.
--------------------------------------------------------------------------------------------------------------------------------


                                     II-2


          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

--------------------------------------------------------------------------------------------------------------------------------
  GUARANTEED BENEFIT
  COMBINATION             POST-FUNDING DROP OF:/(1)/        YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  GMIB                              .   By dropping your GMIB, you    .   You can drop the Return of
..   "Greater of" death                                          are no longer eligible to         Principal death benefit at a
    benefit                                                     have the "Greater of" death       later date.
                                                                benefit.
                                                            .   The Return of Principal
                                                                death benefit will become
                                                                your new Guaranteed minimum
                                                                death benefit. The Return of
                                                                Principal benefit base will
                                                                equal all contributions and
                                                                transfers to your Protected
                                                                Benefit account, adjusted
                                                                for withdrawals on a pro
                                                                rata basis.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                  Both benefits                     .   Your Guaranteed benefits        Not Applicable.
..   "Greater of" death                                          will terminate by notifying
    benefit                                                     us and taking a full
                                                                withdrawal of your Protected
                                                                Benefit account value or
                                                                making a one-time transfer
                                                                to the Investment account
                                                                variable investment options
                                                                and the guaranteed interest
                                                                option.
--------------------------------------------------------------------------------------------------------------------------------
..   GMIB                                                    .   The Return of Principal       .   You can drop the Return of
..   "Greater of" death                                          death benefit will                Principal death
    benefit               "Greater of" death benefit/(2)/       automatically become your         benefit post-funding only.
                                                                new guaranteed minimum death
                                                                benefit.
--------------------------------------------------------------------------------------------------------------------------------
..   Highest Anniversary   Highest Anniversary Value death   .   Your Guaranteed benefit will    Not Applicable.
    Value death benefit   benefit                               terminate by notifying us
                                                                and taking a full withdrawal
                                                                of your Protected Benefit
                                                                account value or making a
                                                                one-time transfer to the
                                                                Investment account variable
                                                                investment options and the
                                                                guaranteed interest option.
--------------------------------------------------------------------------------------------------------------------------------
..   Return of Principal   Return of Principal death benefit .   Your Guaranteed benefit will    Not Applicable.
    death benefit                                               terminate by notifying us
                                                                and taking a full withdrawal
                                                                of your Protected Benefit
                                                                account value or making a
                                                                one-time transfer to the
                                                                Investment account variable
                                                                investment options and the
                                                                guaranteed interest option.
--------------------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.


                                     II-3


          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix III: Purchase considerations for QP contracts


--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit prior to the contract conversion.


AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and


..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                                     III-1


            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples


--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------

                                                                                    GUARANTEED
                                                                                  MINIMUM INCOME
                                  GUARANTEED MINIMUM DEATH BENEFIT                   BENEFIT
                                  --------------------------------                   -------

                                       HIGHEST
                                     ANNIVERSARY
          PROTECTED                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF         AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL         BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE        BASE           BASE           BASE             BASE
------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/  $103,000/(2)/  $104,000        $104,000/(5)/    $104,000
------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/  $107,120/(2)/  $108,160        $108,160/(5)/    $108,160
------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/  $113,547/(2)/  $113,547/(4)/   $113,547/(5)/    $113,547
------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/  $120,360/(2)/  $120,360/(4)/   $120,360/(5)/    $120,360
------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/  $128,785/(2)/  $128,785/(4)/   $128,785/(5)/    $128,785
------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/  $128,785/(3)/  $133,937        $133,937/(5)/    $133,937
------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/  $128,785/(3)/  $139,294        $139,294/(5)/    $139,294
------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.


                                     IV-1


                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

   For example:

   . At the end of contract year 2, Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(3)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

   For example:

   . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. The Deferral bonus Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral bonus Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Bonus Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

   For example:

   .   At the end of contract year 2, Roll-up to age 85 benefit base equals
       $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(4)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

   .   At the end of contract year 4, Roll-up to age 85 benefit base equals
       $120,360
       The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

   For example:

   . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937


                                     IV-2


                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations


--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R), Series C and Series ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.46)%, 3.54% for the Series B Protected Benefit account variable investment options and (2.95)%, 3.05% for the Series B Investment account variable investment options; (2.81)%, 3.19% for the Series L Protected Benefit account variable investment options and (3.3)%, 2.7% for the Series L Investment account variable investment options; (2.71)%, 3.29% for the Series CP(R) Protected Benefit account variable investment options and (3.2)%, 2.8% for the Series CP(R) Investment account variable investment options; (2.86)%, 3.14% for the Series C Protected Benefit account variable investment options and (3.35)%, 2.65% for the Series C Investment account variable investment options; (1.81)%, 4.19% for the Series ADV Protected Benefit account variable investment options and (2.3)%, 3.7% for the Series ADV Investment account variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.19% for the Protected Benefit account variable investment options (for each Series) and of 0.58% for the Investment account variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.71% for the Protected Benefit account variable investment options (for each Series) and 0.82% for the Investment account variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options (for each Series) and 0.25% for the Investment account variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                             PROTECTED                                                      NEXT YEAR'S
    CONTRACT  INVESTMENT      BENEFIT                      "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%       0%      6%      0%      6%      0%        6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000 60,000 93,000   93,000   60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,820 41,220 57,214 60,814 89,034   95,034   62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,675 42,477 54,443 61,604 85,118   97,081   64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,563 43,773 51,687 62,367 82,250  100,140   67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,485 45,108 48,941 63,101 78,426  102,209   70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,438 46,484 46,204 63,802 75,642  105,285   72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,422 47,901 43,473 64,466 73,895  109,367   75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,436 49,362 40,746 65,090 72,182  113,452   78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,479 50,868 38,019 65,670 69,498  116,538   82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,551 52,419 35,290 66,201 65,841  118,620   85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    29,649 54,018 32,557 66,679 62,207  120,698   88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    25,497 62,774 18,724 68,101 44,220  130,875  108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    21,947 72,949  4,339 67,357 26,286  140,306  131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    18,891 84,773      0 64,422 18,891  149,195        0 131,467       0 159,950 *$8,997     6,398
-----------------------------------------------------------------------------------------------------------
95     30    16,260 98,514      0 59,126 16,260  157,640        0 131,467       0 194,604   8,997  *$16,710
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $8,997 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                             PROTECTED                                                      NEXT YEAR'S
    CONTRACT  INVESTMENT      BENEFIT                      "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%       0%      6%      0%      6%      0%        6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000 60,000 92,000   92,000   60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,680 41,080 57,004 60,604 87,684   93,684   62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,404 42,189 54,039 61,174 84,443   96,363   64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,169 43,328 51,103 61,708 81,272   99,036   67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    34,976 44,498 48,193 62,203 78,169  101,701   70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    33,821 45,700 45,306 62,654 79,127  108,353   72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    32,705 46,933 42,439 63,058 75,144  109,992   75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    31,626 48,201 39,588 63,412 71,214  111,612   78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    30,582 49,502 36,751 63,710 67,334  113,212   82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    29,573 50,839 33,925 63,949 63,498  114,788   85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    28,597 52,211 31,107 64,124 59,704  116,335   88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    24,150 59,651 17,021 63,855 41,171  123,506  108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    20,415 68,150  2,649 61,120 23,064  129,270  131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    17,257 77,861      0 55,886 17,257  133,748        0 131,467       0 159,950 *$8,361     6,398
-----------------------------------------------------------------------------------------------------------
95     30    14,587 88,956      0 47,972 14,587  136,928        0 131,467       0 194,604   8,361  *$16,710
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $8,361 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                             PROTECTED                                                      NEXT YEAR'S
    CONTRACT  INVESTMENT      BENEFIT                      "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%       0%      6%      0%      6%      0%        6%
-----------------------------------------------------------------------------------------------------------
65      0    41,200 41,200 61,800 61,800 95,000   95,000   60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,882 42,354 58,815 62,522 90,696   96,875   62,400  62,520  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,605 43,540 55,858 63,216 86,464   98,755   64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,370 44,759 52,927 63,878 83,297  101,637   67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,174 46,012 50,019 64,506 80,193  104,518   70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,017 47,300 47,130 65,095 77,147  107,395   72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,896 48,625 44,259 65,642 74,155  110,267   75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,811 49,986 41,401 66,144 71,213  113,130   78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,761 51,386 38,555 66,596 68,316  115,981   82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,745 52,824 35,717 66,993 65,462  118,818   85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    29,761 54,304 32,884 67,332 62,645  121,636   88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    25,265 62,344 18,690 67,969 43,954  130,313  108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    21,468 71,575  4,157 66,294 25,625  137,869  131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    18,242 82,172      0 62,286 18,242  144,458        0 131,467       0 159,950 *$8,997     6,398
-----------------------------------------------------------------------------------------------------------
95     30    15,500 94,339      0 55,779 15,500  150,118        0 131,467       0 194,604   8,997  *$16,710
-----------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*  Payments of $8,997 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


----------------------------------------------------------------------------------------------------------

                                                             PROTECT        GUARANTEE
                                                             -------        ---------

                             PROTECTED                                                     NEXT YEAR'S
    CONTRACT  INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE   CASH VALUE     DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%      0%      6%      0%      6%      0%        6%
----------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    38,660 41,060 56,974 60,574  95,634 101,634  62,400  62,400  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    37,365 42,148 53,981 61,113  91,346 103,261  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    36,113 43,265 51,020 61,614  87,133 104,879  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    34,903 44,412 48,087 62,075  82,990 106,487  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    33,734 45,588 45,179 62,491  78,913 108,080  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    32,604 46,797 42,292 62,859  74,896 109,656  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    31,512 48,037 39,425 63,175  70,936 111,212  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    30,456 49,310 36,573 63,434  67,029 112,744  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    29,436 50,616 33,733 63,633  63,169 114,249  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    28,450 51,958 30,903 63,766  59,353 115,723  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    23,963 59,217 16,785 63,266  40,748 122,482 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    20,205 67,490  2,419 60,264  22,624 127,754 131,467 131,467 131,467 131,467   5,259     5,259
----------------------------------------------------------------------------------------------------------
90     25    17,035 76,919      0 54,730  17,035 131,649       0 131,467       0 159,950 *$8,361     6,398
----------------------------------------------------------------------------------------------------------
95     30    14,362 87,665      0 46,481  14,362 134,147       0 131,467       0 194,604   8,361  *$16,710
----------------------------------------------------------------------------------------------------------

*  Payments of $8,361 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES ADV
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                     NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE     DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%        6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,080  41,480 57,604 61,204  96,684 102,684  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,181  43,015 55,198 62,405  93,379 105,420  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,303  44,606 52,782 63,603  90,085 108,209  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,445  46,257 50,352 64,794  86,797 111,050  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,607  47,968 47,908 65,975  83,515 113,944  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,788  49,743 45,447 67,146  80,234 116,889  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,988  51,584 42,966 68,301  76,954 119,884  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    33,206  53,492 40,464 69,438  73,670 122,930  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    32,442  55,471 37,938 70,554  70,380 126,026  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,696  57,524 35,386 71,645  67,082 129,169  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    28,215  68,983 22,151 76,579  50,365 145,562 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    25,086  82,725  7,872 80,170  32,958 162,895 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    22,328  99,204      0 82,500  22,328 181,704       0 131,467       0 159,950 *$9,688     6,398
-----------------------------------------------------------------------------------------------------------
95     30    19,872 118,966      0 83,535  19,872 202,501       0 131,467       0 194,604   9,688  *$16,710
-----------------------------------------------------------------------------------------------------------

*  Payments of $9,688 will continue as lifetime payments
** Payments of at least $16,710 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTED BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      Arizona and you are age 65 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Retirement Cornerstone(R) Series
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund of your Total
                                              account value. This is also
                                              referred to as the "free look"
                                              period.
-------------------------------------------------------------------------------
ARKANSAS    See "Your right to cancel within  If you purchased your contract
            a certain number of days" in      through a Section 1035 exchange
            "Contract features and benefits"  you may return your Retirement
                                              Cornerstone(R) Series contract
                                              within 30 days from the date you
                                              receive it and receive a full
                                              refund of your Total account
                                              value.
-------------------------------------------------------------------------------

CALIFORNIA  See "We require that the          You are not required to use our
            following types of                forms when making a transaction
            communications be on specific     request. If a written request
            forms we provide for that         contains all the information
            purpose (and submitted in the     required to process the request,
            manner that the forms specify)"   we will honor it. Although you
            in "Who is AXA Equitable" and     are not required to use our
            "Effect of Excess withdrawals"    withdrawal request form, if you
            in "Contract features and         do not specify whether we should
            benefits"                         process a withdrawal that
                                              results in an Excess withdrawal,
                                              and the transaction results in
                                              an Excess withdrawal, we will
                                              not process that request.

            See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      California and you are age 60 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Accumulator(R) Series contract
                                              within 30 days from the date
                                              that you receive it and receive
                                              a refund as described below.
                                              This is also referred to as the
                                              ''free look'' period.
                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market variable
                                              investment option (and/or
                                              guaranteed interest option, if
                                              available), the amount of your
                                              refund will be equal to your
                                              contribution, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your Total account
                                              value on the date we receive
                                              your request to cancel at our
                                              processing office. This amount
                                              could be less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to the variable
                                              investment options (other than
                                              the EQ/Money Market variable
                                              investment option), your refund
                                              will be equal to your Total
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKER-DEALERS
                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.
-------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     If you choose "return of
(CONTINUED)                                    contribution" free look
                                               treatment of your contract, we
                                               will allocate your entire
                                               contribution and any subsequent
                                               contributions made during the
                                               40-day period following the
                                               contract date, to the EQ/Money
                                               Market investment option. In the
                                               event you choose to exercise
                                               your free look right under the
                                               contract, you will receive a
                                               refund equal to your
                                               contributions.
                                               If you choose the "return of
                                               contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next Business Day) following
                                               the contract date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.
                                               Any transfers made prior to the
                                               expiration of the 30-day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the contract
                                               date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               contract date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time re-allocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the contract date to
                                               cancel.

             See "Disability, terminal         The withdrawal charge waivers
             illness, or confinement to a      under items (i) and (iii) do not
             nursing home'' under "Withdrawal  apply.
             charge" in "Charges and expenses"

             See ''Transfers of ownership,     Guaranteed benefits do not
             collateral assignments, loans     terminate upon a change of owner
             and borrowing'' in ''More         or absolute assignment of the
             Information''                     contract. Guaranteed benefits
                                               will continue to be based on the
                                               original measuring life (i.e.,
                                               owner, older joint owner,
                                               annuitant, older joint
                                               annuitant).
--------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"

             See "Credits" (For Series CP(R)   The following situation in which
             contracts only) in "Contract      we would normally recover the
             features and benefits" and "Your  credits does not apply:
             annuity payout options" in        If you start receiving annuity
             "Accessing your money"            payments within three years of
                                               making any contribution, we will
                                               recover the credit that applies
                                               to any contribution made within
                                               the prior three years.

                                               As a result of this, we will
                                               apply the contract's cash value,
                                               not the account value, to the
                                               supplementary contract for the
                                               periodic payments.

                                               Credits applied to contributions
                                               made within one year of death of
                                               the owner (or older joint owner,
                                               if applicable) will not be
                                               recovered. However, any
                                               applicable contract withdrawal
                                               charges will continue to apply
                                               to those contributions. The 10%
                                               free withdrawal amount does not
                                               apply when calculating the
                                               withdrawal charges applicable to
                                               the payment of a death benefit.

             See "Guaranteed minimum income    The no-lapse guarantee will not
             benefit "no lapse guarantee""     terminate if your aggregate
             under "Guaranteed minimum income  withdrawals from your Protected
             benefit" in "Contract features    Benefit account in any contract
             and benefits"                     year following the contract year
                                               in which you first fund your
                                               Protected Benefit Account exceed
                                               your Annual Withdrawal Amount
                                               unless the excess withdrawal
                                               drives your account value to
                                               zero.

             See "Withdrawal charge" in        FOR SERIES CP(R) CONTRACTS:
             "Charges and expenses"            Since credits applied to
                                               contributions cannot be
                                               recovered, withdrawal charges
                                               apply to amounts associated with
                                               a credit.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CONNECTICUT  See "Disability, terminal         FOR SERIES B, CP(R) AND L
(CONTINUED)  illness, or confinement to a      CONTRACTS:
             nursing home" under "Withdrawal   The withdrawal charge waiver
             charge" in "Charges and           under item (i) does not apply.
             expenses"                         FOR SERIES CP(R) CONTRACTS:
                                               The withdrawal charge waivers
                                               under items (ii) and (iii) do
                                               not apply in the first contract
                                               year.

             See "Special service charges" in  The maximum third party transfer
             "Charges and Expenses"            or exchange charge is $49.
                                               The maximum charge for check
                                               preparation is $9.

             See "Misstatement of age" in      We will not deduct interest for
             "More information"                any overpayments made by us due
                                               to a misstatement of age or sex.
                                               Any overpayments will be
                                               deducted from future payments.

             See "Transfers of ownership,      Benefits terminate upon any
             collateral assignments, loans     change of owner who is the
             and borrowing" in "More           measuring life, unless the
             information"                      change of ownership is due to a
                                               divorce where the spouse is
                                               awarded 100% of the account
                                               value and chooses to continue
                                               the contract in his or her name
                                               and meets the age requirements
                                               of the applicable benefit on the
                                               date the change in ownership
                                               occurs.
                                               Benefits do not terminate upon
                                               assignment.
                                               Your contract cannot be assigned
                                               to an institutional investor or
                                               settlement company, either
                                               directly or indirectly, nor may
                                               the ownership be changed to an
                                               institutional investor or
                                               settlement company.
--------------------------------------------------------------------------------
DELAWARE     See "Your right to cancel within  If you purchased your contract
             a certain number of days" in      through a Section 1035 exchange,
             "Contract features and benefits"  you may return your Retirement
                                               Cornerstone(R) Series contract
                                               within 20 days from the date you
                                               receive it and receive a full
                                               refund of your contributions,
                                               including any contract fees or
                                               charges.

             See "Greater of death benefit"    The maximum charge for the
             under "Guaranteed benefit         "Greater of" death benefit is
             charges" in "Charges and          1.50%.
             expenses"
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this
             contribute to your contract" in   section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on contributions is deleted. The
                                               remainder of this section is
                                               unchanged.

             See "How you can purchase and     We may not discontinue the
             contribute to your contract" in   acceptance of contributions.
             "Contract features and benefits"

             See "Credits (for Series CP(R)    If you elect to receive annuity
             contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

             See "Annuity maturity date"       Requests to start receiving
             under "Your annuity payout        annuity payments before the
             options" in "Accessing your       maturity date must be made in
             money"                            writing at least 30 days prior
                                               to the date annuity payments are
                                               to begin.

             See "Special service charges" in  The charge for third-party
             "Charges and expenses"            transfer or exchange applies to
                                               any transfer or exchange of your
                                               contract, even if it is to
                                               another contract issued by AXA
                                               Equitable.

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA      See "Your right to cancel within  If you reside in the state of
(CONTINUED)  a certain number of days" in      Florida and you are age 65 and
             "Contract features and benefits"  older at the time the contract is issued, you may cancel your
                                               variable annuity contract and
                                               return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the cash surrender value
                                               provided in the annuity
                                               contract, plus any fees or
                                               charges deducted from the
                                               contributions or imposed under
                                               the contract.

                                               If you reside in the state of
                                               Florida and you are age 64 or
                                               younger at the time the contract
                                               is issued, you may cancel your
                                               variable annuity contract and
                                               return it to us within 14 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               your contributions, including
                                               any contract fees or charges.

             See "Transferring your account    We may not require a minimum
             value" in "Transferring your      time period between transfers or
             money among investment options"   establish a daily maximum
                                               transfer limit.

             See "Check preparation charge"    The maximum charge for check
             under "Special service charges"   preparation is $25.
             in "Charges and expenses"

             See "Withdrawal charge" under     If you are age 65 and older at
             "Charges that AXA Equitable       the time your contract is
             deducts" in "Charges and          issued, the applicable
             expenses"                         withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.

             See "Misstatement of age" in      After the second contract date
             "More information"                anniversary, Guaranteed benefits
                                               may not be terminated for
                                               misstatement of age.

             See "Transfers of ownership,      Your Guaranteed benefits will
             collateral assignments, loans     terminate with all transfers of
             and borrowing" in "More           ownership, even with a change of
             information"                      owner from a trust to an
                                               individual.
--------------------------------------------------------------------------------
MONTANA      See "Appendix IV: Hypothetical    The annuity purchase factors are
             illustrations"                    applied on a unisex basis in
                                               determining the amount payable
                                               under a Guaranteed benefit.

             Premium Tax                       There are no premium taxes in
                                               Montana.
--------------------------------------------------------------------------------

NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit
             in "Definitions of key terms",    is not available. The only
             in "Guaranteed minimum death      Guaranteed minimum death
             benefits" and throughout this     benefits that are available are
             Prospectus.                       the Return of Principal death
                                               benefit and the Highest
                                               Anniversary Value death benefit.
                                               Both of these death benefits are
                                               available in combination with
                                               the Guaranteed minimum income
                                               benefit. They are also available
                                               without the Guaranteed minimum
                                               income benefit.

             See "Guaranteed interest option"  FOR SERIES CP(R) CONTRACTS ONLY:
             under "What are your investment   The Guaranteed interest option
             options under the contract?" in   is not available.
             "Contract features and benefits"

             See "Dollar cost averaging" in    FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and benefits"  Investment Simplifier is not available.

             See "Credits" in "Contract        FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"

                                               The "Indication of Intent"
                                               approach to first year
                                               contributions in connection with
                                               the contribution crediting rate
                                               is not available.

                                               If the owner (or older joint
                                               owner, if applicable) dies
                                               during the one-year period
                                               following our receipt of a
                                               contribution to which a credit
                                               was applied, we will recover all
                                               or a portion of the amount of
                                               such Credit from the account
                                               value, based on the number of
                                               full months that elapse between
                                               the time we receive the
                                               contribution and the owner's (or
                                               older joint owner's, if
                                               applicable) death, as follows:
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-----------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS        AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------
NEW YORK                                       Number of                         Percentage of
(CONTINUED)                                     Months                              Credit
                                                ------                              ------
                                                   0                                 100%
                                                   1                                 100%
                                                   2                                  99%
                                                   3                                  98%
                                                   4                                  97%
                                                   5                                  96%
                                                   6                                  95%
                                                   7                                  94%
                                                   8                                  93%
                                                   9                                  92%
                                                  10                                  91%
                                                  11                                  90%
                                                  12                                  89%

                                          We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

             See "GMIB benefit base"      Your GMIB benefit base stops "rolling up" on the contract
             under "Guaranteed minimum    date anniversary following the owner's (or older joint owner's,
             income benefit" in           if applicable) 90th birthday or at contract maturity, if earlier.
             "Contract features and
             benefits"
                                          For the GMIB, there are caps on the GMIB benefit base, which are based on a percentage of total contributions and transfers to the Protected Benefit account:

                                          Initial Funding Age             Cap Amount
                                          -------------------             ----------
                                          20-54                           325% on GMIB benefit base
                                          55+                             No Cap on GMIB benefit base

                                                     The cap is determined by the
                                                     age of the owner at the time
                                                     of first funding of the
                                                     Protected Benefit account. If
                                                     the Protected Benefit account
                                                     is funded at age 55 or
                                                     greater there is no cap. If
                                                     the Protected Benefit account
                                                     is funded at ages 20 to 54,
                                                     the cap percentage is set to
                                                     325% of the GMIB benefit base
                                                     and does not change for the
                                                     life of the contract, unless
                                                     there is a GMIB benefit base
                                                     reset at age 55 or greater.
                                                     If there is a GMIB benefit
                                                     base reset at age 55 or
                                                     greater, there is no cap,
                                                     regardless of the age of the
                                                     owner at first funding. If
                                                     there is a GMIB benefit base
                                                     reset prior to age 55, the
                                                     GMIB benefit base will be
                                                     capped at 325%, multiplied by
                                                     the Protected Benefit account
                                                     value at time of the GMIB
                                                     benefit base reset, plus 325%
                                                     of all contributions and
                                                     transfers made to the
                                                     Protected Benefit account
                                                     after the reset. Neither a
                                                     GMIB benefit base reset nor
                                                     withdrawals from your
                                                     Protected Benefit account
                                                     will lower the cap amount.

  See "GMIB benefit base reset" under "Guaranteed    Your GMIB benefit base will
  minimum income benefit" in "Contract features and  automatically "reset" to
  benefits"                                          equal your Protected Benefit
                                                     account value, if higher, on
                                                     each contract date
                                                     anniversary from your
                                                     contract date, up to the
                                                     contract date anniversary
                                                     following your 90th birthday.

  See "Lifetime GMIB payments" under "Guaranteed     The GMIB guarantees annual
  minimum income benefit" in "Contract features and  lifetime payments ("Lifetime
  benefits"                                          GMIB payments"), which will
                                                     begin at the earliest of:

                                                     (i)the next contract year
                                                        following the date your
                                                        Protected Benefit account
                                                        goes to zero (except as
                                                        the result of an Excess
                                                        withdrawal);
                                                     (ii)the contract date
                                                         anniversary following
                                                         your 90th birthday; and
                                                     (iii)your contract's maturity
                                                          date.
-----------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------
                                AVAILABILITY OR
 STATE   FEATURES AND BENEFITS  VARIATION
----------------------------------------------------

NEW YORK     See "75 Day rate lock-in" under   The Roll-up rate lock-in
(CONTINUED)  "Guaranteed minimum income        period is 90 days, beginning
             benefit" in "Contract features    on the date you signed client
             and benefits"                     replacement information
                                               authorization form.

             See "Selecting an annuity payout  FOR SERIES CP(R) CONTRACTS
             option" under "Your annuity       ONLY:
             payout option" in "Accessing      The earliest date annuity
             your money"                       payments may begin is 13
                                               months from the issue date.

             See "Annuity maturity date"       The maturity date is the
             under "Your annuity               contract date anniversary
             payout options" in "Accessing     that follows the annuitant's
             your money"                       birthday, as follows:

                                                              Maximum
                              Issue Age                       Annuitization age
                              ---------                       -----------------   -
                              0-80                            90
                              81                              91
                              82                              92
                              83                              93
                              84                              94
                              85                              95

                              FOR SERIES CP(R) CONTRACTS:

                              The maturity date is the contract date anniversary that follows the annuitant's 90th birthday.

  See "Charges and expenses"  Deductions for charges from the guaranteed interest option and the Special DCA account are not permitted.

                              The charge for third-party transfer or exchange does not apply.

                              The check preparation charge does not apply.

              See "Disability, terminal illness, or  Item (i) is deleted and replaced with
              confinement to a nursing home"         the following: An owner (or older
                                                     joint owner, if applicable) has
                                                     qualified to receive Social Security
                                                     disability benefits as certified by
                                                     the Social Security Administration or
                                                     meets the definition of a total
                                                     disability as specified in the
                                                     contract. To qualify, a
                                                     re-certification statement from a
                                                     physician will be required every 12
                                                     months from the date disability is
                                                     determined.

              See "Transfers of ownership,           Collateral assignments are not limited
              collateral assignments, loans and      to the period prior to the first
              borrowing" in "More information"       contract date anniversary. You may
                                                     assign all or a portion of your NQ
                                                     contract at any time, pursuant to the
                                                     terms described in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within a     If you reside in the state of North
              certain number of days" in             Dakota at the time the contract is
              "Contract features and benefits"       issued, you may return your Retirement
                                                     Cornerstone(R) Series contract within
                                                     20 days from the date that you receive
                                                     it and receive a full refund of your
                                                     contributions.
------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA                       Available for direct rollovers from
                                                     U.S. source 401(a) plans and direct
                                                     transfers from the same type of U.S.
                                                     source IRAs.

              QP (Defined Benefit) contracts (For    Not Available
              Series B, Series CP(R) and Series L
              contracts only)

              See "Purchase considerations for a     We do not offer Retirement
              charitable remainder trust" under      Cornerstone(R) Series 12.0 contracts
              "Owner and annuitant                   to charitable remainder trusts in
              requirements" in "Contract             Puerto Rico.
              features and benefits"

              See "How you can make                  Specific requirements for purchasing
              contributions" in "Contract            QP contracts in Puerto Rico are
              features and benefits" (For Series     outlined below in "Purchase
              B, Series CP(R) and Series L           considerations for QP (Defined
              contracts only)                        Contribution) contracts in Puerto
                                                     Rico".
------------------------------------------------------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  See "Guaranteed minimum income    Restrictions for the GMIB on a
(CONTINUED)  benefit" in "Contract features    Puerto Rico QPDC contract are
             and benefits" (For Series B,      described below, under "Purchase
             Series CP(R) and Series L         considerations for QP (Defined
             contracts only)                   Contribution) contracts in
                                               Puerto Rico", and in your
                                               contract.

             See "Transfers of ownership,      Transfers of ownership of QP
             collateral assignments, loans     contracts are governed by Puerto
             and borrowing" in "More           Rico law. Please consult your
             information" (For Series          tax, legal or plan advisor if
             B, Series CP(R) and Series L      you intend to transfer ownership
             contracts only)                   of your contract.

             "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts  (DEFINED CON-TRIBUTION)
             in Puerto Rico" -- this section   CONTRACTS IN PUERTO RICO:
             replaces "Appendix III: Purchase  Trustees who are considering the
             considerations for QP             purchase of a Retirement
             contracts" in this Prospectus.    Cornerstone(R) Series 12.0 QP
             (For Series B, Series CP(R) and   contract in Puerto Rico should
             Series L contracts only)          discuss with their tax, legal
                                               and plan advisors whether this
                                               is an appropriate investment
                                               vehicle for the employer's plan.
                                               Trustees should consider whether
                                               the plan provisions permit the
                                               investment of plan assets in the
                                               QP contract, the Guaranteed
                                               minimum income benefit, and the
                                               payment of death benefits in
                                               accordance with the requirements
                                               of Puerto Rico income tax rules.
                                               The QP contract and this
                                               Prospectus should be reviewed in
                                               full, and the following factors,
                                               among others, should be noted.

                                               LIMITS ON CONTRACT OWNERSHIP:

                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee who becomes
                                                   eligible for the plan, no
                                                   further contributions may be
                                                   made to the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    .   As mentioned above, if a new
(CONTINUED)                                        employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GMIB and must continue
                                                   to hold the supplementary
                                                   contract for the duration of
                                                   the GMIB payments.

                                               PLAN TERMINATION:

                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.

                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GMIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               .   AXA Equitable is a U.S.
                                                   insurance company, therefore
                                                   distributions under the NQ
                                                   contract could be subject to
                                                   United States taxation and
                                                   withholding on a "taxable
                                                   amount not determined" basis.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix VII: Examples of Automatic payment plans


--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
 7     5.2%/(b)/           $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
 8     5.4%/(b)/           $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
 9     6.0%/(b)/           $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
 10    7.3%/(b)/           $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral bonus Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7     5.2%/(b)/           $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8     5.4%/(b)/           $129,688          $5,188              4.0%
--------------------------------------------------------------------------------


                                     VII-1


               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 9     6.0%/(b)/           $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
 10    7.3%/(b)/           $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0                 0.0%
-----------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0                 0.0%
-----------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0                 0.0%
-----------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0                 0.0%
-----------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0                 0.0%
-----------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
 7     5.2%/(b)/           $128,151          $5,382                 4.2%
-----------------------------------------------------------------------------------
 8     5.4%/(b)/           $129,432          $5,695                 4.4%
-----------------------------------------------------------------------------------
 9     6.0%/(b)/           $130,726          $6,536                 5.0%
-----------------------------------------------------------------------------------
 10    7.3%/(b)/           $132,034          $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0                   0.0%
-----------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0                   0.0%
-----------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0                   0.0%
-----------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0                   0.0%
-----------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0                   0.0%
-----------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
 7     5.2%/(b)/           $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
 8     5.4%/(b)/           $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
 9     6.0%/(b)/           $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
 10    7.3%/(b)/           $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.


                                     VII-2


               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000          $    0                 0.0%
-----------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800          $    0                 0.0%
-----------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306          $    0                 0.0%
-----------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990          $    0                 0.0%
-----------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200          $    0                 0.0%
-----------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
 7     5.2%/(b)/           $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
 8     5.4%/(b)/           $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
 9     6.0%/(b)/           $127,260          $7,000                 5.5%
-----------------------------------------------------------------------------------
 10    7.3%/(b)/           $127,895          $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

-------------------------------------------------------------------------------------------------------
     DEFERRAL BONUS                        WITHDRAWAL FROM
      ROLL-UP RATE                            PROTECTED    ADDITIONAL WITHDRAWAL
         ANNUAL     BEGINNING OF YEAR GMIB BENEFIT ACCOUNT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE       BENEFIT BASE           VALUE             ACCOUNT        BENEFIT BASE WITHDRAWN
-------------------------------------------------------------------------------------------------------
 1     4.8%/(a)/           $100,000            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 2     4.3%/(a)/           $104,800            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 3     5.2%/(a)/           $109,306            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 4     5.4%/(a)/           $114,990            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 5     5.0%/(a)/           $121,200            $    0             $    0                  0.0%
-------------------------------------------------------------------------------------------------------
 6     4.7%/(b)/           $127,260            $5,981             $1,018                  5.5%
-------------------------------------------------------------------------------------------------------
 7     5.2%/(b)/           $127,260            $6,618             $  382                  5.5%
-------------------------------------------------------------------------------------------------------
 8     5.4%/(b)/           $127,260            $6,872             $  127                  5.5%
-------------------------------------------------------------------------------------------------------
 9     6.0%/(b)/           $127,260            $6,999             $    0                  5.5%
-------------------------------------------------------------------------------------------------------
 10    7.3%/(b)/           $127,896            $7,034             $    0                  5.5%
-------------------------------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.


                                     VII-3


               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VIII: Examples of how withdrawals affect your Guaranteed benefit bases


--------------------------------------------------------------------------------

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------------

                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                -                         --------------------------------

                   PROTECTED                                    RETURN OF      HIGHEST         ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL    ANNIVERSARY      TO AGE 85   "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT    VALUE BENEFIT      BENEFIT      BENEFIT
  YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE            BASE          BASE
----------------------------------------------------------------------------------------------------------------------
    0              $100,000                     $100,000/(3)/ $100,000/(1)/   $100,000/(2)/ $100,000/(3)/   $100,000
----------------------------------------------------------------------------------------------------------------------
    1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/   $103,000/(2)/ $104,000/(3)/   $104,000
----------------------------------------------------------------------------------------------------------------------
    2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/   $107,120/(2)/ $108,160/(3)/   $108,160
----------------------------------------------------------------------------------------------------------------------
    3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/   $113,547/(2)/ $113,547/(3)/   $113,547
----------------------------------------------------------------------------------------------------------------------
    4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/   $120,360/(2)/ $120,360/(3)/   $120,360
----------------------------------------------------------------------------------------------------------------------
    5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/   $128,785/(2)/ $128,785/(3)/   $128,785
----------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).


                                    VIII-1


APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

-----------------------------------------------------------------------------------------------------------------------

                                                                           GUARANTEED MINIMUM DEATH BENEFIT
                                                -                          --------------------------------

                                                                                HIGHEST
                   PROTECTED                                    RETURN OF     ANNIVERSARY      ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL        VALUE        TO AGE 85    "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT        BENEFIT        BENEFIT       BENEFIT
   YEAR    RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE           BASE           BASE           BASE
-----------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%   $128,785/(6)/   $95,790/(4)/  $123,634/(5)/ $128,785/(6)/    $128,785
-----------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:              $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/  $94,279/(8)/  $121,766/(9)/ $126,839/(10)/   $126,839
-----------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:              $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].


                                    VIII-2


APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                               GUARANTEED MINIMUM DEATH BENEFIT
                                                      -                        --------------------------------

                                                                                     HIGHEST
                         PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
                 ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
      END          NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
OF CONTRACT YEAR RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
---------------------------------------------------------------------------------------------------------------------------
       0                 $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
---------------------------------------------------------------------------------------------------------------------------
       1          3.0%   $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
---------------------------------------------------------------------------------------------------------------------------
       2          4.0%   $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
---------------------------------------------------------------------------------------------------------------------------
       3          6.0%   $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
---------------------------------------------------------------------------------------------------------------------------
       4          6.0%   $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
---------------------------------------------------------------------------------------------------------------------------
       5          7.0%   $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
---------------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).


                                    VIII-3


APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

-----------------------------------------------------------------------------------------------------------------------------

                                                                                 GUARANTEED MINIMUM DEATH BENEFIT
                                                      -                          --------------------------------

                                                                                      HIGHEST
                         PROTECTED                                    RETURN OF     ANNIVERSARY      ROLL-UP
                 ASSUMED  BENEFIT                         GMIB        PRINCIPAL        VALUE        TO AGE 85    "GREATER OF"
      END          NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT        BENEFIT        BENEFIT       BENEFIT
OF CONTRACT YEAR RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE           BASE           BASE           BASE
-----------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $5,151
    Year 6         5.0%  $135,224    $5,151    4.0%   $130,073/(6)/   $96,190/(4)/  $130,073/(5)/ $130,073/(6)/    $130,073
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
    Year 6        5.0 %  $135,224    $7,000    4.0%   $128,224/(10)/  $94,823/(8)/  $128,224/(9)/ $128,224/(10)/   $128,224
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary) - $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals1.367% of the Protection with Investment Performance account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].


                                    VIII-4


APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix IX: Formula for asset transfer program for Guaranteed minimum income benefit


--------------------------------------------------------------------------------

As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you have the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in a Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------------------------------------------------------
         ATP YEAR ANNIVERSARY                    MINIMUM TRANSFER POINT                   MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------------------------------------------------------
      First day of first ATP year                          10%                                      20%
--------------------------------------------------------------------------------------------------------------------------
                  1st                                      12%                                      22%
--------------------------------------------------------------------------------------------------------------------------
                  2nd                                      14%                                      24%
--------------------------------------------------------------------------------------------------------------------------
                  3rd                                      16%                                      26%
--------------------------------------------------------------------------------------------------------------------------
                  4th                                      18%                                      28%
--------------------------------------------------------------------------------------------------------------------------
                  5th                                      20%                                      30%
--------------------------------------------------------------------------------------------------------------------------
                  6th                                      22%                                      32%
--------------------------------------------------------------------------------------------------------------------------
                  7th                                      24%                                      34%
--------------------------------------------------------------------------------------------------------------------------
                  8th                                      26%                                      36%
--------------------------------------------------------------------------------------------------------------------------
                  9th                                      28%                                      38%
--------------------------------------------------------------------------------------------------------------------------
                 10th                                      30%                                      40%
--------------------------------------------------------------------------------------------------------------------------
                 11th                                      32%                                      42%
--------------------------------------------------------------------------------------------------------------------------
                 12th                                      34%                                      44%
--------------------------------------------------------------------------------------------------------------------------
                 13th                                      36%                                      46%
--------------------------------------------------------------------------------------------------------------------------
                 14th                                      38%                                      48%
--------------------------------------------------------------------------------------------------------------------------
                 15th                                      40%                                      50%
--------------------------------------------------------------------------------------------------------------------------
                 16th                                      42%                                      52%
--------------------------------------------------------------------------------------------------------------------------
                 17th                                      44%                                      54%
--------------------------------------------------------------------------------------------------------------------------
                 18th                                      46%                                      56%
--------------------------------------------------------------------------------------------------------------------------
                 19th                                      48%                                      58%
--------------------------------------------------------------------------------------------------------------------------
           20th (and later)                                50%                                      60%
--------------------------------------------------------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 10% on the first day of the first ATP year to 12% on the first day on the second ATP year. The maximum transfer point moves similarly

                                     IX-1


 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT
during the first ATP year from 20% on the first day of the first ATP year to 22% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

--------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
--------------------------------------------------------------------------
                                                                 MAY 14
                             MAY 15                             FIRST ATP
                           (DAY 1 OF                              YEAR
                        FIRST ATP YEAR)  AUG 15 NOV 15 FEB 15  ANNIVERSARY
--------------------------------------------------------------------------
Minimum Transfer Point        10%        10.5%   11%   11.5%       12%
--------------------------------------------------------------------------
Maximum Transfer Point        20%        20.5%   21%   21.5%       22%
--------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------
                                                                 MAY 14
                             MAY 14                            SECOND ATP
                           (DAY 1 OF                              YEAR
                        SECOND ATP YEAR) AUG 15 NOV 15 FEB 15  ANNIVERSARY
--------------------------------------------------------------------------
Minimum Transfer Point        12%        12.5%   13%   13.5%       14%
--------------------------------------------------------------------------
Maximum Transfer Point        22%        22.5%   23%   23.5%       24%
--------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in a Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

  ATP% =  A - B
           0.1

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in a Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

                                     IX-2


 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

--------------------------------------------------------------------------------------------------------------------------
                            EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------------
CONTRACT        17.5%                              27%                                 35%
RATIO
--------------------------------------------------------------------------------------------------------------------------
VALUATION       4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
DAY
--------------------------------------------------------------------------------------------------------------------------
TRANSFER        Minimum = 18%                      Minimum = 20%                       Minimum = 22%
POINTS          Maximum = 28%                      Maximum = 30%                       Maximum = 32%
--------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS     Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                = $100,000                         = $100,000                          = $100,000
                AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                investment option = $40,000        investment option = $40,000         investment option = $40,000
                Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                   for the Protected Benefit account   for the Protected Benefit account
                                                   variable investment options =       variable investment options =
                                                   $20,000                             $20,000
--------------------------------------------------------------------------------------------------------------------------
TRANSFER        Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
POINT           minimum transfer point             minimum transfer point but less     maximum transfer point.
VALUATION       therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in a
                moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                option.                            Conservative Strategy investment    Conservative Strategy investment
                                                   option, if necessary.               option.
--------------------------------------------------------------------------------------------------------------------------
ATP%            0%                                 (0.27 - 0.2) / 0.1 = 0.7 OR         100%
(Contract                                          70%
Ratio -
Minimum
Transfer
Point) /
0.1
--------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT      (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
                -$20,000 (cannot be less than $0)  $50,000                             $80,000
(ATP%*Protected ATP Amount = $0
Benefit
account
value)
-Special
DCA
program
designated
for the
Protected
Benefit
account
variable
investment
options
--------------------------------------------------------------------------------------------------------------------------

                                     IX-3


 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

--------------------------------------------------------------------------------------------------------------------
                         EXAMPLE 1                          EXAMPLE 2                         EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------
TRANSFER     $0 - $40,000 = -$40,000,           SCENARIO 1 - using current         $80,000 - $40,000 = $40,000
AMOUNT       (transferred out of the AXA Ultra  assumptions:                       (transferred into the AXA Ultra
(ATP         Conservative Strategy investment   $50,000 - $40,000 = $10,000        Conservative Strategy investment
Amount) -    option)                            (transferred into the AXA Ultra    option)
(Protected                                      Conservative Strategy investment
Benefit                                         option)
account
value                                           SCENARIO 2 - if current amount
currently                                       in AXA Ultra Conservative
in AXA                                          Strategy investment option =
Ultra                                           $65,000 instead of $40,000:
Conservative                                    $50,000 - $65,000 = -$15,000
Strategy                                        (transferred out of the AXA Ultra
investment                                      Conservative Strategy investment
option)                                         option)
--------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

ATP Year Set Back  =   (A - 1) X (B + C)
                             D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.

                                     IX-4


 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

The following is an example of the ATP year set back:

---------------------------------------------------------------------------------------------------------
                                      CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2
---------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                                 ATP year 4
                                                                                  [A = 4]
--------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSUMPTIONS                      Contract is in month 3 of the       Contract is now in month 5 of
                                 current contract year.              the same contract year.
                                 Total contract year to date         Total contract year to date
                                 contributions and transfers to the  contributions and transfers to the
                                 Protected Benefit account as of     Protected Benefit account as of
                                 the valuation day prior to the      the valuation day prior to the
                                 transaction date of the ATP set     transaction date of the ATP set
                                 back calculation = $0 [B = 0]       back calculation = $300
                                 The contribution and/or transfer    [B = 300]
                                 to the Protected Benefit account    The contribution and/or transfer
                                 on the transaction date of the      to the Protected Benefit account
                                 ATP set back calculation = $300     on the transaction date of the
                                 [C = 300]                           ATP set back calculation = $300
                                 Value of the GMIB benefit base      [C = 300]
                                 including the pro rata Roll-up      Value of the GMIB benefit base
                                 amount as of the valuation day      including the pro rata Roll-up
                                 prior to the ATP set back           amount as of the valuation day
                                 calculation = $616.92               prior to the ATP set back
                                 [D = 616.92]                        calculation = $926.11
                                                                     [D = 926.11]
---------------------------------------------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (0 +300) = 0.98             (4-1) X (300 +300) = 1.47
       (A - 1) X (B + C)           616.92 + 300                         926.11 + 300
             D + C               Rounded to the nearest whole        Rounded to the nearest whole
                                 year = 1                            year = 1
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-1 = 3 (ATP         New ATP year = 4-1 = 3 (ATP
Current ATP year - ATP year set  year is set back by 1)              year has already been set back to
back = New ATP year              NEW ATP YEAR = 3                    year 3. No additional set back
                                                                     will occur.)
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
                                      CONTRIBUTION/TRANSFER #3
--------------------------------------------------------------------
CURRENT ATP YEAR

---------------------------------------------------------------------
--------------------------------------------------------------------
ASSUMPTIONS                      Contract is now in month 7 of
                                 the same contract year.
                                 Total contract year to date
                                 contributions and transfers to the
                                 Protected Benefit account as of
                                 the valuation day prior to the
                                 transaction date of the ATP set
                                 back calculation = $600
                                 [B = 600]
                                 The contribution and/or transfer
                                 to the Protected Benefit account
                                 on the transaction date of the
                                 ATP set back calculation =
                                 $1,200 [C = 1,200]
                                 Value of the GMIB benefit base
                                 including the pro rata Roll-up
                                 amount as of the valuation day
                                 prior to the ATP set back
                                 calculation = $1,238.41
                                 [D = 1,238.41]
--------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (600 +1200) = 2.21
       (A - 1) X (B + C)           1,238.41 + 1200
             D + C               Rounded to the nearest whole
                                 year = 2
--------------------------------------------------------------------
--------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-2 = 2 (ATP
Current ATP year - ATP year set  year is set back by 1 additional
back = New ATP year              year)
                                 NEW ATP YEAR = 2
--------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed the GMIB benefit base will be adjusted as follows:

  New Benefit Base =  (1- 3%) X A   _ D
                      -------------
                       1 - B + C

   WHERE:

  New Benefit Base =  The new value that both the GMIB
                      benefit base and if applicable,
                      the Roll-up to age 85 benefit base
                      and Highest Anniversary Value
                      benefit base will be adjusted to
                      if this value is less than the
                      current value of the respective
                      benefit bases.


                                     IX-5


 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the sixth month of the fifth ATP year. In the current ATP year, the number of completed months on the next valuation day is six. The minimum transfer point is 19%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(18%+20%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12
- 0).

When the ATP exit option is processed, the new GMIB benefit base is:

  New GMIB benefit base =  (1- 3%) X 100,000   _ 3,250
                           -------------------
                            1 - .19 + .021

Your GMIB benefit base is adjusted to the new GMIB benefit base ($113,477) as the new GMIB benefit base is less than both Guaranteed benefit bases.


Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the GMIB benefit base would be $133,477 ($113,477 + $20,000).


Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 10% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then process the new GMIB benefit base would be:

  New GMIB benefit base =  (1- 3%) X 120,000   _ 3,250
                           -------------------
                            1 - .19 + .021


Your GMIB benefit base is adjusted to $136,822.


                                     IX-6


 APPENDIX IX: FORMULA FOR ASSET TRANSFER PROGRAM FOR GUARANTEED MINIMUM INCOME
                                    BENEFIT

Appendix X: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.


-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)

                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)

                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $500

                         .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   After-tax money.

                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from the
                             Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.

                         .   For contracts with owner issue ages 76-80, your contributions to the Protected Benefit account are limited to one contract year.

                         .   You may make subsequent contributions to your Investment account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 71 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)

                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)

                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $50

                         .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.

                         .   Rollovers from another traditional individual retirement
                             arrangement.

                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

                         .   Regular IRA contributions.

                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from the
                             Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.

                         .   For contracts with owner issue ages 76-80, your contributions to the Protected Benefit account are limited to one contract year.

                         .   You may make subsequent contributions to your Investment account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 71 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         FOR ALL SERIES:

                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.

                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)

                         .   20-70 (FOR SERIES CP(R))

-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)

                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $50

                         .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Rollovers from another Roth IRA.

                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.

                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.

                         .   Direct custodian-to-custodian transfers from another Roth IRA.

                         .   Regular Roth IRA contributions.

                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from the
                             Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.

                         .   For contracts with owner issue ages 76-80, your contributions to the Protected Benefit account are limited to one contract year.

                         .   You may make subsequent contributions to your Investment account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 71 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         FOR ALL SERIES:

                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.

                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
 CONTRACT TYPE           ROTH IRA)
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70 (SERIES B, SERIES L, SERIES C & SERIES ADV)
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/
                         .   You may make subsequent contributions to the Protected Benefit account until the first contract date anniversary. However, once you make a withdrawal from the Protected Benefit account,
                             subsequent contributions to the Protected Benefit account will no longer be permitted.

                         .   You may make subsequent contributions to the Investment account until the first contract date anniversary.

                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)

                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT
                         .   $25,000 (FOR SERIES L)

                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF
PERMITTED)               .   $500
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Only transfer contributions from other investments within an existing qualified plan trust.

                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.

                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account and the Investment account until the annuitant's attained age 75, or if later, the first contract date anniversary.
                             However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 71 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.

                         FOR ALL SERIES:

                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.

                         .   We do not accept contributions directly from the employer.

                         .   Only one subsequent contribution can be made during a contract year.

                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
See Appendix III earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------


TABLE OF CONTENTS

                                                                PAGE

Who is AXA Equitable?                                        2

Unit Values                                                  2

Custodian and Independent Registered Public Accounting Firm  2

Distribution of the Contracts                                2

Financial Statements                                         2

Condensed Financial Information                              Appendix I


HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE
ACCOUNT NO. 70 dated May 1, 2013.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2013


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2013. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


            TABLE OF CONTENTS

            Who is AXA Equitable?                                 2

            Unit Values                                           2

            Custodian and Independent Registered Public
              Accounting Firm                                     2

            Distribution of the Contracts                         2

            Financial Statements                                  2

            Condensed Financial Information              Appendix I





             Copyright 2013 AXA Equitable Life Insurance Company.

 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.


                                                  Retirement Cornerstone Series
                                                                  12.0 and 13.0
                                                                        #416995

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of the Separate Account at December 31, 2012, and the consolidated financial statements of AXA Equitable at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $575,594,540 in 2012, $ 562,732,447 in 2011 and $399,625,078 in 2010, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $16,167,554, $15,092,209 and $10,963,063, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70 AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2012, 2011 and 2010. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $630,130,187 in 2012, $529,410,549 in 2011 and
$576,147,169 in 2010. Of these amounts, AXA Advisors retained $371,036,017, $268,084,019 and $364,376,758, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.


The financial statement of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2012.

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.


------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED
                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------
 7TWELVE BALANCED PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $10.47
------------------------------------------------------------------------------
   Number of units outstanding (000's)                               981
------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------
   Unit value                                                     $12.22
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                33
------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $11.78
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                71
------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $10.60
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                37
------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------
   Unit value                                                     $13.85
------------------------------------------------------------------------------
   Number of units outstanding (000's)                               115
------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------
   Unit value                                                     $11.81
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                87
------------------------------------------------------------------------------
 AXA AGGRESSIVE STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $10.48
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             7,019
------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.31
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             9,668
------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.16
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             6,767
------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $10.84
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             4,313
------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.60
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             8,473
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------
                                                  FOR THE YEAR ENDED
                                                  DECEMBER 31, 2012
--------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------
   Unit value                                          $ 11.39
--------------------------------------------------------------------
   Number of units outstanding (000's)                     519
--------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
--------------------------------------------------------------------
   Unit value                                          $ 11.46
--------------------------------------------------------------------
   Number of units outstanding (000's)                  17,471
--------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------
   Unit value                                          $ 11.61
--------------------------------------------------------------------
   Number of units outstanding (000's)                     321
--------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
--------------------------------------------------------------------
   Unit value                                          $ 10.09
--------------------------------------------------------------------
   Number of units outstanding (000's)                      --
--------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
--------------------------------------------------------------------
   Unit value                                          $ 11.33
--------------------------------------------------------------------
   Number of units outstanding (000's)                     463
--------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------
   Unit value                                          $ 13.35
--------------------------------------------------------------------
   Number of units outstanding (000's)                      62
--------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
--------------------------------------------------------------------
   Unit value                                          $ 10.12
--------------------------------------------------------------------
   Number of units outstanding (000's)                  12,667
--------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------
   Unit value                                          $ 15.86
--------------------------------------------------------------------
   Number of units outstanding (000's)                      89
--------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------
   Unit value                                          $ 13.41
--------------------------------------------------------------------
   Number of units outstanding (000's)                      13
--------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------
   Unit value                                          $ 12.38
--------------------------------------------------------------------
   Number of units outstanding (000's)                     361
--------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------
   Unit value                                          $ 13.31
--------------------------------------------------------------------
   Number of units outstanding (000's)                     126
--------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------
   Unit value                                          $ 14.23
--------------------------------------------------------------------
   Number of units outstanding (000's)                      19
--------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------
   Unit value                                          $ 13.43
--------------------------------------------------------------------
   Number of units outstanding (000's)                      40
--------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------
   Unit value                                  $10.90
-----------------------------------------------------------
   Number of units outstanding (000's)            187
-----------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------
   Unit value                                  $11.84
-----------------------------------------------------------
   Number of units outstanding (000's)             75
-----------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------
   Unit value                                  $13.27
-----------------------------------------------------------
   Number of units outstanding (000's)            287
-----------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-----------------------------------------------------------
   Unit value                                  $12.32
-----------------------------------------------------------
   Number of units outstanding (000's)             27
-----------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------
   Unit value                                  $11.96
-----------------------------------------------------------
   Number of units outstanding (000's)             14
-----------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------
   Unit value                                  $11.51
-----------------------------------------------------------
   Number of units outstanding (000's)             26
-----------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------
   Unit value                                  $15.43
-----------------------------------------------------------
   Number of units outstanding (000's)            476
-----------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-----------------------------------------------------------
   Unit value                                  $10.96
-----------------------------------------------------------
   Number of units outstanding (000's)             56
-----------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------------------------------------
   Unit value                                  $11.23
-----------------------------------------------------------
   Number of units outstanding (000's)             27
-----------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------
   Unit value                                  $10.54
-----------------------------------------------------------
   Number of units outstanding (000's)            104
-----------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------
   Unit value                                  $10.27
-----------------------------------------------------------
   Number of units outstanding (000's)             21
-----------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------
   Unit value                                  $10.38
-----------------------------------------------------------
   Number of units outstanding (000's)             40
-----------------------------------------------------------
 EQ/INTERNATIONAL ETF
-----------------------------------------------------------
   Unit value                                  $10.63
-----------------------------------------------------------
   Number of units outstanding (000's)             29
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $10.02
-----------------------------------------------------------
   Number of units outstanding (000's)             10
-----------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------
   Unit value                                  $12.25
-----------------------------------------------------------
   Number of units outstanding (000's)             43
-----------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------
   Unit value                                  $13.67
-----------------------------------------------------------
   Number of units outstanding (000's)             77
-----------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------
   Unit value                                  $12.43
-----------------------------------------------------------
   Number of units outstanding (000's)              6
-----------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------
   Unit value                                  $13.18
-----------------------------------------------------------
   Number of units outstanding (000's)             49
-----------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $12.26
-----------------------------------------------------------
   Number of units outstanding (000's)             11
-----------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------
   Unit value                                  $12.09
-----------------------------------------------------------
   Number of units outstanding (000's)            100
-----------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------
   Unit value                                  $14.59
-----------------------------------------------------------
   Number of units outstanding (000's)             90
-----------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $13.35
-----------------------------------------------------------
   Number of units outstanding (000's)              6
-----------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------
   Unit value                                  $ 9.61
-----------------------------------------------------------
   Number of units outstanding (000's)            371
-----------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------
   Unit value                                  $12.45
-----------------------------------------------------------
   Number of units outstanding (000's)             52
-----------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------
   Unit value                                  $13.10
-----------------------------------------------------------
   Number of units outstanding (000's)            166
-----------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------
   Unit value                                  $12.09
-----------------------------------------------------------
   Number of units outstanding (000's)              1
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED
                                                      DECEMBER 31, 2012
------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------
   Unit value                                               $12.47
------------------------------------------------------------------------
   Number of units outstanding (000's)                          66
------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------
   Unit value                                               $ 9.86
------------------------------------------------------------------------
   Number of units outstanding (000's)                         144
------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------
   Unit value                                               $14.52
------------------------------------------------------------------------
   Number of units outstanding (000's)                          61
------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------
   Unit value                                               $13.57
------------------------------------------------------------------------
   Number of units outstanding (000's)                         261
------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------
   Unit value                                               $11.62
------------------------------------------------------------------------
   Number of units outstanding (000's)                          31
------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------
   Unit value                                               $13.20
------------------------------------------------------------------------
   Number of units outstanding (000's)                          19
------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------
   Unit value                                               $10.31
------------------------------------------------------------------------
   Number of units outstanding (000's)                         448
------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------
   Unit value                                               $13.17
------------------------------------------------------------------------
   Number of units outstanding (000's)                         363
------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------
   Unit value                                               $12.84
------------------------------------------------------------------------
   Number of units outstanding (000's)                         130
------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------
   Unit value                                               $12.23
------------------------------------------------------------------------
   Number of units outstanding (000's)                         258
------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
------------------------------------------------------------------------
   Unit value                                               $10.35
------------------------------------------------------------------------
   Number of units outstanding (000's)                          47
------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
------------------------------------------------------------------------
   Unit value                                               $12.22
------------------------------------------------------------------------
   Number of units outstanding (000's)                         115
------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
------------------------------------------------------------------------
   Unit value                                               $12.52
------------------------------------------------------------------------
   Number of units outstanding (000's)                         208
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                                         DECEMBER 31, 2012
---------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
---------------------------------------------------------------------------
   Unit value                                                  $11.75
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             21
---------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------
   Unit value                                                  $13.87
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             75
---------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
---------------------------------------------------------------------------
   Unit value                                                  $12.26
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             37
---------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------
   Unit value                                                  $13.74
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            258
---------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------
   Unit value                                                  $11.19
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            146
---------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------
   Unit value                                                  $11.90
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            176
---------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------
   Unit value                                                  $11.76
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             47
---------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------
   Unit value                                                  $14.80
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             29
---------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
---------------------------------------------------------------------------
   Unit value                                                  $10.60
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            199
---------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
---------------------------------------------------------------------------
   Unit value                                                  $12.25
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             46
---------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------
   Unit value                                                  $11.16
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             95
---------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
---------------------------------------------------------------------------
   Unit value                                                  $ 9.32
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             85
---------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------
   Unit value                                                  $14.20
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            377
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED
                                                       DECEMBER 31, 2012
-------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                                $14.89
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          150
-------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------
   Unit value                                                $13.87
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          145
-------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                                $12.31
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           57
-------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $12.05
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          494
-------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $11.17
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           54
-------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $ 9.89
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           60
-------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $ 9.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           23
-------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $12.01
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          313
-------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
-------------------------------------------------------------------------
   Unit value                                                $13.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           22
-------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------
   Unit value                                                $12.75
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           15
-------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $13.69
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           56
-------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------
   Unit value                                                $13.86
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          109
-------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                                                $12.30
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            4
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED
                                                       DECEMBER 31, 2012
-------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------
   Unit value                                                $13.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            9
-------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $14.16
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            6
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                                $15.01
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            8
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $15.94
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            4
-------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $12.93
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            5
-------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $11.83
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           51
-------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $12.27
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          144
-------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $13.55
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          123
-------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $12.56
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          685
-------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $11.75
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          993
-------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
-------------------------------------------------------------------------
   Unit value                                                $15.29
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           39
-------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
-------------------------------------------------------------------------
   Unit value                                                $16.89
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          126
-------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $11.09
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           30
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
-----------------------------------------------------------
   Unit value                                  $11.10
-----------------------------------------------------------
   Number of units outstanding (000's)             30
-----------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
-----------------------------------------------------------
   Unit value                                  $12.62
-----------------------------------------------------------
   Number of units outstanding (000's)            615
-----------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
-----------------------------------------------------------
   Unit value                                  $11.30
-----------------------------------------------------------
   Number of units outstanding (000's)             14
-----------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------
   Unit value                                  $10.95
-----------------------------------------------------------
   Number of units outstanding (000's)            372
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.




------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED
                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------
 7TWELVE BALANCED PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $10.46
------------------------------------------------------------------------------
   Number of units outstanding (000's)                               131
------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------
   Unit value                                                     $12.12
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 3
------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $11.69
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                22
------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $10.52
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 5
------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------
   Unit value                                                     $13.74
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                13
------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------
   Unit value                                                     $11.72
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 6
------------------------------------------------------------------------------
 AXA AGGRESSIVE STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $10.46
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,613
------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.22
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,388
------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.07
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,216
------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $10.75
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,120
------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.51
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,372
------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------
   Unit value                                                     $11.30
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                70
------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.37
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             3,605
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------
                                                  FOR THE YEAR ENDED
                                                  DECEMBER 31, 2012
--------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------
   Unit value                                           $11.52
--------------------------------------------------------------------
   Number of units outstanding (000's)                      14
--------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
--------------------------------------------------------------------
   Unit value                                           $10.06
--------------------------------------------------------------------
   Number of units outstanding (000's)                      --
--------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
--------------------------------------------------------------------
   Unit value                                           $11.24
--------------------------------------------------------------------
   Number of units outstanding (000's)                      25
--------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------
   Unit value                                           $13.25
--------------------------------------------------------------------
   Number of units outstanding (000's)                       8
--------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
--------------------------------------------------------------------
   Unit value                                           $10.07
--------------------------------------------------------------------
   Number of units outstanding (000's)                   2,299
--------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------
   Unit value                                           $15.74
--------------------------------------------------------------------
   Number of units outstanding (000's)                      19
--------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------
   Unit value                                           $13.30
--------------------------------------------------------------------
   Number of units outstanding (000's)                       1
--------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------
   Unit value                                           $12.28
--------------------------------------------------------------------
   Number of units outstanding (000's)                      24
--------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------
   Unit value                                           $13.20
--------------------------------------------------------------------
   Number of units outstanding (000's)                      32
--------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------
   Unit value                                           $14.12
--------------------------------------------------------------------
   Number of units outstanding (000's)                      --
--------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------
   Unit value                                           $13.33
--------------------------------------------------------------------
   Number of units outstanding (000's)                      18
--------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------
   Unit value                                           $10.82
--------------------------------------------------------------------
   Number of units outstanding (000's)                      23
--------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------
   Unit value                                           $11.75
--------------------------------------------------------------------
   Number of units outstanding (000's)                       7
--------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------
   Unit value                                  $13.16
-----------------------------------------------------------
   Number of units outstanding (000's)             50
-----------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-----------------------------------------------------------
   Unit value                                  $12.22
-----------------------------------------------------------
   Number of units outstanding (000's)              4
-----------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------
   Unit value                                  $11.87
-----------------------------------------------------------
   Number of units outstanding (000's)              2
-----------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------
   Unit value                                  $11.42
-----------------------------------------------------------
   Number of units outstanding (000's)              6
-----------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------
   Unit value                                  $15.31
-----------------------------------------------------------
   Number of units outstanding (000's)             87
-----------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-----------------------------------------------------------
   Unit value                                  $10.87
-----------------------------------------------------------
   Number of units outstanding (000's)              4
-----------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------------------------------------
   Unit value                                  $11.14
-----------------------------------------------------------
   Number of units outstanding (000's)              3
-----------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------
   Unit value                                  $10.46
-----------------------------------------------------------
   Number of units outstanding (000's)              3
-----------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------
   Unit value                                  $10.19
-----------------------------------------------------------
   Number of units outstanding (000's)             --
-----------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------
   Unit value                                  $10.30
-----------------------------------------------------------
   Number of units outstanding (000's)             10
-----------------------------------------------------------
 EQ/INTERNATIONAL ETF
-----------------------------------------------------------
   Unit value                                  $10.55
-----------------------------------------------------------
   Number of units outstanding (000's)              3
-----------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $ 9.94
-----------------------------------------------------------
   Number of units outstanding (000's)             --
-----------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------
   Unit value                                  $12.15
-----------------------------------------------------------
   Number of units outstanding (000's)              3
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------
   Unit value                                  $13.56
-----------------------------------------------------------
   Number of units outstanding (000's)              7
-----------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------
   Unit value                                  $12.33
-----------------------------------------------------------
   Number of units outstanding (000's)              2
-----------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------
   Unit value                                  $13.08
-----------------------------------------------------------
   Number of units outstanding (000's)              2
-----------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $12.16
-----------------------------------------------------------
   Number of units outstanding (000's)             --
-----------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------
   Unit value                                  $11.99
-----------------------------------------------------------
   Number of units outstanding (000's)             16
-----------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------
   Unit value                                  $14.47
-----------------------------------------------------------
   Number of units outstanding (000's)              5
-----------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $13.24
-----------------------------------------------------------
   Number of units outstanding (000's)              4
-----------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------
   Unit value                                  $ 9.53
-----------------------------------------------------------
   Number of units outstanding (000's)          1,674
-----------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------
   Unit value                                  $12.35
-----------------------------------------------------------
   Number of units outstanding (000's)              8
-----------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------
   Unit value                                  $13.00
-----------------------------------------------------------
   Number of units outstanding (000's)             46
-----------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------
   Unit value                                  $11.99
-----------------------------------------------------------
   Number of units outstanding (000's)             --
-----------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------
   Unit value                                  $12.37
-----------------------------------------------------------
   Number of units outstanding (000's)              4
-----------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------
   Unit value                                  $ 9.78
-----------------------------------------------------------
   Number of units outstanding (000's)             22
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                                         DECEMBER 31, 2012
---------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------
   Unit value                                                  $14.40
---------------------------------------------------------------------------
   Number of units outstanding (000's)                              4
---------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------
   Unit value                                                  $13.47
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             42
---------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------
   Unit value                                                  $11.52
---------------------------------------------------------------------------
   Number of units outstanding (000's)                              7
---------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------
   Unit value                                                  $13.09
---------------------------------------------------------------------------
   Number of units outstanding (000's)                              1
---------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------
   Unit value                                                  $10.26
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             91
---------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------
   Unit value                                                  $13.06
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             24
---------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------
   Unit value                                                  $12.74
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             13
---------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------
   Unit value                                                  $12.13
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             47
---------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
---------------------------------------------------------------------------
   Unit value                                                  $10.33
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
---------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
---------------------------------------------------------------------------
   Unit value                                                  $12.12
---------------------------------------------------------------------------
   Number of units outstanding (000's)                              4
---------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
---------------------------------------------------------------------------
   Unit value                                                  $12.42
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             26
---------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
---------------------------------------------------------------------------
   Unit value                                                  $11.66
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             --
---------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------
   Unit value                                                  $13.76
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             17
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------
                                          FOR THE YEAR ENDED
                                          DECEMBER 31, 2012
------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------
   Unit value                                   $10.81
------------------------------------------------------------
   Number of units outstanding (000's)               3
------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------
   Unit value                                   $13.63
------------------------------------------------------------
   Number of units outstanding (000's)              40
------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------
   Unit value                                   $11.13
------------------------------------------------------------
   Number of units outstanding (000's)              23
------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------
   Unit value                                   $11.81
------------------------------------------------------------
   Number of units outstanding (000's)              17
------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------
   Unit value                                   $11.66
------------------------------------------------------------
   Number of units outstanding (000's)               1
------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------
   Unit value                                   $14.68
------------------------------------------------------------
   Number of units outstanding (000's)               2
------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
------------------------------------------------------------
   Unit value                                   $10.55
------------------------------------------------------------
   Number of units outstanding (000's)              10
------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------------------------------
   Unit value                                   $12.16
------------------------------------------------------------
   Number of units outstanding (000's)               5
------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------
   Unit value                                   $11.07
------------------------------------------------------------
   Number of units outstanding (000's)              13
------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
------------------------------------------------------------
   Unit value                                   $ 9.25
------------------------------------------------------------
   Number of units outstanding (000's)               7
------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------
   Unit value                                   $14.09
------------------------------------------------------------
   Number of units outstanding (000's)              55
------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------
   Unit value                                   $14.78
------------------------------------------------------------
   Number of units outstanding (000's)              13
------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------------------------------
   Unit value                                   $13.76
------------------------------------------------------------
   Number of units outstanding (000's)              31
------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED
                                                       DECEMBER 31, 2012
-------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                                $12.21
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            7
-------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $11.96
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           76
-------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $11.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           22
-------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $ 9.84
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            4
-------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $ 9.32
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            3
-------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $11.92
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           52
-------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
-------------------------------------------------------------------------
   Unit value                                                $13.08
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            3
-------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------
   Unit value                                                $12.65
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            2
-------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $13.59
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            4
-------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------
   Unit value                                                $13.75
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           15
-------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                                                $53.41
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
-------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------
   Unit value                                                $12.15
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            3
-------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $12.73
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            5
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED
                                                       DECEMBER 31, 2012
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                                $11.90
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $14.43
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            2
-------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $16.47
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
-------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $11.74
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
-------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $12.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           12
-------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $13.44
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           23
-------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $12.46
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           77
-------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $11.66
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          187
-------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
-------------------------------------------------------------------------
   Unit value                                                $15.17
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           17
-------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
-------------------------------------------------------------------------
   Unit value                                                $16.75
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           23
-------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $11.00
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            8
-------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $11.01
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            1
-------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $12.52
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           89
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
-----------------------------------------------------------
   Unit value                                  $11.21
-----------------------------------------------------------
   Number of units outstanding (000's)             --
-----------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------
   Unit value                                  $10.86
-----------------------------------------------------------
   Number of units outstanding (000's)             35
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.




------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED
                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------
 7TWELVE BALANCED PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $10.45
------------------------------------------------------------------------------
   Number of units outstanding (000's)                               561
------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------
   Unit value                                                     $12.09
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                43
------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $11.65
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                22
------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------
   Unit value                                                     $10.49
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                12
------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------
   Unit value                                                     $13.70
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                55
------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------
   Unit value                                                     $11.68
------------------------------------------------------------------------------
   Number of units outstanding (000's)                               101
------------------------------------------------------------------------------
 AXA AGGRESSIVE STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $10.45
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             3,156
------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             4,080
------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.03
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             2,075
------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $10.72
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,463
------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.47
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             4,077
------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------
   Unit value                                                     $11.26
------------------------------------------------------------------------------
   Number of units outstanding (000's)                                56
------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                                                     $11.34
------------------------------------------------------------------------------
   Number of units outstanding (000's)                             5,952
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------
                                                  FOR THE YEAR ENDED
                                                  DECEMBER 31, 2012
--------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------
   Unit value                                           $11.49
--------------------------------------------------------------------
   Number of units outstanding (000's)                      62
--------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
--------------------------------------------------------------------
   Unit value                                           $10.04
--------------------------------------------------------------------
   Number of units outstanding (000's)                      --
--------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
--------------------------------------------------------------------
   Unit value                                           $11.21
--------------------------------------------------------------------
   Number of units outstanding (000's)                     174
--------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------
   Unit value                                           $13.20
--------------------------------------------------------------------
   Number of units outstanding (000's)                      18
--------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
--------------------------------------------------------------------
   Unit value                                           $10.05
--------------------------------------------------------------------
   Number of units outstanding (000's)                   6,458
--------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------
   Unit value                                           $15.69
--------------------------------------------------------------------
   Number of units outstanding (000's)                      38
--------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------
   Unit value                                           $13.26
--------------------------------------------------------------------
   Number of units outstanding (000's)                      12
--------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------
   Unit value                                           $12.24
--------------------------------------------------------------------
   Number of units outstanding (000's)                     181
--------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------
   Unit value                                           $13.16
--------------------------------------------------------------------
   Number of units outstanding (000's)                      71
--------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------
   Unit value                                           $14.07
--------------------------------------------------------------------
   Number of units outstanding (000's)                      14
--------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------
   Unit value                                           $13.28
--------------------------------------------------------------------
   Number of units outstanding (000's)                       8
--------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------
   Unit value                                           $10.78
--------------------------------------------------------------------
   Number of units outstanding (000's)                      46
--------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------
   Unit value                                           $11.71
--------------------------------------------------------------------
   Number of units outstanding (000's)                      37
--------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------
   Unit value                                  $13.12
-----------------------------------------------------------
   Number of units outstanding (000's)            103
-----------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-----------------------------------------------------------
   Unit value                                  $12.18
-----------------------------------------------------------
   Number of units outstanding (000's)             --
-----------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------
   Unit value                                  $11.83
-----------------------------------------------------------
   Number of units outstanding (000's)             14
-----------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------
   Unit value                                  $11.38
-----------------------------------------------------------
   Number of units outstanding (000's)             22
-----------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------
   Unit value                                  $15.26
-----------------------------------------------------------
   Number of units outstanding (000's)            201
-----------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-----------------------------------------------------------
   Unit value                                  $10.84
-----------------------------------------------------------
   Number of units outstanding (000's)             15
-----------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------------------------------------
   Unit value                                  $11.10
-----------------------------------------------------------
   Number of units outstanding (000's)             22
-----------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------
   Unit value                                  $10.42
-----------------------------------------------------------
   Number of units outstanding (000's)             50
-----------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------
   Unit value                                  $10.15
-----------------------------------------------------------
   Number of units outstanding (000's)             11
-----------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------
   Unit value                                  $10.26
-----------------------------------------------------------
   Number of units outstanding (000's)             21
-----------------------------------------------------------
 EQ/INTERNATIONAL ETF
-----------------------------------------------------------
   Unit value                                  $10.52
-----------------------------------------------------------
   Number of units outstanding (000's)             18
-----------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $ 9.91
-----------------------------------------------------------
   Number of units outstanding (000's)              1
-----------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------
   Unit value                                  $12.12
-----------------------------------------------------------
   Number of units outstanding (000's)              9
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------
   Unit value                                  $13.52
-----------------------------------------------------------
   Number of units outstanding (000's)             42
-----------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------
   Unit value                                  $12.29
-----------------------------------------------------------
   Number of units outstanding (000's)              3
-----------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------
   Unit value                                  $13.04
-----------------------------------------------------------
   Number of units outstanding (000's)             13
-----------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $12.12
-----------------------------------------------------------
   Number of units outstanding (000's)              4
-----------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------
   Unit value                                  $11.95
-----------------------------------------------------------
   Number of units outstanding (000's)             44
-----------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------
   Unit value                                  $14.43
-----------------------------------------------------------
   Number of units outstanding (000's)             52
-----------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------
   Unit value                                  $13.20
-----------------------------------------------------------
   Number of units outstanding (000's)              4
-----------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------
   Unit value                                  $ 9.50
-----------------------------------------------------------
   Number of units outstanding (000's)            123
-----------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------
   Unit value                                  $12.31
-----------------------------------------------------------
   Number of units outstanding (000's)             21
-----------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------
   Unit value                                  $12.96
-----------------------------------------------------------
   Number of units outstanding (000's)             59
-----------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------
   Unit value                                  $11.95
-----------------------------------------------------------
   Number of units outstanding (000's)              2
-----------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------
   Unit value                                  $12.33
-----------------------------------------------------------
   Number of units outstanding (000's)             26
-----------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------
   Unit value                                  $ 9.75
-----------------------------------------------------------
   Number of units outstanding (000's)             54
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED
                                                         DECEMBER 31, 2012
---------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------
   Unit value                                                  $14.36
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             42
---------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------
   Unit value                                                  $13.42
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            109
---------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------
   Unit value                                                  $11.49
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             11
---------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------
   Unit value                                                  $13.05
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             15
---------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------
   Unit value                                                  $10.24
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            229
---------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------
   Unit value                                                  $13.02
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            204
---------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------
   Unit value                                                  $12.70
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             60
---------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------
   Unit value                                                  $12.09
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            166
---------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
---------------------------------------------------------------------------
   Unit value                                                  $10.32
---------------------------------------------------------------------------
   Number of units outstanding (000's)                              7
---------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
---------------------------------------------------------------------------
   Unit value                                                  $12.09
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             70
---------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
---------------------------------------------------------------------------
   Unit value                                                  $12.38
---------------------------------------------------------------------------
   Number of units outstanding (000's)                            117
---------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
---------------------------------------------------------------------------
   Unit value                                                  $11.62
---------------------------------------------------------------------------
   Number of units outstanding (000's)                              6
---------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------
   Unit value                                                  $13.72
---------------------------------------------------------------------------
   Number of units outstanding (000's)                             38
---------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------
                                          FOR THE YEAR ENDED
                                          DECEMBER 31, 2012
------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------
   Unit value                                   $10.80
------------------------------------------------------------
   Number of units outstanding (000's)              39
------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------
   Unit value                                   $13.59
------------------------------------------------------------
   Number of units outstanding (000's)             108
------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------
   Unit value                                   $11.11
------------------------------------------------------------
   Number of units outstanding (000's)              77
------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------
   Unit value                                   $11.77
------------------------------------------------------------
   Number of units outstanding (000's)              62
------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------
   Unit value                                   $11.63
------------------------------------------------------------
   Number of units outstanding (000's)              10
------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------
   Unit value                                   $14.64
------------------------------------------------------------
   Number of units outstanding (000's)               4
------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
------------------------------------------------------------
   Unit value                                   $10.53
------------------------------------------------------------
   Number of units outstanding (000's)             211
------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------------------------------
   Unit value                                   $12.12
------------------------------------------------------------
   Number of units outstanding (000's)              28
------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------
   Unit value                                   $11.03
------------------------------------------------------------
   Number of units outstanding (000's)              36
------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
------------------------------------------------------------
   Unit value                                   $ 9.22
------------------------------------------------------------
   Number of units outstanding (000's)              32
------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------
   Unit value                                   $14.04
------------------------------------------------------------
   Number of units outstanding (000's)             174
------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------
   Unit value                                   $14.73
------------------------------------------------------------
   Number of units outstanding (000's)              53
------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------------------------------
   Unit value                                   $13.71
------------------------------------------------------------
   Number of units outstanding (000's)              55
------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED
                                                       DECEMBER 31, 2012
-------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                                $12.17
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           35
-------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $11.92
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          246
-------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $11.10
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           43
-------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $ 9.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           18
-------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
-------------------------------------------------------------------------
   Unit value                                                $ 9.30
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            2
-------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $11.88
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          135
-------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
-------------------------------------------------------------------------
   Unit value                                                $13.04
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            8
-------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------
   Unit value                                                $12.61
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            4
-------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $13.54
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           24
-------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------
   Unit value                                                $13.71
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           59
-------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                                                $12.01
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            4
-------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------
   Unit value                                                $13.13
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            2
-------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $13.71
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            6
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED
                                                       DECEMBER 31, 2012
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                                $14.53
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           10
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $15.44
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            3
-------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------
   Unit value                                                $12.55
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            3
-------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $11.70
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           22
-------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $12.14
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           88
-------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $13.40
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           89
-------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $12.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          416
-------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                                $11.62
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          694
-------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
-------------------------------------------------------------------------
   Unit value                                                $15.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           20
-------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
-------------------------------------------------------------------------
   Unit value                                                $16.70
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           49
-------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $10.96
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           23
-------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $10.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           13
-------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------------------------------------------
   Unit value                                                $12.48
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          379
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------
                                         FOR THE YEAR ENDED
                                         DECEMBER 31, 2012
-----------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
-----------------------------------------------------------
   Unit value                                  $11.18
-----------------------------------------------------------
   Number of units outstanding (000's)              3
-----------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------
   Unit value                                  $10.83
-----------------------------------------------------------
   Number of units outstanding (000's)             92
-----------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2012............  F-3
   Statements of Operations for the Period Ended December 31, 2012.... F-30
   Statements of Changes in Net Assets for the Period Ended
     December 31, 2012................................................ F-48
   Notes to Financial Statements...................................... F-66

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2012 and 2011.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2012, 2011 and 2010................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2012,
     2011 and 2010...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2012, 2011 and 2010................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8


                                   F-1  413207

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 70 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                        7TWELVE                  ALLIANCEBERNSTEIN VPS ALLIANCEBERNSTEIN VPS
                                                       BALANCED     ALL ASSET       BALANCED WEALTH    INTERNATIONAL GROWTH
                                                       PORTFOLIO  GROWTH-ALT 20* STRATEGY PORTFOLIO**       PORTFOLIO**
                                                      ----------- -------------- --------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value... $18,028,333    $975,820         $1,407,455             $569,727
Receivable for The Trusts shares sold................          --         120                164                   --
Receivable for policy-related transactions...........      60,546          --                 --                8,715
                                                      -----------    --------         ----------             --------
   Total assets......................................  18,088,879     975,940          1,407,619              578,442
                                                      -----------    --------         ----------             --------

LIABILITIES:
Payable for The Trusts shares purchased..............      60,546          --                 --                8,715
Payable for policy-related transactions..............          --         120                164                   --
                                                      -----------    --------         ----------             --------
   Total liabilities.................................      60,546         120                164                8,715
                                                      -----------    --------         ----------             --------
NET ASSETS........................................... $18,028,333    $975,820         $1,407,455             $569,727
                                                      ===========    ========         ==========             ========

NET ASSETS:
Accumulation Unit Value.............................. $18,028,198    $975,759         $1,407,108             $569,649
Retained by AXA Equitable in Separate Account No. 70.         135          61                347                   78
                                                      -----------    --------         ----------             --------
TOTAL NET ASSETS..................................... $18,028,333    $975,820         $1,407,455             $569,727
                                                      ===========    ========         ==========             ========

Investments in shares of The Trusts, at cost......... $17,585,516    $962,992         $1,355,813             $537,597
The Trusts shares held
   Class A...........................................          --      52,972                 --                   --
   Class B...........................................          --          --            117,190               33,592
   Class II..........................................          --          --                 --                   --
   Common Shares.....................................   1,705,613          --                 --                   --

                                                      AMERICAN CENTURY
                                                         VP MID CAP    AXA AGGRESSIVE
                                                         VALUE FUND     ALLOCATION*
                                                      ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $2,553,645      $2,280,492
Receivable for The Trusts shares sold................            --              --
Receivable for policy-related transactions...........        15,399          26,774
                                                         ----------      ----------
   Total assets......................................     2,569,044       2,307,266
                                                         ----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............        15,399          26,680
Payable for policy-related transactions..............            --              --
                                                         ----------      ----------
   Total liabilities.................................        15,399          26,680
                                                         ----------      ----------
NET ASSETS...........................................    $2,553,645      $2,280,586
                                                         ==========      ==========

NET ASSETS:
Accumulation Unit Value..............................    $2,553,645      $2,280,586
Retained by AXA Equitable in Separate Account No. 70.            --              --
                                                         ----------      ----------
TOTAL NET ASSETS.....................................    $2,553,645      $2,280,586
                                                         ==========      ==========

Investments in shares of The Trusts, at cost.........    $2,454,192      $2,278,831
The Trusts shares held
   Class A...........................................            --         229,386
   Class B...........................................            --              --
   Class II..........................................       175,027              --
   Common Shares.....................................            --              --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE  AXA GROWTH
                                                        STRATEGY*     STRATEGY*   GROWTH STRATEGY*    STRATEGY*      STRATEGY*
                                                      -------------- ------------ ---------------- ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $123,917,258  $171,809,603   $114,080,923     $75,438,899    $162,472,374
Receivable for policy-related transactions...........     1,211,485     1,549,332      1,299,417         757,051       1,537,786
                                                       ------------  ------------   ------------     -----------    ------------
   Total assets......................................   125,128,743   173,358,935    115,380,340      76,195,950     164,010,160
                                                       ------------  ------------   ------------     -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............     1,211,485     1,549,332      1,299,417         757,051       1,537,786
                                                       ------------  ------------   ------------     -----------    ------------
   Total liabilities.................................     1,211,485     1,549,332      1,299,417         757,051       1,537,786
                                                       ------------  ------------   ------------     -----------    ------------
NET ASSETS...........................................  $123,917,258  $171,809,603   $114,080,923     $75,438,899    $162,472,374
                                                       ============  ============   ============     ===========    ============

NET ASSETS:
Accumulation Unit Value..............................  $123,880,153  $171,809,029   $114,078,110     $75,437,328    $162,470,967
Retained by AXA Equitable in Separate Account No. 70.        37,105           574          2,813           1,571           1,407
                                                       ------------  ------------   ------------     -----------    ------------
TOTAL NET ASSETS.....................................  $123,917,258  $171,809,603   $114,080,923     $75,438,899    $162,472,374
                                                       ============  ============   ============     ===========    ============

Investments in shares of The Trusts, at cost.........  $121,595,762  $170,084,654   $113,234,050     $75,409,421    $159,796,507
The Trusts shares held
   Class A...........................................            --            --             --              --              --
   Class B...........................................    11,916,960    13,679,672      9,326,177       6,621,087      12,111,401

                                                      AXA MODERATE
                                                      ALLOCATION*
                                                      ------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $7,625,864
Receivable for policy-related transactions...........     169,851
                                                       ----------
   Total assets......................................   7,795,715
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............     169,851
                                                       ----------
   Total liabilities.................................     169,851
                                                       ----------
NET ASSETS...........................................  $7,625,864
                                                       ==========

NET ASSETS:
Accumulation Unit Value..............................  $7,625,549
Retained by AXA Equitable in Separate Account No. 70.         315
                                                       ----------
TOTAL NET ASSETS.....................................  $7,625,864
                                                       ==========

Investments in shares of The Trusts, at cost.........  $7,530,259
The Trusts shares held
   Class A...........................................     567,054
   Class B...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                         BLACKROCK
                                                                                          AXA ULTRA       GLOBAL
                                                        AXA MODERATE   AXA MODERATE-PLUS CONSERVATIVE ALLOCATION V.I.
                                                      GROWTH STRATEGY*    ALLOCATION*     STRATEGY*        FUND
                                                      ---------------- ----------------- ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $312,068,523      $4,611,005        $1,625      $7,677,564
Receivable for policy-related transactions...........      2,139,167          77,112            --         108,492
                                                        ------------      ----------        ------      ----------
   Total assets......................................    314,207,690       4,688,117         1,625       7,786,056
                                                        ------------      ----------        ------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............      2,139,167          77,112            --         108,278
                                                        ------------      ----------        ------      ----------
   Total liabilities.................................      2,139,167          77,112            --         108,278
                                                        ------------      ----------        ------      ----------
NET ASSETS...........................................   $312,068,523      $4,611,005        $1,625      $7,677,778
                                                        ============      ==========        ======      ==========

NET ASSETS:
Accumulation Unit Value..............................   $312,065,550      $4,610,575        $1,525      $7,677,778
Retained by AXA Equitable in Separate Account No. 70.          2,973             430           100              --
                                                        ------------      ----------        ------      ----------
TOTAL NET ASSETS.....................................   $312,068,523      $4,611,005        $1,625      $7,677,778
                                                        ============      ==========        ======      ==========

Investments in shares of The Trusts, at cost.........   $307,363,696      $4,534,532        $1,629      $7,575,423
The Trusts shares held
   Class A...........................................             --         448,889            --              --
   Class B...........................................     23,539,124              --           162              --
   Class III.........................................             --              --            --         535,395

                                                      BLACKROCK LARGE EQ/ALLIANCEBERNSTEIN
                                                      CAP GROWTH V.I.    DYNAMIC WEALTH
                                                           FUND           STRATEGIES*
                                                      --------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $1,176,389        $219,098,497
Receivable for policy-related transactions...........       28,772           1,729,596
                                                        ----------        ------------
   Total assets......................................    1,205,161         220,828,093
                                                        ----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............       26,156           1,733,033
                                                        ----------        ------------
   Total liabilities.................................       26,156           1,733,033
                                                        ----------        ------------
NET ASSETS...........................................   $1,179,005        $219,095,060
                                                        ==========        ============

NET ASSETS:
Accumulation Unit Value..............................   $1,179,005        $219,066,630
Retained by AXA Equitable in Separate Account No. 70.           --              28,430
                                                        ----------        ------------
TOTAL NET ASSETS.....................................   $1,179,005        $219,095,060
                                                        ==========        ============

Investments in shares of The Trusts, at cost.........   $1,266,614        $215,063,604
The Trusts shares held
   Class A...........................................           --                  --
   Class B...........................................           --          21,320,286
   Class III.........................................      102,384                  --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON
                                                      EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE BASIC VALUE  ADVISORS EQUITY
                                                       SMALL CAP GROWTH*        CORE*        EQUITY*        INCOME*
                                                      -------------------- --------------- ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...      $2,377,187         $361,713      $7,070,602    $3,057,324
Receivable for policy-related transactions...........          34,161            3,481         199,191        24,846
                                                           ----------         --------      ----------    ----------
   Total assets......................................       2,411,348          365,194       7,269,793     3,082,170
                                                           ----------         --------      ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased..............          34,161            3,481         199,191        24,826
                                                           ----------         --------      ----------    ----------
   Total liabilities.................................          34,161            3,481         199,191        24,826
                                                           ----------         --------      ----------    ----------
NET ASSETS...........................................      $2,377,187         $361,713      $7,070,602    $3,057,344
                                                           ==========         ========      ==========    ==========

NET ASSETS:
Accumulation Unit Value..............................      $2,377,179         $361,626      $7,070,181    $3,057,344
Retained by AXA Equitable in Separate Account No. 70.               8               87             421            --
                                                           ----------         --------      ----------    ----------
TOTAL NET ASSETS.....................................      $2,377,187         $361,713      $7,070,602    $3,057,344
                                                           ==========         ========      ==========    ==========

Investments in shares of The Trusts, at cost.........      $2,417,467         $342,510      $6,888,748    $3,038,314
The Trusts shares held
   Class A...........................................         139,346           33,801         484,214       521,834

                                                      EQ/CAPITAL
                                                       GUARDIAN  EQ/COMMON STOCK
                                                      RESEARCH*      INDEX*
                                                      ---------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $472,255     $889,843
Receivable for policy-related transactions...........     3,382       12,493
                                                       --------     --------
   Total assets......................................   475,637      902,336
                                                       --------     --------

LIABILITIES:
Payable for The Trusts shares purchased..............     3,382       12,493
                                                       --------     --------
   Total liabilities.................................     3,382       12,493
                                                       --------     --------
NET ASSETS...........................................  $472,255     $889,843
                                                       ========     ========

NET ASSETS:
Accumulation Unit Value..............................  $472,173     $889,777
Retained by AXA Equitable in Separate Account No. 70.        82           66
                                                       --------     --------
TOTAL NET ASSETS.....................................  $472,255     $889,843
                                                       ========     ========

Investments in shares of The Trusts, at cost.........  $459,440     $869,687
The Trusts shares held
   Class A...........................................    32,390       49,071

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                                    EQ/FRANKLIN
                                                      EQ/CORE BOND EQ/DAVIS NEW YORK EQ/EQUITY 500 EQ/FRANKLIN CORE  TEMPLETON
                                                         INDEX*        VENTURE*         INDEX*        BALANCED*     ALLOCATION*
                                                      ------------ ----------------- ------------- ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value...  $3,059,635     $1,413,207      $6,257,668       $396,701      $354,538
Receivable for The Trusts shares sold................          --             --              --             44            27
Receivable for policy-related transactions...........      31,406          3,334          96,099             --            --
                                                       ----------     ----------      ----------       --------      --------
   Total assets......................................   3,091,041      1,416,541       6,353,767        396,745       354,565
                                                       ----------     ----------      ----------       --------      --------

LIABILITIES:
Payable for The Trusts shares purchased..............      31,406          3,334          96,099             --            --
Payable for policy-related transactions..............          --             --              --             29            27
                                                       ----------     ----------      ----------       --------      --------
   Total liabilities.................................      31,406          3,334          96,099             29            27
                                                       ----------     ----------      ----------       --------      --------
NET ASSETS...........................................  $3,059,635     $1,413,207      $6,257,668       $396,716      $354,538
                                                       ==========     ==========      ==========       ========      ========

NET ASSETS:
Accumulation Unit Value..............................  $3,059,553     $1,413,162      $6,257,211       $396,716      $354,452
Retained by AXA Equitable in Separate Account No. 70.          82             45             457             --            86
                                                       ----------     ----------      ----------       --------      --------
TOTAL NET ASSETS.....................................  $3,059,635     $1,413,207      $6,257,668       $396,716      $354,538
                                                       ==========     ==========      ==========       ========      ========

Investments in shares of The Trusts, at cost.........  $3,084,440     $1,388,834      $6,206,965       $402,790      $350,381
The Trusts shares held
   Class A...........................................          --        137,689         252,058         44,488        43,088
   Class B...........................................     300,990             --              --             --            --

                                                        EQ/GAMCO
                                                       MERGERS AND
                                                      ACQUISITIONS*
                                                      -------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $631,949
Receivable for The Trusts shares sold................         --
Receivable for policy-related transactions...........        228
                                                        --------
   Total assets......................................    632,177
                                                        --------

LIABILITIES:
Payable for The Trusts shares purchased..............        228
Payable for policy-related transactions..............         --
                                                        --------
   Total liabilities.................................        228
                                                        --------
NET ASSETS...........................................   $631,949
                                                        ========

NET ASSETS:
Accumulation Unit Value..............................   $631,774
Retained by AXA Equitable in Separate Account No. 70.        175
                                                        --------
TOTAL NET ASSETS.....................................   $631,949
                                                        ========

Investments in shares of The Trusts, at cost.........   $628,355
The Trusts shares held
   Class A...........................................     50,335
   Class B...........................................         --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                     EQ/INTERMEDIATE
                                                      EQ/GAMCO SMALL EQ/GLOBAL BOND EQ/GLOBAL MULTI-   GOVERNMENT
                                                      COMPANY VALUE*     PLUS*       SECTOR EQUITY*       BOND*
                                                      -------------- -------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $11,929,976      $847,452        $587,218       $1,789,675
Receivable for The Trusts shares sold................           --            --              --               --
Receivable for policy-related transactions...........      144,877         2,153             210            2,160
                                                       -----------      --------        --------       ----------
   Total assets......................................   12,074,853       849,605         587,428        1,791,835
                                                       -----------      --------        --------       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............      144,877         2,153             210            2,160
Payable for policy-related transactions..............           --            --              --               --
                                                       -----------      --------        --------       ----------
   Total liabilities.................................      144,877         2,153             210            2,160
                                                       -----------      --------        --------       ----------
NET ASSETS...........................................  $11,929,976      $847,452        $587,218       $1,789,675
                                                       ===========      ========        ========       ==========

NET ASSETS:
Accumulation Unit Value..............................  $11,929,719      $847,284        $587,141       $1,789,545
Retained by AXA Equitable in Separate Account No. 70.          257           168              77              130
                                                       -----------      --------        --------       ----------
TOTAL NET ASSETS.....................................  $11,929,976      $847,452        $587,218       $1,789,675
                                                       ===========      ========        ========       ==========

Investments in shares of The Trusts, at cost.........  $11,468,785      $872,343        $556,006       $1,799,283
The Trusts shares held
   Class A...........................................      282,615        85,814          47,407               --
   Class B...........................................           --            --              --          173,151

                                                      EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                         CORE PLUS*     EQUITY INDEX*
                                                      ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $329,374         $739,531
Receivable for The Trusts shares sold................           --              228
Receivable for policy-related transactions...........          222               --
                                                          --------         --------
   Total assets......................................      329,596          739,759
                                                          --------         --------

LIABILITIES:
Payable for The Trusts shares purchased..............          222               --
Payable for policy-related transactions..............           --              228
                                                          --------         --------
   Total liabilities.................................          222              228
                                                          --------         --------
NET ASSETS...........................................     $329,374         $739,531
                                                          ========         ========

NET ASSETS:
Accumulation Unit Value..............................     $329,286         $739,360
Retained by AXA Equitable in Separate Account No. 70.           88              171
                                                          --------         --------
TOTAL NET ASSETS.....................................     $329,374         $739,531
                                                          ========         ========

Investments in shares of The Trusts, at cost.........     $310,041         $691,202
The Trusts shares held
   Class A...........................................       37,218           89,748
   Class B...........................................           --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                         EQ/JPMORGAN
                                                      EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                                            ETF*         VALUE PLUS*    OPPORTUNITIES* GROWTH INDEX* GROWTH PLUS*
                                                      ---------------- ---------------- -------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $556,957         $106,557        $743,249     $1,851,145     $138,809
Receivable for The Trusts shares sold................           --               12              --             --           --
Receivable for policy-related transactions...........       64,962               --           3,119          4,315          692
                                                          --------         --------        --------     ----------     --------
   Total assets......................................      621,919          106,569         746,368      1,855,460      139,501
                                                          --------         --------        --------     ----------     --------

LIABILITIES:
Payable for The Trusts shares purchased..............       64,940               --           3,119          4,315          692
Payable for policy-related transactions..............           --               12              --             --           --
                                                          --------         --------        --------     ----------     --------
   Total liabilities.................................       64,940               12           3,119          4,315          692
                                                          --------         --------        --------     ----------     --------
NET ASSETS...........................................     $556,979         $106,557        $743,249     $1,851,145     $138,809
                                                          ========         ========        ========     ==========     ========

NET ASSETS:
Accumulation Unit Value..............................     $556,979         $106,461        $743,177     $1,851,017     $138,714
Retained by AXA Equitable in Separate Account No. 70.           --               96              72            128           95
                                                          --------         --------        --------     ----------     --------
TOTAL NET ASSETS.....................................     $556,979         $106,557        $743,249     $1,851,145     $138,809
                                                          ========         ========        ========     ==========     ========

Investments in shares of The Trusts, at cost.........     $544,981         $100,018        $710,638     $1,839,711     $138,312
The Trusts shares held
   Class A...........................................       87,529            9,639          70,670        184,441        7,520

                                                      EQ/LARGE CAP
                                                      VALUE INDEX*
                                                      ------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $1,738,395
Receivable for The Trusts shares sold................          --
Receivable for policy-related transactions...........       2,194
                                                       ----------
   Total assets......................................   1,740,589
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............       2,194
Payable for policy-related transactions..............          --
                                                       ----------
   Total liabilities.................................       2,194
                                                       ----------
NET ASSETS...........................................  $1,738,395
                                                       ==========

NET ASSETS:
Accumulation Unit Value..............................  $1,738,368
Retained by AXA Equitable in Separate Account No. 70.          27
                                                       ----------
TOTAL NET ASSETS.....................................  $1,738,395
                                                       ==========

Investments in shares of The Trusts, at cost.........  $1,728,883
The Trusts shares held
   Class A...........................................     294,109

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                      EQ/MFS
                                                      EQ/LARGE CAP INTERNATIONAL                   EQ/MID CAP VALUE
                                                      VALUE PLUS*     GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                                      ------------ ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $188,187    $1,928,777      $2,219,589         $193,824
Receivable for The Trusts shares sold................         --            --              --               --
Receivable for policy-related transactions...........      2,491         6,104         124,513              185
                                                        --------    ----------      ----------         --------
   Total assets......................................    190,678     1,934,881       2,344,102          194,009
                                                        --------    ----------      ----------         --------

LIABILITIES:
Payable for The Trusts shares purchased..............      2,491         6,104         124,513              185
Payable for policy-related transactions..............         --            --              --               --
                                                        --------    ----------      ----------         --------
   Total liabilities.................................      2,491         6,104         124,513              185
                                                        --------    ----------      ----------         --------
NET ASSETS...........................................   $188,187    $1,928,777      $2,219,589         $193,824
                                                        ========    ==========      ==========         ========

NET ASSETS:
Accumulation Unit Value..............................   $188,093    $1,928,753      $2,219,474         $193,731
Retained by AXA Equitable in Separate Account No. 70.         94            24             115               93
                                                        --------    ----------      ----------         --------
TOTAL NET ASSETS.....................................   $188,187    $1,928,777      $2,219,589         $193,824
                                                        ========    ==========      ==========         ========

Investments in shares of The Trusts, at cost.........   $183,809    $1,833,563      $2,135,316         $186,451
The Trusts shares held
   Class A...........................................     17,273       291,548         234,494           18,360

                                                                       EQ/MONTAG &
                                                                        CALDWELL
                                                      EQ/MONEY MARKET*   GROWTH*
                                                      ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value...   $30,996,298    $1,018,834
Receivable for The Trusts shares sold................        67,246            --
Receivable for policy-related transactions...........            --            64
                                                        -----------    ----------
   Total assets......................................    31,063,544     1,018,898
                                                        -----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --            64
Payable for policy-related transactions..............        67,246            --
                                                        -----------    ----------
   Total liabilities.................................        67,246            64
                                                        -----------    ----------
NET ASSETS...........................................   $30,996,298    $1,018,834
                                                        ===========    ==========

NET ASSETS:
Accumulation Unit Value..............................   $30,994,554    $1,018,773
Retained by AXA Equitable in Separate Account No. 70.         1,744            61
                                                        -----------    ----------
TOTAL NET ASSETS.....................................   $30,996,298    $1,018,834
                                                        ===========    ==========

Investments in shares of The Trusts, at cost.........   $30,996,191    $1,014,061
The Trusts shares held
   Class A...........................................    30,980,360       146,051

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                         EQ/MORGAN
                                                      STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                          GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                      --------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $3,559,272        $49,385       $1,320,597     $3,738,934
Receivable for The Trusts shares sold................           --              6               --             --
Receivable for policy-related transactions...........       23,568             --           40,913        105,958
                                                        ----------        -------       ----------     ----------
   Total assets......................................    3,582,840         49,391        1,361,510      3,844,892
                                                        ----------        -------       ----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased..............       23,568             --           40,913        105,958
Payable for policy-related transactions..............           --              6               --             --
                                                        ----------        -------       ----------     ----------
   Total liabilities.................................       23,568              6           40,913        105,958
                                                        ----------        -------       ----------     ----------
NET ASSETS...........................................   $3,559,272        $49,385       $1,320,597     $3,738,934
                                                        ==========        =======       ==========     ==========

NET ASSETS:
Accumulation Unit Value..............................   $3,558,705        $49,286       $1,320,548     $3,738,393
Retained by AXA Equitable in Separate Account No. 70.          567             99               49            541
                                                        ----------        -------       ----------     ----------
TOTAL NET ASSETS.....................................   $3,559,272        $49,385       $1,320,597     $3,738,934
                                                        ==========        =======       ==========     ==========

Investments in shares of The Trusts, at cost.........   $3,501,867        $49,152       $1,226,063     $3,750,987
The Trusts shares held
   Class A...........................................      227,531          5,256          115,576        375,147

                                                      EQ/SMALL COMPANY EQ/T. ROWE PRICE
                                                           INDEX*       GROWTH STOCK*
                                                      ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $2,353,594       $5,584,688
Receivable for The Trusts shares sold................            --               --
Receivable for policy-related transactions...........        79,471           47,586
                                                         ----------       ----------
   Total assets......................................     2,433,065        5,632,274
                                                         ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............        79,471           47,586
Payable for policy-related transactions..............            --               --
                                                         ----------       ----------
   Total liabilities.................................        79,471           47,586
                                                         ----------       ----------
NET ASSETS...........................................    $2,353,594       $5,584,688
                                                         ==========       ==========

NET ASSETS:
Accumulation Unit Value..............................    $2,353,507       $5,584,199
Retained by AXA Equitable in Separate Account No. 70.            87              489
                                                         ----------       ----------
TOTAL NET ASSETS.....................................    $2,353,594       $5,584,688
                                                         ==========       ==========

Investments in shares of The Trusts, at cost.........    $2,438,931       $5,463,391
The Trusts shares held
   Class A...........................................       242,381          230,410

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                                  FIDELITY(R) VIP
                                                       EQ/TEMPLETON  EQ/VAN KAMPEN EQ/WELLS FARGO  CONTRAFUND(R)
                                                      GLOBAL EQUITY*   COMSTOCK*   OMEGA GROWTH*     PORTFOLIO
                                                      -------------- ------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $564,512      $472,467      $7,971,886     $7,870,092
Receivable for policy-related transactions...........      17,495            98          84,599        206,123
                                                         --------      --------      ----------     ----------
   Total assets......................................     582,007       472,565       8,056,485      8,076,215
                                                         --------      --------      ----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased..............      17,495            98          84,599        206,123
                                                         --------      --------      ----------     ----------
   Total liabilities.................................      17,495            98          84,599        206,123
                                                         --------      --------      ----------     ----------
NET ASSETS...........................................    $564,512      $472,467      $7,971,886     $7,870,092
                                                         ========      ========      ==========     ==========

NET ASSETS:
Accumulation Unit Value..............................    $564,433      $472,386      $7,971,489     $7,869,697
Retained by AXA Equitable in Separate Account No. 70.          79            81             397            395
                                                         --------      --------      ----------     ----------
TOTAL NET ASSETS.....................................    $564,512      $472,467      $7,971,886     $7,870,092
                                                         ========      ========      ==========     ==========

Investments in shares of The Trusts, at cost.........    $544,703      $460,177      $7,903,314     $7,734,429
The Trusts shares held
   Class A...........................................      61,727        43,822              --             --
   Class B...........................................          --            --         721,926             --
   Service Class 2...................................          --            --              --        302,696

                                                                          FIDELITY(R) VIP
                                                      FIDELITY(R) VIP MID STRATEGIC INCOME
                                                         CAP PORTFOLIO       PORTFOLIO
                                                      ------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $2,768,072         $6,081,163
Receivable for policy-related transactions...........         11,251            275,334
                                                          ----------         ----------
   Total assets......................................      2,779,323          6,356,497
                                                          ----------         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         11,251            275,334
                                                          ----------         ----------
   Total liabilities.................................         11,251            275,334
                                                          ----------         ----------
NET ASSETS...........................................     $2,768,072         $6,081,163
                                                          ==========         ==========

NET ASSETS:
Accumulation Unit Value..............................     $2,767,978         $6,080,708
Retained by AXA Equitable in Separate Account No. 70.             94                455
                                                          ----------         ----------
TOTAL NET ASSETS.....................................     $2,768,072         $6,081,163
                                                          ==========         ==========

Investments in shares of The Trusts, at cost.........     $2,879,859         $6,149,413
The Trusts shares held
   Class A...........................................             --                 --
   Class B...........................................             --                 --
   Service Class 2...................................         92,331            519,314

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                                                FRANKLIN
                                                      FIRST TRUST/DOW JONES                     FRANKLIN      TEMPLETON VIP
                                                        DIVIDEND & INCOME   FRANKLIN INCOME STRATEGIC INCOME FOUNDING FUNDS
                                                           ALLOCATION       SECURITIES FUND SECURITIES FUND  ALLOCATION FUND
                                                      --------------------- --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...       $575,380          $3,901,825       $4,770,266       $321,183
Receivable for The Trusts shares sold................             64                  --               --             --
Receivable for policy-related transactions...........             --                 139           66,013         39,979
                                                            --------          ----------       ----------       --------
   Total assets......................................        575,444           3,901,964        4,836,279        361,162
                                                            --------          ----------       ----------       --------

LIABILITIES:
Payable for The Trusts shares purchased..............             --                 139           66,013         39,967
Payable for policy-related transactions..............             64                  --               --             --
                                                            --------          ----------       ----------       --------
   Total liabilities.................................             64                 139           66,013         39,967
                                                            --------          ----------       ----------       --------
NET ASSETS...........................................       $575,380          $3,901,825       $4,770,266       $321,195
                                                            ========          ==========       ==========       ========

NET ASSETS:
Accumulation Unit Value..............................       $575,338          $3,901,390       $4,769,656       $321,195
Retained by AXA Equitable in Separate Account No. 70.             42                 435              610             --
                                                            --------          ----------       ----------       --------
TOTAL NET ASSETS.....................................       $575,380          $3,901,825       $4,770,266       $321,195
                                                            ========          ==========       ==========       ========

Investments in shares of The Trusts, at cost.........       $574,521          $3,833,977       $4,645,138       $306,516
The Trusts shares held
   Class 2...........................................             --             258,913          371,516         37,742
   Common Shares.....................................         55,808                  --               --             --
   Series II.........................................             --                  --               --             --
   Service Shares....................................             --                  --               --             --

                                                        GOLDMAN SACHS   INVESCO V.I.
                                                      VIT MID CAP VALUE  DIVERSIFIED
                                                            FUND        DIVIDEND FUND
                                                      ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $1,797,570       $907,542
Receivable for The Trusts shares sold................            --             --
Receivable for policy-related transactions...........        10,469            224
                                                         ----------       --------
   Total assets......................................     1,808,039        907,766
                                                         ----------       --------

LIABILITIES:
Payable for The Trusts shares purchased..............        10,163            224
Payable for policy-related transactions..............            --             --
                                                         ----------       --------
   Total liabilities.................................        10,163            224
                                                         ----------       --------
NET ASSETS...........................................    $1,797,876       $907,542
                                                         ==========       ========

NET ASSETS:
Accumulation Unit Value..............................    $1,797,876       $907,377
Retained by AXA Equitable in Separate Account No. 70.            --            165
                                                         ----------       --------
TOTAL NET ASSETS.....................................    $1,797,876       $907,542
                                                         ==========       ========

Investments in shares of The Trusts, at cost.........    $1,724,734       $878,722
The Trusts shares held
   Class 2...........................................            --             --
   Common Shares.....................................            --             --
   Series II.........................................            --         55,746
   Service Shares....................................       117,106             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                      INVESCO V.I.                   INVESCO V.I.  INVESCO V.I. MID
                                                      GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL CAP CORE EQUITY
                                                      ESTATE FUND     YIELD FUND      GROWTH FUND        FUND
                                                      ------------ ----------------- ------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $5,805,520     $2,826,142      $3,036,695       $694,262
Receivable for The Trusts shares sold................          --             --              --             --
Receivable for policy-related transactions...........      64,861         69,993          25,374          2,202
                                                       ----------     ----------      ----------       --------
   Total assets......................................   5,870,381      2,896,135       3,062,069        696,464
                                                       ----------     ----------      ----------       --------

LIABILITIES:
Payable for The Trusts shares purchased..............      64,861         69,993          25,358          2,202
Payable for policy-related transactions..............          --             --              --             --
                                                       ----------     ----------      ----------       --------
   Total liabilities.................................      64,861         69,993          25,358          2,202
                                                       ----------     ----------      ----------       --------
NET ASSETS...........................................  $5,805,520     $2,826,142      $3,036,711       $694,262
                                                       ==========     ==========      ==========       ========

NET ASSETS:
Accumulation Unit Value..............................  $5,805,043     $2,826,053      $3,036,711       $694,086
Retained by AXA Equitable in Separate Account No. 70.         477             89              --            176
                                                       ----------     ----------      ----------       --------
TOTAL NET ASSETS.....................................  $5,805,520     $2,826,142      $3,036,711       $694,262
                                                       ==========     ==========      ==========       ========

Investments in shares of The Trusts, at cost.........  $5,417,546     $2,778,367      $2,877,750       $668,055
The Trusts shares held
   Common Shares.....................................          --             --              --             --
   Series II.........................................     384,217        505,571         102,315         55,188

                                                      INVESCO V.I. SMALL IVY FUNDS VIP
                                                       CAP EQUITY FUND   ASSET STRATEGY
                                                      ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value...      $510,558        $4,541,206
Receivable for The Trusts shares sold................         7,316                --
Receivable for policy-related transactions...........            --            29,034
                                                           --------        ----------
   Total assets......................................       517,874         4,570,240
                                                           --------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --            29,034
Payable for policy-related transactions..............         7,316                --
                                                           --------        ----------
   Total liabilities.................................         7,316            29,034
                                                           --------        ----------
NET ASSETS...........................................      $510,558        $4,541,206
                                                           ========        ==========

NET ASSETS:
Accumulation Unit Value..............................      $510,476        $4,540,684
Retained by AXA Equitable in Separate Account No. 70.            82               522
                                                           --------        ----------
TOTAL NET ASSETS.....................................      $510,558        $4,541,206
                                                           ========        ==========

Investments in shares of The Trusts, at cost.........      $482,117        $4,251,709
The Trusts shares held
   Common Shares.....................................            --           423,387
   Series II.........................................        27,884                --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                      IVY FUNDS VIP               IVY FUNDS VIP
                                                        DIVIDEND    IVY FUNDS VIP GLOBAL NATURAL IVY FUNDS VIP HIGH
                                                      OPPORTUNITIES    ENERGY       RESOURCES          INCOME
                                                      ------------- ------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $975,978     $1,626,920     $1,163,523      $10,591,227
Receivable for policy-related transactions...........        219         47,607            284           79,111
                                                        --------     ----------     ----------      -----------
   Total assets......................................    976,197      1,674,527      1,163,807       10,670,338
                                                        --------     ----------     ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased..............        219         47,607            284           79,111
                                                        --------     ----------     ----------      -----------
   Total liabilities.................................        219         47,607            284           79,111
                                                        --------     ----------     ----------      -----------
NET ASSETS...........................................   $975,978     $1,626,920     $1,163,523      $10,591,227
                                                        ========     ==========     ==========      ===========

NET ASSETS:
Accumulation Unit Value..............................   $975,916     $1,626,781     $1,163,467      $10,591,155
Retained by AXA Equitable in Separate Account No. 70.         62            139             56               72
                                                        --------     ----------     ----------      -----------
TOTAL NET ASSETS.....................................   $975,978     $1,626,920     $1,163,523      $10,591,227
                                                        ========     ==========     ==========      ===========

Investments in shares of The Trusts, at cost.........   $960,652     $1,567,293     $1,110,980      $10,182,488
The Trusts shares held
   Common Shares.....................................    134,716        276,025        230,871        2,790,763

                                                                        IVY FUNDS VIP
                                                      IVY FUNDS VIP MID  SCIENCE AND
                                                         CAP GROWTH      TECHNOLOGY
                                                      ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $3,233,349      $3,202,475
Receivable for policy-related transactions...........        33,610          19,196
                                                         ----------      ----------
   Total assets......................................     3,266,959       3,221,671
                                                         ----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............        33,487          19,196
                                                         ----------      ----------
   Total liabilities.................................        33,487          19,196
                                                         ----------      ----------
NET ASSETS...........................................    $3,233,472      $3,202,475
                                                         ==========      ==========

NET ASSETS:
Accumulation Unit Value..............................    $3,233,472      $3,201,991
Retained by AXA Equitable in Separate Account No. 70.            --             484
                                                         ----------      ----------
TOTAL NET ASSETS.....................................    $3,233,472      $3,202,475
                                                         ==========      ==========

Investments in shares of The Trusts, at cost.........    $3,078,121      $3,052,541
The Trusts shares held
   Common Shares.....................................       378,723         176,896

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                        LAZARD                                       LORD ABBETT
                                                                      RETIREMENT      LORD ABBETT      LORD ABBETT  SERIES FUND -
                                                      IVY FUNDS VIP    EMERGING    SERIES FUND - BOND SERIES FUND -    GROWTH
                                                        SMALL CAP   MARKETS EQUITY     DEBENTURE      CLASSIC STOCK OPPORTUNITIES
                                                         GROWTH       PORTFOLIO        PORTFOLIO        PORTFOLIO     PORTFOLIO
                                                      ------------- -------------- ------------------ ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $1,217,683    $ 9,997,259       $1,399,716       $817,893      $270,091
Receivable for The Trusts shares sold................          --             --               --            621            30
Receivable for policy-related transactions...........       9,933        135,664            4,595             --            --
                                                       ----------    -----------       ----------       --------      --------
   Total assets......................................   1,227,616     10,132,923        1,404,311        818,514       270,121
                                                       ----------    -----------       ----------       --------      --------

LIABILITIES:
Payable for The Trusts shares purchased..............       9,933        135,664            4,595             --            --
Payable for policy-related transactions..............          --             --               --            621            30
                                                       ----------    -----------       ----------       --------      --------
   Total liabilities.................................       9,933        135,664            4,595            621            30
                                                       ----------    -----------       ----------       --------      --------
NET ASSETS...........................................  $1,217,683    $ 9,997,259       $1,399,716       $817,893      $270,091
                                                       ==========    ===========       ==========       ========      ========

NET ASSETS:
Accumulation Unit Value..............................  $1,217,526    $ 9,996,943       $1,399,573       $817,824      $270,000
Retained by AXA Equitable in Separate Account No. 70.         157            316              143             69            91
                                                       ----------    -----------       ----------       --------      --------
TOTAL NET ASSETS.....................................  $1,217,683    $ 9,997,259       $1,399,716       $817,893      $270,091
                                                       ==========    ===========       ==========       ========      ========

Investments in shares of The Trusts, at cost.........  $1,216,408    $ 9,421,890       $1,447,641       $805,424      $275,323
The Trusts shares held
   Common Shares.....................................     126,893             --               --             --            --
   Service Class.....................................          --             --               --             --            --
   Service Shares....................................          --        449,922               --             --            --
   VC Shares.........................................          --             --          114,543         64,048        20,477


                                                          MFS(R)
                                                       INTERNATIONAL
                                                      VALUE PORTFOLIO
                                                      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $6,188,459
Receivable for The Trusts shares sold................           --
Receivable for policy-related transactions...........       60,541
                                                        ----------
   Total assets......................................    6,249,000
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............       60,541
Payable for policy-related transactions..............           --
                                                        ----------
   Total liabilities.................................       60,541
                                                        ----------
NET ASSETS...........................................   $6,188,459
                                                        ==========

NET ASSETS:
Accumulation Unit Value..............................   $6,188,003
Retained by AXA Equitable in Separate Account No. 70.          456
                                                        ----------
TOTAL NET ASSETS.....................................   $6,188,459
                                                        ==========

Investments in shares of The Trusts, at cost.........   $5,919,940
The Trusts shares held
   Common Shares.....................................           --
   Service Class.....................................      361,054
   Service Shares....................................           --
   VC Shares.........................................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      MFS(R) INVESTORS
                                                        GROWTH STOCK   MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES
                                                           SERIES        TRUST SERIES       PORTFOLIO          SERIES
                                                      ---------------- ---------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $433,069         $263,038        $1,144,609        $2,688,266
Receivable for The Trusts shares sold................           --               30                --                --
Receivable for policy-related transactions...........       13,597               --            34,061            56,046
                                                          --------         --------        ----------        ----------
   Total assets......................................      446,666          263,068         1,178,670         2,744,312
                                                          --------         --------        ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............       13,597               --            34,061            56,046
Payable for policy-related transactions..............           --               30                --                --
                                                          --------         --------        ----------        ----------
   Total liabilities.................................       13,597               30            34,061            56,046
                                                          --------         --------        ----------        ----------
NET ASSETS...........................................     $433,069         $263,038        $1,144,609        $2,688,266
                                                          ========         ========        ==========        ==========

NET ASSETS:
Accumulation Unit Value..............................     $432,985         $262,948        $1,144,451        $2,688,173
Retained by AXA Equitable in Separate Account No. 70.           84               90               158                93
                                                          --------         --------        ----------        ----------
TOTAL NET ASSETS.....................................     $433,069         $263,038        $1,144,609        $2,688,266
                                                          ========         ========        ==========        ==========

Investments in shares of The Trusts, at cost.........     $424,159         $252,214        $1,114,416        $2,633,418
The Trusts shares held
   Class B...........................................           --               --                --                --
   Service Class.....................................       36,301           11,547           148,844            98,507

                                                      MULTIMANAGER MULTIMANAGER
                                                       AGGRESSIVE  INTERNATIONAL
                                                        EQUITY*       EQUITY*
                                                      ------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $124,134     $173,126
Receivable for The Trusts shares sold................         15           20
Receivable for policy-related transactions...........         --           --
                                                        --------     --------
   Total assets......................................    124,149      173,146
                                                        --------     --------

LIABILITIES:
Payable for The Trusts shares purchased..............         --           --
Payable for policy-related transactions..............         15           20
                                                        --------     --------
   Total liabilities.................................         15           20
                                                        --------     --------
NET ASSETS...........................................   $124,134     $173,126
                                                        ========     ========

NET ASSETS:
Accumulation Unit Value..............................   $124,038     $173,032
Retained by AXA Equitable in Separate Account No. 70.         96           94
                                                        --------     --------
TOTAL NET ASSETS.....................................   $124,134     $173,126
                                                        ========     ========

Investments in shares of The Trusts, at cost.........   $119,250     $161,043
The Trusts shares held
   Class B...........................................      4,332       16,830
   Service Class.....................................         --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012




                                                        MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID   MULTIMANAGER
                                                      LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*    SMALL CAP VALUE*
                                                      ---------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $224,986         $292,914         $156,767         $117,331
Receivable for The Trusts shares sold................           27               --               --               14
Receivable for policy-related transactions...........           --            4,621              231               --
                                                          --------         --------         --------         --------
   Total assets......................................      225,013          297,535          156,998          117,345
                                                          --------         --------         --------         --------

LIABILITIES:
Payable for The Trusts shares purchased..............           --            4,621              231               --
Payable for policy-related transactions..............           27               --               --               14
                                                          --------         --------         --------         --------
   Total liabilities.................................           27            4,621              231               14
                                                          --------         --------         --------         --------
NET ASSETS...........................................     $224,986         $292,914         $156,767         $117,331
                                                          ========         ========         ========         ========

NET ASSETS:
Accumulation Unit Value..............................     $224,895         $292,824         $156,673         $117,235
Retained by AXA Equitable in Separate Account No. 70.           91               90               94               96
                                                          --------         --------         --------         --------
TOTAL NET ASSETS.....................................     $224,986         $292,914         $156,767         $117,331
                                                          ========         ========         ========         ========

Investments in shares of The Trusts, at cost.........     $215,372         $281,416         $149,844         $107,948
The Trusts shares held
   Advisor Class.....................................           --               --               --               --
   Class B...........................................       21,556           30,643           16,021           10,297
   Class 2...........................................           --               --               --               --

                                                                       PIMCO VARIABLE
                                                                      INSURANCE TRUST
                                                                      COMMODITYREALRE
                                                       MUTUAL SHARES  TURN(R) STRATEGY
                                                      SECURITIES FUND    PORTFOLIO
                                                      --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $870,391        $3,047,034
Receivable for The Trusts shares sold................         100                --
Receivable for policy-related transactions...........          --            38,608
                                                         --------        ----------
   Total assets......................................     870,491         3,085,642
                                                         --------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............          --            38,608
Payable for policy-related transactions..............         100                --
                                                         --------        ----------
   Total liabilities.................................         100            38,608
                                                         --------        ----------
NET ASSETS...........................................    $870,391        $3,047,034
                                                         ========        ==========

NET ASSETS:
Accumulation Unit Value..............................    $870,225        $3,046,955
Retained by AXA Equitable in Separate Account No. 70.         166                79
                                                         --------        ----------
TOTAL NET ASSETS.....................................    $870,391        $3,047,034
                                                         ========        ==========

Investments in shares of The Trusts, at cost.........    $844,738        $3,181,583
The Trusts shares held
   Advisor Class.....................................          --           422,612
   Class B...........................................          --                --
   Class 2...........................................      50,545                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST PIMCO VARIABLE  PIMCO VARIABLE
                                                         EMERGING     INSURANCE TRUST INSURANCE TRUST
                                                       MARKETS BOND     REAL RETURN    TOTAL RETURN    PROFUND VP
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO    BIOTECHNOLOGY
                                                      --------------- --------------- --------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $3,530,929      $15,802,840     $23,723,313    $1,167,080
Receivable for policy-related transactions...........       30,270          445,410         553,328        28,667
                                                        ----------      -----------     -----------    ----------
   Total assets......................................    3,561,199       16,248,250      24,276,641     1,195,747
                                                        ----------      -----------     -----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased..............       30,270          445,410         553,328        28,667
                                                        ----------      -----------     -----------    ----------
   Total liabilities.................................       30,270          445,410         553,328        28,667
                                                        ----------      -----------     -----------    ----------
NET ASSETS...........................................   $3,530,929      $15,802,840     $23,723,313    $1,167,080
                                                        ==========      ===========     ===========    ==========

NET ASSETS:
Accumulation Unit Value..............................   $3,530,564      $15,802,596     $23,720,388    $1,166,928
Retained by AXA Equitable in Separate Account No. 70.          365              244           2,925           152
                                                        ----------      -----------     -----------    ----------
TOTAL NET ASSETS.....................................   $3,530,929      $15,802,840     $23,723,313    $1,167,080
                                                        ==========      ===========     ===========    ==========

Investments in shares of The Trusts, at cost.........   $3,447,504      $16,339,638     $23,878,257    $1,137,259
The Trusts shares held
   Advisor Class.....................................      230,478        1,108,971       2,053,967            --
   Class 2...........................................           --               --              --            --
   Class II..........................................           --               --              --            --
   Common Shares.....................................           --               --              --        34,036

                                                                         TEMPLETON
                                                       T. ROWE PRICE    DEVELOPING
                                                      HEALTH SCIENCES     MARKETS
                                                       PORTFOLIO II   SECURITIES FUND
                                                      --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $4,095,490       $676,609
Receivable for policy-related transactions...........       55,091            266
                                                        ----------       --------
   Total assets......................................    4,150,581        676,875
                                                        ----------       --------

LIABILITIES:
Payable for The Trusts shares purchased..............       55,091            266
                                                        ----------       --------
   Total liabilities.................................       55,091            266
                                                        ----------       --------
NET ASSETS...........................................   $4,095,490       $676,609
                                                        ==========       ========

NET ASSETS:
Accumulation Unit Value..............................   $4,094,959       $676,435
Retained by AXA Equitable in Separate Account No. 70.          531            174
                                                        ----------       --------
TOTAL NET ASSETS.....................................   $4,095,490       $676,609
                                                        ==========       ========

Investments in shares of The Trusts, at cost.........   $4,117,321       $631,953
The Trusts shares held
   Advisor Class.....................................           --             --
   Class 2...........................................           --         64,439
   Class II..........................................      198,329             --
   Common Shares.....................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                         TEMPLETON       TEMPLETON       TEMPLETON    VAN ECK VIP
                                                          FOREIGN       GLOBAL BOND       GROWTH      GLOBAL HARD
                                                      SECURITIES FUND SECURITIES FUND SECURITIES FUND ASSETS FUND
                                                      --------------- --------------- --------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value...    $519,101       $14,152,417      $194,194     $6,331,992
Receivable for policy-related transactions...........         202           373,615           228         17,915
                                                         --------       -----------      --------     ----------
   Total assets......................................     519,303        14,526,032       194,422      6,349,907
                                                         --------       -----------      --------     ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         202           373,615           228         17,915
                                                         --------       -----------      --------     ----------
   Total liabilities.................................         202           373,615           228         17,915
                                                         --------       -----------      --------     ----------
NET ASSETS...........................................    $519,101       $14,152,417      $194,194     $6,331,992
                                                         ========       ===========      ========     ==========

NET ASSETS:
Accumulation Unit Value..............................    $518,920       $14,151,975      $194,101     $6,331,527
Retained by AXA Equitable in Separate Account No. 70.         181               442            93            465
                                                         --------       -----------      --------     ----------
TOTAL NET ASSETS.....................................    $519,101       $14,152,417      $194,194     $6,331,992
                                                         ========       ===========      ========     ==========

Investments in shares of The Trusts, at cost.........    $471,701       $13,545,705      $185,503     $6,222,501
The Trusts shares held
   Class 2...........................................      36,124           726,883        16,223             --
   Class S Shares....................................          --                --            --        223,115

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                          -------- --------------- ---------- -----------
7TWELVE BALANCED PORTFOLIO...............................  1.30%    COMMON SHARES    $10.47        981
7TWELVE BALANCED PORTFOLIO...............................  1.55%    COMMON SHARES    $10.46        131
7TWELVE BALANCED PORTFOLIO...............................  1.65%    COMMON SHARES    $10.45        561
7TWELVE BALANCED PORTFOLIO...............................  1.70%    COMMON SHARES    $10.44         50

ALL ASSET GROWTH-ALT 20..................................  1.30%          A          $12.22         33
ALL ASSET GROWTH-ALT 20..................................  1.55%          A          $12.12          3
ALL ASSET GROWTH-ALT 20..................................  1.65%          A          $12.09         43
ALL ASSET GROWTH-ALT 20..................................  1.70%          A          $12.07          2

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.30%       CLASS B       $11.78         71
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.55%       CLASS B       $11.69         22
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.65%       CLASS B       $11.65         22
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.70%       CLASS B       $11.63          4

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.30%       CLASS B       $10.60         37
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.55%       CLASS B       $10.52          5
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.65%       CLASS B       $10.49         12

AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.30%      CLASS II       $13.85        115
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.55%      CLASS II       $13.74         13
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.65%      CLASS II       $13.70         55
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.70%      CLASS II       $13.68          2

AXA AGGRESSIVE ALLOCATION................................  1.30%          A          $11.81         87
AXA AGGRESSIVE ALLOCATION................................  1.55%          A          $11.72          6
AXA AGGRESSIVE ALLOCATION................................  1.65%          A          $11.68        101

AXA AGGRESSIVE STRATEGY..................................  1.30%          B          $10.48      7,019
AXA AGGRESSIVE STRATEGY..................................  1.55%          B          $10.46      1,613
AXA AGGRESSIVE STRATEGY..................................  1.65%          B          $10.45      3,156
AXA AGGRESSIVE STRATEGY..................................  1.70%          B          $10.45         46

AXA BALANCED STRATEGY....................................  1.30%          B          $11.31      9,668
AXA BALANCED STRATEGY....................................  1.55%          B          $11.22      1,388
AXA BALANCED STRATEGY....................................  1.65%          B          $11.19      4,080
AXA BALANCED STRATEGY....................................  1.70%          B          $11.17        110

AXA CONSERVATIVE GROWTH STRATEGY.........................  1.30%          B          $11.16      6,767
AXA CONSERVATIVE GROWTH STRATEGY.........................  1.55%          B          $11.07      1,216
AXA CONSERVATIVE GROWTH STRATEGY.........................  1.65%          B          $11.03      2,075
AXA CONSERVATIVE GROWTH STRATEGY.........................  1.70%          B          $11.02        201

AXA CONSERVATIVE STRATEGY................................  1.30%          B          $10.84      4,313
AXA CONSERVATIVE STRATEGY................................  1.55%          B          $10.75      1,120
AXA CONSERVATIVE STRATEGY................................  1.65%          B          $10.72      1,463
AXA CONSERVATIVE STRATEGY................................  1.70%          B          $10.70         91

AXA GROWTH STRATEGY......................................  1.30%          B          $11.60      8,473
AXA GROWTH STRATEGY......................................  1.55%          B          $11.51      1,372
AXA GROWTH STRATEGY......................................  1.65%          B          $11.47      4,077
AXA GROWTH STRATEGY......................................  1.70%          B          $11.45        141

AXA MODERATE ALLOCATION..................................  1.30%          A          $11.39        519

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION........................  1.55%          A          $11.30         70
AXA MODERATE ALLOCATION........................  1.65%          A          $11.26         56
AXA MODERATE ALLOCATION........................  1.70%          A          $11.24         26

AXA MODERATE GROWTH STRATEGY...................  1.30%          B          $11.46     17,471
AXA MODERATE GROWTH STRATEGY...................  1.55%          B          $11.37      3,605
AXA MODERATE GROWTH STRATEGY...................  1.65%          B          $11.34      5,952
AXA MODERATE GROWTH STRATEGY...................  1.70%          B          $11.32        294

AXA MODERATE-PLUS ALLOCATION...................  1.30%          A          $11.61        321
AXA MODERATE-PLUS ALLOCATION...................  1.55%          A          $11.52         14
AXA MODERATE-PLUS ALLOCATION...................  1.65%          A          $11.49         62
AXA MODERATE-PLUS ALLOCATION...................  1.70%          A          $11.47          1

AXA ULTRA CONSERVATIVE STRATEGY................  1.30%          B          $10.09         --
AXA ULTRA CONSERVATIVE STRATEGY................  1.55%          B          $10.06         --

BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  1.30%      CLASS III      $11.33        463
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  1.55%      CLASS III      $11.24         25
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  1.65%      CLASS III      $11.21        174
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  1.70%      CLASS III      $11.19         18

BLACKROCK LARGE CAP GROWTH V.I. FUND...........  1.30%      CLASS III      $13.35         62
BLACKROCK LARGE CAP GROWTH V.I. FUND...........  1.55%      CLASS III      $13.25          8
BLACKROCK LARGE CAP GROWTH V.I. FUND...........  1.65%      CLASS III      $13.20         18

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  1.30%          B          $10.12     12,667
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  1.55%          B          $10.07      2,299
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  1.65%          B          $10.05      6,458
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.  1.70%          B          $10.04        290

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........  1.30%          A          $15.86         89
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........  1.55%          A          $15.74         19
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........  1.65%          A          $15.69         38
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........  1.70%          A          $15.66          6

EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........  1.30%          A          $13.41         13
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........  1.55%          A          $13.30          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........  1.65%          A          $13.26         12
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........  1.70%          A          $13.24          1

EQ/BLACKROCK BASIC VALUE EQUITY................  1.30%          A          $12.38        362
EQ/BLACKROCK BASIC VALUE EQUITY................  1.55%          A          $12.28         24
EQ/BLACKROCK BASIC VALUE EQUITY................  1.65%          A          $12.24        181
EQ/BLACKROCK BASIC VALUE EQUITY................  1.70%          A          $12.22          7

EQ/BOSTON ADVISORS EQUITY INCOME...............  1.30%          A          $13.31        126
EQ/BOSTON ADVISORS EQUITY INCOME...............  1.55%          A          $13.20         32
EQ/BOSTON ADVISORS EQUITY INCOME...............  1.65%          A          $13.16         71
EQ/BOSTON ADVISORS EQUITY INCOME...............  1.70%          A          $13.14          2

EQ/CAPITAL GUARDIAN RESEARCH...................  1.30%          A          $14.23         19
EQ/CAPITAL GUARDIAN RESEARCH...................  1.55%          A          $14.12         --
EQ/CAPITAL GUARDIAN RESEARCH...................  1.65%          A          $14.07         14

EQ/COMMON STOCK INDEX..........................  1.30%          A          $13.43         40
EQ/COMMON STOCK INDEX..........................  1.55%          A          $13.33         18
EQ/COMMON STOCK INDEX..........................  1.65%          A          $13.28          8
EQ/COMMON STOCK INDEX..........................  1.70%          A          $13.26         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/CORE BOND INDEX................  1.30%          B          $10.90       187
EQ/CORE BOND INDEX................  1.55%          B          $10.82        23
EQ/CORE BOND INDEX................  1.65%          B          $10.78        46
EQ/CORE BOND INDEX................  1.70%          B          $10.77        25

EQ/DAVIS NEW YORK VENTURE.........  1.30%          A          $11.84        75
EQ/DAVIS NEW YORK VENTURE.........  1.55%          A          $11.75         7
EQ/DAVIS NEW YORK VENTURE.........  1.65%          A          $11.71        37
EQ/DAVIS NEW YORK VENTURE.........  1.70%          A          $11.69         1

EQ/EQUITY 500 INDEX...............  1.30%          A          $13.27       287
EQ/EQUITY 500 INDEX...............  1.55%          A          $13.16        50
EQ/EQUITY 500 INDEX...............  1.65%          A          $13.12       103
EQ/EQUITY 500 INDEX...............  1.70%          A          $13.10        33

EQ/FRANKLIN CORE BALANCED.........  1.30%          A          $12.32        27
EQ/FRANKLIN CORE BALANCED.........  1.55%          A          $12.22         4
EQ/FRANKLIN CORE BALANCED.........  1.65%          A          $12.18        --
EQ/FRANKLIN CORE BALANCED.........  1.70%          A          $12.16         1

EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          A          $11.96        14
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.55%          A          $11.87         2
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.65%          A          $11.83        14

EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          A          $11.51        26
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          A          $11.42         6
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          A          $11.38        22
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          A          $11.36        --

EQ/GAMCO SMALL COMPANY VALUE......  1.30%          A          $15.43       476
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          A          $15.31        87
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          A          $15.26       201
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          A          $15.24        12

EQ/GLOBAL BOND PLUS...............  1.30%          A          $10.96        56
EQ/GLOBAL BOND PLUS...............  1.55%          A          $10.87         4
EQ/GLOBAL BOND PLUS...............  1.65%          A          $10.84        15
EQ/GLOBAL BOND PLUS...............  1.70%          A          $10.82         3

EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.30%          A          $11.23        27
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.55%          A          $11.14         3
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.65%          A          $11.10        22
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.70%          A          $11.09        --

EQ/INTERMEDIATE GOVERNMENT BOND...  1.30%          B          $10.54       104
EQ/INTERMEDIATE GOVERNMENT BOND...  1.55%          B          $10.46         3
EQ/INTERMEDIATE GOVERNMENT BOND...  1.65%          B          $10.42        50
EQ/INTERMEDIATE GOVERNMENT BOND...  1.70%          B          $10.41        14

EQ/INTERNATIONAL CORE PLUS........  1.30%          A          $10.27        21
EQ/INTERNATIONAL CORE PLUS........  1.65%          A          $10.15        11
EQ/INTERNATIONAL CORE PLUS........  1.70%          A          $10.14        --

EQ/INTERNATIONAL EQUITY INDEX.....  1.30%          A          $10.38        40
EQ/INTERNATIONAL EQUITY INDEX.....  1.55%          A          $10.30        10
EQ/INTERNATIONAL EQUITY INDEX.....  1.65%          A          $10.26        21
EQ/INTERNATIONAL EQUITY INDEX.....  1.70%          A          $10.25         1

EQ/INTERNATIONAL ETF..............  1.30%          A          $10.63        29
EQ/INTERNATIONAL ETF..............  1.55%          A          $10.55         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/INTERNATIONAL ETF.............  1.65%          A          $10.52         18
EQ/INTERNATIONAL ETF.............  1.70%          A          $10.50          3

EQ/INTERNATIONAL VALUE PLUS......  1.30%          A          $10.02         10
EQ/INTERNATIONAL VALUE PLUS......  1.55%          A          $ 9.94         --
EQ/INTERNATIONAL VALUE PLUS......  1.65%          A          $ 9.91          1

EQ/JPMORGAN VALUE OPPORTUNITIES..  1.30%          A          $12.25         43
EQ/JPMORGAN VALUE OPPORTUNITIES..  1.55%          A          $12.15          3
EQ/JPMORGAN VALUE OPPORTUNITIES..  1.65%          A          $12.12          9
EQ/JPMORGAN VALUE OPPORTUNITIES..  1.70%          A          $12.10          6

EQ/LARGE CAP GROWTH INDEX........  1.30%          A          $13.67         77
EQ/LARGE CAP GROWTH INDEX........  1.55%          A          $13.56          7
EQ/LARGE CAP GROWTH INDEX........  1.65%          A          $13.52         42
EQ/LARGE CAP GROWTH INDEX........  1.70%          A          $13.50         10

EQ/LARGE CAP GROWTH PLUS.........  1.30%          A          $12.43          6
EQ/LARGE CAP GROWTH PLUS.........  1.55%          A          $12.33          2
EQ/LARGE CAP GROWTH PLUS.........  1.65%          A          $12.29          3

EQ/LARGE CAP VALUE INDEX.........  1.30%          A          $13.18         49
EQ/LARGE CAP VALUE INDEX.........  1.55%          A          $13.08          2
EQ/LARGE CAP VALUE INDEX.........  1.65%          A          $13.04         13
EQ/LARGE CAP VALUE INDEX.........  1.70%          A          $13.02         69

EQ/LARGE CAP VALUE PLUS..........  1.30%          A          $12.26         11
EQ/LARGE CAP VALUE PLUS..........  1.65%          A          $12.12          4

EQ/MFS INTERNATIONAL GROWTH......  1.30%          A          $12.09        100
EQ/MFS INTERNATIONAL GROWTH......  1.55%          A          $11.99         16
EQ/MFS INTERNATIONAL GROWTH......  1.65%          A          $11.95         44
EQ/MFS INTERNATIONAL GROWTH......  1.70%          A          $11.93         --

EQ/MID CAP INDEX.................  1.30%          A          $14.59         90
EQ/MID CAP INDEX.................  1.55%          A          $14.47          5
EQ/MID CAP INDEX.................  1.65%          A          $14.43         52
EQ/MID CAP INDEX.................  1.70%          A          $14.40          6

EQ/MID CAP VALUE PLUS............  1.30%          A          $13.35          6
EQ/MID CAP VALUE PLUS............  1.55%          A          $13.24          4
EQ/MID CAP VALUE PLUS............  1.65%          A          $13.20          4

EQ/MONEY MARKET..................  1.30%          A          $ 9.61        371
EQ/MONEY MARKET..................  1.55%          A          $ 9.53      1,674
EQ/MONEY MARKET..................  1.65%          A          $ 9.50        123
EQ/MONEY MARKET..................  1.70%          A          $ 9.49      1,085

EQ/MONTAG & CALDWELL GROWTH......  1.30%          A          $12.45         52
EQ/MONTAG & CALDWELL GROWTH......  1.55%          A          $12.35          8
EQ/MONTAG & CALDWELL GROWTH......  1.65%          A          $12.31         21
EQ/MONTAG & CALDWELL GROWTH......  1.70%          A          $12.29          1

EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          A          $13.10        166
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          A          $13.00         46
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          A          $12.96         59
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          A          $12.94          1

EQ/MUTUAL LARGE CAP EQUITY.......  1.30%          A          $12.09          1
EQ/MUTUAL LARGE CAP EQUITY.......  1.65%          A          $11.95          2

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                           UNITS
                                                    CONTRACT                            OUTSTANDING
                                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                    -------- --------------- ---------- -----------
EQ/MUTUAL LARGE CAP EQUITY.........................  1.70%          A          $11.93         1

EQ/OPPENHEIMER GLOBAL..............................  1.30%          A          $12.47        66
EQ/OPPENHEIMER GLOBAL..............................  1.55%          A          $12.37         4
EQ/OPPENHEIMER GLOBAL..............................  1.65%          A          $12.33        26
EQ/OPPENHEIMER GLOBAL..............................  1.70%          A          $12.31        10

EQ/PIMCO ULTRA SHORT BOND..........................  1.30%          A          $ 9.86       144
EQ/PIMCO ULTRA SHORT BOND..........................  1.55%          A          $ 9.78        22
EQ/PIMCO ULTRA SHORT BOND..........................  1.65%          A          $ 9.75        54
EQ/PIMCO ULTRA SHORT BOND..........................  1.70%          A          $ 9.73       162

EQ/SMALL COMPANY INDEX.............................  1.30%          A          $14.52        61
EQ/SMALL COMPANY INDEX.............................  1.55%          A          $14.40         4
EQ/SMALL COMPANY INDEX.............................  1.65%          A          $14.36        42
EQ/SMALL COMPANY INDEX.............................  1.70%          A          $14.33        56

EQ/T. ROWE PRICE GROWTH STOCK......................  1.30%          A          $13.57       261
EQ/T. ROWE PRICE GROWTH STOCK......................  1.55%          A          $13.47        42
EQ/T. ROWE PRICE GROWTH STOCK......................  1.65%          A          $13.42       109
EQ/T. ROWE PRICE GROWTH STOCK......................  1.70%          A          $13.40         2

EQ/TEMPLETON GLOBAL EQUITY.........................  1.30%          A          $11.62        31
EQ/TEMPLETON GLOBAL EQUITY.........................  1.55%          A          $11.52         7
EQ/TEMPLETON GLOBAL EQUITY.........................  1.65%          A          $11.49        11

EQ/VAN KAMPEN COMSTOCK.............................  1.30%          A          $13.20        19
EQ/VAN KAMPEN COMSTOCK.............................  1.55%          A          $13.09         1
EQ/VAN KAMPEN COMSTOCK.............................  1.65%          A          $13.05        15
EQ/VAN KAMPEN COMSTOCK.............................  1.70%          A          $13.03         1

EQ/WELLS FARGO OMEGA GROWTH........................  1.30%          B          $10.31       448
EQ/WELLS FARGO OMEGA GROWTH........................  1.55%          B          $10.26        91
EQ/WELLS FARGO OMEGA GROWTH........................  1.65%          B          $10.24       229
EQ/WELLS FARGO OMEGA GROWTH........................  1.70%          B          $10.23         7

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............  1.30%   SERVICE CLASS 2   $13.17       363
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............  1.55%   SERVICE CLASS 2   $13.06        24
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............  1.65%   SERVICE CLASS 2   $13.02       204
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............  1.70%   SERVICE CLASS 2   $13.00         9

FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.30%   SERVICE CLASS 2   $12.84       130
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.55%   SERVICE CLASS 2   $12.74        13
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.65%   SERVICE CLASS 2   $12.70        60
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.70%   SERVICE CLASS 2   $12.68        14

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.30%   SERVICE CLASS 2   $12.23       258
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.55%   SERVICE CLASS 2   $12.13        47
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.65%   SERVICE CLASS 2   $12.09       166
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.70%   SERVICE CLASS 2   $12.07        28

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION.  1.30%    COMMON SHARES    $10.35        47
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION.  1.65%    COMMON SHARES    $10.32         7
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION.  1.70%    COMMON SHARES    $10.32         1

FRANKLIN INCOME SECURITIES FUND....................  1.30%       CLASS 2       $12.22       115
FRANKLIN INCOME SECURITIES FUND....................  1.55%       CLASS 2       $12.12         4
FRANKLIN INCOME SECURITIES FUND....................  1.65%       CLASS 2       $12.09        70
FRANKLIN INCOME SECURITIES FUND....................  1.70%       CLASS 2       $12.07       133

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.30%      CLASS 2        $12.52       208
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.55%      CLASS 2        $12.42        26
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.65%      CLASS 2        $12.38       117
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.70%      CLASS 2        $12.36        33

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.30%      CLASS 2        $11.75        21
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.55%      CLASS 2        $11.66        --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.65%      CLASS 2        $11.62         6

GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.30%   SERVICE SHARES    $13.87        75
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.55%   SERVICE SHARES    $13.76        17
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.65%   SERVICE SHARES    $13.72        38
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.70%   SERVICE SHARES    $13.69         1

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................  1.30%     SERIES II       $12.26        37
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................  1.55%     SERIES II       $10.81         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................  1.65%     SERIES II       $10.80        39

INVESCO V.I. GLOBAL REAL ESTATE FUND..................  1.30%     SERIES II       $13.74       258
INVESCO V.I. GLOBAL REAL ESTATE FUND..................  1.55%     SERIES II       $13.63        40
INVESCO V.I. GLOBAL REAL ESTATE FUND..................  1.65%     SERIES II       $13.59       108
INVESCO V.I. GLOBAL REAL ESTATE FUND..................  1.70%     SERIES II       $13.57        18

INVESCO V.I. HIGH YIELD FUND..........................  1.30%     SERIES II       $11.19       146
INVESCO V.I. HIGH YIELD FUND..........................  1.55%     SERIES II       $11.13        23
INVESCO V.I. HIGH YIELD FUND..........................  1.65%     SERIES II       $11.11        77
INVESCO V.I. HIGH YIELD FUND..........................  1.70%     SERIES II       $11.10         8

INVESCO V.I. INTERNATIONAL GROWTH FUND................  1.30%     SERIES II       $11.90       176
INVESCO V.I. INTERNATIONAL GROWTH FUND................  1.55%     SERIES II       $11.81        17
INVESCO V.I. INTERNATIONAL GROWTH FUND................  1.65%     SERIES II       $11.77        62
INVESCO V.I. INTERNATIONAL GROWTH FUND................  1.70%     SERIES II       $11.75         1

INVESCO V.I. MID CAP CORE EQUITY FUND.................  1.30%     SERIES II       $11.76        47
INVESCO V.I. MID CAP CORE EQUITY FUND.................  1.55%     SERIES II       $11.66         1
INVESCO V.I. MID CAP CORE EQUITY FUND.................  1.65%     SERIES II       $11.63        10
INVESCO V.I. MID CAP CORE EQUITY FUND.................  1.70%     SERIES II       $11.61         2

INVESCO V.I. SMALL CAP EQUITY FUND....................  1.30%     SERIES II       $14.80        29
INVESCO V.I. SMALL CAP EQUITY FUND....................  1.55%     SERIES II       $14.68         2
INVESCO V.I. SMALL CAP EQUITY FUND....................  1.65%     SERIES II       $14.64         4
INVESCO V.I. SMALL CAP EQUITY FUND....................  1.70%     SERIES II       $14.61        --

IVY FUNDS VIP ASSET STRATEGY..........................  1.30%   COMMON SHARES     $10.60       199
IVY FUNDS VIP ASSET STRATEGY..........................  1.55%   COMMON SHARES     $10.55        10
IVY FUNDS VIP ASSET STRATEGY..........................  1.65%   COMMON SHARES     $10.53       211
IVY FUNDS VIP ASSET STRATEGY..........................  1.70%   COMMON SHARES     $10.52        10

IVY FUNDS VIP DIVIDEND OPPORTUNITIES..................  1.30%   COMMON SHARES     $12.25        46
IVY FUNDS VIP DIVIDEND OPPORTUNITIES..................  1.55%   COMMON SHARES     $12.16         5
IVY FUNDS VIP DIVIDEND OPPORTUNITIES..................  1.65%   COMMON SHARES     $12.12        28
IVY FUNDS VIP DIVIDEND OPPORTUNITIES..................  1.70%   COMMON SHARES     $12.10        --

IVY FUNDS VIP ENERGY..................................  1.30%   COMMON SHARES     $11.16        95
IVY FUNDS VIP ENERGY..................................  1.55%   COMMON SHARES     $11.07        13
IVY FUNDS VIP ENERGY..................................  1.65%   COMMON SHARES     $11.03        36
IVY FUNDS VIP ENERGY..................................  1.70%   COMMON SHARES     $11.02         2

IVY FUNDS VIP GLOBAL NATURAL RESOURCES................  1.30%   COMMON SHARES     $ 9.32        85
IVY FUNDS VIP GLOBAL NATURAL RESOURCES................  1.55%   COMMON SHARES     $ 9.25         7

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                        -------- --------------- ---------- -----------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.................  1.65%   COMMON SHARES     $ 9.22        32
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.................  1.70%   COMMON SHARES     $ 9.21         1

IVY FUNDS VIP HIGH INCOME..............................  1.30%   COMMON SHARES     $14.20       377
IVY FUNDS VIP HIGH INCOME..............................  1.55%   COMMON SHARES     $14.09        55
IVY FUNDS VIP HIGH INCOME..............................  1.65%   COMMON SHARES     $14.04       174
IVY FUNDS VIP HIGH INCOME..............................  1.70%   COMMON SHARES     $14.02       144

IVY FUNDS VIP MID CAP GROWTH...........................  1.30%   COMMON SHARES     $14.89       150
IVY FUNDS VIP MID CAP GROWTH...........................  1.55%   COMMON SHARES     $14.78        13
IVY FUNDS VIP MID CAP GROWTH...........................  1.65%   COMMON SHARES     $14.73        53
IVY FUNDS VIP MID CAP GROWTH...........................  1.70%   COMMON SHARES     $14.71         2

IVY FUNDS VIP SCIENCE AND TECHNOLOGY...................  1.30%   COMMON SHARES     $13.87       145
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...................  1.55%   COMMON SHARES     $13.76        31
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...................  1.65%   COMMON SHARES     $13.71        55
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...................  1.70%   COMMON SHARES     $13.69        --

IVY FUNDS VIP SMALL CAP GROWTH.........................  1.30%   COMMON SHARES     $12.31        57
IVY FUNDS VIP SMALL CAP GROWTH.........................  1.55%   COMMON SHARES     $12.21         7
IVY FUNDS VIP SMALL CAP GROWTH.........................  1.65%   COMMON SHARES     $12.17        35
IVY FUNDS VIP SMALL CAP GROWTH.........................  1.70%   COMMON SHARES     $12.15        --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....  1.30%   SERVICE SHARES    $12.05       494
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....  1.55%   SERVICE SHARES    $11.96        76
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....  1.65%   SERVICE SHARES    $11.92       246
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....  1.70%   SERVICE SHARES    $11.90        17

LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO.......  1.30%     VC SHARES       $11.17        54
LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO.......  1.55%     VC SHARES       $11.12        22
LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO.......  1.65%     VC SHARES       $11.10        43
LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO.......  1.70%     VC SHARES       $11.08         7

LORD ABBETT SERIES FUND-CLASSIC STOCK PORTFOLIO........  1.30%     VC SHARES       $ 9.89        60
LORD ABBETT SERIES FUND-CLASSIC STOCK PORTFOLIO........  1.55%     VC SHARES       $ 9.84         4
LORD ABBETT SERIES FUND-CLASSIC STOCK PORTFOLIO........  1.65%     VC SHARES       $ 9.82        18
LORD ABBETT SERIES FUND-CLASSIC STOCK PORTFOLIO........  1.70%     VC SHARES       $ 9.81        --

LORD ABBETT SERIES FUND-GROWTH OPPORTUNITIES PORTFOLIO.  1.30%     VC SHARES       $ 9.36        23
LORD ABBETT SERIES FUND-GROWTH OPPORTUNITIES PORTFOLIO.  1.55%     VC SHARES       $ 9.32         3
LORD ABBETT SERIES FUND-GROWTH OPPORTUNITIES PORTFOLIO.  1.65%     VC SHARES       $ 9.30         2
LORD ABBETT SERIES FUND-GROWTH OPPORTUNITIES PORTFOLIO.  1.70%     VC SHARES       $ 9.29         1

MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.30%   SERVICE CLASS     $12.01       313
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.55%   SERVICE CLASS     $11.92        52
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.65%   SERVICE CLASS     $11.88       135
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.70%   SERVICE CLASS     $11.86        17
MFS(R) INVESTORS GROWTH STOCK SERIES...................  1.30%   SERVICE CLASS     $13.18        22
MFS(R) INVESTORS GROWTH STOCK SERIES...................  1.55%   SERVICE CLASS     $13.08         3
MFS(R) INVESTORS GROWTH STOCK SERIES...................  1.65%   SERVICE CLASS     $13.04         8
MFS(R) INVESTORS GROWTH STOCK SERIES...................  1.70%   SERVICE CLASS     $13.02        --

MFS(R) INVESTORS TRUST SERIES..........................  1.30%   SERVICE CLASS     $12.75        15
MFS(R) INVESTORS TRUST SERIES..........................  1.55%   SERVICE CLASS     $12.65         2
MFS(R) INVESTORS TRUST SERIES..........................  1.65%   SERVICE CLASS     $12.61         4
MFS(R) INVESTORS TRUST SERIES..........................  1.70%   SERVICE CLASS     $12.59        --

MFS(R) TECHNOLOGY PORTFOLIO............................  1.30%   SERVICE CLASS     $13.69        56
MFS(R) TECHNOLOGY PORTFOLIO............................  1.55%   SERVICE CLASS     $13.59         4

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.65%    SERVICE CLASS    $13.54        24
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.70%    SERVICE CLASS    $13.52        --

MFS(R) UTILITIES SERIES...............................  1.30%    SERVICE CLASS    $13.86       109
MFS(R) UTILITIES SERIES...............................  1.55%    SERVICE CLASS    $13.75        15
MFS(R) UTILITIES SERIES...............................  1.65%    SERVICE CLASS    $13.71        59
MFS(R) UTILITIES SERIES...............................  1.70%    SERVICE CLASS    $13.68        12

MULTIMANAGER AGGRESSIVE EQUITY........................  1.30%          B          $12.30         4
MULTIMANAGER AGGRESSIVE EQUITY........................  1.55%          B          $53.41         1
MULTIMANAGER AGGRESSIVE EQUITY........................  1.65%          B          $12.01         4

MULTIMANAGER INTERNATIONAL EQUITY.....................  1.30%          B          $13.56         9
MULTIMANAGER INTERNATIONAL EQUITY.....................  1.55%          B          $12.15         3
MULTIMANAGER INTERNATIONAL EQUITY.....................  1.65%          B          $13.13         2

MULTIMANAGER LARGE CAP VALUE..........................  1.30%          B          $14.16         6
MULTIMANAGER LARGE CAP VALUE..........................  1.55%          B          $12.73         5
MULTIMANAGER LARGE CAP VALUE..........................  1.65%          B          $13.71         6

MULTIMANAGER MID CAP GROWTH...........................  1.30%          B          $15.01         8
MULTIMANAGER MID CAP GROWTH...........................  1.55%          B          $11.90         1
MULTIMANAGER MID CAP GROWTH...........................  1.65%          B          $14.53        10
MULTIMANAGER MID CAP GROWTH...........................  1.70%          B          $11.70         1

MULTIMANAGER MID CAP VALUE............................  1.30%          B          $15.94         4
MULTIMANAGER MID CAP VALUE............................  1.55%          B          $14.43         2
MULTIMANAGER MID CAP VALUE............................  1.65%          B          $15.44         3
MULTIMANAGER MID CAP VALUE............................  1.70%          B          $14.19         1

MULTIMANAGER SMALL CAP VALUE..........................  1.30%          B          $12.93         5
MULTIMANAGER SMALL CAP VALUE..........................  1.55%          B          $16.47         1
MULTIMANAGER SMALL CAP VALUE..........................  1.65%          B          $12.55         3

MUTUAL SHARES SECURITIES FUND.........................  1.30%       CLASS 2       $11.83        51
MUTUAL SHARES SECURITIES FUND.........................  1.55%       CLASS 2       $11.74         1
MUTUAL SHARES SECURITIES FUND.........................  1.65%       CLASS 2       $11.70        22

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.30%    ADVISOR CLASS    $12.27       144
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.55%    ADVISOR CLASS    $12.18        12
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.65%    ADVISOR CLASS    $12.14        88
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.70%    ADVISOR CLASS    $12.12         5

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.30%    ADVISOR CLASS    $13.55       123
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.55%    ADVISOR CLASS    $13.44        23
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.65%    ADVISOR CLASS    $13.40        89
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.70%    ADVISOR CLASS    $13.37        27

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.30%    ADVISOR CLASS    $12.56       685
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.55%    ADVISOR CLASS    $12.46        77

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.65%   ADVISOR CLASS     $12.42       416
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.70%   ADVISOR CLASS     $12.40        86

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.30%   ADVISOR CLASS     $11.75       993
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.55%   ADVISOR CLASS     $11.66       187
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.65%   ADVISOR CLASS     $11.62       694
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.70%   ADVISOR CLASS     $11.60       156

PROFUND VP BIOTECHNOLOGY..............................  1.30%   COMMON SHARES     $15.29        39
PROFUND VP BIOTECHNOLOGY..............................  1.55%   COMMON SHARES     $15.17        17
PROFUND VP BIOTECHNOLOGY..............................  1.65%   COMMON SHARES     $15.12        20
PROFUND VP BIOTECHNOLOGY..............................  1.70%   COMMON SHARES     $15.09         1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II............  1.30%      CLASS II       $16.89       126
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II............  1.55%      CLASS II       $16.75        23
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II............  1.65%      CLASS II       $16.70        49
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II............  1.70%      CLASS II       $16.67        46

TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  1.30%      CLASS 2        $11.09        30
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  1.55%      CLASS 2        $11.00         8
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  1.65%      CLASS 2        $10.96        23
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  1.70%      CLASS 2        $10.95        --

TEMPLETON FOREIGN SECURITIES FUND.....................  1.30%      CLASS 2        $11.10        30
TEMPLETON FOREIGN SECURITIES FUND.....................  1.55%      CLASS 2        $11.01         1
TEMPLETON FOREIGN SECURITIES FUND.....................  1.65%      CLASS 2        $10.98        13
TEMPLETON FOREIGN SECURITIES FUND.....................  1.70%      CLASS 2        $10.96         2

TEMPLETON GLOBAL BOND SECURITIES FUND.................  1.30%      CLASS 2        $12.62       615
TEMPLETON GLOBAL BOND SECURITIES FUND.................  1.55%      CLASS 2        $12.52        89
TEMPLETON GLOBAL BOND SECURITIES FUND.................  1.65%      CLASS 2        $12.48       379
TEMPLETON GLOBAL BOND SECURITIES FUND.................  1.70%      CLASS 2        $12.46        44

TEMPLETON GROWTH SECURITIES FUND......................  1.30%      CLASS 2        $11.30        14
TEMPLETON GROWTH SECURITIES FUND......................  1.55%      CLASS 2        $11.21        --
TEMPLETON GROWTH SECURITIES FUND......................  1.65%      CLASS 2        $11.18         3

VAN ECK VIP GLOBAL HARD ASSETS FUND...................  1.30%   CLASS S SHARES    $10.95       372
VAN ECK VIP GLOBAL HARD ASSETS FUND...................  1.55%   CLASS S SHARES    $10.86        35
VAN ECK VIP GLOBAL HARD ASSETS FUND...................  1.65%   CLASS S SHARES    $10.83        92
VAN ECK VIP GLOBAL HARD ASSETS FUND...................  1.70%   CLASS S SHARES    $10.81        82

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the shares of the Portfolio that the Variable
   Investment Options invest in, as further described in Note 5 of these financial statements.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                                       ALLIANCEBERNSTEIN VPS
                                                                   7TWELVE BALANCED ALL ASSET GROWTH-     BALANCED WEALTH
                                                                    PORTFOLIO (1)      ALT 20* (1)    STRATEGY PORTFOLIO** (1)
                                                                   ---------------- ----------------- ------------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $     --          $14,324              $ 8,840
  Expenses:
   Asset-based charges............................................       67,824            5,384                6,049
                                                                       --------          -------              -------

NET INVESTMENT INCOME (LOSS)......................................      (67,824)           8,940                2,791
                                                                       --------          -------              -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       15,468            2,900                2,677
   Realized gain distribution from The Trusts.....................           --           20,940                   --
                                                                       --------          -------              -------
  Net realized gain (loss)........................................       15,468           23,840                2,677
                                                                       --------          -------              -------

  Change in unrealized appreciation (depreciation) of investments.      442,817           12,828               51,642
                                                                       --------          -------              -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      458,285           36,668               54,319
                                                                       --------          -------              -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $390,461          $45,608              $57,110
                                                                       ========          =======              =======

                                                                   ALLIANCEBERNSTEIN VPS AMERICAN CENTURY
                                                                   INTERNATIONAL GROWTH  VP MID CAP VALUE AXA AGGRESSIVE
                                                                      PORTFOLIO** (1)        FUND (1)     ALLOCATION* (1)
                                                                   --------------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................        $ 2,614            $ 17,044         $18,755
  Expenses:
   Asset-based charges............................................          2,349              10,102           5,043
                                                                          -------            --------         -------

NET INVESTMENT INCOME (LOSS)......................................            265               6,942          13,712
                                                                          -------            --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          1,892               3,775          13,293
   Realized gain distribution from The Trusts.....................             --                  --          22,928
                                                                          -------            --------         -------
  Net realized gain (loss)........................................          1,892               3,775          36,221
                                                                          -------            --------         -------

  Change in unrealized appreciation (depreciation) of investments.         32,130              99,453           1,661
                                                                          -------            --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         34,022             103,228          37,882
                                                                          -------            --------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................        $34,287            $110,170         $51,594
                                                                          =======            ========         =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                   AXA AGGRESSIVE AXA BALANCED  AXA CONSERVATIVE
                                                                    STRATEGY*(1)  STRATEGY*(1) GROWTH STRATEGY*(1)
                                                                   -------------- ------------ -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $1,135,897    $1,227,623      $  843,055
  Expenses:
   Asset-based charges............................................      489,012       648,464         434,833
                                                                     ----------    ----------      ----------

NET INVESTMENT INCOME (LOSS)......................................      646,885       579,159         408,222
                                                                     ----------    ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       77,195        48,392          34,439
   Realized gain distribution from The Trusts.....................        1,145            --              --
                                                                     ----------    ----------      ----------
  Net realized gain (loss)........................................       78,340        48,392          34,439
                                                                     ----------    ----------      ----------

  Change in unrealized appreciation (depreciation) of investments.    2,321,496     1,724,949         846,873
                                                                     ----------    ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    2,399,836     1,773,341         881,312
                                                                     ----------    ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $3,046,721    $2,352,500      $1,289,534
                                                                     ==========    ==========      ==========

                                                                   AXA CONSERVATIVE  AXA GROWTH   AXA MODERATE
                                                                     STRATEGY*(1)   STRATEGY*(1) ALLOCATION*(1)
                                                                   ---------------- ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $577,202      $1,111,713     $ 57,322
  Expenses:
   Asset-based charges............................................      292,758         587,660       34,544
                                                                       --------      ----------     --------

NET INVESTMENT INCOME (LOSS)......................................      284,444         524,053       22,778
                                                                       --------      ----------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       41,743         153,955       15,461
   Realized gain distribution from The Trusts.....................           --              --       60,584
                                                                       --------      ----------     --------
  Net realized gain (loss)........................................       41,743         153,955       76,045
                                                                       --------      ----------     --------

  Change in unrealized appreciation (depreciation) of investments.       29,478       2,675,867       95,605
                                                                       --------      ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       71,221       2,829,822      171,650
                                                                       --------      ----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $355,665      $3,353,875     $194,428
                                                                       ========      ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                                          AXA ULTRA
                                                                      AXA MODERATE     AXA MODERATE-PLUS CONSERVATIVE
                                                                   GROWTH STRATEGY*(1)  ALLOCATION*(1)   STRATEGY*(1)
..                                                                  ------------------- ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $2,021,918          $ 34,523          $257
  Expenses:
   Asset-based charges............................................      1,148,393            20,012           164
                                                                       ----------          --------          ----

NET INVESTMENT INCOME (LOSS)......................................        873,525            14,511            93
                                                                       ----------          --------          ----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         70,310            13,181            56
   Realized gain distribution from The Trusts.....................             --            57,031           562
                                                                       ----------          --------          ----
  Net realized gain (loss)........................................         70,310            70,212           618
                                                                       ----------          --------          ----

  Change in unrealized appreciation (depreciation) of investments.      4,704,827            76,473            (4)
                                                                       ----------          --------          ----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,775,137           146,685           614
                                                                       ----------          --------          ----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $5,648,662          $161,196          $707
                                                                       ==========          ========          ====

                                                                                           BLACKROCK LARGE EQ/ALLIANCEBERNSTEIN
                                                                      BLACKROCK GLOBAL     CAP GROWTH V.I.    DYNAMIC WEALTH
                                                                   ALLOCATION V.I. FUND(1)     FUND(1)        STRATEGIES*(1)
..                                                                  ----------------------- --------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................        $109,831            $ 13,597          $  793,344
  Expenses:
   Asset-based charges............................................          30,909               4,390             893,011
                                                                          --------            --------          ----------

NET INVESTMENT INCOME (LOSS)......................................          78,922               9,207             (99,667)
                                                                          --------            --------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          15,364               3,518              70,431
   Realized gain distribution from The Trusts.....................          24,310              84,038             876,923
                                                                          --------            --------          ----------
  Net realized gain (loss)........................................          39,674              87,556             947,354
                                                                          --------            --------          ----------

  Change in unrealized appreciation (depreciation) of investments.         102,141             (90,225)          4,034,893
                                                                          --------            --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         141,815              (2,669)          4,982,247
                                                                          --------            --------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................        $220,737            $  6,538          $4,882,580
                                                                          ========            ========          ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                   EQ/ALLIANCEBERNSTEIN EQ/AXA FRANKLIN EQ/BLACKROCK
                                                                        SMALL CAP       SMALL CAP VALUE BASIC VALUE
                                                                        GROWTH*(1)         CORE*(1)      EQUITY*(1)
                                                                   -------------------- --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  4,789           $ 2,401       $101,934
  Expenses:
   Asset-based charges............................................          8,238             1,329         30,097
                                                                         --------           -------       --------

NET INVESTMENT INCOME (LOSS)......................................         (3,449)            1,072         71,837
                                                                         --------           -------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          8,892             1,279          7,146
   Realized gain distribution from The Trusts.....................        115,509                --             --
                                                                         --------           -------       --------
  Net realized gain (loss)........................................        124,401             1,279          7,146
                                                                         --------           -------       --------

  Change in unrealized appreciation (depreciation) of investments.        (40,280)           19,203        181,854
                                                                         --------           -------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         84,121            20,482        189,000
                                                                         --------           -------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................       $ 80,672           $21,554       $260,837
                                                                         ========           =======       ========

                                                                      EQ/BOSTON     EQ/CAPITAL
                                                                   ADVISORS EQUITY   GUARDIAN   EQ/COMMON STOCK
                                                                     INCOME*(1)    RESEARCH*(1)    INDEX*(1)
                                                                   --------------- ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $52,738       $ 4,399        $13,233
  Expenses:
   Asset-based charges............................................      10,512         1,958          3,909
                                                                       -------       -------        -------

NET INVESTMENT INCOME (LOSS)......................................      42,226         2,441          9,324
                                                                       -------       -------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       4,157         7,324          1,436
   Realized gain distribution from The Trusts.....................      32,009            --             --
                                                                       -------       -------        -------
  Net realized gain (loss)........................................      36,166         7,324          1,436
                                                                       -------       -------        -------

  Change in unrealized appreciation (depreciation) of investments.      19,010        12,815         20,156
                                                                       -------       -------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      55,176        20,139         21,592
                                                                       -------       -------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $97,402       $22,580        $30,916
                                                                       =======       =======        =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK EQ/EQUITY 500 EQ/FRANKLIN CORE
                                                                    INDEX*(1)      VENTURE*(1)      INDEX*(1)     BALANCED*(1)
                                                                   ------------ ----------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 39,257        $12,208        $ 96,482        $11,758
  Expenses:
   Asset-based charges............................................     12,135          5,741          25,352          1,115
                                                                     --------        -------        --------        -------

NET INVESTMENT INCOME (LOSS)......................................     27,122          6,467          71,130         10,643
                                                                     --------        -------        --------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      2,252          7,187          13,320            870
   Realized gain distribution from The Trusts.....................         --             --           2,428             --
                                                                     --------        -------        --------        -------
  Net realized gain (loss)........................................      2,252          7,187          15,748            870
                                                                     --------        -------        --------        -------

  Change in unrealized appreciation (depreciation) of investments.    (24,805)        24,373          50,703         (6,089)
                                                                     --------        -------        --------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (22,553)        31,560          66,451         (5,219)
                                                                     --------        -------        --------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $  4,569        $38,027        $137,581        $ 5,424
                                                                     ========        =======        ========        =======

                                                                    EQ/FRANKLIN
                                                                     TEMPLETON      EQ/GAMCO MERGERS
                                                                   ALLOCATION*(1) AND ACQUISITIONS*(1)
                                                                   -------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $6,400           $    --
  Expenses:
   Asset-based charges............................................      1,093             2,700
                                                                       ------           -------

NET INVESTMENT INCOME (LOSS)......................................      5,307            (2,700)
                                                                       ------           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        249               142
   Realized gain distribution from The Trusts.....................         --            11,855
                                                                       ------           -------
  Net realized gain (loss)........................................        249            11,997
                                                                       ------           -------

  Change in unrealized appreciation (depreciation) of investments.      4,157             3,594
                                                                       ------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,406            15,591
                                                                       ------           -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $9,713           $12,891
                                                                       ======           =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                    EQ/GAMCO SMALL   EQ/GLOBAL BOND EQ/GLOBAL MULTI-
                                                                   COMPANY VALUE*(1)    PLUS*(1)    SECTOR EQUITY*(1)
                                                                   ----------------- -------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $134,544         $  9,875         $ 7,426
  Expenses:
   Asset-based charges............................................       48,273            3,641           2,861
                                                                       --------         --------         -------

NET INVESTMENT INCOME (LOSS)......................................       86,271            6,234           4,565
                                                                       --------         --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       12,788              125           1,290
   Realized gain distribution from The Trusts.....................      268,808           23,255              --
                                                                       --------         --------         -------
  Net realized gain (loss)........................................      281,596           23,380           1,290
                                                                       --------         --------         -------

  Change in unrealized appreciation (depreciation) of investments.      461,191          (24,891)         31,212
                                                                       --------         --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      742,787           (1,511)         32,502
                                                                       --------         --------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $829,058         $  4,723         $37,067
                                                                       ========         ========         =======

                                                                     EQ/INTERMEDIATE   EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                   GOVERNMENT BOND*(1)  CORE PLUS*(1)   EQUITY INDEX*(1)
                                                                   ------------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 4,191           $ 3,972          $21,048
  Expenses:
   Asset-based charges............................................         8,092             1,388            3,353
                                                                         -------           -------          -------

NET INVESTMENT INCOME (LOSS)......................................        (3,901)            2,584           17,695
                                                                         -------           -------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................           175             3,098            3,605
   Realized gain distribution from The Trusts.....................         6,754                --               --
                                                                         -------           -------          -------
  Net realized gain (loss)........................................         6,929             3,098            3,605
                                                                         -------           -------          -------

  Change in unrealized appreciation (depreciation) of investments.        (9,608)           19,333           48,329
                                                                         -------           -------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (2,679)           22,431           51,934
                                                                         -------           -------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................       $(6,580)          $25,015          $69,629
                                                                         =======           =======          =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                                        EQ/JPMORGAN
                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL       VALUE
                                                                       ETF*(1)       VALUE PLUS*(1)  OPPORTUNITIES*(1)
                                                                   ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $10,880           $1,509           $ 6,739
  Expenses:
   Asset-based charges............................................       1,845              309             3,432
                                                                       -------           ------           -------

NET INVESTMENT INCOME (LOSS)......................................       9,035            1,200             3,307
                                                                       -------           ------           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         336              108               586
   Realized gain distribution from The Trusts.....................      18,420               --                --
                                                                       -------           ------           -------
  Net realized gain (loss)........................................      18,756              108               586
                                                                       -------           ------           -------

  Change in unrealized appreciation (depreciation) of investments.      11,976            6,539            32,611
                                                                       -------           ------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      30,732            6,647            33,197
                                                                       -------           ------           -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $39,767           $7,847           $36,504
                                                                       =======           ======           =======

                                                                     EQ/LARGE CAP    EQ/LARGE CAP    EQ/LARGE CAP
                                                                   GROWTH INDEX*(1) GROWTH PLUS*(1) VALUE INDEX*(1)
                                                                   ---------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $22,181          $  712          $31,865
  Expenses:
   Asset-based charges............................................       8,599             517            7,512
                                                                       -------          ------          -------

NET INVESTMENT INCOME (LOSS)......................................      13,582             195           24,353
                                                                       -------          ------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       4,259             631            1,275
   Realized gain distribution from The Trusts.....................          --              --               --
                                                                       -------          ------          -------
  Net realized gain (loss)........................................       4,259             631            1,275
                                                                       -------          ------          -------

  Change in unrealized appreciation (depreciation) of investments.      11,434             497            9,512
                                                                       -------          ------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      15,693           1,128           10,787
                                                                       -------          ------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $29,275          $1,323          $35,140
                                                                       =======          ======          =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                     EQ/MFS
                                                                    EQ/LARGE CAP  INTERNATIONAL
                                                                   VALUE PLUS*(1)  GROWTH*(1)   EQ/MID CAP INDEX*(1)
                                                                   -------------- ------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $2,806       $ 16,970          $19,210
  Expenses:
   Asset-based charges............................................        720          6,524            8,291
                                                                       ------       --------          -------

NET INVESTMENT INCOME (LOSS)......................................      2,086         10,446           10,919
                                                                       ------       --------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        116          3,430              959
                                                                       ------       --------          -------
  Net realized gain (loss)........................................        116          3,430              959
                                                                       ------       --------          -------

  Change in unrealized appreciation (depreciation) of investments.      4,378         95,214           84,273
                                                                       ------       --------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,494         98,644           85,232
                                                                       ------       --------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $6,580       $109,090          $96,151
                                                                       ======       ========          =======

                                                                   EQ/MID CAP VALUE                         EQ/MONTAG &
                                                                       PLUS*(1)     EQ/MONEY MARKET*(1) CALDWELL GROWTH*(1)
                                                                   ---------------- ------------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 2,154           $      --            $ 8,630
  Expenses:
   Asset-based charges............................................         815             157,491              4,550
                                                                       -------           ---------            -------

NET INVESTMENT INCOME (LOSS)......................................       1,339            (157,491)             4,080
                                                                       -------           ---------            -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,105                  16              4,882
                                                                       -------           ---------            -------
  Net realized gain (loss)........................................       2,105                  16              4,882
                                                                       -------           ---------            -------

  Change in unrealized appreciation (depreciation) of investments.       7,373                 107              4,773
                                                                       -------           ---------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       9,478                 123              9,655
                                                                       -------           ---------            -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $10,817           $(157,368)           $13,735
                                                                       =======           =========            =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                                     GROWTH*(1)    CAP EQUITY*(1)    GLOBAL*(1)   SHORT BOND*(1)
                                                                   --------------- --------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 16,136          $155          $  9,638       $ 19,224
  Expenses:
   Asset-based charges............................................      16,011            68             5,210         20,637
                                                                      --------          ----          --------       --------

NET INVESTMENT INCOME (LOSS)......................................         125            87             4,428         (1,413)
                                                                      --------          ----          --------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (1,537)            1             5,184          4,259
   Realized gain distribution from The Trusts.....................      44,096            --                --             --
                                                                      --------          ----          --------       --------
  Net realized gain (loss)........................................      42,559             1             5,184          4,259
                                                                      --------          ----          --------       --------

  Change in unrealized appreciation (depreciation) of investments.      57,405           233            94,534        (12,053)
                                                                      --------          ----          --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      99,964           234            99,718         (7,794)
                                                                      --------          ----          --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $100,089          $321          $104,146       $ (9,207)
                                                                      ========          ====          ========       ========

                                                                   EQ/SMALL COMPANY EQ/T. ROWE PRICE
                                                                      INDEX*(1)     GROWTH STOCK*(1)
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 32,927         $     --
  Expenses:
   Asset-based charges............................................       10,222           22,003
                                                                       --------         --------

NET INVESTMENT INCOME (LOSS)......................................       22,705          (22,003)
                                                                       --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        9,688            7,501
   Realized gain distribution from The Trusts.....................      129,487               --
                                                                       --------         --------
  Net realized gain (loss)........................................      139,175            7,501
                                                                       --------         --------

  Change in unrealized appreciation (depreciation) of investments.      (85,337)         121,297
                                                                       --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       53,838          128,798
                                                                       --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $ 76,543         $106,795
                                                                       ========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                     EQ/TEMPLETON    EQ/VAN KAMPEN  EQ/WELLS FARGO
                                                                   GLOBAL EQUITY*(1) COMSTOCK*(1)  OMEGA GROWTH*(1)
                                                                   ----------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 6,253         $ 5,603        $    987
  Expenses:
   Asset-based charges............................................        1,660           1,691          31,950
                                                                        -------         -------        --------

NET INVESTMENT INCOME (LOSS)......................................        4,593           3,912         (30,963)
                                                                        -------         -------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        2,272           2,737           7,635
   Realized gain distribution from The Trusts.....................           --              --         200,905
                                                                        -------         -------        --------
  Net realized gain (loss)........................................        2,272           2,737         208,540
                                                                        -------         -------        --------

  Change in unrealized appreciation (depreciation) of investments.       19,809          12,290          68,572
                                                                        -------         -------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       22,081          15,027         277,112
                                                                        -------         -------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $26,674         $18,939        $246,149
                                                                        =======         =======        ========

                                                                   FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                    CONTRAFUND(R)  FIDELITY(R) VIP MID STRATEGIC INCOME
                                                                    PORTFOLIO(1)    CAP PORTFOLIO(1)     PORTFOLIO(1)
                                                                   --------------- ------------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 77,797          $   9,888          $176,407
  Expenses:
   Asset-based charges............................................      30,995             11,516            24,372
                                                                      --------          ---------          --------

NET INVESTMENT INCOME (LOSS)......................................      46,802             (1,628)          152,035
                                                                      --------          ---------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      11,441              7,024             1,931
   Realized gain distribution from The Trusts.....................          --            208,802            47,951
                                                                      --------          ---------          --------
  Net realized gain (loss)........................................      11,441            215,826            49,882
                                                                      --------          ---------          --------

  Change in unrealized appreciation (depreciation) of investments.     135,663           (111,787)          (68,250)
                                                                      --------          ---------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     147,104            104,039           (18,368)
                                                                      --------          ---------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $193,906          $ 102,411          $133,667
                                                                      ========          =========          ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                     FIRST TRUST/DOW                            FRANKLIN
                                                                     JONES DIVIDEND &    FRANKLIN INCOME    STRATEGIC INCOME
                                                                   INCOME ALLOCATION(1) SECURITIES FUND(1) SECURITIES FUND(1)
                                                                   -------------------- ------------------ ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................        $6,838             $ 7,601            $ 29,984
  Expenses:
   Asset-based charges............................................         2,279              15,099              18,965
                                                                          ------             -------            --------

NET INVESTMENT INCOME (LOSS)......................................         4,559              (7,498)             11,019
                                                                          ------             -------            --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         2,424               4,715                (965)
   Realized gain distribution from The Trusts.....................            --                  --                 504
                                                                          ------             -------            --------
  Net realized gain (loss)........................................         2,424               4,715                (461)
                                                                          ------             -------            --------

  Change in unrealized appreciation (depreciation) of investments.           859              67,848             125,128
                                                                          ------             -------            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         3,283              72,563             124,667
                                                                          ------             -------            --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................        $7,842             $65,065            $135,686
                                                                          ======             =======            ========

                                                                   FRANKLIN TEMPLETON   GOLDMAN SACHS     INVESCO V.I.
                                                                   VIP FOUNDING FUNDS VIT MID CAP VALUE   DIVERSIFIED
                                                                   ALLOCATION FUND(1)      FUND(1)      DIVIDEND FUND(1)
                                                                   ------------------ ----------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $    --            $14,742          $ 7,266
  Expenses:
   Asset-based charges............................................        1,171              6,918            3,888
                                                                        -------            -------          -------

NET INVESTMENT INCOME (LOSS)......................................       (1,171)             7,824            3,378
                                                                        -------            -------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        3,350              5,571            1,431
   Realized gain distribution from The Trusts.....................           --                 --               --
                                                                        -------            -------          -------
  Net realized gain (loss)........................................        3,350              5,571            1,431
                                                                        -------            -------          -------

  Change in unrealized appreciation (depreciation) of investments.       14,667             72,836           28,820
                                                                        -------            -------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       18,017             78,407           30,251
                                                                        -------            -------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $16,846            $86,231          $33,629
                                                                        =======            =======          =======

-----------
The accompanying notes are an integral part of these financial statements.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                                          INVESCO V.I.
                                                                   INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL
                                                                   REAL ESTATE FUND(1)   YIELD FUND(1)   GROWTH FUND(1)
                                                                   ------------------- ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 12,461           $ 76,191         $ 19,495
  Expenses:
   Asset-based charges............................................        22,661             11,793           12,029
                                                                        --------           --------         --------

NET INVESTMENT INCOME (LOSS)......................................       (10,200)            64,398            7,466
                                                                        --------           --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         3,106              1,732              455
   Realized gain distribution from The Trusts.....................            --                 --               --
                                                                        --------           --------         --------
  Net realized gain (loss)........................................         3,106              1,732              455
                                                                        --------           --------         --------

  Change in unrealized appreciation (depreciation) of investments.       387,974             47,775          158,945
                                                                        --------           --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       391,080             49,507          159,400
                                                                        --------           --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $380,880           $113,905         $166,866
                                                                        ========           ========         ========

                                                                   INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP ASSET
                                                                   CORE EQUITY FUND(1)  CAP EQUITY FUND(1)     STRATEGY(1)
                                                                   -------------------- ------------------ -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $    --             $    --            $  1,022
  Expenses:
   Asset-based charges............................................         2,889               2,122              19,086
                                                                         -------             -------            --------

NET INVESTMENT INCOME (LOSS)......................................        (2,889)             (2,122)            (18,064)
                                                                         -------             -------            --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................            36               1,392               6,978
   Realized gain distribution from The Trusts.....................         3,461                  --                  --
                                                                         -------             -------            --------
  Net realized gain (loss)........................................         3,497               1,392               6,978
                                                                         -------             -------            --------

  Change in unrealized appreciation (depreciation) of investments.        26,207              28,441             289,497
                                                                         -------             -------            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        29,704              29,833             296,475
                                                                         -------             -------            --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................       $26,815             $27,711            $278,411
                                                                         =======             =======            ========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                    IVY FUNDS VIP                 IVY FUNDS VIP
                                                                       DIVIDEND     IVY FUNDS VIP GLOBAL NATURAL
                                                                   OPPORTUNITIES(1)   ENERGY(1)    RESOURCES(1)
                                                                   ---------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $    68         $    --       $    --
  Expenses:
   Asset-based charges............................................       3,915           6,915         4,952
                                                                       -------         -------       -------

NET INVESTMENT INCOME (LOSS)......................................      (3,847)         (6,915)       (4,952)
                                                                       -------         -------       -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       6,773           2,213         1,442
   Realized gain distribution from The Trusts.....................          --              --           209
                                                                       -------         -------       -------
  Net realized gain (loss)........................................       6,773           2,213         1,651
                                                                       -------         -------       -------

  Change in unrealized appreciation (depreciation) of investments.      15,326          59,627        52,543
                                                                       -------         -------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      22,099          61,840        54,194
                                                                       -------         -------       -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $18,252         $54,925       $49,242
                                                                       =======         =======       =======

                                                                                                        IVY FUNDS VIP
                                                                   IVY FUNDS VIP HIGH IVY FUNDS VIP MID  SCIENCE AND
                                                                       INCOME(1)        CAP GROWTH(1)   TECHNOLOGY(1)
                                                                   ------------------ ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $  4,384          $     --        $     --
  Expenses:
   Asset-based charges............................................        43,740            12,305          12,940
                                                                        --------          --------        --------

NET INVESTMENT INCOME (LOSS)......................................       (39,356)          (12,305)        (12,940)
                                                                        --------          --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        10,249               852           9,018
   Realized gain distribution from The Trusts.....................            --             2,251             109
                                                                        --------          --------        --------
  Net realized gain (loss)........................................        10,249             3,103           9,127
                                                                        --------          --------        --------

  Change in unrealized appreciation (depreciation) of investments.       408,739           155,228         149,934
                                                                        --------          --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       418,988           158,331         159,061
                                                                        --------          --------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $379,632          $146,026        $146,121
                                                                        ========          ========        ========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                                                             LORD ABBETT
                                                                                        LAZARD RETIREMENT  SERIES FUND-BOND
                                                                   IVY FUNDS VIP SMALL  EMERGING MARKETS      DEBENTURE
                                                                      CAP GROWTH(1)    EQUITY PORTFOLIO(1)   PORTFOLIO(1)
                                                                   ------------------- ------------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $    --            $144,512           $ 74,677
  Expenses:
   Asset-based charges............................................         5,550              40,152              5,969
                                                                         -------            --------           --------

NET INVESTMENT INCOME (LOSS)......................................        (5,550)            104,360             68,708
                                                                         -------            --------           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          (385)              9,149              4,330
   Realized gain distribution from The Trusts.....................           864             104,918             15,962
                                                                         -------            --------           --------
  Net realized gain (loss)........................................           479             114,067             20,292
                                                                         -------            --------           --------

  Change in unrealized appreciation (depreciation) of investments.         1,275             575,369            (47,925)
                                                                         -------            --------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         1,754             689,436            (27,633)
                                                                         -------            --------           --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................       $(3,796)           $793,796           $ 41,075
                                                                         =======            ========           ========

                                                                                  LORD ABBETT
                                                                    LORD ABBETT  SERIES FUND-
                                                                   SERIES FUND-     GROWTH
                                                                   CLASSIC STOCK OPPORTUNITIES MFS(R) INTERNATIONAL
                                                                   PORTFOLIO(1)  PORTFOLIO(1)   VALUE PORTFOLIO(1)
                                                                   ------------- ------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 7,841       $   345          $ 27,966
  Expenses:
   Asset-based charges............................................      3,038         1,433            25,613
                                                                      -------       -------          --------

NET INVESTMENT INCOME (LOSS)......................................      4,803        (1,088)            2,353
                                                                      -------       -------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      4,222           (27)           17,457
   Realized gain distribution from The Trusts.....................         --        13,949                --
                                                                      -------       -------          --------
  Net realized gain (loss)........................................      4,222        13,922            17,457
                                                                      -------       -------          --------

  Change in unrealized appreciation (depreciation) of investments.     12,469        (5,232)          268,519
                                                                      -------       -------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     16,691         8,690           285,976
                                                                      -------       -------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $21,494       $ 7,602          $288,329
                                                                      =======       =======          ========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                      SERIES(1)     TRUST SERIES(1)    PORTFOLIO(1)
                                                                   ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   389          $   730           $    --
  Expenses:
   Asset-based charges............................................       1,900            1,109             4,497
                                                                       -------          -------           -------

NET INVESTMENT INCOME (LOSS)......................................      (1,511)            (379)           (4,497)
                                                                       -------          -------           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       1,876              183             1,485
   Realized gain distribution from The Trusts.....................       8,584               --                --
                                                                       -------          -------           -------
  Net realized gain (loss)........................................      10,460              183             1,485
                                                                       -------          -------           -------

  Change in unrealized appreciation (depreciation) of investments.       8,910           10,824            30,193
                                                                       -------          -------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      19,370           11,007            31,678
                                                                       -------          -------           -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $17,859          $10,628           $27,181
                                                                       =======          =======           =======

                                                                                                          MULTIMANAGER
                                                                   MFS(R) UTILITIES     MULTIMANAGER      INTERNATIONAL
                                                                      SERIES(1)     AGGRESSIVE EQUITY*(1)  EQUITY*(1)
                                                                   ---------------- --------------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $48,195             $  290            $ 2,207
  Expenses:
   Asset-based charges............................................      10,659                861                980
                                                                       -------             ------            -------

NET INVESTMENT INCOME (LOSS)......................................      37,536               (571)             1,227
                                                                       -------             ------            -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       6,408              2,434              6,825
   Realized gain distribution from The Trusts.....................          --                 --                 --
                                                                       -------             ------            -------
  Net realized gain (loss)........................................       6,408              2,434              6,825
                                                                       -------             ------            -------

  Change in unrealized appreciation (depreciation) of investments.      54,848              4,884             12,083
                                                                       -------             ------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      61,256              7,318             18,908
                                                                       -------             ------            -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $98,792             $6,747            $20,135
                                                                       =======             ======            =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012




                                                                   MULTIMANAGER LARGE MULTIMANAGER MID MULTIMANAGER MID
                                                                     CAP VALUE*(1)     CAP GROWTH*(1)   CAP VALUE*(1)
                                                                   ------------------ ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 2,526           $    --           $  398
  Expenses:
   Asset-based charges............................................        1,446             1,265              567
                                                                        -------           -------           ------

NET INVESTMENT INCOME (LOSS)......................................        1,080            (1,265)            (169)
                                                                        -------           -------           ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        4,725             1,470            1,390
   Realized gain distribution from The Trusts.....................           --                --               --
                                                                        -------           -------           ------
  Net realized gain (loss)........................................        4,725             1,470            1,390
                                                                        -------           -------           ------

  Change in unrealized appreciation (depreciation) of investments.        9,614            11,498            6,923
                                                                        -------           -------           ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       14,339            12,968            8,313
                                                                        -------           -------           ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $15,419           $11,703           $8,144
                                                                        =======           =======           ======

                                                                                                         PIMCO VARIABLE INSURANCE
                                                                                                                  TRUST
                                                                   MULTIMANAGER SMALL   MUTUAL SHARES     COMMODITYREALRETURN(R)
                                                                     CAP VALUE*(1)    SECURITIES FUND(1)  STRATEGY PORTFOLIO(1)
                                                                   ------------------ ------------------ ------------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  648            $ 9,325              $  27,206
  Expenses:
   Asset-based charges............................................          621              4,457                 12,436
                                                                         ------            -------              ---------

NET INVESTMENT INCOME (LOSS)......................................           27              4,868                 14,770
                                                                         ------            -------              ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................           29              4,327                    863
   Realized gain distribution from The Trusts.....................           --                 --                 90,064
                                                                         ------            -------              ---------
  Net realized gain (loss)........................................           29              4,327                 90,927
                                                                         ------            -------              ---------

  Change in unrealized appreciation (depreciation) of investments.        9,383             25,653               (134,549)
                                                                         ------            -------              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        9,412             29,980                (43,622)
                                                                         ------            -------              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................       $9,439            $34,848              $ (28,852)
                                                                         ======            =======              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                                            PIMCO VARIABLE  PIMCO VARIABLE
                                                                   PIMCO VARIABLE INSURANCE INSURANCE TRUST INSURANCE TRUST
                                                                    TRUST EMERGING MARKETS    REAL RETURN    TOTAL RETURN
                                                                      BOND PORTFOLIO(1)      PORTFOLIO(1)    PORTFOLIO(1)
                                                                   ------------------------ --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................         $ 42,115            $  22,121       $ 150,036
  Expenses:
   Asset-based charges............................................           13,186               65,481          95,592
                                                                           --------            ---------       ---------

NET INVESTMENT INCOME (LOSS)......................................           28,929              (43,360)         54,444
                                                                           --------            ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................            5,997                7,486          21,555
   Realized gain distribution from The Trusts.....................               --              689,723         378,801
                                                                           --------            ---------       ---------
  Net realized gain (loss)........................................            5,997              697,209         400,356
                                                                           --------            ---------       ---------

  Change in unrealized appreciation (depreciation) of investments.           83,425             (536,798)       (154,944)
                                                                           --------            ---------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............           89,422              160,411         245,412
                                                                           --------            ---------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................         $118,351            $ 117,051       $ 299,856
                                                                           ========            =========       =========

                                                                                                        TEMPLETON
                                                                                     T. ROWE PRICE      DEVELOPING
                                                                      PROFUND VP    HEALTH SCIENCES      MARKETS
                                                                   BIOTECHNOLOGY(1) PORTFOLIO II(1) SECURITIES FUND(1)
                                                                   ---------------- --------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $    --         $     --          $   628
  Expenses:
   Asset-based charges............................................       3,444           15,756            2,846
                                                                       -------         --------          -------

NET INVESTMENT INCOME (LOSS)......................................      (3,444)         (15,756)          (2,218)
                                                                       -------         --------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       6,058           11,121            8,124
   Realized gain distribution from The Trusts.....................          --           66,784               --
                                                                       -------         --------          -------
  Net realized gain (loss)........................................       6,058           77,905            8,124
                                                                       -------         --------          -------

  Change in unrealized appreciation (depreciation) of investments.      29,821          (21,831)          44,656
                                                                       -------         --------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      35,879           56,074           52,780
                                                                       -------         --------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $32,435         $ 40,318          $50,562
                                                                       =======         ========          =======

-----------
The accompanying notes are an integral part of these financial statements.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                                      TEMPLETON GLOBAL
                                                                   TEMPLETON FOREIGN  BOND SECURITIES   TEMPLETON GROWTH
                                                                   SECURITIES FUND(1)     FUND(1)      SECURITIES FUND(1)
                                                                   ------------------ ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 1,605           $103,086           $  148
  Expenses:
   Asset-based charges............................................        2,108             59,047              484
                                                                        -------           --------           ------

NET INVESTMENT INCOME (LOSS)......................................         (503)            44,039             (336)
                                                                        -------           --------           ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................           85             (1,239)           1,174
   Realized gain distribution from The Trusts.....................           --              2,588               --
                                                                        -------           --------           ------
  Net realized gain (loss)........................................           85              1,349            1,174
                                                                        -------           --------           ------

  Change in unrealized appreciation (depreciation) of investments.       47,400            606,712            8,691
                                                                        -------           --------           ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       47,485            608,061            9,865
                                                                        -------           --------           ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $46,982           $652,100           $9,529
                                                                        =======           ========           ======

                                                                   VAN ECK VIP GLOBAL
                                                                   HARD ASSETS FUND(1)
                                                                   -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 26,402
  Expenses:
   Asset-based charges............................................        27,059
                                                                        --------

NET INVESTMENT INCOME (LOSS)......................................          (657)
                                                                        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         2,451
   Realized gain distribution from The Trusts.....................        44,049
                                                                        --------
  Net realized gain (loss)........................................        46,500
                                                                        --------

  Change in unrealized appreciation (depreciation) of investments.       109,491
                                                                        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       155,991
                                                                        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $155,334
                                                                        ========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Commenced operations on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                  7TWELVE
                                                                                  BALANCED        ALL ASSET
                                                                                PORTFOLIO(A)  GROWTH-ALT 20*(A)
                                                                                ------------  -----------------
                                                                                    2012            2012
                                                                                ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................. $    (67,824)     $   8,940
  Net realized gain (loss) on investments......................................       15,468         23,840
  Change in unrealized appreciation (depreciation) of investments..............      442,817         12,828
                                                                                ------------      ---------
  Net Increase (decrease) in net assets from operations........................      390,461         45,608
                                                                                ------------      ---------

CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:................................................
   Payments received from contractowners.......................................   15,922,224        924,933
   Transfers between Variable Investment Options including guaranteed
    interest account, net......................................................    1,860,556         14,624
   Transfers for contract benefits and terminations............................     (146,409)        (9,446)
   Contract maintenance charges................................................           --             --
                                                                                ------------      ---------
  Net increase (decrease) in net assets from contractowner transactions........   17,636,371        930,111
                                                                                ------------      ---------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 70.        1,501            101
                                                                                ------------      ---------

INCREASE (DECREASE) IN NET ASSETS..............................................   18,028,333        975,820
NET ASSETS -- BEGINNING OF PERIOD..............................................           --             --
                                                                                ------------      ---------

NET ASSETS -- END OF PERIOD.................................................... $ 18,028,333      $ 975,820
                                                                                ============      =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................           --             85
  Redeemed.....................................................................           --             (4)
                                                                                ------------      ---------
  Net Increase (Decrease)......................................................           --             81
                                                                                ============      =========

UNIT ACTIVITY CLASS B
  Issued.......................................................................           --             --
  Redeemed.....................................................................           --             --
                                                                                ------------      ---------
  Net Increase (Decrease)......................................................           --             --
                                                                                ============      =========

UNIT ACTIVITY CLASS II
  Issued.......................................................................           --             --
  Redeemed.....................................................................           --             --
                                                                                ------------      ---------
  Net Increase (Decrease)......................................................           --             --
                                                                                ============      =========

UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................        1,757             --
  Redeemed.....................................................................          (34)            --
                                                                                ------------      ---------
  Net Increase (Decrease)......................................................        1,723             --
                                                                                ============      =========

                                                                                 ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                                                                    BALANCED WEALTH         INTERNATIONAL
                                                                                STRATEGY PORTFOLIO**(A) GROWTH PORTFOLIO**(A)
                                                                                ----------------------- ---------------------
                                                                                         2012                   2012
                                                                                ----------------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................       $     2,791             $     265
  Net realized gain (loss) on investments......................................             2,677                 1,892
  Change in unrealized appreciation (depreciation) of investments..............            51,642                32,130
                                                                                      -----------             ---------
  Net Increase (decrease) in net assets from operations........................            57,110                34,287
                                                                                      -----------             ---------

CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:................................................
   Payments received from contractowners.......................................         1,186,756               483,655
   Transfers between Variable Investment Options including guaranteed
    interest account, net......................................................           178,577                56,190
   Transfers for contract benefits and terminations............................           (15,387)               (4,503)
   Contract maintenance charges................................................                --                    --
                                                                                      -----------             ---------
  Net increase (decrease) in net assets from contractowner transactions........         1,349,946               535,342
                                                                                      -----------             ---------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 70.               399                    98
                                                                                      -----------             ---------

INCREASE (DECREASE) IN NET ASSETS..............................................         1,407,455               569,727
NET ASSETS -- BEGINNING OF PERIOD..............................................                --                    --
                                                                                      -----------             ---------

NET ASSETS -- END OF PERIOD....................................................       $ 1,407,455             $ 569,727
                                                                                      ===========             =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................                --                    --
  Redeemed.....................................................................                --                    --
                                                                                      -----------             ---------
  Net Increase (Decrease)......................................................                --                    --
                                                                                      ===========             =========

UNIT ACTIVITY CLASS B
  Issued.......................................................................               126                    67
  Redeemed.....................................................................                (7)                  (13)
                                                                                      -----------             ---------
  Net Increase (Decrease)......................................................               119                    54
                                                                                      ===========             =========

UNIT ACTIVITY CLASS II
  Issued.......................................................................                --                    --
  Redeemed.....................................................................                --                    --
                                                                                      -----------             ---------
  Net Increase (Decrease)......................................................                --                    --
                                                                                      ===========             =========

UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................                --                    --
  Redeemed.....................................................................                --                    --
                                                                                      -----------             ---------
  Net Increase (Decrease)......................................................                --                    --
                                                                                      ===========             =========

                                                                                 AMERICAN CENTURY VP  AXA AGGRESSIVE
                                                                                MID CAP VALUE FUND(A) ALLOCATION*(A)
                                                                                --------------------- --------------
                                                                                        2012               2012
                                                                                --------------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................      $     6,942       $    13,712
  Net realized gain (loss) on investments......................................            3,775            36,221
  Change in unrealized appreciation (depreciation) of investments..............           99,453             1,661
                                                                                     -----------       -----------
  Net Increase (decrease) in net assets from operations........................          110,170            51,594
                                                                                     -----------       -----------

CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:................................................
   Payments received from contractowners.......................................        2,208,142         2,502,755
   Transfers between Variable Investment Options including guaranteed
    interest account, net......................................................          246,859          (273,687)
   Transfers for contract benefits and terminations............................          (11,626)             (169)
   Contract maintenance charges................................................               --                --
                                                                                     -----------       -----------
  Net increase (decrease) in net assets from contractowner transactions........        2,443,375         2,228,899
                                                                                     -----------       -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 70.              100                93
                                                                                     -----------       -----------

INCREASE (DECREASE) IN NET ASSETS..............................................        2,553,645         2,280,586
NET ASSETS -- BEGINNING OF PERIOD..............................................               --                --
                                                                                     -----------       -----------

NET ASSETS -- END OF PERIOD....................................................      $ 2,553,645       $ 2,280,586
                                                                                     ===========       ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.......................................................................               --               222
  Redeemed.....................................................................               --               (28)
                                                                                     -----------       -----------
  Net Increase (Decrease)......................................................               --               194
                                                                                     ===========       ===========

UNIT ACTIVITY CLASS B
  Issued.......................................................................               --                --
  Redeemed.....................................................................               --                --
                                                                                     -----------       -----------
  Net Increase (Decrease)......................................................               --                --
                                                                                     ===========       ===========

UNIT ACTIVITY CLASS II
  Issued.......................................................................              190                --
  Redeemed.....................................................................               (5)               --
                                                                                     -----------       -----------
  Net Increase (Decrease)......................................................              185                --
                                                                                     ===========       ===========

UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................               --                --
  Redeemed.....................................................................               --                --
                                                                                     -----------       -----------
  Net Increase (Decrease)......................................................               --                --
                                                                                     ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                         AXA AGGRESSIVE  AXA BALANCED   AXA CONSERVATIVE
                                                                          STRATEGY*(A)   STRATEGY*(A)  GROWTH STRATEGY*(A)
                                                                         -------------- -------------  -------------------
                                                                              2012           2012             2012
                                                                         -------------- -------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................... $     646,885  $     579,159     $     408,222
  Net realized gain (loss) on investments...............................        78,340         48,392            34,439
  Change in unrealized appreciation (depreciation) of investments.......     2,321,496      1,724,949           846,873
                                                                         -------------  -------------     -------------
  Net Increase (decrease) in net assets from operations.................     3,046,721      2,352,500         1,289,534
                                                                         -------------  -------------     -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................   105,437,991    144,121,930        94,886,476
   Transfers between Variable Investment Options including
    guaranteed interest account, net....................................    15,654,245     25,575,432        18,159,397
   Transfers for contract benefits and terminations.....................      (230,132)      (247,459)         (261,685)
   Contract maintenance charges.........................................          (568)            --                --
                                                                         -------------  -------------     -------------
  Net increase (decrease) in net assets from contractowner transactions.   120,861,536    169,449,903       112,784,188
                                                                         -------------  -------------     -------------
  Net increase (decrease) in amount retained by AXA in Separate
   Account No. 70.......................................................         9,001          7,200             7,201
                                                                         -------------  -------------     -------------

INCREASE (DECREASE) IN NET ASSETS.......................................   123,917,258    171,809,603       114,080,923
NET ASSETS -- BEGINNING OF PERIOD                                                   --             --                --
                                                                         -------------  -------------     -------------
NET ASSETS -- END OF PERIOD............................................. $ 123,917,258  $ 171,809,603     $ 114,080,923
                                                                         =============  =============     =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued................................................................            --             --                --
  Redeemed..............................................................            --             --                --
                                                                         -------------  -------------     -------------
  Net Increase (Decrease)...............................................            --             --                --
                                                                         =============  =============     =============

UNIT ACTIVITY CLASS B
  Issued................................................................        12,009         15,337            10,330
  Redeemed..............................................................          (175)           (91)              (71)
                                                                         -------------  -------------     -------------
  Net Increase (Decrease)...............................................        11,834         15,246            10,259
                                                                         =============  =============     =============

                                                                         AXA CONSERVATIVE   AXA GROWTH    AXA MODERATE
                                                                           STRATEGY*(A)    STRATEGY*(A)  ALLOCATION*(A)
                                                                         ---------------- -------------  --------------
                                                                               2012            2012           2012
                                                                         ---------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)..........................................   $    284,444   $     524,053   $    22,778
  Net realized gain (loss) on investments...............................         41,743         153,955        76,045
  Change in unrealized appreciation (depreciation) of investments.......         29,478       2,675,867        95,605
                                                                           ------------   -------------   -----------
  Net Increase (decrease) in net assets from operations.................        355,665       3,353,875       194,428
                                                                           ------------   -------------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................     62,616,861     136,767,907     6,801,276
   Transfers between Variable Investment Options including
    guaranteed interest account, net....................................     12,764,572      22,598,319       814,569
   Transfers for contract benefits and terminations.....................       (302,306)       (255,307)     (185,010)
   Contract maintenance charges.........................................           (393)           (120)           --
                                                                           ------------   -------------   -----------
  Net increase (decrease) in net assets from contractowner transactions.     75,078,734     159,110,799     7,430,835
                                                                           ------------   -------------   -----------
  Net increase (decrease) in amount retained by AXA in Separate
   Account No. 70.......................................................          4,500           7,700           601
                                                                           ------------   -------------   -----------

INCREASE (DECREASE) IN NET ASSETS.......................................     75,438,899     162,472,374     7,625,864
NET ASSETS -- BEGINNING OF PERIOD                                                    --              --            --
                                                                           ------------   -------------   -----------
NET ASSETS -- END OF PERIOD.............................................   $ 75,438,899   $ 162,472,374   $ 7,625,864
                                                                           ============   =============   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued................................................................             --              --           723
  Redeemed..............................................................             --              --           (52)
                                                                           ------------   -------------   -----------
  Net Increase (Decrease)...............................................             --              --           671
                                                                           ============   =============   ===========

UNIT ACTIVITY CLASS B
  Issued................................................................          7,166          14,282            --
  Redeemed..............................................................           (179)           (219)           --
                                                                           ------------   -------------   -----------
  Net Increase (Decrease)...............................................          6,987          14,063            --
                                                                           ============   =============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                  AXA MODERATE                       AXA ULTRA
                                                                                     GROWTH        AXA MODERATE-    CONSERVATIVE
                                                                                  STRATEGY*(A)  PLUS ALLOCATION*(A) STRATEGY*(A)
                                                                                  ------------  ------------------- ------------
                                                                                      2012             2012             2012
                                                                                  ------------  ------------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................... $    873,525      $   14,511         $   93
  Net realized gain (loss) on investments........................................       70,310          70,212            618
  Change in unrealized appreciation (depreciation) of investments................    4,704,827          76,473             (4)
                                                                                  ------------      ----------         ------
  Net Increase (decrease) in net assets from operations..........................    5,648,662         161,196            707
                                                                                  ------------      ----------         ------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.........................................  262,936,106       4,388,897             --
   Transfers between Variable Investment Options including guaranteed interest
    account, net.................................................................   43,960,068         189,701          1,515
   Transfers for contract benefits and terminations..............................     (490,853)       (129,388)            --
   Contract maintenance charges..................................................         (359)             --           (698)
                                                                                  ------------      ----------         ------

  Net increase (decrease) in net assets from contractowner transactions..........  306,404,962       4,449,210            817
                                                                                  ------------      ----------         ------

  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70........................................................................       14,899             599            101
                                                                                  ------------      ----------         ------

INCREASE (DECREASE) IN NET ASSETS................................................  312,068,523       4,611,005          1,625
NET ASSETS -- BEGINNING OF PERIOD................................................           --              --             --
                                                                                  ------------      ----------         ------

NET ASSETS -- END OF PERIOD...................................................... $312,068,523      $4,611,005         $1,625
                                                                                  ============      ==========         ======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.........................................................................           --             421             --
  Redeemed.......................................................................           --             (23)            --
                                                                                  ------------      ----------         ------
  Net Increase (Decrease)........................................................           --             398             --
                                                                                  ============      ==========         ======
UNIT ACTIVITY CLASS B
  Issued.........................................................................       27,399              --             35
  Redeemed.......................................................................          (77)             --            (35)
                                                                                  ------------      ----------         ------
  Net Increase (Decrease)........................................................       27,322              --             --
                                                                                  ============      ==========         ======
UNIT ACTIVITY CLASS III
  Issued.........................................................................           --              --             --
  Redeemed.......................................................................           --              --             --
                                                                                  ------------      ----------         ------
  Net Increase (Decrease)........................................................           --              --             --
                                                                                  ============      ==========         ======

                                                                                     BLACKROCK GLOBAL     BLACKROCK LARGE CAP
                                                                                  ALLOCATION V.I. FUND(A) GROWTH V.I. FUND(A)
                                                                                  ----------------------- -------------------
                                                                                           2012                  2012
                                                                                  ----------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................       $   78,922            $    9,207
  Net realized gain (loss) on investments........................................           39,674                87,556
  Change in unrealized appreciation (depreciation) of investments................          102,141               (90,225)
                                                                                        ----------            ----------
  Net Increase (decrease) in net assets from operations..........................          220,737                 6,538
                                                                                        ----------            ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.........................................        6,274,823             1,177,277
   Transfers between Variable Investment Options including guaranteed interest
    account, net.................................................................        1,206,802                 2,813
   Transfers for contract benefits and terminations..............................          (25,401)              (10,344)
   Contract maintenance charges..................................................               --                    --
                                                                                        ----------            ----------

  Net increase (decrease) in net assets from contractowner transactions..........        7,456,224             1,169,746
                                                                                        ----------            ----------

  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70........................................................................              817                 2,721
                                                                                        ----------            ----------

INCREASE (DECREASE) IN NET ASSETS................................................        7,677,778             1,179,005
NET ASSETS -- BEGINNING OF PERIOD................................................               --                    --
                                                                                        ----------            ----------

NET ASSETS -- END OF PERIOD......................................................       $7,677,778            $1,179,005
                                                                                        ==========            ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.........................................................................               --                    --
  Redeemed.......................................................................               --                    --
                                                                                        ----------            ----------
  Net Increase (Decrease)........................................................               --                    --
                                                                                        ==========            ==========
UNIT ACTIVITY CLASS B
  Issued.........................................................................               --                    --
  Redeemed.......................................................................               --                    --
                                                                                        ----------            ----------
  Net Increase (Decrease)........................................................               --                    --
                                                                                        ==========            ==========
UNIT ACTIVITY CLASS III
  Issued.........................................................................              704                    94
  Redeemed.......................................................................              (24)                   (6)
                                                                                        ----------            ----------
  Net Increase (Decrease)........................................................              680                    88
                                                                                        ==========            ==========

                                                                                  EQ/ALLIANCEBERNSTEIN
                                                                                     DYNAMIC WEALTH
                                                                                     STRATEGIES*(A)
                                                                                  --------------------
                                                                                          2012
                                                                                  --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................     $    (99,667)
  Net realized gain (loss) on investments........................................          947,354
  Change in unrealized appreciation (depreciation) of investments................        4,034,893
                                                                                      ------------
  Net Increase (decrease) in net assets from operations..........................        4,882,580
                                                                                      ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.........................................      179,793,527
   Transfers between Variable Investment Options including guaranteed interest
    account, net.................................................................       34,702,584
   Transfers for contract benefits and terminations..............................         (287,464)
   Contract maintenance charges..................................................             (331)
                                                                                      ------------

  Net increase (decrease) in net assets from contractowner transactions..........      214,208,316
                                                                                      ------------

  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70........................................................................            4,164
                                                                                      ------------

INCREASE (DECREASE) IN NET ASSETS................................................      219,095,060
NET ASSETS -- BEGINNING OF PERIOD................................................               --
                                                                                      ------------

NET ASSETS -- END OF PERIOD......................................................     $219,095,060
                                                                                      ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.........................................................................               --
  Redeemed.......................................................................               --
                                                                                      ------------
  Net Increase (Decrease)........................................................               --
                                                                                      ============
UNIT ACTIVITY CLASS B
  Issued.........................................................................           21,897
  Redeemed.......................................................................             (183)
                                                                                      ------------
  Net Increase (Decrease)........................................................           21,714
                                                                                      ============
UNIT ACTIVITY CLASS III
  Issued.........................................................................               --
  Redeemed.......................................................................               --
                                                                                      ------------
  Net Increase (Decrease)........................................................               --
                                                                                      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                          EQ/ALLIANCEBERNSTEIN EQ/AXA FRANKLIN EQ/BLACKROCK
                                                                               SMALL CAP          SMALL CAP    BASIC VALUE
                                                                               GROWTH*(A)      VALUE CORE*(A)   EQUITY*(A)
                                                                          -------------------- --------------- ------------
                                                                                  2012              2012           2012
                                                                          -------------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................      $   (3,449)        $  1,072      $   71,837
  Net realized gain (loss) on investments................................         124,401            1,279           7,146
  Change in unrealized appreciation (depreciation) of investments........         (40,280)          19,203         181,854
                                                                               ----------         --------      ----------

  Net Increase (decrease) in net assets from operations..................          80,672           21,554         260,837
                                                                               ----------         --------      ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................       2,058,271          309,989       6,360,782
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................         257,567           31,048         478,646
   Transfers for contract benefits and terminations......................         (19,423)            (977)        (30,364)
   Contract maintenance charges..........................................              --               --              --
                                                                               ----------         --------      ----------

  Net increase (decrease) in net assets from contractowner transactions..       2,296,415          340,060       6,809,064
                                                                               ----------         --------      ----------

  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................             100               99             701
                                                                               ----------         --------      ----------

INCREASE (DECREASE) IN NET ASSETS........................................       2,377,187          361,713       7,070,602
NET ASSETS -- BEGINNING OF PERIOD........................................              --               --              --
                                                                               ----------         --------      ----------

NET ASSETS -- END OF PERIOD..............................................      $2,377,187         $361,713      $7,070,602
                                                                               ==========         ========      ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................             158               28             581
  Redeemed...............................................................              (6)              (1)             (7)
                                                                               ----------         --------      ----------
  Net Increase (Decrease)................................................             152               27             574
                                                                               ==========         ========      ==========

                                                                             EQ/BOSTON     EQ/CAPITAL  EQ/COMMON
                                                                          ADVISORS EQUITY   GUARDIAN     STOCK
                                                                            INCOME*(A)    RESEARCH*(A) INDEX*(A)
                                                                          --------------- ------------ ---------
                                                                               2012           2012       2012
                                                                          --------------- ------------ ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................   $   42,226      $  2,441   $  9,324
  Net realized gain (loss) on investments................................       36,166         7,324      1,436
  Change in unrealized appreciation (depreciation) of investments........       19,010        12,815     20,156
                                                                            ----------      --------   --------

  Net Increase (decrease) in net assets from operations..................       97,402        22,580     30,916
                                                                            ----------      --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................    2,509,234       500,352    760,603
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................      467,410        10,181    105,230
   Transfers for contract benefits and terminations......................      (16,822)      (60,957)    (7,006)
   Contract maintenance charges..........................................           --            --         --
                                                                            ----------      --------   --------

  Net increase (decrease) in net assets from contractowner transactions..    2,959,822       449,576    858,827
                                                                            ----------      --------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................          120            99        100
                                                                            ----------      --------   --------

INCREASE (DECREASE) IN NET ASSETS........................................    3,057,344       472,255    889,843
NET ASSETS -- BEGINNING OF PERIOD........................................           --            --         --
                                                                            ----------      --------   --------

NET ASSETS -- END OF PERIOD..............................................   $3,057,344      $472,255   $889,843
                                                                            ==========      ========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.................................................................          234            45         67
  Redeemed...............................................................           (3)          (12)        (1)
                                                                            ----------      --------   --------
  Net Increase (Decrease)................................................          231            33         66
                                                                            ==========      ========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                                EQ/DAVIS
                                                                                  EQ/CORE BOND  NEW YORK   EQ/EQUITY 500
                                                                                   INDEX*(A)   VENTURE*(A)   INDEX*(A)
                                                                                  ------------ ----------- -------------
                                                                                      2012        2012         2012
                                                                                  ------------ ----------- -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................................  $   27,122  $    6,467   $   71,130
  Net realized gain (loss) on investments........................................       2,252       7,187       15,748
  Change in unrealized appreciation (depreciation) of investments................     (24,805)     24,373       50,703
                                                                                   ----------  ----------   ----------

  Net Increase (decrease) in net assets from operations..........................       4,569      38,027      137,581
                                                                                   ----------  ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.........................................   2,873,585   1,349,090    5,254,474
   Transfers between Variable Investment Options including guaranteed interest
    account, net.................................................................     241,914      26,983      896,227
   Transfers for contract benefits and terminations..............................     (60,634)       (992)     (31,313)
   Contract maintenance charges..................................................          --          --           --
                                                                                   ----------  ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions..........   3,054,865   1,375,081    6,119,388
                                                                                   ----------  ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...         201          99          699
                                                                                   ----------  ----------   ----------

INCREASE (DECREASE) IN NET ASSETS................................................   3,059,635   1,413,207    6,257,668
NET ASSETS -- BEGINNING OF PERIOD................................................          --          --           --
                                                                                   ----------  ----------   ----------

NET ASSETS -- END OF PERIOD......................................................  $3,059,635  $1,413,207   $6,257,668
                                                                                   ==========  ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.........................................................................          --         128          486
  Redeemed.......................................................................          --          (8)         (13)
                                                                                   ----------  ----------   ----------
  Net Increase (Decrease)........................................................          --         120          473
                                                                                   ==========  ==========   ==========
UNIT ACTIVITY CLASS B
  Issued.........................................................................         321          --           --
  Redeemed.......................................................................         (40)         --           --
                                                                                   ----------  ----------   ----------
  Net Increase (Decrease)........................................................         281          --           --
                                                                                   ==========  ==========   ==========

                                                                                                     EQ/FRANKLIN
                                                                                     EQ/FRANKLIN      TEMPLETON
                                                                                  CORE BALANCED*(A) ALLOCATION*(A)
                                                                                  ----------------- --------------
                                                                                        2012             2012
                                                                                  ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................................     $ 10,643         $  5,307
  Net realized gain (loss) on investments........................................          870              249
  Change in unrealized appreciation (depreciation) of investments................       (6,089)           4,157
                                                                                      --------         --------

  Net Increase (decrease) in net assets from operations..........................        5,424            9,713
                                                                                      --------         --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.........................................      266,402          340,139
   Transfers between Variable Investment Options including guaranteed interest
    account, net.................................................................      127,524            5,913
   Transfers for contract benefits and terminations..............................       (2,651)          (1,327)
   Contract maintenance charges..................................................           --               --
                                                                                      --------         --------

  Net increase (decrease) in net assets from contractowner transactions..........      391,275          344,725
                                                                                      --------         --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...           17              100
                                                                                      --------         --------

INCREASE (DECREASE) IN NET ASSETS................................................      396,716          354,538
NET ASSETS -- BEGINNING OF PERIOD................................................           --               --
                                                                                      --------         --------

NET ASSETS -- END OF PERIOD......................................................     $396,716         $354,538
                                                                                      ========         ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.........................................................................           40               32
  Redeemed.......................................................................           (8)              (2)
                                                                                      --------         --------
  Net Increase (Decrease)........................................................           32               30
                                                                                      ========         ========
UNIT ACTIVITY CLASS B
  Issued.........................................................................           --               --
  Redeemed.......................................................................           --               --
                                                                                      --------         --------
  Net Increase (Decrease)........................................................           --               --
                                                                                      ========         ========

                                                                                      EQ/GAMCO
                                                                                    MERGERS AND
                                                                                  ACQUISITIONS*(A)
                                                                                  ----------------
                                                                                        2012
                                                                                  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................................     $ (2,700)
  Net realized gain (loss) on investments........................................       11,997
  Change in unrealized appreciation (depreciation) of investments................        3,594
                                                                                      --------

  Net Increase (decrease) in net assets from operations..........................       12,891
                                                                                      --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.........................................      553,966
   Transfers between Variable Investment Options including guaranteed interest
    account, net.................................................................       68,484
   Transfers for contract benefits and terminations..............................       (3,591)
   Contract maintenance charges..................................................           --
                                                                                      --------

  Net increase (decrease) in net assets from contractowner transactions..........      618,859
                                                                                      --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...          199
                                                                                      --------

INCREASE (DECREASE) IN NET ASSETS................................................      631,949
NET ASSETS -- BEGINNING OF PERIOD................................................           --
                                                                                      --------

NET ASSETS -- END OF PERIOD......................................................     $631,949
                                                                                      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.........................................................................           55
  Redeemed.......................................................................           (1)
                                                                                      --------
  Net Increase (Decrease)........................................................           54
                                                                                      ========
UNIT ACTIVITY CLASS B
  Issued.........................................................................           --
  Redeemed.......................................................................           --
                                                                                      --------
  Net Increase (Decrease)........................................................           --
                                                                                      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                                    EQ/GLOBAL   EQ/INTERMEDIATE
                                                                    EQ/GAMCO SMALL     EQ/GLOBAL   MULTI-SECTOR   GOVERNMENT
                                                                   COMPANY VALUE*(A) BOND PLUS*(A)  EQUITY*(A)     BOND*(A)
                                                                   ----------------- ------------- ------------ ---------------
                                                                         2012            2012          2012          2012
                                                                   ----------------- ------------- ------------ ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)....................................    $    86,271      $  6,234      $  4,565     $   (3,901)
  Net realized gain (loss) on investments.........................        281,596        23,380         1,290          6,929
  Change in unrealized appreciation (depreciation) of investments.        461,191       (24,891)       31,212         (9,608)
                                                                      -----------      --------      --------     ----------

  Net Increase (decrease) in net assets from operations...........        829,058         4,723        37,067         (6,580)
                                                                      -----------      --------      --------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..........................     10,036,825       752,125       490,466      1,533,038
   Transfers between Variable Investment Options including
    guaranteed interest account, net..............................      1,113,462        95,624        61,891        290,020
   Transfers for contract benefits and terminations...............        (50,068)       (5,220)       (2,305)       (27,003)
   Contract maintenance charges...................................             --            --            --             --
                                                                      -----------      --------      --------     ----------

  Net increase (decrease) in net assets from contractowner
   transactions...................................................     11,100,219       842,529       550,052      1,796,055
                                                                      -----------      --------      --------     ----------

  Net increase (decrease) in amount retained by AXA in Separate
   Account No. 70.................................................            699           200            99            200
                                                                      -----------      --------      --------     ----------

INCREASE (DECREASE) IN NET ASSETS.................................     11,929,976       847,452       587,218      1,789,675
NET ASSETS -- BEGINNING OF PERIOD.................................             --            --            --             --
                                                                      -----------      --------      --------     ----------

NET ASSETS -- END OF PERIOD.......................................    $11,929,976      $847,452      $587,218     $1,789,675
                                                                      ===========      ========      ========     ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..........................................................            788            81            53             --
  Redeemed........................................................            (12)           (3)           (1)            --
                                                                      -----------      --------      --------     ----------
  Net Increase (Decrease).........................................            776            78            52             --
                                                                      ===========      ========      ========     ==========
UNIT ACTIVITY CLASS B
  Issued..........................................................             --            --            --            179
  Redeemed........................................................             --            --            --             (8)
                                                                      -----------      --------      --------     ----------
  Net Increase (Decrease).........................................             --            --            --            171
                                                                      ===========      ========      ========     ==========

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                    CORE PLUS*(A)   EQUITY INDEX*(A)
                                                                   ---------------- ----------------
                                                                         2012             2012
                                                                   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)....................................     $  2,584         $ 17,695
  Net realized gain (loss) on investments.........................        3,098            3,605
  Change in unrealized appreciation (depreciation) of investments.       19,333           48,329
                                                                       --------         --------

  Net Increase (decrease) in net assets from operations...........       25,015           69,629
                                                                       --------         --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..........................      290,682          582,556
   Transfers between Variable Investment Options including
    guaranteed interest account, net..............................       13,809           92,442
   Transfers for contract benefits and terminations...............         (232)          (5,295)
   Contract maintenance charges...................................           --               --
                                                                       --------         --------

  Net increase (decrease) in net assets from contractowner
   transactions...................................................      304,259          669,703
                                                                       --------         --------

  Net increase (decrease) in amount retained by AXA in Separate
   Account No. 70.................................................          100              199
                                                                       --------         --------

INCREASE (DECREASE) IN NET ASSETS.................................      329,374          739,531
NET ASSETS -- BEGINNING OF PERIOD.................................           --               --
                                                                       --------         --------

NET ASSETS -- END OF PERIOD.......................................     $329,374         $739,531
                                                                       ========         ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..........................................................           35               76
  Redeemed........................................................           (3)              (4)
                                                                       --------         --------
  Net Increase (Decrease).........................................           32               72
                                                                       ========         ========
UNIT ACTIVITY CLASS B
  Issued..........................................................           --               --
  Redeemed........................................................           --               --
                                                                       --------         --------
  Net Increase (Decrease).........................................           --               --
                                                                       ========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                         EQ/INTERNATIONAL EQ/INTERNATIONAL       EQ/JPMORGAN
                                                             ETF*(A)       VALUE PLUS*(A)  VALUE OPPORTUNITIES*(A)
                                                         ---------------- ---------------- -----------------------
                                                               2012             2012                2012
                                                         ---------------- ---------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income (loss)..........................     $  9,035         $  1,200            $  3,307
  Net realized gain (loss) on investments...............       18,756              108                 586
  Change in unrealized appreciation (depreciation) of
   investments..........................................       11,976            6,539              32,611
                                                             --------         --------            --------

  Net Increase (decrease) in net assets from operations.       39,767            7,847              36,504
                                                             --------         --------            --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................      465,876           96,051             643,455
   Transfers between Variable Investment Options
    including guaranteed interest account, net..........       52,442            3,280              68,314
   Transfers for contract benefits and terminations.....       (1,128)            (721)             (5,125)
   Contract maintenance charges.........................           --               --                  --
                                                             --------         --------            --------

  Net increase (decrease) in net assets from
   contractowner transactions...........................      517,190           98,610             706,644
                                                             --------         --------            --------

  Net increase (decrease) in amount retained by AXA in
   Separate Account No. 70..............................           22              100                 101
                                                             --------         --------            --------

INCREASE (DECREASE) IN NET ASSETS.......................      556,979          106,557             743,249
NET ASSETS -- BEGINNING OF PERIOD.......................           --               --                  --
                                                             --------         --------            --------

NET ASSETS -- END OF PERIOD.............................     $556,979         $106,557            $743,249
                                                             ========         ========            ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued................................................           53               11                  62
  Redeemed..............................................           --               --                  (1)
                                                             --------         --------            --------
  Net Increase (Decrease)...............................           53               11                  61
                                                             ========         ========            ========

                                                           EQ/LARGE CAP    EQ/LARGE CAP    EQ/LARGE CAP
                                                         GROWTH INDEX*(A) GROWTH PLUS*(A) VALUE INDEX*(A)
                                                         ---------------- --------------- ---------------
                                                               2012            2012            2012
                                                         ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income (loss)..........................    $   13,582       $    195       $   24,353
  Net realized gain (loss) on investments...............         4,259            631            1,275
  Change in unrealized appreciation (depreciation) of
   investments..........................................        11,434            497            9,512
                                                            ----------       --------       ----------

  Net Increase (decrease) in net assets from operations.        29,275          1,323           35,140
                                                            ----------       --------       ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................     1,589,601        161,279          806,225
   Transfers between Variable Investment Options
    including guaranteed interest account, net..........       238,041        (23,605)         900,733
   Transfers for contract benefits and terminations.....        (5,971)          (288)          (3,802)
   Contract maintenance charges.........................            --             --               --
                                                            ----------       --------       ----------

  Net increase (decrease) in net assets from
   contractowner transactions...........................     1,821,671        137,386        1,703,156
                                                            ----------       --------       ----------

  Net increase (decrease) in amount retained by AXA in
   Separate Account No. 70..............................           199            100               99
                                                            ----------       --------       ----------

INCREASE (DECREASE) IN NET ASSETS.......................     1,851,145        138,809        1,738,395
NET ASSETS -- BEGINNING OF PERIOD.......................            --             --               --
                                                            ----------       --------       ----------

NET ASSETS -- END OF PERIOD.............................    $1,851,145       $138,809       $1,738,395
                                                            ==========       ========       ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued................................................           140             15              134
  Redeemed..............................................            (4)            (4)              (1)
                                                            ----------       --------       ----------
  Net Increase (Decrease)...............................           136             11              133
                                                            ==========       ========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                                                EQ/MFS
                                                                                               EQ/LARGE CAP  INTERNATIONAL
                                                                                              VALUE PLUS*(A)  GROWTH*(A)
                                                                                              -------------- -------------
                                                                                                   2012          2012
                                                                                              -------------- -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................    $  2,086     $   10,446
  Net realized gain (loss) on investments....................................................         116          3,430
  Change in unrealized appreciation (depreciation) of investments............................       4,378         95,214
                                                                                                 --------     ----------

  Net Increase (decrease) in net assets from operations......................................       6,580        109,090
                                                                                                 --------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     123,745      1,699,964
   Transfers between Variable Investment Options including guaranteed interest account, net..      58,700        140,412
   Transfers for contract benefits and terminations..........................................        (940)       (20,789)
   Contract maintenance charges..............................................................          --             --
                                                                                                 --------     ----------

  Net increase (decrease) in net assets from contractowner transactions......................     181,505      1,819,587
                                                                                                 --------     ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...............         102            100
                                                                                                 --------     ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     188,187      1,928,777
NET ASSETS -- BEGINNING OF PERIOD............................................................          --             --
                                                                                                 --------     ----------

NET ASSETS -- END OF PERIOD..................................................................    $188,187     $1,928,777
                                                                                                 ========     ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          15            163
  Redeemed...................................................................................          --             (3)
                                                                                                 --------     ----------
  Net Increase (Decrease)....................................................................          15            160
                                                                                                 ========     ==========

                                                                                                EQ/MID
                                                                                                  CAP       EQ/MID CAP
                                                                                               INDEX*(A)  VALUE PLUS*(A)
                                                                                              ----------  --------------
                                                                                                 2012          2012
                                                                                              ----------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   10,919     $  1,339
  Net realized gain (loss) on investments....................................................        959        2,105
  Change in unrealized appreciation (depreciation) of investments............................     84,273        7,373
                                                                                              ----------     --------

  Net Increase (decrease) in net assets from operations......................................     96,151       10,817
                                                                                              ----------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,731,329      221,268
   Transfers between Variable Investment Options including guaranteed interest account, net..    396,021      (38,103)
   Transfers for contract benefits and terminations..........................................     (4,111)        (258)
   Contract maintenance charges..............................................................         --           --
                                                                                              ----------     --------

  Net increase (decrease) in net assets from contractowner transactions......................  2,123,239      182,907
                                                                                              ----------     --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...............        199          100
                                                                                              ----------     --------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,219,589      193,824
NET ASSETS -- BEGINNING OF PERIOD............................................................         --           --
                                                                                              ----------     --------

NET ASSETS -- END OF PERIOD.................................................................. $2,219,589     $193,824
                                                                                              ==========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        154           18
  Redeemed...................................................................................         (1)          (4)
                                                                                              ----------     --------
  Net Increase (Decrease)....................................................................        153           14
                                                                                              ==========     ========

                                                                                                            EQ/MONTAG
                                                                                                EQ/MONEY    & CALDWELL
                                                                                               MARKET*(A)   GROWTH*(A)
                                                                                              ------------  ----------
                                                                                                  2012         2012
                                                                                              ------------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (157,491) $    4,080
  Net realized gain (loss) on investments....................................................           16       4,882
  Change in unrealized appreciation (depreciation) of investments............................          107       4,773
                                                                                              ------------  ----------

  Net Increase (decrease) in net assets from operations......................................     (157,368)     13,735
                                                                                              ------------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   59,214,074     839,089
   Transfers between Variable Investment Options including guaranteed interest account, net..  (27,815,761)    168,661
   Transfers for contract benefits and terminations..........................................     (247,745)     (2,751)
   Contract maintenance charges..............................................................           --          --
                                                                                              ------------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   31,150,568   1,004,999
                                                                                              ------------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...............        3,098         100
                                                                                              ------------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   30,996,298   1,018,834
NET ASSETS -- BEGINNING OF PERIOD............................................................           --          --
                                                                                              ------------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 30,996,298  $1,018,834
                                                                                              ============  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        5,586          88
  Redeemed...................................................................................       (2,333)         (6)
                                                                                              ------------  ----------
  Net Increase (Decrease)....................................................................        3,253          82
                                                                                              ============  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012






                                                                                  EQ/MORGAN STANLEY EQ/MUTUAL
                                                                                       MID CAP      LARGE CAP  EQ/OPPENHEIMER
                                                                                     GROWTH*(A)     EQUITY*(A)   GLOBAL*(A)
                                                                                  ----------------- ---------- --------------
                                                                                        2012           2012         2012
                                                                                  ----------------- ---------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................................    $      125      $    87     $    4,428
  Net realized gain (loss) on investments........................................        42,559            1          5,184
  Change in unrealized appreciation (depreciation) of investments................        57,405          233         94,534
                                                                                     ----------      -------     ----------

  Net Increase (decrease) in net assets from operations..........................       100,089          321        104,146
                                                                                     ----------      -------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.........................................     3,141,316       18,738      1,040,484
   Transfers between Variable Investment Options including guaranteed interest
    account, net.................................................................       329,756       30,225        180,601
   Transfers for contract benefits and terminations..............................       (12,589)          --         (4,734)
   Contract maintenance charges..................................................            --           --             --
                                                                                     ----------      -------     ----------

  Net increase (decrease) in net assets from contractowner transactions..........     3,458,483       48,963      1,216,351
                                                                                     ----------      -------     ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...           700          101            100
                                                                                     ----------      -------     ----------

INCREASE (DECREASE) IN NET ASSETS................................................     3,559,272       49,385      1,320,597
NET ASSETS -- BEGINNING OF PERIOD................................................            --           --             --
                                                                                     ----------      -------     ----------

NET ASSETS -- END OF PERIOD......................................................    $3,559,272      $49,385     $1,320,597
                                                                                     ==========      =======     ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.........................................................................           282            4            111
  Redeemed.......................................................................           (10)          --             (5)
                                                                                     ----------      -------     ----------
  Net Increase (Decrease)........................................................           272            4            106
                                                                                     ==========      =======     ==========

                                                                                                  EQ/SMALL
                                                                                  EQ/PIMCO ULTRA   COMPANY   EQ/T. ROWE PRICE
                                                                                  SHORT BOND*(A)  INDEX*(A)  GROWTH STOCK*(A)
                                                                                  -------------- ----------  ----------------
                                                                                       2012         2012           2012
                                                                                  -------------- ----------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...................................................   $   (1,413)  $   22,705     $  (22,003)
  Net realized gain (loss) on investments........................................        4,259      139,175          7,501
  Change in unrealized appreciation (depreciation) of investments................      (12,053)     (85,337)       121,297
                                                                                    ----------   ----------     ----------

  Net Increase (decrease) in net assets from operations..........................       (9,207)      76,543        106,795
                                                                                    ----------   ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.........................................    3,377,036    1,245,957      4,995,757
   Transfers between Variable Investment Options including guaranteed interest
    account, net.................................................................      833,439    1,037,564        499,115
   Transfers for contract benefits and terminations..............................     (463,035)      (6,672)       (17,677)
   Contract maintenance charges..................................................           --           --             --
                                                                                    ----------   ----------     ----------

  Net increase (decrease) in net assets from contractowner transactions..........    3,747,440    2,276,849      5,477,195
                                                                                    ----------   ----------     ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...          701          202            698
                                                                                    ----------   ----------     ----------

INCREASE (DECREASE) IN NET ASSETS................................................    3,738,934    2,353,594      5,584,688
NET ASSETS -- BEGINNING OF PERIOD................................................           --           --             --
                                                                                    ----------   ----------     ----------

NET ASSETS -- END OF PERIOD......................................................   $3,738,934   $2,353,594     $5,584,688
                                                                                    ==========   ==========     ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.........................................................................          470          175            424
  Redeemed.......................................................................          (88)         (12)           (10)
                                                                                    ----------   ----------     ----------
  Net Increase (Decrease)........................................................          382          163            414
                                                                                    ==========   ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012



                                                                                                EQ/TEMPLETON    EQ/VAN KAMPEN
                                                                                              GLOBAL EQUITY*(A) COMSTOCK*(A)
                                                                                              ----------------- -------------
                                                                                                    2012            2012
                                                                                              ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................     $  4,593        $  3,912
  Net realized gain (loss) on investments....................................................        2,272           2,737
  Change in unrealized appreciation (depreciation) of investments............................       19,809          12,290
                                                                                                  --------        --------

  Net Increase (decrease) in net assets from operations......................................       26,674          18,939
                                                                                                  --------        --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      468,671         420,198
   Transfers between Variable Investment Options including guaranteed interest account, net..       70,171          41,485
   Transfers for contract benefits and terminations..........................................       (1,105)         (8,254)
   Contract maintenance charges..............................................................           --              --
                                                                                                  --------        --------

  Net increase (decrease) in net assets from contractowner transactions......................      537,737         453,429
                                                                                                  --------        --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...............          101              99
                                                                                                  --------        --------

INCREASE (DECREASE) IN NET ASSETS............................................................      564,512         472,467
NET ASSETS -- BEGINNING OF PERIOD............................................................           --              --
                                                                                                  --------        --------

NET ASSETS -- END OF PERIOD..................................................................     $564,512        $472,467
                                                                                                  ========        ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           53              38
  Redeemed...................................................................................           (4)             (2)
                                                                                                  --------        --------
  Net Increase (Decrease)....................................................................           49              36
                                                                                                  ========        ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           --              --
  Redeemed...................................................................................           --              --
                                                                                                  --------        --------
  Net Increase (Decrease)....................................................................           --              --
                                                                                                  ========        ========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................           --              --
  Redeemed...................................................................................           --              --
                                                                                                  --------        --------
  Net Increase (Decrease)....................................................................           --              --
                                                                                                  ========        ========

                                                                                                               FIDELITY(R) VIP
                                                                                               EQ/WELLS FARGO   CONTRAFUND(R)
                                                                                              OMEGA GROWTH*(A)  PORTFOLIO(A)
                                                                                              ---------------- ---------------
                                                                                                    2012            2012
                                                                                              ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................    $  (30,963)     $   46,802
  Net realized gain (loss) on investments....................................................       208,540          11,441
  Change in unrealized appreciation (depreciation) of investments............................        68,572         135,663
                                                                                                 ----------      ----------

  Net Increase (decrease) in net assets from operations......................................       246,149         193,906
                                                                                                 ----------      ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     6,562,493       7,027,679
   Transfers between Variable Investment Options including guaranteed interest account, net..     1,193,853         737,694
   Transfers for contract benefits and terminations..........................................       (31,308)        (89,888)
   Contract maintenance charges..............................................................            --              --
                                                                                                 ----------      ----------

  Net increase (decrease) in net assets from contractowner transactions......................     7,725,038       7,675,485
                                                                                                 ----------      ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...............           699             701
                                                                                                 ----------      ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     7,971,886       7,870,092
NET ASSETS -- BEGINNING OF PERIOD............................................................            --              --
                                                                                                 ----------      ----------

NET ASSETS -- END OF PERIOD..................................................................    $7,971,886      $7,870,092
                                                                                                 ==========      ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            --              --
  Redeemed...................................................................................            --              --
                                                                                                 ----------      ----------
  Net Increase (Decrease)....................................................................            --              --
                                                                                                 ==========      ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           788              --
  Redeemed...................................................................................           (13)             --
                                                                                                 ----------      ----------
  Net Increase (Decrease)....................................................................           775              --
                                                                                                 ==========      ==========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................            --             643
  Redeemed...................................................................................            --             (43)
                                                                                                 ----------      ----------
  Net Increase (Decrease)....................................................................            --             600
                                                                                                 ==========      ==========

                                                                                                              FIDELITY(R) VIP
                                                                                              FIDELITY(R) VIP    STRATEGIC
                                                                                                  MID CAP         INCOME
                                                                                               PORTFOLIO(A)    PORTFOLIO(A)
                                                                                              --------------- ---------------
                                                                                                   2012            2012
                                                                                              --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................   $   (1,628)     $  152,035
  Net realized gain (loss) on investments....................................................      215,826          49,882
  Change in unrealized appreciation (depreciation) of investments............................     (111,787)        (68,250)
                                                                                                ----------      ----------

  Net Increase (decrease) in net assets from operations......................................      102,411         133,667
                                                                                                ----------      ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,432,148       5,332,121
   Transfers between Variable Investment Options including guaranteed interest account, net..      248,339         640,138
   Transfers for contract benefits and terminations..........................................      (15,025)        (25,463)
   Contract maintenance charges..............................................................           --              --
                                                                                                ----------      ----------

  Net increase (decrease) in net assets from contractowner transactions......................    2,665,462       5,946,796
                                                                                                ----------      ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 70...............          199             700
                                                                                                ----------      ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,768,072       6,081,163
NET ASSETS -- BEGINNING OF PERIOD............................................................           --              --
                                                                                                ----------      ----------

NET ASSETS -- END OF PERIOD..................................................................   $2,768,072      $6,081,163
                                                                                                ==========      ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --              --
  Redeemed...................................................................................           --              --
                                                                                                ----------      ----------
  Net Increase (Decrease)....................................................................           --              --
                                                                                                ==========      ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           --              --
  Redeemed...................................................................................           --              --
                                                                                                ----------      ----------
  Net Increase (Decrease)....................................................................           --              --
                                                                                                ==========      ==========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          227             502
  Redeemed...................................................................................          (10)             (3)
                                                                                                ----------      ----------
  Net Increase (Decrease)....................................................................          217             499
                                                                                                ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                          FIRST TRUST/DOW JONES
                                                                            DIVIDEND & INCOME    FRANKLIN INCOME
                                                                              ALLOCATION(A)     SECURITIES FUND(A)
                                                                          --------------------- ------------------
                                                                                  2012                 2012
                                                                          --------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................................       $  4,559            $   (7,498)
  Net realized gain (loss) on investments................................          2,424                 4,715
  Change in unrealized appreciation (depreciation) of investments........            859                67,848
                                                                                --------            ----------
  Net Increase (decrease) in net assets from operations..................          7,842                65,065
                                                                                --------            ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................        390,455             2,081,694
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................        179,641             1,757,212
   Transfers for contract benefits and terminations......................         (2,657)               (2,746)
   Contract maintenance charges..........................................             --                    --
                                                                                --------            ----------
  Net increase (decrease) in net assets from contractowner transactions..        567,439             3,836,160
                                                                                --------            ----------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................             99                   600
                                                                                --------            ----------

INCREASE (DECREASE) IN NET ASSETS........................................        575,380             3,901,825
NET ASSETS -- BEGINNING OF PERIOD........................................             --                    --
                                                                                --------            ----------

NET ASSETS -- END OF PERIOD..............................................       $575,380            $3,901,825
                                                                                ========            ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.................................................................             --                   341
  Redeemed...............................................................             --                   (19)
                                                                                --------            ----------
  Net Increase (Decrease)................................................             --                   322
                                                                                ========            ==========
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................             59                    --
  Redeemed...............................................................             (4)                   --
                                                                                --------            ----------
  Net Increase (Decrease)................................................             55                    --
                                                                                ========            ==========
UNIT ACTIVITY SERIES II
  Issued.................................................................             --                    --
  Redeemed...............................................................             --                    --
                                                                                --------            ----------
  Net Increase (Decrease)................................................             --                    --
                                                                                ========            ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.................................................................             --                    --
  Redeemed...............................................................             --                    --
                                                                                --------            ----------
  Net Increase (Decrease)................................................             --                    --
                                                                                ========            ==========

                                                                          FRANKLIN STRATEGIC FRANKLIN TEMPLETON   GOLDMAN SACHS
                                                                          INCOME SECURITIES  VIP FOUNDING FUNDS VIT MID CAP VALUE
                                                                               FUND(A)       ALLOCATION FUND(A)      FUND(A)
                                                                          ------------------ ------------------ -----------------
                                                                                 2012               2012              2012
                                                                          ------------------ ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................................     $   11,019          $ (1,171)        $    7,824
  Net realized gain (loss) on investments................................           (461)            3,350              5,571
  Change in unrealized appreciation (depreciation) of investments........        125,128            14,667             72,836
                                                                              ----------          --------         ----------
  Net Increase (decrease) in net assets from operations..................        135,686            16,846             86,231
                                                                              ----------          --------         ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................      4,452,410           331,697          1,593,204
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................        203,279           (23,764)           130,463
   Transfers for contract benefits and terminations......................        (21,910)           (3,595)           (12,528)
   Contract maintenance charges..........................................             --                --                 --
                                                                              ----------          --------         ----------
  Net increase (decrease) in net assets from contractowner transactions..      4,633,779           304,338          1,711,139
                                                                              ----------          --------         ----------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................            801                11                506
                                                                              ----------          --------         ----------

INCREASE (DECREASE) IN NET ASSETS........................................      4,770,266           321,195          1,797,876
NET ASSETS -- BEGINNING OF PERIOD........................................             --                --                 --
                                                                              ----------          --------         ----------

NET ASSETS -- END OF PERIOD..............................................     $4,770,266          $321,195         $1,797,876
                                                                              ==========          ========         ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.................................................................            409                31                 --
  Redeemed...............................................................            (25)               (4)                --
                                                                              ----------          --------         ----------
  Net Increase (Decrease)................................................            384                27                 --
                                                                              ==========          ========         ==========
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................             --                --                 --
  Redeemed...............................................................             --                --                 --
                                                                              ----------          --------         ----------
  Net Increase (Decrease)................................................             --                --                 --
                                                                              ==========          ========         ==========
UNIT ACTIVITY SERIES II
  Issued.................................................................             --                --                 --
  Redeemed...............................................................             --                --                 --
                                                                              ----------          --------         ----------
  Net Increase (Decrease)................................................             --                --                 --
                                                                              ==========          ========         ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.................................................................             --                --                135
  Redeemed...............................................................             --                --                 (4)
                                                                              ----------          --------         ----------
  Net Increase (Decrease)................................................             --                --                131
                                                                              ==========          ========         ==========

                                                                            INVESCO V.I.
                                                                            DIVERSIFIED
                                                                          DIVIDEND FUND(A)
                                                                          ----------------
                                                                                2012
                                                                          ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................................     $  3,378
  Net realized gain (loss) on investments................................        1,431
  Change in unrealized appreciation (depreciation) of investments........       28,820
                                                                              --------
  Net Increase (decrease) in net assets from operations..................       33,629
                                                                              --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................      737,786
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................      137,612
   Transfers for contract benefits and terminations......................       (1,686)
   Contract maintenance charges..........................................           --
                                                                              --------
  Net increase (decrease) in net assets from contractowner transactions..      873,712
                                                                              --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................          201
                                                                              --------

INCREASE (DECREASE) IN NET ASSETS........................................      907,542
NET ASSETS -- BEGINNING OF PERIOD........................................           --
                                                                              --------

NET ASSETS -- END OF PERIOD..............................................     $907,542
                                                                              ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.................................................................           --
  Redeemed...............................................................           --
                                                                              --------
  Net Increase (Decrease)................................................           --
                                                                              ========
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................           --
  Redeemed...............................................................           --
                                                                              --------
  Net Increase (Decrease)................................................           --
                                                                              ========
UNIT ACTIVITY SERIES II
  Issued.................................................................           80
  Redeemed...............................................................           (1)
                                                                              --------
  Net Increase (Decrease)................................................           79
                                                                              ========
UNIT ACTIVITY SERVICE SHARES
  Issued.................................................................           --
  Redeemed...............................................................           --
                                                                              --------
  Net Increase (Decrease)................................................           --
                                                                              ========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                           INVESCO V.I.                     INVESCO V.I.
                                                                           GLOBAL REAL   INVESCO V.I. HIGH INTERNATIONAL
                                                                          ESTATE FUND(A)   YIELD FUND(A)   GROWTH FUND(A)
                                                                          -------------- ----------------- --------------
                                                                               2012            2012             2012
                                                                          -------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................   $  (10,200)     $   64,398       $    7,466
  Net realized gain (loss) on investments................................        3,106           1,732              455
  Change in unrealized appreciation (depreciation) of investments........      387,974          47,775          158,945
                                                                            ----------      ----------       ----------
  Net Increase (decrease) in net assets from operations..................      380,880         113,905          166,866
                                                                            ----------      ----------       ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................    4,720,076       2,445,875        2,601,070
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................      724,937         282,608          281,928
   Transfers for contract benefits and terminations......................      (21,073)        (16,446)         (13,269)
   Contract maintenance charges..........................................           --              --               --
                                                                            ----------      ----------       ----------
  Net increase (decrease) in net assets from contractowner transactions..    5,423,940       2,712,037        2,869,729
                                                                            ----------      ----------       ----------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................          700             200              116
                                                                            ----------      ----------       ----------

INCREASE (DECREASE) IN NET ASSETS........................................    5,805,520       2,826,142        3,036,711
NET ASSETS -- BEGINNING OF PERIOD........................................           --              --               --
                                                                            ----------      ----------       ----------

NET ASSETS -- END OF PERIOD..............................................   $5,805,520      $2,826,142       $3,036,711
                                                                            ==========      ==========       ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................           --              --               --
  Redeemed...............................................................           --              --               --
                                                                            ----------      ----------       ----------
  Net Increase (Decrease)................................................           --              --               --
                                                                            ==========      ==========       ==========
UNIT ACTIVITY SERIES II
  Issued.................................................................          427             258              259
  Redeemed...............................................................           (3)             (4)              (3)
                                                                            ----------      ----------       ----------
  Net Increase (Decrease)................................................          424             254              256
                                                                            ==========      ==========       ==========

                                                                          INVESCO V.I. MID
                                                                          CAP CORE EQUITY  INVESCO V.I. SMALL   IVY FUNDS VIP
                                                                              FUND(A)      CAP EQUITY FUND(A) ASSET STRATEGY(A)
                                                                          ---------------- ------------------ -----------------
                                                                                2012              2012              2012
                                                                          ---------------- ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................     $ (2,889)         $ (2,122)        $  (18,064)
  Net realized gain (loss) on investments................................        3,497             1,392              6,978
  Change in unrealized appreciation (depreciation) of investments........       26,207            28,441            289,497
                                                                              --------          --------         ----------
  Net Increase (decrease) in net assets from operations..................       26,815            27,711            278,411
                                                                              --------          --------         ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................      528,056           406,461          3,453,415
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................      145,654            76,927            831,428
   Transfers for contract benefits and terminations......................       (6,463)             (642)           (22,748)
   Contract maintenance charges..........................................           --                --                 --
                                                                              --------          --------         ----------
  Net increase (decrease) in net assets from contractowner transactions..      667,247           482,746          4,262,095
                                                                              --------          --------         ----------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................          200               101                700
                                                                              --------          --------         ----------

INCREASE (DECREASE) IN NET ASSETS........................................      694,262           510,558          4,541,206
NET ASSETS -- BEGINNING OF PERIOD........................................           --                --                 --
                                                                              --------          --------         ----------

NET ASSETS -- END OF PERIOD..............................................     $694,262          $510,558         $4,541,206
                                                                              ========          ========         ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................           --                --                445
  Redeemed...............................................................           --                --                (15)
                                                                              --------          --------         ----------
  Net Increase (Decrease)................................................           --                --                430
                                                                              ========          ========         ==========
UNIT ACTIVITY SERIES II
  Issued.................................................................           65                36                 --
  Redeemed...............................................................           (5)               (1)                --
                                                                              --------          --------         ----------
  Net Increase (Decrease)................................................           60                35                 --
                                                                              ========          ========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                           IVY FUNDS VIP                 IVY FUNDS VIP
                                                                              DIVIDEND     IVY FUNDS VIP GLOBAL NATURAL
                                                                          OPPORTUNITIES(A)   ENERGY(A)    RESOURCES(A)
                                                                          ---------------- ------------- --------------
                                                                                2012           2012           2012
                                                                          ---------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................     $ (3,847)     $   (6,915)    $   (4,952)
  Net realized gain (loss) on investments................................        6,773           2,213          1,651
  Change in unrealized appreciation (depreciation) of investments........       15,326          59,627         52,543
                                                                              --------      ----------     ----------
  Net Increase (decrease) in net assets from operations..................       18,252          54,925         49,242
                                                                              --------      ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................      868,402       1,230,834      1,032,322
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................       90,003         352,725         89,866
   Transfers for contract benefits and terminations......................         (780)        (11,763)        (8,007)
   Contract maintenance charges..........................................           --              --             --
                                                                              --------      ----------     ----------
  Net increase (decrease) in net assets from contractowner transactions..      957,625       1,571,796      1,114,181
                                                                              --------      ----------     ----------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................          101             199            100
                                                                              --------      ----------     ----------

INCREASE (DECREASE) IN NET ASSETS........................................      975,978       1,626,920      1,163,523
NET ASSETS -- BEGINNING OF PERIOD........................................           --              --             --
                                                                              --------      ----------     ----------

NET ASSETS -- END OF PERIOD..............................................     $975,978      $1,626,920     $1,163,523
                                                                              ========      ==========     ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................           88             149            128
  Redeemed...............................................................           (9)             (3)            (3)
                                                                              --------      ----------     ----------
  Net Increase (Decrease)................................................           79             146            125
                                                                              ========      ==========     ==========

                                                                                             IVY FUNDS VIP IVY FUNDS VIP
                                                                          IVY FUNDS VIP HIGH    MID CAP     SCIENCE AND
                                                                              INCOME(A)        GROWTH(A)   TECHNOLOGY(A)
                                                                          ------------------ ------------- -------------
                                                                                 2012            2012          2012
                                                                          ------------------ ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................    $   (39,356)     $  (12,305)   $  (12,940)
  Net realized gain (loss) on investments................................         10,249           3,103         9,127
  Change in unrealized appreciation (depreciation) of investments........        408,739         155,228       149,934
                                                                             -----------      ----------    ----------
  Net Increase (decrease) in net assets from operations..................        379,632         146,026       146,121
                                                                             -----------      ----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................      7,774,741       2,740,502     2,421,691
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................      2,479,525         355,960       645,720
   Transfers for contract benefits and terminations......................        (43,171)         (9,139)      (11,656)
   Contract maintenance charges..........................................             --              --            --
                                                                             -----------      ----------    ----------
  Net increase (decrease) in net assets from contractowner transactions..     10,211,095       3,087,323     3,055,755
                                                                             -----------      ----------    ----------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................            500             123           599
                                                                             -----------      ----------    ----------

INCREASE (DECREASE) IN NET ASSETS........................................     10,591,227       3,233,472     3,202,475
NET ASSETS -- BEGINNING OF PERIOD........................................             --              --            --
                                                                             -----------      ----------    ----------

NET ASSETS -- END OF PERIOD..............................................    $10,591,227      $3,233,472    $3,202,475
                                                                             ===========      ==========    ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................            764             222           240
  Redeemed...............................................................            (14)             (4)           (9)
                                                                             -----------      ----------    ----------
  Net Increase (Decrease)................................................            750             218           231
                                                                             ===========      ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                          IVY FUNDS VIP  LAZARD RETIREMENT
                                                                            SMALL CAP    EMERGING MARKETS
                                                                            GROWTH(A)   EQUITY PORTFOLIO(A)
                                                                          ------------- -------------------
                                                                              2012             2012
                                                                          ------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................  $   (5,550)      $  104,360
  Net realized gain (loss) on investments................................         479          114,067
  Change in unrealized appreciation (depreciation) of investments........       1,275          575,369
                                                                           ----------       ----------
  Net Increase (decrease) in net assets from operations..................      (3,796)         793,796
                                                                           ----------       ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................   1,177,859        8,084,826
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................      47,309        1,150,298
   Transfers for contract benefits and terminations......................      (3,888)         (32,360)
   Contract maintenance charges..........................................          --               --
                                                                           ----------       ----------
  Net increase (decrease) in net assets from contractowner transactions..   1,221,280        9,202,764
                                                                           ----------       ----------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................         199              699
                                                                           ----------       ----------

INCREASE (DECREASE) IN NET ASSETS........................................   1,217,683        9,997,259
NET ASSETS -- BEGINNING OF PERIOD........................................          --               --
                                                                           ----------       ----------

NET ASSETS -- END OF PERIOD..............................................  $1,217,683       $9,997,259
                                                                           ==========       ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................         104               --
  Redeemed...............................................................          (5)              --
                                                                           ----------       ----------
  Net Increase (Decrease)................................................          99               --
                                                                           ==========       ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.................................................................          --              848
  Redeemed...............................................................          --              (15)
                                                                           ----------       ----------
  Net Increase (Decrease)................................................          --              833
                                                                           ==========       ==========
UNIT ACTIVITY VC SHARES
  Issued.................................................................          --               --
  Redeemed...............................................................          --               --
                                                                           ----------       ----------
  Net Increase (Decrease)................................................          --               --
                                                                           ==========       ==========

                                                                            LORD ABBETT SERIES   LORD ABBETT SERIES
                                                                               FUND -- BOND       FUND -- CLASSIC
                                                                          DEBENTURE PORTFOLIO(A) STOCK PORTFOLIO(A)
                                                                          ---------------------- ------------------
                                                                                   2012                 2012
                                                                          ---------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................       $   68,708            $  4,803
  Net realized gain (loss) on investments................................           20,292               4,222
  Change in unrealized appreciation (depreciation) of investments........          (47,925)             12,469
                                                                                ----------            --------
  Net Increase (decrease) in net assets from operations..................           41,075              21,494
                                                                                ----------            --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................        1,223,132             778,852
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................          155,192              19,890
   Transfers for contract benefits and terminations......................          (19,883)             (2,442)
   Contract maintenance charges..........................................               --                  --
                                                                                ----------            --------
  Net increase (decrease) in net assets from contractowner transactions..        1,358,441             796,300
                                                                                ----------            --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................              200                  99
                                                                                ----------            --------

INCREASE (DECREASE) IN NET ASSETS........................................        1,399,716             817,893
NET ASSETS -- BEGINNING OF PERIOD........................................               --                  --
                                                                                ----------            --------

NET ASSETS -- END OF PERIOD..............................................       $1,399,716            $817,893
                                                                                ==========            ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................               --                  --
  Redeemed...............................................................               --                  --
                                                                                ----------            --------
  Net Increase (Decrease)................................................               --                  --
                                                                                ==========            ========
UNIT ACTIVITY SERVICE SHARES
  Issued.................................................................               --                  --
  Redeemed...............................................................               --                  --
                                                                                ----------            --------
  Net Increase (Decrease)................................................               --                  --
                                                                                ==========            ========
UNIT ACTIVITY VC SHARES
  Issued.................................................................              136                  86
  Redeemed...............................................................              (10)                 (4)
                                                                                ----------            --------
  Net Increase (Decrease)................................................              126                  82
                                                                                ==========            ========

                                                                          LORD ABBETT SERIES FUND --
                                                                             GROWTH OPPORTUNITIES
                                                                                 PORTFOLIO(A)
                                                                          --------------------------
                                                                                     2012
                                                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................          $ (1,088)
  Net realized gain (loss) on investments................................            13,922
  Change in unrealized appreciation (depreciation) of investments........            (5,232)
                                                                                   --------
  Net Increase (decrease) in net assets from operations..................             7,602
                                                                                   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................           243,934
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................            19,754
   Transfers for contract benefits and terminations......................            (1,300)
   Contract maintenance charges..........................................                --
                                                                                   --------
  Net increase (decrease) in net assets from contractowner transactions..           262,388
                                                                                   --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................               101
                                                                                   --------

INCREASE (DECREASE) IN NET ASSETS........................................           270,091
NET ASSETS -- BEGINNING OF PERIOD........................................                --
                                                                                   --------

NET ASSETS -- END OF PERIOD..............................................          $270,091
                                                                                   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.................................................................                --
  Redeemed...............................................................                --
                                                                                   --------
  Net Increase (Decrease)................................................                --
                                                                                   ========
UNIT ACTIVITY SERVICE SHARES
  Issued.................................................................                --
  Redeemed...............................................................                --
                                                                                   --------
  Net Increase (Decrease)................................................                --
                                                                                   ========
UNIT ACTIVITY VC SHARES
  Issued.................................................................                29
  Redeemed...............................................................                --
                                                                                   --------
  Net Increase (Decrease)................................................                29
                                                                                   ========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012

                                                                                               MFS(R) INVESTORS
                                                                          MFS(R) INTERNATIONAL   GROWTH STOCK   MFS(R) INVESTORS
                                                                           VALUE PORTFOLIO(A)     SERIES(A)     TRUST SERIES(A)
                                                                          -------------------- ---------------- ----------------
                                                                                  2012               2012             2012
                                                                          -------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................      $    2,353          $ (1,511)        $   (379)
  Net realized gain (loss) on investments................................          17,457            10,460              183
  Change in unrealized appreciation (depreciation) of investments........         268,519             8,910           10,824
                                                                               ----------          --------         --------
  Net Increase (decrease) in net assets from operations..................         288,329            17,859           10,628
                                                                               ----------          --------         --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................       5,483,402           359,348          231,154
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................         451,888            88,054           23,302
   Transfers for contract benefits and terminations......................         (35,861)          (32,291)          (2,147)
   Contract maintenance charges..........................................              --                --               --
                                                                               ----------          --------         --------
  Net increase (decrease) in net assets from contractowner transactions..       5,899,429           415,111          252,309
                                                                               ----------          --------         --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................             701                99              101
                                                                               ----------          --------         --------

INCREASE (DECREASE) IN NET ASSETS........................................       6,188,459           433,069          263,038
NET ASSETS -- BEGINNING OF PERIOD........................................              --                --               --
                                                                               ----------          --------         --------

NET ASSETS -- END OF PERIOD..............................................      $6,188,459          $433,069         $263,038
                                                                               ==========          ========         ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................              --                --               --
  Redeemed...............................................................              --                --               --
                                                                               ----------          --------         --------
  Net Increase (Decrease)................................................              --                --               --
                                                                               ==========          ========         ========

UNIT ACTIVITY SERVICE CLASS
  Issued.................................................................             532                38               21
  Redeemed...............................................................             (15)               (5)              --
                                                                               ----------          --------         --------
  Net Increase (Decrease)................................................             517                33               21
                                                                               ==========          ========         ========

                                                                                                             MULTIMANAGER
                                                                          MFS(R) TECHNOLOGY MFS(R) UTILITIES  AGGRESSIVE
                                                                            PORTFOLIO(A)       SERIES(A)      EQUITY*(A)
                                                                          ----------------- ---------------- ------------
                                                                                2012              2012           2012
                                                                          ----------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................    $   (4,497)       $   37,536      $   (571)
  Net realized gain (loss) on investments................................         1,485             6,408         2,434
  Change in unrealized appreciation (depreciation) of investments........        30,193            54,848         4,884
                                                                             ----------        ----------      --------
  Net Increase (decrease) in net assets from operations..................        27,181            98,792         6,747
                                                                             ----------        ----------      --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................       985,877         2,183,330       123,523
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................       157,295           435,537        (6,116)
   Transfers for contract benefits and terminations......................       (25,945)          (29,591)         (120)
   Contract maintenance charges..........................................            --                --            --
                                                                             ----------        ----------      --------
  Net increase (decrease) in net assets from contractowner transactions..     1,117,227         2,589,276       117,287
                                                                             ----------        ----------      --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................           201               198           100
                                                                             ----------        ----------      --------

INCREASE (DECREASE) IN NET ASSETS........................................     1,144,609         2,688,266       124,134
NET ASSETS -- BEGINNING OF PERIOD........................................            --                --            --
                                                                             ----------        ----------      --------

NET ASSETS -- END OF PERIOD..............................................    $1,144,609        $2,688,266      $124,134
                                                                             ==========        ==========      ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................            --                --            10
  Redeemed...............................................................            --                --            (1)
                                                                             ----------        ----------      --------
  Net Increase (Decrease)................................................            --                --             9
                                                                             ==========        ==========      ========

UNIT ACTIVITY SERVICE CLASS
  Issued.................................................................            87               203            --
  Redeemed...............................................................            (3)               (8)           --
                                                                             ----------        ----------      --------
  Net Increase (Decrease)................................................            84               195            --
                                                                             ==========        ==========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012



                                                                          MULTIMANAGER  MULTIMANAGER MULTIMANAGER MULTIMANAGER
                                                                          INTERNATIONAL  LARGE CAP     MID CAP      MID CAP
                                                                           EQUITY*(A)    VALUE*(A)    GROWTH*(A)   VALUE*(A)
                                                                          ------------- ------------ ------------ ------------
                                                                              2012          2012         2012         2012
                                                                          ------------- ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................   $  1,227      $  1,080     $ (1,265)    $   (169)
  Net realized gain (loss) on investments................................      6,825         4,725        1,470        1,390
  Change in unrealized appreciation (depreciation) of investments........     12,083         9,614       11,498        6,923
                                                                            --------      --------     --------     --------
  Net Increase (decrease) in net assets from operations..................     20,135        15,419       11,703        8,144
                                                                            --------      --------     --------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................    199,288       253,280      230,559      124,695
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................    (44,550)      (42,517)      50,860       24,657
   Transfers for contract benefits and terminations......................     (1,847)       (1,295)        (308)        (828)
   Contract maintenance charges..........................................         --            --           --           --
                                                                            --------      --------     --------     --------
  Net increase (decrease) in net assets from contractowner transactions..    152,891       209,468      281,111      148,524
                                                                            --------      --------     --------     --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................        100            99          100           99
                                                                            --------      --------     --------     --------

INCREASE (DECREASE) IN NET ASSETS........................................    173,126       224,986      292,914      156,767
NET ASSETS -- BEGINNING OF PERIOD........................................         --            --           --           --
                                                                            --------      --------     --------     --------

NET ASSETS -- END OF PERIOD..............................................   $173,126      $224,986     $292,914     $156,767
                                                                            ========      ========     ========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................         19            21           21           11
  Redeemed...............................................................         (5)           (4)          (1)          (1)
                                                                            --------      --------     --------     --------
  Net Increase (Decrease)................................................         14            17           20           10
                                                                            ========      ========     ========     ========
UNIT ACTIVITY CLASS 2
  Issued.................................................................         --            --           --           --
  Redeemed...............................................................         --            --           --           --
                                                                            --------      --------     --------     --------
  Net Increase (Decrease)................................................         --            --           --           --
                                                                            ========      ========     ========     ========

                                                                                         MUTUAL
                                                                          MULTIMANAGER   SHARES
                                                                           SMALL CAP   SECURITIES
                                                                           VALUE*(A)    FUND(A)
                                                                          ------------ ----------
                                                                              2012        2012
                                                                          ------------ ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................   $     27    $  4,868
  Net realized gain (loss) on investments................................         29       4,327
  Change in unrealized appreciation (depreciation) of investments........      9,383      25,653
                                                                            --------    --------
  Net Increase (decrease) in net assets from operations..................      9,439      34,848
                                                                            --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................    101,296     778,388
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................      6,497      59,724
   Transfers for contract benefits and terminations......................         --      (2,769)
   Contract maintenance charges..........................................         --          --
                                                                            --------    --------
  Net increase (decrease) in net assets from contractowner transactions..    107,793     835,343
                                                                            --------    --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................         99         200
                                                                            --------    --------

INCREASE (DECREASE) IN NET ASSETS........................................    117,331     870,391
NET ASSETS -- BEGINNING OF PERIOD........................................         --          --
                                                                            --------    --------

NET ASSETS -- END OF PERIOD..............................................   $117,331    $870,391
                                                                            ========    ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.................................................................          9          --
  Redeemed...............................................................         --          --
                                                                            --------    --------
  Net Increase (Decrease)................................................          9          --
                                                                            ========    ========
UNIT ACTIVITY CLASS 2
  Issued.................................................................         --          81
  Redeemed...............................................................         --          (7)
                                                                            --------    --------
  Net Increase (Decrease)................................................         --          74
                                                                            ========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                                    PIMCO VARIABLE      PIMCO VARIABLE
                                                                                   INSURANCE TRUST      INSURANCE TRUST
                                                                                COMMODITYREALRETURN(R) EMERGING MARKETS
                                                                                STRATEGY PORTFOLIO(A)  BOND PORTFOLIO(A)
                                                                                ---------------------- -----------------
                                                                                         2012                2012
                                                                                ---------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................       $   14,770          $   28,929
  Net realized gain (loss) on investments......................................           90,927               5,997
  Change in unrealized appreciation (depreciation) of investments..............         (134,549)             83,425
                                                                                      ----------          ----------
  Net Increase (decrease) in net assets from operations........................          (28,852)            118,351
                                                                                      ----------          ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................        2,742,813           3,078,282
   Transfers between Variable Investment Options including guaranteed
    interest account, net......................................................          343,632             352,732
   Transfers for contract benefits and terminations............................          (10,759)            (19,130)
   Contract maintenance charges................................................               --                  --
                                                                                      ----------          ----------
  Net increase (decrease) in net assets from contractowner transactions........        3,075,686           3,411,884
                                                                                      ----------          ----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 70.              200                 694
                                                                                      ----------          ----------

INCREASE (DECREASE) IN NET ASSETS..............................................        3,047,034           3,530,929
NET ASSETS -- BEGINNING OF PERIOD..............................................               --                  --
                                                                                      ----------          ----------

NET ASSETS -- END OF PERIOD....................................................       $3,047,034          $3,530,929
                                                                                      ==========          ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.......................................................................              249                 270
  Redeemed.....................................................................               --                  (8)
                                                                                      ----------          ----------
  Net Increase (Decrease)......................................................              249                 262
                                                                                      ==========          ==========
UNIT ACTIVITY CLASS II
  Issued.......................................................................               --                  --
  Redeemed.....................................................................               --                  --
                                                                                      ----------          ----------
  Net Increase (Decrease)......................................................               --                  --
                                                                                      ==========          ==========
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................               --                  --
  Redeemed.....................................................................               --                  --
                                                                                      ----------          ----------
  Net Increase (Decrease)......................................................               --                  --
                                                                                      ==========          ==========

                                                                                  PIMCO VARIABLE      PIMCO VARIABLE
                                                                                     INSURANCE           INSURANCE
                                                                                    TRUST REAL          TRUST TOTAL
                                                                                RETURN PORTFOLIO(A) RETURN PORTFOLIO(A)
                                                                                ------------------- -------------------
                                                                                       2012                2012
                                                                                ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................     $   (43,360)        $    54,444
  Net realized gain (loss) on investments......................................         697,209             400,356
  Change in unrealized appreciation (depreciation) of investments..............        (536,798)           (154,944)
                                                                                    -----------         -----------
  Net Increase (decrease) in net assets from operations........................         117,051             299,856
                                                                                    -----------         -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................      13,778,284          20,042,011
   Transfers between Variable Investment Options including guaranteed
    interest account, net......................................................       2,011,780           3,506,753
   Transfers for contract benefits and terminations............................        (105,203)           (129,528)
   Contract maintenance charges................................................              --                  --
                                                                                    -----------         -----------
  Net increase (decrease) in net assets from contractowner transactions........      15,684,861          23,419,236
                                                                                    -----------         -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 70.             928               4,221
                                                                                    -----------         -----------

INCREASE (DECREASE) IN NET ASSETS..............................................      15,802,840          23,723,313
NET ASSETS -- BEGINNING OF PERIOD..............................................              --                  --
                                                                                    -----------         -----------

NET ASSETS -- END OF PERIOD....................................................     $15,802,840         $23,723,313
                                                                                    ===========         ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.......................................................................           1,279               2,088
  Redeemed.....................................................................             (15)                (58)
                                                                                    -----------         -----------
  Net Increase (Decrease)......................................................           1,264               2,030
                                                                                    ===========         ===========
UNIT ACTIVITY CLASS II
  Issued.......................................................................              --                  --
  Redeemed.....................................................................              --                  --
                                                                                    -----------         -----------
  Net Increase (Decrease)......................................................              --                  --
                                                                                    ===========         ===========
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................              --                  --
  Redeemed.....................................................................              --                  --
                                                                                    -----------         -----------
  Net Increase (Decrease)......................................................              --                  --
                                                                                    ===========         ===========

                                                                                                  T. ROWE PRICE
                                                                                   PROFUND VP    HEALTH SCIENCES
                                                                                BIOTECHNOLOGY(A) PORTFOLIO II(A)
                                                                                ---------------- ---------------
                                                                                      2012            2012
                                                                                ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................................    $   (3,444)     $   (15,756)
  Net realized gain (loss) on investments......................................         6,058           77,905
  Change in unrealized appreciation (depreciation) of investments..............        29,821          (21,831)
                                                                                   ----------      -----------
  Net Increase (decrease) in net assets from operations........................        32,435           40,318
                                                                                   ----------      -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.......................................       910,280        2,752,573
   Transfers between Variable Investment Options including guaranteed
    interest account, net......................................................       226,235        1,315,048
   Transfers for contract benefits and terminations............................        (2,070)         (13,148)
   Contract maintenance charges................................................            --               --
                                                                                   ----------      -----------
  Net increase (decrease) in net assets from contractowner transactions........     1,134,445        4,054,473
                                                                                   ----------      -----------
  Net increase (decrease) in amount retained by AXA in Separate Account No. 70.           200              699
                                                                                   ----------      -----------

INCREASE (DECREASE) IN NET ASSETS..............................................     1,167,080        4,095,490
NET ASSETS -- BEGINNING OF PERIOD..............................................            --               --
                                                                                   ----------      -----------

NET ASSETS -- END OF PERIOD....................................................    $1,167,080      $ 4,095,490
                                                                                   ==========      ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.......................................................................            --               --
  Redeemed.....................................................................            --               --
                                                                                   ----------      -----------
  Net Increase (Decrease)......................................................            --               --
                                                                                   ==========      ===========
UNIT ACTIVITY CLASS II
  Issued.......................................................................            --              250
  Redeemed.....................................................................            --               (6)
                                                                                   ----------      -----------
  Net Increase (Decrease)......................................................            --              244
                                                                                   ==========      ===========
UNIT ACTIVITY COMMON SHARES
  Issued.......................................................................            79               --
  Redeemed.....................................................................            (2)              --
                                                                                   ----------      -----------
  Net Increase (Decrease)......................................................            77               --
                                                                                   ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE PERIOD ENDED DECEMBER 31, 2012


                                                                              TEMPLETON
                                                                          DEVELOPING MARKETS TEMPLETON FOREIGN
                                                                          SECURITIES FUND(A) SECURITIES FUND(A)
                                                                          ------------------ ------------------
                                                                                 2012               2012
                                                                          ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................      $ (2,218)          $   (503)
  Net realized gain (loss) on investments................................         8,124                 85
  Change in unrealized appreciation (depreciation) of investments........        44,656             47,400
                                                                               --------           --------
  Net Increase (decrease) in net assets from operations..................        50,562             46,982
                                                                               --------           --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................       638,115            421,068
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................        50,404             51,737
   Transfers for contract benefits and terminations......................       (62,673)              (887)
   Contract maintenance charges..........................................            --                 --
                                                                               --------           --------
  Net increase (decrease) in net assets from contractowner transactions..       625,846            471,918
                                                                               --------           --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................           201                201
                                                                               --------           --------

INCREASE (DECREASE) IN NET ASSETS........................................       676,609            519,101
NET ASSETS -- BEGINNING OF PERIOD........................................            --                 --
                                                                               --------           --------

NET ASSETS -- END OF PERIOD..............................................      $676,609           $519,101
                                                                               ========           ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.................................................................            76                 46
  Redeemed...............................................................           (15)                --
                                                                               --------           --------
  Net Increase (Decrease)................................................            61                 46
                                                                               ========           ========
UNIT ACTIVITY CLASS S SHARES
  Issued.................................................................            --                 --
  Redeemed...............................................................            --                 --
                                                                               --------           --------
  Net Increase (Decrease)................................................            --                 --
                                                                               ========           ========

                                                                             TEMPLETON GLOBAL      TEMPLETON GROWTH
                                                                          BOND SECURITIES FUND(A) SECURITIES FUND(A)
                                                                          ----------------------- ------------------
                                                                                   2012                  2012
                                                                          ----------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................       $    44,039            $   (336)
  Net realized gain (loss) on investments................................             1,349               1,174
  Change in unrealized appreciation (depreciation) of investments........           606,712               8,691
                                                                                -----------            --------
  Net Increase (decrease) in net assets from operations..................           652,100               9,529
                                                                                -----------            --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................        11,909,451             162,644
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................         1,642,689              23,069
   Transfers for contract benefits and terminations......................           (52,823)             (1,147)
   Contract maintenance charges..........................................                --                  --
                                                                                -----------            --------
  Net increase (decrease) in net assets from contractowner transactions..        13,499,317             184,566
                                                                                -----------            --------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................             1,000                  99
                                                                                -----------            --------

INCREASE (DECREASE) IN NET ASSETS........................................        14,152,417             194,194
NET ASSETS -- BEGINNING OF PERIOD........................................                --                  --
                                                                                -----------            --------

NET ASSETS -- END OF PERIOD..............................................       $14,152,417            $194,194
                                                                                ===========            ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.................................................................             1,140                  18
  Redeemed...............................................................               (13)                 (1)
                                                                                -----------            --------
  Net Increase (Decrease)................................................             1,127                  17
                                                                                ===========            ========
UNIT ACTIVITY CLASS S SHARES
  Issued.................................................................                --                  --
  Redeemed...............................................................                --                  --
                                                                                -----------            --------
  Net Increase (Decrease)................................................                --                  --
                                                                                ===========            ========

                                                                           VAN ECK VIP
                                                                           GLOBAL HARD
                                                                          ASSETS FUND(A)
                                                                          --------------
                                                                               2012
                                                                          --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........................................   $     (657)
  Net realized gain (loss) on investments................................       46,500
  Change in unrealized appreciation (depreciation) of investments........      109,491
                                                                            ----------
  Net Increase (decrease) in net assets from operations..................      155,334
                                                                            ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.................................    5,110,848
   Transfers between Variable Investment Options including guaranteed
    interest account, net................................................    1,142,636
   Transfers for contract benefits and terminations......................      (77,525)
   Contract maintenance charges..........................................           --
                                                                            ----------
  Net increase (decrease) in net assets from contractowner transactions..    6,175,959
                                                                            ----------
  Net increase (decrease) in amount retained by AXA in Separate Account
   No. 70................................................................          699
                                                                            ----------

INCREASE (DECREASE) IN NET ASSETS........................................    6,331,992
NET ASSETS -- BEGINNING OF PERIOD........................................           --
                                                                            ----------

NET ASSETS -- END OF PERIOD..............................................   $6,331,992
                                                                            ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.................................................................           --
  Redeemed...............................................................           --
                                                                            ----------
  Net Increase (Decrease)................................................           --
                                                                            ==========
UNIT ACTIVITY CLASS S SHARES
  Issued.................................................................          598
  Redeemed...............................................................          (17)
                                                                            ----------
  Net Increase (Decrease)................................................          581
                                                                            ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Lord Abbett Series Fund, MFS Variable Insurance Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:


     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
  .   AllianceBernstein VPS Balanced Wealth Strategy Portfolio
  .   AllianceBernstein VPS International Growth Portfolio

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Multimanager Aggressive Equity
  .   Multimanager International Equity
  .   Multimanager Large Cap Value
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Small Cap Value

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Large Cap Growth V.I Fund

     EQ ADVISORS TRUST*
  .   All Asset Growth-Alt 20
  .   AXA Aggressive Strategy
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Growth Strategy
  .   AXA Moderate Growth Strategy
  .   AXA Ultra Conservative Strategy
  .   EQ/AllianceBernstein Dynamic Wealth Strategies
  .   EQ/AllianceBernstein Small Cap Growth
  .   EQ/AXA Franklin Small Cap Value Core
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Boston Advisors Equity Income
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Davis New York Venture
  .   EQ/Equity 500 Index
  .   EQ/Franklin Core Balanced
  .   EQ/Franklin Templeton Allocation
  .   EQ/GAMCO Mergers and Acquisitions
  .   EQ/GAMCO Small Company Value
  .   EQ/Global Bond PLUS
  .   EQ/Global Multi-Sector Equity
  .   EQ/Intermediate Government Bond
  .   EQ/International Core PLUS
  .   EQ/International Equity Index
  .   EQ/International ETF
  .   EQ/International Value PLUS
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Growth PLUS
  .   EQ/Large Cap Value Index
  .   EQ/Large Cap Value PLUS
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Mid Cap Value PLUS
  .   EQ/Money Market
  .   EQ/Montag & Caldwell Growth
  .   EQ/Morgan Stanley Mid Cap Growth
  .   EQ/Mutual Large Cap Equity

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/Templeton Global Equity
  .   EQ/Van Kampen Comstock
  .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Strategic Income Portfolio

     FIRST TRUST VARIABLE INSURANCE TRUST
  .   First Trust/Dow Jones Dividend & Income Allocation

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Income Securities Fund
  .   Franklin Strategic Income Securities Fund
  .   Franklin Templeton VIP Founding Funds Allocation Fund
  .   Mutual Shares Securities Fund
  .   Templeton Developing Markets Securities Fund
  .   Templeton Foreign Securities Fund
  .   Templeton Global Bond Securities Fund
  .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST - VARIABLE INSURANCE PRODUCTS
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  .   Ivy Funds VIP Asset Strategy
  .   Ivy Funds VIP Dividend Opportunities
  .   Ivy Funds VIP Energy
  .   Ivy Funds VIP Global Natural Resources
  .   Ivy Funds VIP High Income
  .   Ivy Funds VIP Mid Cap Growth
  .   Ivy Funds VIP Science and Technology
  .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LORD ABBETT SERIES FUND, INC.
  .   Lord Abbett Series Fund - Bond Debenture Portfolio
  .   Lord Abbett Series Fund - Class Stock Portfolio
  .   Lord Abbett Series Fund - Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Growth Stock Series
  .   MFS(R) Investors Trust Series
  .   MFS(R) Technology Porfolio
  .   MFS(R) Utilities Series

     NORTHERN LIGHTS VARIABLE TRUST
  .   7Twelve Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio
  .   PIMCO Variable Insurance Trust Real Return Portfolio
  .   PIMCO Variable Insurance Trust Total Return Portfolio

     PROFUNDS VP
  .   ProFund VP Biotechnology

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Health Sciences Portfolio II

     VAN ECK VIP TRUST
  .   Van Eck VIP Global Hard Assets Fund

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Retirement Cornerstone(R) Series 12 (the "Contracts"). The annuities in the Retirement Cornerstone(R) Series 12 are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Retirement Cornerstone(R) Series 12 of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012



3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                           PURCHASES     SALES
                                                          ------------ ----------
7Twelve Balanced Portfolio............................... $ 17,985,810 $  415,762
All Asset Growth -- Alt 20...............................    1,016,656     56,564
AllianceBernstein VPS Balanced Wealth Strategy Portfolio.    1,445,412     92,276
AllianceBernstein VPS International Growth Portfolio.....      668,501    132,796
American Century VP Mid Cap Value Fund...................    2,520,698     70,281
AXA Aggressive Allocation................................    2,590,809    325,271
AXA Aggressive Strategy..................................  123,767,755  2,249,188
AXA Balanced Strategy....................................  171,698,825  1,662,563
AXA Conservative Growth Strategy.........................  114,416,725  1,217,114
AXA Conservative Strategy................................   77,582,597  2,214,919
AXA Growth Strategy......................................  162,736,429  3,093,877
AXA Moderate Allocation..................................    8,128,695    613,897
AXA Moderate Growth Strategy.............................  309,305,728  2,012,342
AXA Moderate-Plus Allocation.............................    4,798,955    277,604
AXA Ultra Conservative Strategy..........................      358,323    356,750
BlackRock Global Allocation V.I. Fund....................    7,859,085    299,026
BlackRock Large Cap Growth V.I Fund......................    1,343,771     80,675
EQ/AllianceBernstein Dynamic Wealth Strategies...........  217,698,731  2,705,558
EQ/AllianceBernstein Small Cap Growth....................    2,519,532    110,957
EQ/AXA Franklin Small Cap Value Core.....................      358,757     17,526
EQ/BlackRock Basic Value Equity..........................    6,998,537    116,935
EQ/Boston Advisors Equity Income.........................    3,086,330     52,173
EQ/Capital Guardian Research.............................      622,304    170,188
EQ/Common Stock Index....................................      888,411     20,160
EQ/Core Bond Index.......................................    3,527,539    445,351
EQ/Davis New York Venture................................    1,485,372    103,725
EQ/Equity 500 Index......................................    6,387,177    193,532
EQ/Franklin Core Balanced................................      504,157    102,237
EQ/Franklin Templeton Allocation.........................      369,956     19,824
EQ/GAMCO Mergers and Acquisitions........................      636,793      8,580
EQ/GAMCO Small Company Value.............................   11,674,615    218,618
EQ/Global Bond PLUS......................................      905,926     33,708

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                                             PURCHASES     SALES
                                                            ----------- -----------
EQ/Global Multi-Sector Equity.............................. $   568,116 $    13,400
EQ/Intermediate Government Bond............................   1,886,943      87,835
EQ/International Core PLUS.................................     333,994      27,051
EQ/International Equity Index..............................     727,084      39,487
EQ/International ETF.......................................     547,942       3,297
EQ/International Value PLUS................................     101,311       1,401
EQ/JPMorgan Value Opportunities............................     719,515       9,463
EQ/Large Cap Growth Index..................................   1,903,868      68,416
EQ/Large Cap Growth PLUS...................................     186,017      48,336
EQ/Large Cap Value Index...................................   1,743,094      15,486
EQ/Large Cap Value PLUS....................................     185,353       1,660
EQ/MFS International Growth................................   1,869,992      39,859
EQ/Mid Cap Index...........................................   2,160,513      26,156
EQ/Mid Cap Value PLUS......................................     240,621      56,275
EQ/Money Market............................................  53,445,661  22,449,486
EQ/Montag & Caldwell Growth................................   1,083,398      74,219
EQ/Morgan Stanley Mid Cap Growth...........................   3,641,884     138,480
EQ/Mutual Large Cap Equity.................................      52,342       3,191
EQ/Oppenheimer Global......................................   1,284,054      63,175
EQ/PIMCO Ultra Short Bond..................................   4,625,937     879,209
EQ/Small Company Index.....................................   2,604,663     175,420
EQ/T. Rowe Price Growth Stock..............................   5,613,318     157,428
EQ/Templeton Global Equity.................................     587,281      44,850
EQ/Van Kampen Comstock.....................................     488,802      31,362
EQ/Wells Fargo Omega Growth................................   8,063,979     168,300
Fidelity(R) VIP Contrafund(R) Portfolio....................   8,312,751     589,763
Fidelity(R) VIP Mid Cap Portfolio..........................   3,005,136     132,301
Fidelity(R) VIP Strategic Income Portfolio.................   6,211,991      64,509
First Trust/Dow Jones Dividend & Income Allocation.........     619,171      47,074
Franklin Income Securities Fund............................   4,067,620     238,358
Franklin Strategic Income Securities Fund..................   4,976,921     330,818
Franklin Templeton VIP Founding Funds Allocation Fund......     346,252      43,086
Goldman Sachs VIT Mid Cap Value Fund.......................   1,786,853      67,690
Invesco V.I. Diversified Dividend Fund.....................     896,551      19,260
Invesco V.I. Global Real Estate Fund.......................   5,473,392      58,952
Invesco V.I. High Yield Fund...............................   2,828,821      52,186
Invesco V.I. International Growth Fund.....................   2,923,319      46,024
Invesco V.I. Mid Cap Core Equity Fund......................     722,720      54,701
Invesco V.I. Small Cap Equity Fund.........................     496,598      15,873
Ivy Funds VIP Asset Strategy...............................   4,408,217     163,486
Ivy Funds VIP Dividend Opportunities.......................   1,067,577     113,698
Ivy Funds VIP Energy.......................................   1,606,663      41,583
Ivy Funds VIP Global Natural Resources.....................   1,142,849      33,311
Ivy Funds VIP High Income..................................  10,403,911     231,672
Ivy Funds VIP Mid Cap Growth...............................   3,146,304      69,035
Ivy Funds VIP Science and Technology.......................   3,169,452     125,929
Ivy Funds VIP Small Cap Growth.............................   1,282,033      65,240
Lazard Retirement Emerging Markets Equity Portfolio........   9,618,890     206,149
Lord Abbett Series Fund -- Bond Debenture Portfolio........   1,555,658     112,347
Lord Abbett Series Fund -- Class Stock Portfolio...........     845,208      44,006
Lord Abbett Series Fund -- Growth Opportunities Portfoliio.     280,977       5,627
MFS(R) International Value Portfolio.......................   6,101,829     199,346
MFS(R) Investors Growth Stock Series.......................     486,185      63,902
MFS(R) Investors Trust Series..............................     258,780       6,749

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES   SALES
                                                                          ----------- --------
MFS(R) Technology Porfolio............................................... $ 1,160,610 $ 47,679
MFS(R) Utilities Series..................................................   2,750,352  123,342
Multimanager Aggressive Equity...........................................     153,546   36,730
Multimanager International Equity........................................     218,341   64,123
Multimanager Large Cap Value.............................................     267,944   57,297
Multimanager Mid Cap Growth..............................................     298,799   18,853
Multimanager Mid Cap Value...............................................     166,700   18,246
Multimanager Small Cap Value.............................................     112,272    4,353
Mutual Shares Securities Fund............................................     924,145   83,734
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.   3,195,295   14,575
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio...........   3,554,749  113,242
PIMCO Variable Insurance Trust Real Return Portfolio.....................  16,580,479  248,327
PIMCO Variable Insurance Trust Total Return Portfolio....................  24,616,291  759,589
ProFund VP Biotechnology.................................................   1,169,932   38,731
T. Rowe Price Health Sciences Portfolio II...............................   4,221,435  115,235
Templeton Developing Markets Securities Fund.............................     786,693  162,864
Templeton Foreign Securities Fund........................................     474,509    2,893
Templeton Global Bond Securities Fund....................................  13,755,311  208,367
Templeton Growth Securities Fund.........................................     191,499    7,170
Van Eck VIP Global Hard Assets Fund......................................   6,427,551  207,501

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans" approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of The Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.32% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.25% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

5. Expenses and Related Party Transactions (Concluded)


   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Dynamic Wealth Strategies, EQ/AllianceBerstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

6. Reorganizations

   In 2012 there were no reorganizations within the Variable Investment Options of the Account.

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                         ------------- -------------- ------------ --------- ---------

Retirement Cornerstone 12 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 12 -- Series C...     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 12 -- Series CP..     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone 12 -- Series L...     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 12 -- Series ADV.     0.35%          0.20%         0.10%      0.65%     0.65%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                       -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction     Varies by state                          Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge         Annually on each contract  Depending on account value, in Years 1   Unit liquidation from
                                     date anniversary.          to 2 lesser of $30 or 2% of account      account value
                                                                value, thereafter $30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                     AMOUNT DEDUCTED
                 -------                         -----------                     ---------------

Withdrawal charge                         At time of transaction     LOW - 0%


                                                                     HIGH - 8% in contract years 1 and 2.
                                                                     The charge declines 1% each contract
                                                                     year until it reaches 0% in contract
                                                                     year 10.

                                                                     *  Note - Depending on the contract
                                                                        and/or certain elections made under
                                                                        the contract, the withdrawal charge
                                                                        may or may not apply.

Charge for each additional transfer in    At time of transaction     Maximum Charge $35
excess of 12 transfers per contract year                             Current Charge $0

Special service charges

Express mail charge                       At time of transaction     Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction     Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction     Current and Maximum Charge: $35


Check preparation charge                  At time of transaction     Maximum Charge: $85. Current charge: $0.


Charge for third party transfer or        At time of transaction     Maximum Charge: $125. Current charge:
exchange                                                             $65.

Guaranteed Minimum Income Benefit                                    Current charge: 1.05%. Maximum charge
                                                                     2.00%. AXA Equitable has the discretion
                                                                     to change the current fee after the
                                                                     first two contract years but it will
                                                                     never exceed the maximum fee.

Guaranteed Minimum Death Benefit
Options:

Highest Anniversary Value Death           Annually on each contract  0.35% of the Annual ratchet to age 80
Benefit                                   date anniversary           benefit base

Guaranteed Minimum Death Benefit          Annually on each contract  Current charge: 1.05%. Maximum charge
                                          anniversary                2.00%. AXA Equitable has the discretion
                                                                     to change the current fee after the
                                                                     first two contract years but it will
                                                                     never exceed the maximum fee.

Greater of GMDB I                         Annually on each contract  GMBD I election: 1.10% (max 1.25%)
                                          date anniversary

Greater of GMBD II                        Annually on each contract  GMBD II election: 1.25% (max 1.40%)
                                          date anniversary


Greater of GMIB I                         Annually on each contract  GMIB I election: 1.15% (max 1.30%)
                                          date anniversary

Greater of GMIB II                        Annually on each contract  GMIB II election: 1.15% (max 1.45%)
                                          date anniversary

            AMOUNT DEDUCTED                  HOW DEDUCTED
            ---------------                   ------------

LOW - 0%                                 Unit liquidation from
                                         account value

HIGH - 8% in contract years 1 and 2.
The charge declines 1% each contract
year until it reaches 0% in contract
year 10.

*  Note - Depending on the contract
   and/or certain elections made under
   the contract, the withdrawal charge
   may or may not apply.

Maximum Charge $35                       Unit liquidation from
Current Charge $0                        account value



Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Current and Maximum Charge: $90          Unit liquidation from
                                         account value

Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Maximum Charge: $85. Current charge: $0. Unit liquidation from account value

Maximum Charge: $125. Current charge:    Unit liquidation from
$65.                                     account value

Current charge: 1.05%. Maximum charge    Unit liquidation from
2.00%. AXA Equitable has the discretion  account value
to change the current fee after the
first two contract years but it will
never exceed the maximum fee.




0.35% of the Annual ratchet to age 80    Unit liquidation from
benefit base                             account value

Current charge: 1.05%. Maximum charge    Unit liquidation from
2.00%. AXA Equitable has the discretion  account value
to change the current fee after the
first two contract years but it will
never exceed the maximum fee.

GMBD I election: 1.10% (max 1.25%)       Unit liquidation from
               account value

GMBD II election: 1.25% (max 1.40%)      Unit liquidation from
               account value


GMIB I election: 1.15% (max 1.30%)       Unit liquidation from
               account value

GMIB II election: 1.15% (max 1.45%)      Unit liquidation from
               account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights


   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                               YEAR ENDED DECEMBER 31, 2012
                                                          ----------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                          UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                          ---------- ----------------- ----------------- -------------- ---------
7TWELVE BALANCED PORTFOLIO
        Unit Value 1.30% to 1.70%*
2012    Lowest contract charge 1.30% Common Shares(a)       $10.47            --                 --             --        4.70%
        Highest contract charge 1.70% Common Shares(a)      $10.44            --                 --             --        4.50%
        All contract charges                                    --         1,723           $ 18,028             --
ALL ASSET GROWTH--ALT 20
        Unit Value 1.30% to 1.70%*
2012    Lowest contract charge 1.30% Class A(a)             $12.22            --                 --             --        2.35%
        Highest contract charge 1.70% Class A(a)            $12.07            --                 --             --        2.12%
        All contract charges                                    --            81           $    976           2.74%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
        Unit Value 1.30% to 1.70%*
2012    Lowest contract charge 1.30% Class B (a)            $11.78            --                 --             --        3.33%
        Highest contract charge 1.70% Class B (a)           $11.63            --                 --             --        3.01%
        All contract charges                                    --           119           $  1,407           1.43%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
        Unit Value 1.30% to 1.65%*
2012    Lowest contract charge 1.30% Class B (a)            $10.60            --                 --             --        1.73%
        Highest contract charge 1.65% Class B (a)           $10.49            --                 --             --        1.55%
        All contract charges                                    --            54           $    570           1.05%
AMERICAN CENTURY VP MID CAP VALUE FUND
        Unit Value 1.30% to 1.70%*
2012    Lowest contract charge 1.30% Class II (a)           $13.85            --                 --             --        5.64%
        Highest contract charge 1.70% Class II (a)          $13.68            --                 --             --        5.39%
        All contract charges                                    --           185           $  2,554           1.63%
AXA AGGRESSIVE ALLOCATION
        Unit Value 1.30% to 1.65%*
2012    Lowest contract charge 1.30% Class A (a)            $11.81            --                 --             --        2.96%
        Highest contract charge 1.65% Class A (a)           $11.68            --                 --             --        2.73%
        All contract charges                                    --           194           $  2,281           3.61%
AXA AGGRESSIVE STRATEGY
        Unit Value 1.30% to 1.70%*
2012    Lowest contract charge 1.30% Class B (a)            $10.48            --                 --             --        3.25%
        Highest contract charge 1.70% Class B (a)           $10.45            --                 --             --        2.96%
        All contract charges                                    --        11,834           $123,880           2.25%
AXA BALANCED STRATEGY
        Unit Value 1.30% to 1.70%*
2012    Lowest contract charge 1.30% Class B (a)            $11.31            --                 --             --        1.71%
        Highest contract charge 1.70% Class B (a)           $11.17            --                 --             --        1.45%
        All contract charges                                    --        15,246           $171,809           1.82%
AXA CONSERVATIVE GROWTH STRATEGY
        Unit Value 1.30% to 1.70%*
2012    Lowest contract charge 1.30% Class B (a)            $11.16            --                 --             --        1.45%
        Highest contract charge 1.70% Class B (a)           $11.02            --                 --             --        1.19%
        All contract charges                                    --        10,259           $114,078           1.85%
AXA CONSERVATIVE STRATEGY
        Unit Value 1.30% to 1.70%*
2012    Lowest contract charge 1.30% Class B (a)            $10.84            --                 --             --        0.84%
        Highest contract charge 1.70% Class B (a)           $10.70            --                 --             --        0.47%
        All contract charges                                    --         6,987           $ 75,437           1.90%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEAR ENDED DECEMBER 31, 2012
                                                   ---------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ----------------- ----------------- -------------- ---------
AXA GROWTH STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (a)       $11.60            --                 --             --         2.29%
      Highest contract charge 1.70% Class B (a)      $11.45            --                 --             --         1.96%
      All contract charges                               --        14,063           $162,471           1.83%
AXA MODERATE ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)       $11.39            --                 --             --         1.97%
      Highest contract charge 1.70% Class A (a)      $11.24            --                 --             --         1.63%
      All contract charges                               --           671           $  7,626           1.55%
AXA MODERATE GROWTH STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (a)       $11.46            --                 --             --         1.96%
      Highest contract charge 1.70% Class B (a)      $11.32            --                 --             --         1.71%
      All contract charges                               --        27,322           $312,066           1.69%
AXA MODERATE-PLUS ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)       $11.61            --                 --             --         2.47%
      Highest contract charge 1.70% Class A (a)      $11.47            --                 --             --         2.23%
      All contract charges                               --           398           $  4,611           1.62%
AXA ULTRA CONSERVATIVE STRATEGY
      Unit Value 1.30% to 1.55%*
2012  Lowest contract charge 1.30% Class B (a)       $10.09            --                 --             --        (0.69)%
      Highest contract charge 1.55% Class B (a)      $10.06            --                 --             --        (0.89)%
      All contract charges                               --            --           $      2           1.49%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class III (a)     $11.33            --                 --             --         2.16%
      Highest contract charge 1.70% Class III (a)    $11.19            --                 --             --         1.91%
      All contract charges                               --           680           $  7,678           3.42%
BLACKROCK LARGE CAP GROWTH V.I FUND
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class III (a)     $13.35            --                 --             --        (1.55)%
      Highest contract charge 1.65% Class III (a)    $13.20            --                 --             --        (1.79)%
      All contract charges                               --            88           $  1,179           2.94%
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (a)       $10.12            --                 --             --         1.10%
      Highest contract charge 1.70% Class B (a)      $10.04            --                 --             --         0.80%
      All contract charges                               --        21,714           $219,067           0.86%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)       $15.86            --                 --             --         1.47%
      Highest contract charge 1.70% Class A (a)      $15.66            --                 --             --         1.16%
      All contract charges                               --           152           $  2,377           0.57%
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)       $13.41            --                 --             --         5.18%
      Highest contract charge 1.70% Class A (a)      $13.24            --                 --             --         4.91%
      All contract charges                               --            27           $    362           1.79%
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)       $12.38            --                 --             --         1.39%
      Highest contract charge 1.70% Class A (a)      $12.22            --                 --             --         1.08%
      All contract charges                               --           574           $  7,070           3.26%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEAR ENDED DECEMBER 31, 2012
                                                 ----------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $13.31           --                  --             --        4.72%
      Highest contract charge 1.70% Class A (a)    $13.14           --                  --             --        4.37%
      All contract charges                             --          231             $ 3,057           4.91%
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class A (a)     $14.23           --                  --             --        5.10%
      Highest contract charge 1.65% Class A (a)    $14.07           --                  --             --        4.84%
      All contract charges                             --           33             $   472           2.26%
EQ/COMMON STOCK INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $13.43           --                  --             --        2.36%
      Highest contract charge 1.70% Class A (a)    $13.26           --                  --             --        2.08%
      All contract charges                             --           66             $   890           3.28%
EQ/CORE BOND INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (a)     $10.90           --                  --             --        0.93%
      Highest contract charge 1.70% Class B (a)    $10.77           --                  --             --        0.75%
      All contract charges                             --          281             $ 3,060           3.07%
EQ/DAVIS NEW YORK VENTURE
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $11.84           --                  --             --        0.68%
      Highest contract charge 1.70% Class A (a)    $11.69           --                  --             --        0.43%
      All contract charges                             --          120             $ 1,413           2.03%
EQ/EQUITY 500 INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $13.27           --                  --             --        2.39%
      Highest contract charge 1.70% Class A (a)    $13.10           --                  --             --        2.02%
      All contract charges                             --          473             $ 6,257           3.68%
EQ/FRANKLIN CORE BALANCED
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $12.32           --                  --             --        3.79%
      Highest contract charge 1.70% Class A (a)    $12.16           --                  --             --        3.49%
      All contract charges                             --           32             $   397           9.85%
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class A (a)     $11.96           --                  --             --        4.91%
      Highest contract charge 1.65% Class A (a)    $11.83           --                  --             --        4.69%
      All contract charges                             --           30             $   354           5.82%
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $11.51           --                  --             --        1.14%
      Highest contract charge 1.70% Class A (a)    $11.36           --                  --             --        0.80%
      All contract charges                             --           54             $   632             --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $15.43           --                  --             --        6.27%
      Highest contract charge 1.70% Class A (a)    $15.24           --                  --             --        5.98%
      All contract charges                             --          776             $11,930           2.69%
EQ/GLOBAL BOND PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $10.96           --                  --             --        1.48%
      Highest contract charge 1.70% Class A (a)    $10.82           --                  --             --        1.12%
      All contract charges                             --           78             $   847           2.59%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEAR ENDED DECEMBER 31, 2012
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $11.23           --                 --              --         4.86%
      Highest contract charge 1.70% Class A (a)    $11.09           --                 --              --         4.52%
      All contract charges                             --           52             $  587            2.62%
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (a)     $10.54           --                 --              --        (0.09)%
      Highest contract charge 1.70% Class B (a)    $10.41           --                 --              --        (0.38)%
      All contract charges                             --          171             $1,790            0.50%
EQ/INTERNATIONAL CORE PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $10.27           --                 --              --         5.88%
      Highest contract charge 1.70% Class A (a)    $10.14           --                 --              --         5.52%
      All contract charges                             --           32             $  329            2.83%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $10.38           --                 --              --         8.46%
      Highest contract charge 1.70% Class A (a)    $10.25           --                 --              --         8.12%
      All contract charges                             --           72             $  739            6.02%
EQ/INTERNATIONAL ETF
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $10.63           --                 --              --         7.81%
      Highest contract charge 1.70% Class A (a)    $10.50           --                 --              --         7.58%
      All contract charges                             --           53             $  557            5.71%
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class A (a)     $10.02           --                 --              --         7.40%
      Highest contract charge 1.65% Class A (a)    $ 9.91           --                 --              --         7.14%
      All contract charges                             --           11             $  106            4.45%
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $12.25           --                 --              --         3.38%
      Highest contract charge 1.70% Class A (a)    $12.10           --                 --              --         3.15%
      All contract charges                             --           61             $  743            1.87%
EQ/LARGE CAP GROWTH INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $13.67           --                 --              --        (0.44)%
      Highest contract charge 1.70% Class A (a)    $13.50           --                 --              --        (0.66)%
      All contract charges                             --          136             $1,851            2.54%
EQ/LARGE CAP GROWTH PLUS
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class A (a)     $12.43           --                 --              --        (1.74)%
      Highest contract charge 1.65% Class A (a)    $12.29           --                 --              --        (1.99)%
      All contract charges                             --           11             $  139            1.35%
EQ/LARGE CAP VALUE INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $13.18           --                 --              --         5.27%
      Highest contract charge 1.70% Class A (a)    $13.02           --                 --              --         5.08%
      All contract charges                             --          133             $1,738            4.46%
EQ/LARGE CAP VALUE PLUS
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class A (a)     $12.26           --                 --              --         4.16%
      Highest contract charge 1.65% Class A (a)    $12.12           --                 --              --         3.86%
      All contract charges                             --           15             $  188            3.57%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEAR ENDED DECEMBER 31, 2012
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $12.09            --                 --             --         4.86%
      Highest contract charge 1.70% Class A (a)    $11.93            --                 --             --         4.56%
      All contract charges                             --           160            $ 1,929           2.50%
EQ/MID CAP INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $14.59            --                 --             --         2.67%
      Highest contract charge 1.70% Class A (a)    $14.40            --                 --             --         2.35%
      All contract charges                             --           153            $ 2,219           2.25%
EQ/MID CAP VALUE PLUS
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class A (a)     $13.35            --                 --             --         4.71%
      Highest contract charge 1.65% Class A (a)    $13.20            --                 --             --         4.43%
      All contract charges                             --            14            $   194           2.68%
EQ/MONEY MARKET
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $ 9.61            --                 --             --        (0.83)%
      Highest contract charge 1.70% Class A (a)    $ 9.49            --                 --             --        (1.15)%
      All contract charges                             --         3,253            $30,995             --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $12.45            --                 --             --         1.14%
      Highest contract charge 1.70% Class A (a)    $12.29            --                 --             --         0.82%
      All contract charges                             --            82            $ 1,019           1.86%
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $13.10            --                 --             --        (5.35)%
      Highest contract charge 1.70% Class A (a)    $12.94            --                 --             --        (5.55)%
      All contract charges                             --           272            $ 3,559           0.97%
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $12.09            --                 --             --         3.51%
      Highest contract charge 1.70% Class A (a)    $11.93            --                 --             --         3.20%
      All contract charges                             --             4            $    49           2.13%
EQ/OPPENHEIMER GLOBAL
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $12.47            --                 --             --         8.06%
      Highest contract charge 1.70% Class A (a)    $12.31            --                 --             --         7.79%
      All contract charges                             --           106            $ 1,321           1.79%
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $ 9.86            --                 --             --        (0.20)%
      Highest contract charge 1.70% Class A (a)    $ 9.73            --                 --             --        (0.51)%
      All contract charges                             --           382            $ 3,738           0.99%
EQ/SMALL COMPANY INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $14.52            --                 --             --         3.86%
      Highest contract charge 1.70% Class A (a)    $14.33            --                 --             --         3.54%
      All contract charges                             --           163            $ 2,354           3.35%
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)     $13.57            --                 --             --        (0.95)%
      Highest contract charge 1.70% Class A (a)    $13.40            --                 --             --        (1.25)%
      All contract charges                             --           414            $ 5,584             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEAR ENDED DECEMBER 31, 2012
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class A (a)             $11.62           --                 --              --         7.89%
      Highest contract charge 1.65% Class A (a)            $11.49           --                 --              --         7.69%
      All contract charges                                     --           49             $  564            3.60%
EQ/VAN KAMPEN COMSTOCK
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (a)             $13.20           --                 --              --         5.43%
      Highest contract charge 1.70% Class A (a)            $13.03           --                 --              --         5.08%
      All contract charges                                     --           36             $  472            3.37%
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (a)             $10.31           --                 --              --        (0.48)%
      Highest contract charge 1.70% Class B (a)            $10.23           --                 --              --        (0.78)%
      All contract charges                                     --          775             $7,971            0.03%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class 2 (a)     $13.17           --                 --              --         2.09%
      Highest contract charge 1.70% Service Class 2 (a)    $13.00           --                 --              --         1.80%
      All contract charges                                     --          600             $7,870            2.45%
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class 2 (a)     $12.84           --                 --              --         1.10%
      Highest contract charge 1.70% Service Class 2 (a)    $12.68           --                 --              --         0.79%
      All contract charges                                     --          217             $2,768            0.84%
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class 2 (a)     $12.23           --                 --              --         4.80%
      Highest contract charge 1.70% Service Class 2 (a)    $12.07           --                 --              --         4.50%
      All contract charges                                     --          499             $6,081            7.15%
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)       $10.35           --                 --              --         3.50%
      Highest contract charge 1.70% Common Shares (a)      $10.32           --                 --              --         3.30%
      All contract charges                                     --           55             $  575            2.79%
FRANKLIN INCOME SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (a)             $12.22           --                 --              --         6.26%
      Highest contract charge 1.70% Class 2 (a)            $12.07           --                 --              --         5.88%
      All contract charges                                     --          322             $3,901            0.53%
FRANKLIN STRATEGIC INCOME SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (a)             $12.52           --                 --              --         5.65%
      Highest contract charge 1.70% Class 2 (a)            $12.36           --                 --              --         5.37%
      All contract charges                                     --          384             $4,770            1.55%
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class 2 (a)             $11.75           --                 --              --         6.92%
      Highest contract charge 1.65% Class 2 (a)            $11.62           --                 --              --         6.61%
      All contract charges                                     --           27             $  321              --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Shares (a)      $13.87           --                 --              --         4.68%
      Highest contract charge 1.70% Service Shares (a)     $13.69           --                 --              --         4.42%
      All contract charges                                     --          131             $1,798            2.06%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                            YEAR ENDED DECEMBER 31, 2012
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Series II (a)         $12.26           --                  --             --         6.52%
      Highest contract charge 1.65% Series II (a)        $10.80           --                  --             --         6.19%
      All contract charges                                   --           79             $   907           1.88%
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (a)         $13.74           --                  --             --        10.54%
      Highest contract charge 1.70% Series II (a)        $13.57           --                  --             --        10.24%
      All contract charges                                   --          424             $ 5,805           0.53%
INVESCO V.I. HIGH YIELD FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (a)         $11.19           --                  --             --         7.80%
      Highest contract charge 1.70% Series II (a)        $11.10           --                  --             --         7.45%
      All contract charges                                   --          254             $ 2,826           6.30%
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (a)         $11.90           --                  --             --         4.11%
      Highest contract charge 1.70% Series II (a)        $11.75           --                  --             --         3.80%
      All contract charges                                   --          256             $ 3,037           1.55%
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (a)         $11.76           --                  --             --         0.09%
      Highest contract charge 1.70% Series II (a)        $11.61           --                  --             --        (0.17)%
      All contract charges                                   --           60             $   694             --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (a)         $14.80           --                  --             --         1.93%
      Highest contract charge 1.70% Series II (a)        $14.61           --                  --             --         1.60%
      All contract charges                                   --           35             $   510             --
IVY FUNDS VIP ASSET STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)     $10.60           --                  --             --         2.51%
      Highest contract charge 1.70% Common Shares (a)    $10.52           --                  --             --         2.33%
      All contract charges                                   --          430             $ 4,541           0.05%
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)     $12.25           --                  --             --         0.74%
      Highest contract charge 1.70% Common Shares (a)    $12.10           --                  --             --         0.50%
      All contract charges                                   --           79             $   976           0.02%
IVY FUNDS VIP ENERGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)     $11.16           --                  --             --        (4.04)%
      Highest contract charge 1.70% Common Shares (a)    $11.02           --                  --             --        (4.26)%
      All contract charges                                   --          146             $ 1,627             --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)     $ 9.32           --                  --             --        (2.71)%
      Highest contract charge 1.70% Common Shares (a)    $ 9.21           --                  --             --        (2.95)%
      All contract charges                                   --          125             $ 1,163             --
IVY FUNDS VIP HIGH INCOME
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)     $14.20           --                  --             --         8.31%
      Highest contract charge 1.70% Common Shares (a)    $14.02           --                  --             --         8.01%
      All contract charges                                   --          750             $10,591           0.10%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                             YEAR ENDED DECEMBER 31, 2012
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)      $14.89           --                 --              --         1.43%
      Highest contract charge 1.70% Common Shares (a)     $14.71           --                 --              --         1.24%
      All contract charges                                    --          218             $3,233              --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)      $13.87           --                 --              --         9.38%
      Highest contract charge 1.70% Common Shares (a)     $13.69           --                 --              --         9.00%
      All contract charges                                    --          231             $3,202              --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)      $12.31           --                 --              --        (8.88)%
      Highest contract charge 1.70% Common Shares (a)     $12.15           --                 --              --        (9.19)%
      All contract charges                                    --           99             $1,218              --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Shares (a)     $12.05           --                 --              --         5.98%
      Highest contract charge 1.70% Service Shares (a)    $11.90           --                 --              --         5.68%
      All contract charges                                    --          833             $9,997            3.48%
LORD ABBETT SERIES FUND--BOND DEBENTURE PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (a)          $11.17           --                 --              --         5.48%
      Highest contract charge 1.70% VC Shares (a)         $11.08           --                 --              --         5.12%
      All contract charges                                    --          126             $1,400           12.49%
LORD ABBETT SERIES FUND--CLASS STOCK PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (a)          $ 9.89           --                 --              --         0.71%
      Highest contract charge 1.70% VC Shares (a)         $ 9.81           --                 --              --         0.41%
      All contract charges                                    --           82             $  818            2.47%
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (a)          $ 9.36           --                 --              --        (3.80)%
      Highest contract charge 1.70% VC Shares (a)         $ 9.29           --                 --              --        (4.03)%
      All contract charges                                    --           29             $  270            0.22%
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (a)      $12.01           --                 --              --         5.72%
      Highest contract charge 1.70% Service Class (a)     $11.86           --                 --              --         5.42%
      All contract charges                                    --          517             $6,188            1.06%
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (a)      $13.18           --                 --              --         2.41%
      Highest contract charge 1.70% Service Class (a)     $13.02           --                 --              --         2.20%
      All contract charges                                    --           33             $  433            0.20%
MFS(R) INVESTORS TRUST SERIES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (a)      $12.75           --                 --              --         4.08%
      Highest contract charge 1.70% Service Class (a)     $12.59           --                 --              --         3.79%
      All contract charges                                    --           21             $  263            0.61%
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (a)      $13.69           --                 --              --        (2.42)%
      Highest contract charge 1.70% Service Class (a)     $13.52           --                 --              --        (2.66)%
      All contract charges                                    --           84             $1,144              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                            YEAR ENDED DECEMBER 31, 2012
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MFS(R) UTILITIES SERIES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (a)     $13.86            --                 --             --         6.21%
      Highest contract charge 1.70% Service Class (a)    $13.68            --                 --             --         5.88%
      All contract charges                                   --           195            $ 2,688           4.45%
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class B (a)           $12.30            --                 --             --        (1.91)%
      Highest contract charge 1.65% Class B (a)          $12.01            --                 --             --        (2.20)%
      All contract charges                                   --             9            $   124           0.36%
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class B (a)           $13.56            --                 --             --         6.60%
      Highest contract charge 1.65% Class B (a)          $13.13            --                 --             --         6.40%
      All contract charges                                   --            14            $   173           2.19%
MULTIMANAGER LARGE CAP VALUE
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class B (a)           $14.16            --                 --             --         3.74%
      Highest contract charge 1.65% Class B (a)          $13.71            --                 --             --         3.47%
      All contract charges                                   --            17            $   225           1.80%
MULTIMANAGER MID CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (a)           $15.01            --                 --             --         0.20%
      Highest contract charge 1.70% Class B (a)          $11.70            --                 --             --        (0.09)%
      All contract charges                                   --            20            $   293             --
MULTIMANAGER MID CAP VALUE
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (a)           $15.94            --                 --             --         4.25%
      Highest contract charge 1.70% Class B (a)          $14.19            --                 --             --         4.03%
      All contract charges                                   --            10            $   157           0.70%
MULTIMANAGER SMALL CAP VALUE
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class B (a)           $12.93            --                 --             --         3.94%
      Highest contract charge 1.65% Class B (a)          $12.55            --                 --             --         3.72%
      All contract charges                                   --             9            $   117           1.05%
MUTUAL SHARES SECURITIES FUND
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class 2 (a)           $11.83            --                 --             --         5.06%
      Highest contract charge 1.65% Class 2 (a)          $11.70            --                 --             --         4.74%
      All contract charges                                   --            74            $   870           2.03%
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY
PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Advisor Class (a)     $12.27            --                 --             --         0.57%
      Highest contract charge 1.70% Advisor Class (a)    $12.12            --                 --             --         0.33%
      All contract charges                                   --           249            $ 3,047           2.13%
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Advisor Class (a)     $13.55            --                 --             --         8.84%
      Highest contract charge 1.70% Advisor Class (a)    $13.37            --                 --             --         8.43%
      All contract charges                                   --           262            $ 3,531           3.20%
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Advisor Class (a)     $12.56            --                 --             --         4.15%
      Highest contract charge 1.70% Advisor Class (a)    $12.40            --                 --             --         3.85%
      All contract charges                                   --         1,264            $15,803           0.33%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

                                                                             YEAR ENDED DECEMBER 31, 2012
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Advisor Class (a)      $11.75            --                 --             --         4.35%
      Highest contract charge 1.70% Advisor Class (a)     $11.60            --                 --             --         4.04%
      All contract charges                                    --         2,030            $23,720           1.57%
PROFUND VP BIOTECHNOLOGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (a)      $15.29            --                 --             --        16.19%
      Highest contract charge 1.70% Common Shares (a)     $15.09            --                 --             --        15.81%
      All contract charges                                    --            77            $ 1,167             --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class II (a)           $16.89            --                 --             --         8.69%
      Highest contract charge 1.70% Class II (a)          $16.67            --                 --             --         8.32%
      All contract charges                                    --           244            $ 4,095             --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (a)            $11.09            --                 --             --         1.84%
      Highest contract charge 1.70% Class 2 (a)           $10.95            --                 --             --         1.58%
      All contract charges                                    --            61            $   676           0.22%
TEMPLETON FOREIGN SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (a)            $11.10            --                 --             --         8.82%
      Highest contract charge 1.70% Class 2 (a)           $10.96            --                 --             --         8.62%
      All contract charges                                    --            46            $   519           0.73%
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (a)            $12.62            --                 --             --         7.13%
      Highest contract charge 1.70% Class 2 (a)           $12.46            --                 --             --         6.86%
      All contract charges                                    --         1,127            $14,152           1.72%
TEMPLETON GROWTH SECURITIES FUND
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Class 2 (a)            $11.30            --                 --             --        10.46%
      Highest contract charge 1.65% Class 2 (a)           $11.18            --                 --             --        10.15%
      All contract charges                                    --            17            $   194           0.29%
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class S Shares (a)     $10.95            --                 --             --        (2.75)%
      Highest contract charge 1.70% Class S Shares (a)    $10.81            --                 --             --        (3.05)%
      All contract charges                                    --           581            $ 6,332           0.94%

  * Expenses as an annual percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of Portfolio fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
  (a)Units were made available for sale on April 30, 2012.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events


   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued. After close of business on December 31, 2012 Separate Account 70 participated in a reorganization in which certain new and existing Variable Investment Options of Separate Account No. 70 received assets and liabilities attributable to the units of the Variable Investment Options of Separate Account No. 49, associated with the Contracts of the Retirement Cornerstone Series, Retirement Cornerstone 11 Series, and Accumulator 11 Series ("Transferred Contract Units"). In this reorganization, the assets and liabilities attributable to Transferred Contract Units were received by the corresponding existing and new Variable Investment Options of Separate Account No. 70 in exchange for units of such Variable Investment Options of the same unit class with an equivalent aggregate net unit value and bearing the same expense rate as the Transferred Contract Units.

   The units and the aggregate value of the units issued by the Variable Investment Option of Separate Account No. 70 in connection with the reorganization were as follows:

                                                                                   ACCUMULATED UNIT VALUE BEING
                                                                                     TRANSFERRED TO SEPARATE
                                                                                     ACCOUNT 70 FROM SEPARATE
FUND                                                      SHARE CLASS UNITS (000S)      ACCOUNT 49 (000S)
----                                                      ----------- ------------ ----------------------------
ALL ASSET GROWTH-ALT 20..................................      A            430             $    5,228

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.      B            263                  3,080

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....      B            455                  4,810

AMERICAN CENTURY VP LARGE COMPANY VALUE..................  CLASS II         128                  1,609

AMERICAN CENTURY VP MID CAP VALUE FUND...................  CLASS II         700                  9,642

AXA AGGRESSIVE ALLOCATION................................      A          1,252                 14,751

AXA BALANCED STRATEGY....................................      B         63,621                744,243

AXA CONSERVATIVE GROWTH STRATEGY.........................      B         34,074                389,730

AXA CONSERVATIVE STRATEGY................................      B         24,526                269,970

AXA GROWTH STRATEGY......................................      B         26,085                339,000

AXA MODERATE ALLOCATION..................................      A          3,113                 35,344

AXA MODERATE GROWTH STRATEGY.............................      B        178,809              2,092,361

AXA MODERATE-PLUS ALLOCATION.............................      A          2,787                 32,275

AXA TACTICAL MANAGER 400.................................      B          4,831                 63,469

AXA TACTICAL MANAGER 500.................................      B         12,549                152,429

AXA TACTICAL MANAGER 2000................................      B          5,328                 69,819

AXA TACTICAL MANAGER INTERNATIONAL.......................      B         11,384                111,588

AXA ULTRA CONSERVATIVE STRATEGY..........................      B             19                    193

BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  CLASS III      3,309                 37,203

BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  CLASS III        490                  6,031

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES...........      B         33,559                338,570

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................      A            408                  6,446
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................      B            367                  6,970

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................      A            163                  2,174
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................      B            494                  4,999

EQ/BLACKROCK BASIC VALUE EQUITY..........................      A          2,719                 33,524

EQ/BOSTON ADVISORS EQUITY INCOME.........................      A            438                  5,808
EQ/BOSTON ADVISORS EQUITY INCOME.........................      B            840                  3,486

EQ/CALVERT SOCIALLY RESPONSIBLE..........................      B             63                    655

EQ/CAPITAL GUARDIAN RESEARCH.............................      A            146                  2,072
EQ/CAPITAL GUARDIAN RESEARCH.............................      B            242                  3,368

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events (Continued)

                                                            ACCUMULATED UNIT VALUE BEING
                                                              TRANSFERRED TO SEPARATE
                                                              ACCOUNT 70 FROM SEPARATE
FUND                               SHARE CLASS UNITS (000S)      ACCOUNT 49 (000S)
----                               ----------- ------------ ----------------------------
EQ/COMMON STOCK INDEX.............      A            223                2,984

EQ/CORE BOND INDEX................      B         26,138              285,770

EQ/DAVIS NEW YORK VENTURE.........      A            783                9,224
EQ/DAVIS NEW YORK VENTURE.........      B            278                2,752

EQ/EQUITY 500 INDEX...............      A          1,409               18,589

EQ/EQUITY GROWTH PLUS.............      B            325                4,738

EQ/FRANKLIN CORE BALANCED.........      A            133                1,638
EQ/FRANKLIN CORE BALANCED.........      B            306                3,289

EQ/FRANKLIN TEMPLETON ALLOCATION..      A            100                1,186
EQ/FRANKLIN TEMPLETON ALLOCATION..      B            383                3,320

EQ/GAMCO MERGERS AND ACQUISITIONS.      A            440                5,037

EQ/GAMCO SMALL COMPANY VALUE......      A          3,452               53,045

EQ/GLOBAL BOND PLUS...............      A            420                4,579
EQ/GLOBAL BOND PLUS...............      B            369                4,578

EQ/GLOBAL MULTI-SECTOR EQUITY.....      A            345                3,856
EQ/GLOBAL MULTI-SECTOR EQUITY.....      B            223                4,731

EQ/INTERMEDIATE GOVERNMENT BOND...      B         12,015              128,831

EQ/INTERNATIONAL CORE PLUS........      A            250                2,555
EQ/INTERNATIONAL CORE PLUS........      B            236                3,137

EQ/INTERNATIONAL EQUITY INDEX.....      A            244                2,520

EQ/INTERNATIONAL ETF..............      A            301                3,191

EQ/INTERNATIONAL VALUE PLUS.......      A            371                3,701

EQ/JPMORGAN VALUE OPPORTUNITIES...      A            293                3,572
EQ/JPMORGAN VALUE OPPORTUNITIES...      B             98                1,311

EQ/LARGE CAP CORE PLUS............      B            138                1,627

EQ/LARGE CAP GROWTH INDEX.........      A            408                5,559

EQ/LARGE CAP GROWTH PLUS..........      A            147                1,825
EQ/LARGE CAP GROWTH PLUS..........      B            388                5,822

EQ/LARGE CAP VALUE INDEX..........      A            195                2,562

EQ/LARGE CAP VALUE PLUS...........      A            126                1,541
EQ/LARGE CAP VALUE PLUS...........      B            237                2,760

EQ/LORD ABBETT LARGE CAP CORE.....      B             92                1,143

EQ/MFS INTERNATIONAL GROWTH.......      A            454                5,464
EQ/MFS INTERNATIONAL GROWTH.......      B            449                4,978

EQ/MID CAP INDEX..................      A            368                5,341

EQ/MID CAP VALUE PLUS.............      A             57                  764
EQ/MID CAP VALUE PLUS.............      B            196                3,077

EQ/MONEY MARKET...................      A          2,080               19,879
EQ/MONEY MARKET...................      B          1,258               19,160

EQ/MONTAG & CALDWELL GROWTH.......      A            664                8,237
EQ/MONTAG & CALDWELL GROWTH.......      B            132                1,571

EQ/MORGAN STANLEY MID CAP GROWTH..      A          1,342               17,512
EQ/MORGAN STANLEY MID CAP GROWTH..      B            590                9,649

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events (Continued)

                                                                                    ACCUMULATED UNIT VALUE BEING
                                                                                      TRANSFERRED TO SEPARATE
                                                                                      ACCOUNT 70 FROM SEPARATE
FUND                                                     SHARE CLASS   UNITS (000S)      ACCOUNT 49 (000S)
----                                                   --------------- ------------ ----------------------------
EQ/MUTUAL LARGE CAP EQUITY............................        A              85                 1,023
EQ/MUTUAL LARGE CAP EQUITY............................        B             101                   954

EQ/OPPENHEIMER GLOBAL.................................        A             849                10,538
EQ/OPPENHEIMER GLOBAL.................................        B             287                 3,199

EQ/PIMCO ULTRA SHORT BOND.............................        A           1,581                15,507
EQ/PIMCO ULTRA SHORT BOND.............................        B             127                 1,248

EQ/QUALITY BOND PLUS..................................        B           1,489                18,634

EQ/SMALL COMPANY INDEX................................        A             309                 4,462

EQ/T. ROWE PRICE GROWTH STOCK.........................        A           1,130                15,272
EQ/T. ROWE PRICE GROWTH STOCK.........................        B             734                 8,074

EQ/TEMPLETON GLOBAL EQUITY............................        A             157                 1,810
EQ/TEMPLETON GLOBAL EQUITY............................        B             753                 6,868

EQ/UBS GROWTH & INCOME................................        B             675                 2,751

EQ/VAN KAMPEN COMSTOCK................................        A             185                 2,431
EQ/VAN KAMPEN COMSTOCK................................        B              97                 1,119

EQ/WELLS FARGO OMEGA GROWTH...........................        B           2,020                23,148

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO....... SERVICE CLASS 2       78                   956

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............... SERVICE CLASS 2    2,364                30,979

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................ SERVICE CLASS 2       70                   745

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................ SERVICE CLASS 2       65                   686

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................ SERVICE CLASS 2       34                   359

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................ SERVICE CLASS 2       31                   322

FIDELITY(R) VIP MID CAP PORTFOLIO..................... SERVICE CLASS 2      994                12,706

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............ SERVICE CLASS 2    2,015                24,497

FRANKLIN INCOME SECURITIES FUND.......................     CLASS 2          795                 9,657

FRANKLIN STRATEGIC INCOME SECURITIES FUND.............     CLASS 2        1,359                16,934

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.     CLASS 2          158                 1,847

GOLDMAN SACHS VIT MID CAP VALUE FUND.................. SERVICE SHARES       597                 8,246

GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND....  COMMON SHARES        82                   646

GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND.............  COMMON SHARES        60                   565

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................    SERIES II         179                 2,187

INVESCO V.I. GLOBAL REAL ESTATE FUND..................    SERIES II       1,830                25,034

INVESCO V.I. HIGH YIELD FUND..........................    SERIES II         401                 4,476

INVESCO V.I. INTERNATIONAL GROWTH FUND................    SERIES II       1,047                12,414

INVESCO V.I. MID CAP CORE EQUITY FUND.................    SERIES II         278                 3,258

INVESCO V.I. SMALL CAP EQUITY FUND....................    SERIES II         219                 3,223

INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND........    SERIES II          27                   367

IVY FUNDS VIP ASSET STRATEGY..........................  COMMON SHARES     1,025                10,827

IVY FUNDS VIP DIVIDEND OPPORTUNITIES..................  COMMON SHARES       736                 8,977

IVY FUNDS VIP ENERGY..................................  COMMON SHARES       885                 9,829

IVY FUNDS VIP GLOBAL NATURAL RESOURCES................  COMMON SHARES       915                 8,488

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

9. Subsequent Events (Concluded)

                                                                                       ACCUMULATED UNIT VALUE BEING
                                                                                         TRANSFERRED TO SEPARATE
                                                                                         ACCOUNT 70 FROM SEPARATE
FUND                                                        SHARE CLASS   UNITS (000S)      ACCOUNT 49 (000S)
----                                                       -------------- ------------ ----------------------------
IVY FUNDS VIP HIGH INCOME................................. COMMON SHARES     2,440                34,445

IVY FUNDS VIP MID CAP GROWTH.............................. COMMON SHARES       988                14,646

IVY FUNDS VIP SCIENCE AND TECHNOLOGY...................... COMMON SHARES       759                10,482

IVY FUNDS VIP SMALL CAP GROWTH............................ COMMON SHARES       490                 6,004

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....... SERVICE SHARES    3,427                41,109

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......   VC SHARES         210                 2,338

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........   VC SHARES         157                 1,553

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.   VC SHARES         118                 1,105

MFS(R) INTERNATIONAL VALUE PORTFOLIO...................... SERVICE CLASS     1,708                20,430

MFS(R) INVESTORS GROWTH STOCK SERIES...................... SERVICE CLASS       309                 4,049

MFS(R) INVESTORS TRUST SERIES............................. SERVICE CLASS       286                 3,637

MFS(R) TECHNOLOGY PORTFOLIO............................... SERVICE CLASS       351                 4,792

MFS(R) UTILITIES SERIES................................... SERVICE CLASS       652                 8,997

MULTIMANAGER AGGRESSIVE EQUITY............................       B             302                 4,626

MULTIMANAGER CORE BOND....................................       B           4,216                58,877

MULTIMANAGER INTERNATIONAL EQUITY.........................       B             195                 2,546

MULTIMANAGER LARGE CAP CORE EQUITY........................       B             186                 2,186

MULTIMANAGER LARGE CAP VALUE..............................       B             316                 4,310

MULTIMANAGER MID CAP GROWTH...............................       B             336                 4,630

MULTIMANAGER MID CAP VALUE................................       B             226                 3,490

MULTIMANAGER MULTI-SECTOR BOND............................       B             186                 2,430

MULTIMANAGER SMALL CAP GROWTH.............................       B             693                 4,130

MULTIMANAGER SMALL CAP VALUE..............................       B             302                 4,320

MULTIMANAGER TECHNOLOGY...................................       B             385                 5,150

MUTUAL SHARES SECURITIES FUND.............................    CLASS 2          593                 6,989

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO....................................... ADVISOR CLASS     1,225                14,964

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO................................................ ADVISOR CLASS     1,069                14,404

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO...... ADVISOR CLASS     4,008                50,076

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO..... ADVISOR CLASS     6,826                79,789

PROFUND VP BEAR........................................... COMMON SHARES       123                   709

PROFUND VP BIOTECHNOLOGY.................................. COMMON SHARES       278                 4,227

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...................    CLASS II         635                10,684

TEMPLETON DEVELOPING MARKETS SECURITIES FUND..............    CLASS 2          462                 5,098

TEMPLETON FOREIGN SECURITIES FUND.........................    CLASS 2          459                 5,072

TEMPLETON GLOBAL BOND SECURITIES FUND.....................    CLASS 2        4,782                60,048

TEMPLETON GROWTH SECURITIES FUND..........................    CLASS 2          105                 1,182

VAN ECK VIP GLOBAL HARD ASSETS FUND....................... CLASS S SHARES    1,800                19,612

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2012 and 2011.................. F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2012, 2011 and 2010........................................ F-4
  Consolidated Statements of Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2012,
   2011 and 2010........................................................... F-6
  Notes to Consolidated Financial Statements............................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the notes to Consolidated Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2013

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                        2012       2011
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,607 $   31,992
 Mortgage loans on real estate......................................................      5,059      4,281
 Equity real estate, held for the production of income..............................          4         99
 Policy loans.......................................................................      3,512      3,542
 Other equity investments...........................................................      1,643      1,707
 Trading securities.................................................................      2,309        982
 Other invested assets..............................................................      1,828      2,340
                                                                                     ---------- ----------
   Total investments................................................................     47,962     44,943
Cash and cash equivalents...........................................................      3,162      3,227
Cash and securities segregated, at fair value.......................................      1,551      1,280
Broker-dealer related receivables...................................................      1,605      1,327
Deferred policy acquisition costs...................................................      3,728      3,545
Goodwill and other intangible assets, net...........................................      3,673      3,697
Amounts due from reinsurers.........................................................      3,847      3,542
Loans to affiliates.................................................................      1,037      1,041
Guaranteed minimum income benefit reinsurance asset, at fair value..................     11,044     10,547
Other assets........................................................................      5,095      5,340
Separate Accounts' assets...........................................................     94,139     86,419
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  176,843 $  164,908
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   28,263 $   26,033
Future policy benefits and other policyholders liabilities..........................     22,687     21,595
Broker-dealer related payables......................................................        664        466
Customers related payables..........................................................      2,562      1,889
Amounts due to reinsurers...........................................................         75         74
Short-term and long-term debt.......................................................        523        645
Loans from affiliates...............................................................      1,325      1,325
Current and deferred income taxes...................................................      5,172      5,104
Other liabilities...................................................................      3,503      3,815
Separate Accounts' liabilities......................................................     94,139     86,419
                                                                                     ---------- ----------
   Total liabilities................................................................    158,913    147,365
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding.          2          2
 Capital in excess of par value.....................................................      5,992      5,743
 Retained earnings..................................................................      9,125      9,392
 Accumulated other comprehensive income (loss)......................................        317       (297)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,436     14,840
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,494      2,703
                                                                                     ---------- ----------
   Total equity.....................................................................     17,930     17,543
                                                                                     ---------- ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  176,843 $  164,908
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                           2012      2011      2010
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,334  $  3,312  $  3,067
Premiums................................................................      514       533       530
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     (978)    2,374      (284)
 Other investment income (loss).........................................    2,316     2,128     2,260
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    1,338     4,502     1,976
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (96)      (36)     (300)
 Portion of loss recognized in other comprehensive income (loss)........        2         4        18
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (94)      (32)     (282)
 Other investment gains (losses), net...................................       (3)      (15)       98
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (97)      (47)     (184)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,574     3,631     3,702
Increase (decrease) in the fair value of the reinsurance contract asset.      497     5,941     2,350
                                                                         --------  --------  --------
     Total revenues.....................................................    9,160    17,872    11,441
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    2,989     4,360     3,082
Interest credited to policyholders' account balances....................    1,166       999       950
Compensation and benefits...............................................    1,672     2,263     1,953
Commissions.............................................................    1,248     1,195     1,044
Distribution related payments...........................................      367       303       287
Amortization of deferred sales commissions..............................       40        38        47
Interest expense........................................................      108       106       106
Amortization of deferred policy acquisition costs.......................      576     3,620      (326)
Capitalization of deferred policy acquisition costs.....................     (718)     (759)     (655)
Rent expense............................................................      201       240       244
Amortization of other intangible assets.................................       24        24        23
Other operating costs and expenses......................................    1,429     1,359     1,438
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,102    13,748     8,193
                                                                         --------  --------  --------
Earnings (loss) from continuing operations, before income taxes......... $     58  $  4,124  $  3,248
Income tax (expense) benefit............................................      158    (1,298)     (789)
                                                                         --------  --------  --------

Net earnings (loss).....................................................      216     2,826     2,459
 Less: net (earnings) loss attributable to the noncontrolling interest..     (121)      101      (235)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $     95  $  2,927  $  2,224
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012     2011      2010
                                                                               ------  --------  --------
                                                                                      (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  216  $  2,826  $  2,459
                                                                               ------  --------  --------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......    580       366       459
 Defined benefit plans:
   Net gain (loss) arising during year........................................    (82)     (169)     (121)
   Prior service cost arising during year.....................................      1        --        --
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........    106        94        82
     Amortization of net prior service credit included in net periodic cost...      1         1        (1)
                                                                               ------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............     26       (74)      (40)
                                                                               ------  --------  --------
Total other comprehensive income (loss), net of income taxes..................    606       292       419
                                                                               ------  --------  --------

Comprehensive income (loss)...................................................    822     3,118     2,878

 Less: Comprehensive (income) loss attributable to noncontrolling interest....   (113)      122      (228)
                                                                               ------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  709  $  3,240  $  2,650
                                                                               ======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,743      5,593      5,583
 Changes in capital in excess of par value.................................       249        150         10
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,992      5,743      5,593
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     9,392      6,844      4,920
 Net earnings (loss).......................................................        95      2,927      2,224
 Stockholder dividends.....................................................      (362)      (379)      (300)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     9,125      9,392      6,844
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (297)      (610)    (1,036)
 Other comprehensive income (loss).........................................       614        313        426
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       317       (297)      (610)
                                                                            ---------  ---------  ---------

   Total AXA Equitable's equity, end of year...............................    15,436     14,840     11,829
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     2,703      3,118      3,269
 Purchase of AllianceBernstein Units by noncontrolling interest............        --          1          5
 Purchase of noncontrolling interest in consolidated entity................        --        (31)        (5)
 Repurchase of AllianceBernstein Holding units.............................      (145)      (140)      (148)
 Net earnings (loss) attributable to noncontrolling interest...............       121       (101)       235
 Dividends paid to noncontrolling interest.................................      (219)      (312)      (357)
 Other comprehensive income (loss) attributable to noncontrolling interest.        (8)       (21)        (7)
 Other changes in noncontrolling interest..................................        42        189        126
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,494      2,703      3,118
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  17,930  $  17,543  $  14,947
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                              2012     2011      2010
                                                                                            -------  --------  --------
                                                                                                   (IN MILLIONS)
Net earnings (loss)........................................................................ $   216  $  2,826  $  2,459
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................   1,166       999       950
 Universal life and investment-type product policy fee income..............................  (3,334)   (3,312)   (3,067)
 Net change in broker-dealer and customer related receivables/payables.....................     383       266       125
 (Income) loss related to derivative instruments...........................................     978    (2,374)      284
 Change in reinsurance recoverable with affiliate..........................................    (207)     (242)     (233)
 Investment (gains) losses, net............................................................      97        47       184
 Change in segregated cash and securities, net.............................................    (272)     (170)     (124)
 Change in deferred policy acquisition costs...............................................    (142)    2,861      (981)
 Change in future policy benefits..........................................................     876     2,110     1,136
 Change in current and deferred income taxes...............................................    (254)    1,226       803
 Real estate asset write-off charge........................................................      42         5        26
 Change in the fair value of the reinsurance contract asset................................    (497)   (5,941)   (2,350)
 Amortization of deferred compensation.....................................................      22       418       178
 Amortization of deferred sales commission.................................................      40        38        47
 Amortization of reinsurance cost..........................................................      47       211       274
 Other depreciation and amortization.......................................................     157       146       161
 Amortization of other intangibles.........................................................      24        24        23
 Other, net................................................................................    (122)      (76)      111
                                                                                            -------  --------  --------

Net cash provided by (used in) operating activities........................................    (780)     (938)        6
                                                                                            -------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........   3,551     3,435     2,753
 Sales of investments......................................................................   1,951     1,141     3,398
 Purchases of investments..................................................................  (7,893)   (7,970)   (7,068)
 Cash settlements related to derivative instruments........................................    (287)    1,429      (651)
 Change in short-term investments..........................................................      34        16       (53)
 Decrease in loans to affiliates...........................................................       4        --         3
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (66)     (104)      (62)
 Other, net................................................................................      14        25       (25)
                                                                                            -------  --------  --------

Net cash provided by (used in) investing activities........................................  (2,692)   (2,028)   (1,705)
                                                                                            -------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                  (CONTINUED)

                                                                         2012      2011      2010
                                                                       --------  --------  --------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  5,437  $  4,461  $  3,187
   Withdrawals and transfers to Separate Accounts.....................     (982)     (821)     (483)
 Change in short-term financings......................................     (122)      220       (24)
 Change in collateralized pledged liabilities.........................     (288)      989      (270)
 Change in collateralized pledged assets..............................       (5)       99       533
 Capital contribution.................................................      195        --        --
 Shareholder dividends paid...........................................     (362)     (379)     (300)
 Repurchase of AllianceBernstein Holding units........................     (238)     (221)     (235)
 Distribution to noncontrolling interest in consolidated subsidiaries.     (219)     (312)     (357)
 Other, net...........................................................       (9)        2        11
                                                                       --------  --------  --------

Net cash provided by (used in) financing activities...................    3,407     4,038     2,062
                                                                       --------  --------  --------

Change in cash and cash equivalents...................................      (65)    1,072       363
Cash and cash equivalents, beginning of year..........................    3,227     2,155     1,792
                                                                       --------  --------  --------

Cash and Cash Equivalents, End of Year................................ $  3,162  $  3,227  $  2,155
                                                                       ========  ========  ========

Supplemental cash flow information:
 Interest Paid........................................................ $    107  $    107  $    110
                                                                       ========  ========  ========
 Income Taxes (Refunded) Paid......................................... $    271  $     36  $    (27)
                                                                       ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2012 and 2011, the Company's economic interest in AllianceBernstein was 39.5% and 37.3%, respectively. At December 31, 2012 and 2011, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 65.5% and 64.6%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2012 and 2011, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2012 and 2011, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2012 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2012, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $22 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2012," "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                    AS PREVIOUSLY REPORTED      ADJUSTMENT            AS ADJUSTED
                                    --------------------   --------------------  --------------------
                                        DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                    --------------------   --------------------  --------------------
                                       2011        2010       2011       2010       2011       2010
                                    ---------   ---------  ---------  ---------  ---------  ---------
                                                              (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs. $   4,653   $   8,383  $  (1,108) $  (1,880) $   3,545  $   6,503
LIABILITIES:
 Current and deferred income taxes.     5,491       4,315       (387)      (658)     5,104      3,657
EQUITY:
 Retained earnings.................    10,120       8,085       (728)    (1,241)     9,392      6,844
 Accumulated other comprehensive
   income (loss)...................      (304)       (629)         7         19       (297)      (610)
 Total AXA Equitable's equity......    15,561      13,051       (721)    (1,222)    14,840     11,829
 Total equity......................    18,264      16,169       (721)    (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED     ADJUSTMENT AS ADJUSTED
                                                                    --------------  ---------- -----------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $        4,680  $  (1,060) $    3,620
       Capitalization of deferred policy acquisition costs.........         (1,030)       271        (759)
   Earnings (loss) from continuing operations, before income taxes.          3,335        789       4,124
   Income tax (expense) benefit....................................         (1,022)      (276)     (1,298)
   Net earnings (loss).............................................          2,313        513       2,826
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,414        513       2,927

YEAR ENDED DECEMBER 31, 2010
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $          168  $    (494) $     (326)
       Capitalization of deferred policy acquisition costs.........           (916)       261        (655)
   Earnings (loss) from continuing operations, before income taxes.          3,015        233       3,248
   Income tax (expense) benefit....................................           (707)       (82)       (789)
   Net earnings (loss).............................................          2,308        151       2,459
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,073        151       2,224

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                 AS PREVIOUSLY
                                                   REPORTED       ADJUSTMENT     AS ADJUSTED
                                                --------------  --------------  ------------
                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,313  $          513  $      2,826
   Change in deferred policy acquisition costs.          3,650            (789)        2,861
   Change in current and deferred income taxes.            950             276         1,226

YEAR ENDED DECEMBER 31, 2010
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,308  $          151  $      2,459
   Change in deferred policy acquisition costs.           (748)           (233)         (981)
   Change in current and deferred income taxes.            721              82           803

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2012 and 2011, the carrying value of COLI was $715 million and $737 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $52 million for commercial and $2 million and $5 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GWBL and other features is that under-performance of the financial markets could result in GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized interest rate volatility was hedged through December 31, 2012 using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its long term view of interest rates and persistency and proceeded to reduce the size of its GMIB and GMDB interest rate hedges, changed their maturity and began to fully unwind its swaption position hedging exposure to interest rate volatility. AXA Equitable completed the full unwind in early 2013.

   GIB and GWBL and other features and reinsurance contract asset covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the GIB and GWBL and other features which are reported in Policyholder's benefits and the GMIB reinsurance contract asset are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to the Company's existing programs, in first quarter 2012, the Company entered into interest rate swaps related to the Company's GMDB and GMIB block of business issued prior to 2001 to manage exposure to interest rate fluctuations.

   The Company periodically, including during 2012, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   The Company also uses equity and commodity index options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and has equity future derivative contracts specifically to minimize such risk.

   In second quarter 2012, the Company entered into futures and total return swaps on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions covered fees expected to be earned through December 31, 2012 of the current year from the Company's Separate Account products. As of December 31, 2012, all positions had matured.

   At December 31, 2012, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $270 million. At December 31, 2012, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $100 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $7 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2012 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2012 and December 31, 2011, respectively, the Company held $1,165 million and $1,438 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2012, and 2011, respectively, were $5 million and $4 million, for which the Company posted collateral of $5 million in 2012, and held collateral of $3 million in 2011 in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2012, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $25,591 million and $24,534 million or approximately 19.2% and 19.8% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $8,016 million and $7,459 million or approximately 6.0% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2012 and 2011, respectively, the net fair value of freestanding derivative positions is approximately $1,163 million and $1,536 million or approximately 92.2% and 92.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2 million at December 31, 2012 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2012.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 70.3% and 70.2% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 28.4% and 28.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $1,966 million and $1,718 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 1.3% and 1.6% of assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $222 million and $347 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,021 million and $1,088 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other feature's liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $447 million and $688 million at December 31, 2012 and 2011, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2012. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Certain other products such as Access Accounts are held at book value.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL products and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.71% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.71% net of product weighted average Separate Account fees) and 0.0% (-2.29% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in eight quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2012, the average rate of assumed investment yields, excluding policy loans, was 5.15% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and GIB features. The Company previously issued certain variable annuity products with GWBL and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2012, participating policies, including those in the Closed Block, represent approximately 6.2% ($22,418 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $10,110 million, $(2,928) million and $10,117 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2012 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2012. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS       GROSS
                                       AMORTIZED UNREALIZED  UNREALIZED                OTTI
                                         COST      GAINS       LOSSES    FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ------------ ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  20,854 $    2,364 $         20 $  23,198  $         --
 U.S. Treasury, government and agency.     4,664        517            1     5,180            --
 States and political subdivisions....       445         85           --       530            --
 Foreign governments..................       454         76           --       530            --
 Commercial mortgage-backed...........     1,175         16          291       900            13
 Residential mortgage-backed/(1)/.....     1,864         85           --     1,949            --
 Asset-backed/(2)/....................       175         12            5       182             5
 Redeemable preferred stock...........     1,089         60           11     1,138            --
                                       --------- ---------- ------------ ---------  ------------
   Total Fixed Maturities.............    30,720      3,215          328    33,607            18

Equity securities.....................        23          1           --        24            --
                                       --------- ---------- ------------ ---------  ------------

Total at December 31, 2012............ $  30,743 $    3,216 $        328 $  33,631  $         18
                                       ========= ========== ============ =========  ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

                                                    Gross       Gross
                                       Amortized  Unrealized  Unrealized                OTTI
                                         Cost       Gains       Losses    Fair Value in AOCI/(3)/
                                       --------- ------------ ----------- ---------- -----------
                                                             (In Millions)
December 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444 $      1,840 $       147 $  23,137  $        --
 U.S. Treasury, government and agency.     3,598          350          --     3,948           --
 States and political subdivisions....       478           64           2       540           --
 Foreign governments..................       461           65           1       525           --
 Commercial mortgage-backed...........     1,306            7         411       902           22
 Residential mortgage-backed/(1)/.....     1,556           90          --     1,646           --
 Asset-backed/(2)/....................       260           15          11       264            6
 Redeemable preferred stock...........     1,106           38         114     1,030           --
                                       --------- ------------ ----------- ---------  -----------
   Total Fixed Maturities.............    30,209        2,469         686    31,992           28

Equity securities.....................        18            1          --        19           --
                                       --------- ------------ ----------- ---------  -----------

Total at December 31, 2011............ $  30,227 $      2,470 $       686 $  32,011  $        28
                                       ========= ============ =========== =========  ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   3,018 $   3,088
          Due in years two through five..........     5,801     6,333
          Due in years six through ten...........     9,877    11,140
          Due after ten years....................     7,721     8,877
                                                  --------- ---------
             Subtotal............................    26,417    29,438
          Commercial mortgage-backed securities..     1,175       900
          Residential mortgage-backed securities.     1,864     1,949
          Asset-backed securities................       175       182
                                                  --------- ---------
          Total.................................. $  29,631 $  32,469
                                                  ========= =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                   December 31,
                                             -----------------------
                                              2012    2011     2010
                                             ------  ------  -------
                                                  (IN MILLIONS)
Proceeds from sales......................... $  139  $  340  $   840
                                             ======  ======  =======
Gross gains on sales........................ $   13  $    6  $    28
                                             ======  ======  =======
Gross losses on sales....................... $  (12) $   (9) $   (16)
                                             ======  ======  =======
Total OTTI.................................. $  (96) $  (36) $  (300)
Non-credit losses recognized in OCI.........      2       4       18
                                             ------  ------  -------
Credit losses recognized in earnings (loss). $  (94) $  (32) $  (282)
                                             ======  ======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2012     2011
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (332) $  (329)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      54       29
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       --
Impairments recognized this period on securities not previously impaired...............     (62)     (27)
Additional impairments this period on securities previously impaired...................     (32)      (5)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (372) $  (332)
                                                                                        =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                  DECEMBER 31,
                               ------------------
                                 2012      2011
                               --------  --------
                                  (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (12) $    (47)
   All other..................    2,899     1,830
 Equity securities............        1         1
                               --------  --------
Net Unrealized Gains (Losses). $  2,888  $  1,784
                               ========  ========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                  AOCI GAIN
                                                  NET                                               (LOSS)
                                              UNREALIZED                           DEFERRED       RELATED TO
                                                 GAINS                              INCOME      NET UNREALIZED
                                              (LOSSES) ON          POLICYHOLDERS   TAX ASSET      INVESTMENT
                                              INVESTMENTS   DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              ----------- ------  --------------  ----------- ------------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $      (47) $    5  $            6  $       12  $              (24)
Net investment gains (losses) arising during
  the period.................................          5      --              --          --                   5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........         32      --              --          --                  32
   Excluded from Net earnings (loss)/(1)/....         (2)     --              --          --                  (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --      (4)             --          --                  (4)
   Deferred income taxes.....................         --      --              --         (10)                (10)
   Policyholders liabilities.................         --      --              (2)         --                  (2)
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2012................... $      (12) $    1  $            4  $        2  $               (5)
                                              ==========  ======  ==============  ==========  ==================

BALANCE, JANUARY 1, 2011..................... $      (16) $    3  $            2  $        4  $               (7)
Net investment gains (losses) arising during
  the period.................................        (32)     --              --          --                 (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          5      --              --          --                   5
   Excluded from Net earnings (loss)/(1)/....         (4)     --              --          --                  (4)

Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --       2              --          --                   2
   Deferred income taxes.....................         --      --              --           8                   8
   Policyholders liabilities.................         --      --               4          --                   4
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2011................... $      (47) $    5  $            6  $       12  $              (24)
                                              ==========  ======  ==============  ==========  ==================

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                  NET                                                (LOSS)
                                              UNREALIZED                            DEFERRED       RELATED TO
                                                 GAINS                               INCOME      NET UNREALIZED
                                              (LOSSES) ON            POLICYHOLDERS  TAX ASSET      INVESTMENT
                                              INVESTMENTS    DAC      LIABILITIES  (LIABILITY)   GAINS (LOSSES)
                                              ----------- ---------  ------------- -----------  ---------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $     1,831 $    (207) $       (385) $      (433) $           806
Net investment gains (losses) arising during
  the period.................................       1,008        --            --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          59        --            --           --               59
   Excluded from Net earnings (loss)/(1)/....           2        --            --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        28            --           --               28
   Deferred income taxes.....................          --        --            --         (308)            (308)
   Policyholders liabilities.................          --        --          (218)          --             (218)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2012................... $     2,900 $    (179) $       (603) $      (741) $         1,377
                                              =========== =========  ============  ===========  ===============

BALANCE, JANUARY 1, 2011..................... $       889 $    (108) $       (121) $      (232) $           428
Net investment gains (losses) arising during
  the period.................................         915        --            --           --              915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          23        --            --           --               23
   Excluded from Net earnings (loss)/(1)/....           4        --            --           --                4
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --       (99)           --           --              (99)
   Deferred income taxes.....................          --        --            --         (201)            (201)
   Policyholders liabilities.................          --        --          (264)          --             (264)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2011................... $     1,831 $    (207) $       (385) $      (433) $           806
                                              =========== =========  ============  ===========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                         LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                       ----------------------  --------------------  --------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- -----------  ---------- ---------- ---------- ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $      562 $        (5) $      208 $     (15) $      770 $     (20)
 U.S. Treasury, government and agency.        513          (1)         --        --         513        (1)
 States and political subdivisions....         20          --          --        --          20        --
 Foreign governments..................          6          --           2        --           8        --
 Commercial mortgage-backed...........          7          (3)        805      (288)        812      (291)
 Residential mortgage-backed..........         27          --           1        --          28        --
 Asset-backed.........................          8          --          36        (5)         44        (5)
 Redeemable preferred stock...........        143          (1)        327       (10)        470       (11)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    1,286 $       (10) $    1,379 $    (318) $    2,665 $    (328)
                                       ========== ===========  ========== =========  ========== =========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $    1,910 $       (96) $      389 $     (51) $    2,299 $    (147)
 U.S. Treasury, government and agency.        149          --          --        --         149        --
 States and political subdivisions....         --          --          18        (2)         18        (2)
 Foreign governments..................         30          (1)          5        --          35        (1)
 Commercial mortgage-backed...........         79         (27)        781      (384)        860      (411)
 Residential mortgage-backed..........         --          --           1        --           1        --
 Asset-backed.........................         49          --          44       (11)         93       (11)
 Redeemable preferred stock...........        341         (28)        325       (86)        666      (114)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    2,558 $      (152) $    1,563 $    (534) $    4,121 $    (686)
                                       ========== ===========  ========== =========  ========== =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $138 million and $139 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $2,095 million and

   $2,179 million, or 6.8% and 7.2%, of the $30,720 million and $30,209 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $224 million and $455 million at December 31, 2012 and 2011, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, the Company owned $17 million and $23 million in RMBS backed by subprime residential mortgage loans, and $11 million and $13 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2012 and 2011, respectively, the amortized cost of the Company's trading account securities was $2,265 million and $1,014 million with respective fair values of $2,309 million and $982 million. Also at December 31, 2012 and 2011, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $58 million and $48 million and costs of $57 million and $50 million as well as other equity securities with carrying values of $24 million and $19 million and costs of $23 million and $18 million.

   In 2012, 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $69 million, $(42) million and $39 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $126 million and $141 million at December 31, 2012 and 2011, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $7 million and $0 million in 2012, 2011 and 2010, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8 million, $7 million and $0 million in 2012, 2011 and 2010, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 1, 2013, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2012

                                           OUTSTANDING RECORDED INVESTMENT
                                 NUMBER   ----------------------------------
                                OF LOANS  PRE-MODIFICATION POST-MODIFICATION
                                --------- ---------------- -----------------
                                                (DOLLARS IN MILLIONS)
Troubled debt restructurings:
   Agricultural mortgage loans.        -- $             -- $              --
   Commercial mortgage loans...         2              126               126
                                --------- ---------------- -----------------
Total..........................         2 $            126 $             126
                                ========= ================ =================

   There were no default payments on the above loans during 2012.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -----------------------
                                                       2012       2011  2010
                                                    ---------    -----  -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $      32    $  18  $  --
   Charge-offs.....................................        --       --     --
   Recoveries......................................       (24)      (8)    --
   Provision.......................................        26       22     18
                                                    ---------    -----  -----
Ending Balance, December 31,....................... $      34    $  32  $  18
                                                    =========    =====  =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $      34    $  32  $  18
                                                    =========    =====  =====
   Collectively Evaluated for Impairment........... $      --    $  --  $  --
                                                    =========    =====  =====

   Loans Acquired with Deteriorated Credit Quality. $      --    $  --  $  --
                                                    =========    =====  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                              DEBT SERVICE COVERAGE RATIO
                                   -------------------------------------------------
                                                                               LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO  1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- -------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    269  $   21  $   --  $     -- $   27  $   -- $    317
 50% - 70%........................      370      75     619       655     --      --    1,719
 70% - 90%........................       61     102     235       445    131      15      989
 90% plus.........................       --      --      --       156     89     165      410
                                   --------  ------  ------  -------- ------  ------ --------

Total Commercial Mortgage Loans... $    700  $  198  $  854  $  1,256 $  247  $  180 $  3,435
                                   ========  ======  ======  ======== ======  ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    179  $   84  $  211  $    308 $  177  $   49 $  1,008
 50% - 70%........................      122      29     136       188    116      50      641
 70% - 90%........................       --      --      --         1     --       8        9
 90% plus.........................       --      --      --        --     --      --       --
                                   --------  ------  ------  -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    301  $  113  $  347  $    497 $  293  $  107 $  1,658
                                   ========  ======  ======  ======== ======  ====== ========

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                      DEBT SERVICE COVERAGE RATIO
                           --------------------------------------------------
                                                                        LESS   TOTAL
                            GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                           THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/  --------- ------- -------- -------- ------- ------ --------
                                                  (IN MILLIONS)
TOTAL MORTGAGE LOANS/(1)/
 0% - 50%................. $    448  $  105  $    211 $    308 $  204  $   49 $  1,325
 50% - 70%................      492     104       755      843    116      50    2,360
 70% - 90%................       61     102       235      446    131      23      998
 90% plus.................       --      --        --      156     89     165      410
                           --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans...... $  1,001  $  311  $  1,201 $  1,753 $  540  $  287 $  5,093
                           ========  ======  ======== ======== ======  ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                              Debt Service Coverage Ratio
                                   --------------------------------------------------
                                                                                Less   Total
                                    Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                   than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/          --------- ------- -------- -------- ------- ------ --------
                                                          (In Millions)
Commercial Mortgage Loans/(1)/
 0% - 50%......................... $    182  $   --  $     33 $     30 $   31  $   -- $    276
 50% - 70%........................      201     252       447      271     45      --    1,216
 70% - 90%........................       --      41       280      318    213      --      852
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Commercial Mortgage Loans... $    383  $  293  $    844 $    754 $  585  $  117 $  2,976
                                   --------  ------  -------- -------- ------  ------ --------

Agricultural Mortgage Loans/(1)/
 0% - 50%......................... $    150  $   89  $    175 $    247 $  190  $    8 $    859
 50% - 70%........................       68      15       101      158     82      45      469
 70% - 90%........................       --      --        --        1     --       8        9
 90% plus.........................       --      --        --       --     --      --       --
                                   --------  ------  -------- -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    218  $  104  $    276 $    406 $  272  $   61 $  1,337
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans/(1)/
 0% - 50%......................... $    332  $   89  $    208 $    277 $  221  $    8 $  1,135
 50% - 70%........................      269     267       548      429    127      45    1,685
 70% - 90%........................       --      41       280      319    213       8      861
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans.............. $    601  $  397  $  1,120 $  1,160 $  857  $  178 $  4,313
                                   --------  ------  -------- -------- ------  ------ --------

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                          RECORDED
                                                                                         INVESTMENT
                                         90                           TOTAL        (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                        FINANCING               AND
                      DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES            ACCRUING
                      ----- ----- ----------------- ----- -------- ----------- ------------------------------
                                                           (IN MILLIONS)
DECEMBER 31, 2012
 Commercial.......... $  -- $  -- $              -- $  -- $  3,435 $    3,435  $                           --
 Agricultural........     6     1                10    17    1,641      1,658                               9
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
TOTAL MORTGAGE LOANS. $   6 $   1 $              10 $  17 $  5,076 $    5,093  $                            9
                      ===== ===== ================= ===== ======== ==========  ==============================

December 31, 2011
 Commercial.......... $  61 $  -- $              -- $  61 $  2,915 $    2,976  $                           --
 Agricultural........     5     1                 7    13    1,324      1,337                               3
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
Total Mortgage Loans. $  66 $   1 $               7 $  74 $  4,239 $    4,313  $                            3
                      ===== ===== ================= ===== ======== ==========  ==============================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                                                IMPAIRED MORTGAGE LOANS

                                                 UNPAID                        AVERAGE           INTEREST
                                      RECORDED  PRINCIPAL    RELATED           RECORDED           INCOME
                                     INVESTMENT  BALANCE    ALLOWANCE       INVESTMENT/(1)/     RECOGNIZED
                                     ---------- ---------  ----------   ----------------------- ----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          2        2           --                         3        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $        2 $      2   $       --   $                     3 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      170 $    170   $      (34)  $                   178 $      10
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $      170 $    170   $      (34)  $                   178 $      10
                                     ========== ========   ==========   ======================= =========

December 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          5        5           --                         5        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $        5 $      5   $       --   $                     5 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      202 $    202   $      (32)  $                   152 $       8
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $      202 $    202   $      (32)  $                   152 $       8
                                     ========== ========   ==========   ======================= =========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,520 million and $1,587 million, respectively, at December 31, 2012 and 2011. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $0 million and $91 million, respectively, at December 31, 2012 and 2011. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $170 million, $179 million and $173 million, respectively, for 2012, 2011 and 2010.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2012 and 2011, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                                                      DECEMBER 31,
                                                                                     --------------
                                                                                      2012    2011
                                                                                     ------  ------
                                                                                      (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost..................................... $  233  $  584
Investments in securities, generally at fair value..................................     54      51
Cash and cash equivalents...........................................................      8      10
Other assets........................................................................     14      13
                                                                                     ------  ------
Total Assets........................................................................ $  309  $  658
                                                                                     ======  ======

Borrowed funds -- third party....................................................... $  162  $  372
Other liabilities...................................................................     11       6
                                                                                     ------  ------
Total liabilities...................................................................    173     378
                                                                                     ------  ------

Partners' capital...................................................................    136     280
                                                                                     ------  ------
Total Liabilities and Partners' Capital............................................. $  309  $  658
                                                                                     ======  ======

The Company's Carrying Value in These Entities Included Above....................... $   63  $  169
                                                                                     ======  ======

                                                                               2012   2011    2010
                                                                              -----  ------  ------
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  26  $  111  $  110
Net revenues of other limited partnership interests..........................     3       6       3
Interest expense -- third party..............................................    --     (21)    (22)
Other expenses...............................................................   (19)    (61)    (59)
                                                                              -----  ------  ------
Net Earnings (Loss).......................................................... $  10  $   35  $   32
                                                                              =====  ======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $  18  $   20  $   18
                                                                              =====  ======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      FAIR VALUE
                                                -----------------------
                                                                          GAINS (LOSSES)
                                      NOTIONAL     ASSET     LIABILITY      REPORTED IN
                                       AMOUNT   DERIVATIVES DERIVATIVES   EARNINGS (LOSS)
                                      --------- ----------- ----------- -------------------
                                                          (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures............................. $   6,189 $        -- $        2  $            (1,058)
 Swaps...............................       965           2         56                 (320)
 Options.............................     3,492         443        219                   66

Interest rate contracts:/(1)/
 Floors..............................     2,700         291         --                   68
 Swaps...............................    18,239         554        353                  402
 Futures.............................    14,033          --         --                   84
 Swaptions...........................     7,608         502         --                 (220)

Other freestanding contracts:/(1)/
 Foreign currency Contracts..........        81           1         --                   --
                                                                        -------------------
NET INVESTMENT INCOME (LOSS).........                                                  (978)
                                                                        -------------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...........        --      11,044         --                  497

GIB and GWBL and other features/(2)/.        --          --        265                   26
                                      --------- ----------- ----------  -------------------

Balances, December 31, 2012.......... $  53,307 $    12,837 $      895  $              (455)
                                      ========= =========== ==========  ===================

  /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  /(2)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2011

                                                       Fair Value
                                                ------------------------
                                                                            Gains (Losses)
                                      Notional     Asset      Liability       Reported In
                                       Amount   Derivatives  Derivatives    Earnings (Loss)
                                      --------- ------------ ----------- ---------------------
                                                            (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures............................. $   6,443 $         -- $        2  $                 (34)
 Swaps...............................       784           10         21                     33
 Options.............................     1,211           92         85                    (20)

Interest rate contracts:/(1)/
 Floors..............................     3,000          327         --                    139
 Swaps...............................     9,826          503        317                    590
 Futures.............................    11,983           --         --                    849
 Swaptions...........................     7,354        1,029         --                    817

Other freestanding contracts:/(1)/
 Foreign currency contracts..........        38           --         --                     --
                                                                         ---------------------
Net investment income (loss).........                                                    2,374
                                                                         ---------------------

Embedded derivatives:
GMIB reinsurance contracts...........        --       10,547         --                  5,941

GIB and GWBL and other features/(2)/.        --           --        291                   (197)
                                      --------- ------------ ----------  ---------------------

Balances, December 31, 2011.......... $  40,639 $     12,508 $      716  $               8,118
                                      ========= ============ ==========  =====================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholder liabilities.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                     2012          2011         2010
                                   --------  ---------------  --------
                                              (IN MILLIONS)
Fixed maturities.................. $  1,529  $         1,555  $  1,616
Mortgage loans on real estate.....      264              241       231
Equity real estate................       14               19        20
Other equity investments..........      189              116       111
Policy loans......................      226              229       234
Short-term investments............       15                5        11
Derivative investments............     (978)           2,374      (284)
Broker-dealer related receivables.       14               13        12
Trading securities................       85              (29)       49
Other investment income...........       33               37        36
                                   --------  ---------------  --------
   Gross investment income (loss).    1,391            4,560     2,036

Investment expenses...............      (50)             (55)      (56)
Interest expense..................       (3)              (3)       (4)
                                   --------  ---------------  --------

Net Investment Income (Loss)...... $  1,338  $         4,502  $  1,976
                                   ========  ===============  ========

   For 2012, 2011 and 2010, respectively, Net investment income (loss) from derivatives included $232 million, $1,303 million and $(968) million of realized gains (losses) on contracts closed during those periods and $746 million, $1,071 million and $684 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                 2012    2011     2010
                                ------  ------  -------
                                     (IN MILLIONS)
Fixed maturities............... $  (89) $  (29) $  (200)
Mortgage loans on real estate..     (7)    (14)     (18)
Other equity investments.......    (13)     (4)      34
Other..........................     12      --       --
                                ------  ------  -------
Investment Gains (Losses), Net. $  (97) $  (47) $  (184)
                                ======  ======  =======

   For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,472 million at December 31, 2012 and 2011, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2012 and 2011, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $561 million at December 31, 2012 and 2011, respectively and the accumulated amortization of these intangible assets was $360 million and $336 million at December 31, 2012 and 2011, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $23 million and $24 million for 2012, 2011 and 2010, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2012 and 2011, respectively, net deferred sales commissions totaled $95 million and $60 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2012 net asset balance for each of the next five years is $39 million, $26 million, $20 million, $9 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2012, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of

   $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                              DECEMBER 31,
                                                                                                            -----------------
                                                                                                              2012     2011
                                                                                                            -------- --------
                                                                                                              (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.......................................... $  7,942 $  8,121
Policyholder dividend obligation...........................................................................      373      260
Other liabilities..........................................................................................      192       86
                                                                                                            -------- --------
Total Closed Block liabilities.............................................................................    8,507    8,467
                                                                                                            -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,245 and $5,342)..................    5,741    5,686
Mortgage loans on real estate..............................................................................    1,255    1,205
Policy loans...............................................................................................    1,026    1,061
Cash and other invested assets.............................................................................        2       30
Other assets...............................................................................................      232      207
                                                                                                            -------- --------
Total assets designated to the Closed Block................................................................    8,256    8,189
                                                                                                            -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block..............................      251      278

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(47) and $(33)
   and policyholder dividend obligation of $(373) and $(260)...............................................       87       62
                                                                                                            -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.......................... $    338 $    340
                                                                                                            ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                        2012          2011         2010
                                       ------  -----------------  ------
                                                 (IN MILLIONS)
REVENUES:
Premiums and other income............. $  316  $             354  $  365
Investment income (loss)..............    420                438     468
Net investment gains (losses).........     (9)               (10)    (23)
                                       ------  -----------------  ------
Total revenues........................    727                782     810
                                       ------  -----------------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.    724                757     776
Other operating costs and expenses....     --                  2       2
                                       ------  -----------------  ------
Total benefits and other deductions...    724                759     778
                                       ------  -----------------  ------

Net revenues, before income taxes.....      3                 23      32
Income tax (expense) benefit..........     (1)                (8)    (11)
                                       ------  -----------------  ------
Net Revenues (Losses)................. $    2  $              15  $   21
                                       ======  =================  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2012   2011
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  260 $  119
Unrealized investment gains (losses).    113    141
                                      ------ ------
Balances, End of year................ $  373 $  260
                                      ====== ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2012    2011
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  718  $  772
Contractholder bonus interest credits deferred.     30      34
Amortization charged to income.................   (127)    (88)
                                                ------  ------
Balance, End of Year........................... $  621  $  718
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 ---------  --------- --------- ----------
                                                               (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       6  $  22,837 $     355 $   23,198
       U.S. Treasury, government and agency.....        --      5,180        --      5,180
       States and political subdivisions........        --        480        50        530
       Foreign governments......................        --        511        19        530
       Commercial mortgage-backed...............        --         --       900        900
       Residential mortgage-backed/(1)/.........        --      1,940         9      1,949
       Asset-backed/(2)/........................        --         69       113        182
       Redeemable preferred stock...............       242        881        15      1,138
                                                 ---------  --------- --------- ----------
          Subtotal..............................       248     31,898     1,461     33,607
                                                 ---------  --------- --------- ----------
   Other equity investments.....................        78         --        77        155
   Trading securities...........................       446      1,863        --      2,309
   Other invested assets:
       Short-term investments...................        --         98        --         98
       Swaps....................................        --        148        --        148
       Futures..................................        (2)        --        --         (2)
       Options..................................        --        224        --        224
       Floors...................................        --        291        --        291
       Swaptions................................        --        502        --        502
                                                 ---------  --------- --------- ----------
          Subtotal..............................        (2)     1,263        --      1,261
                                                 ---------  --------- --------- ----------
Cash equivalents................................     2,289         --        --      2,289
Segregated securities...........................        --      1,551        --      1,551
GMIB reinsurance contracts......................        --         --    11,044     11,044
Separate Accounts' assets.......................    90,751      2,775       224     93,750
                                                 ---------  --------- --------- ----------
       Total Assets............................. $  93,810  $  39,350 $  12,806 $  145,966
                                                 =========  ========= ========= ==========

LIABILITIES
GIB and GWBL and other features' liability......        --         --       265        265
                                                 ---------  --------- --------- ----------
       Total Liabilities........................ $      --  $      -- $     265 $      265
                                                 =========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2011

                                                  Level 1    Level 2   Level 3      Total
                                                 ---------  --------- ---------  ----------
                                                                (In Millions)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7  $  22,698 $     432  $   23,137
       U.S. Treasury, government and agency.....        --      3,948        --       3,948
       States and political subdivisions........        --        487        53         540
       Foreign governments......................        --        503        22         525
       Commercial mortgage-backed...............        --         --       902         902
       Residential mortgage-backed/(1)/.........        --      1,632        14       1,646
       Asset-backed/(2)/........................        --         92       172         264
       Redeemable preferred stock...............       203        813        14       1,030
                                                 ---------  --------- ---------  ----------
          Subtotal..............................       210     30,173     1,609      31,992
                                                 ---------  --------- ---------  ----------
   Other equity investments.....................        66         --        77         143
   Trading securities...........................       457        525        --         982
   Other invested assets:
       Short-term investments...................        --        132        --         132
       Swaps....................................        --        177        (2)        175
       Futures..................................        (2)        --        --          (2)
       Options..................................        --          7        --           7
       Floors...................................        --        327        --         327
       Swaptions................................        --      1,029        --       1,029
                                                 ---------  --------- ---------  ----------
          Subtotal..............................        (2)     1,672        (2)      1,668
                                                 ---------  --------- ---------  ----------
Cash equivalents................................     2,475         --        --       2,475
Segregated securities...........................        --      1,280        --       1,280
GMIB reinsurance contracts......................        --         --    10,547      10,547
Separate Accounts' assets.......................    83,672      2,532       215      86,419
                                                 ---------  --------- ---------  ----------
       Total Assets............................. $  86,878  $  36,182 $  12,446  $  135,506
                                                 =========  ========= =========  ==========

LIABILITIES
GIB and GWBL and other features' liability...... $      --  $      -- $     291  $      291
                                                 ---------  --------- ---------  ----------
       Total Liabilities........................ $      --  $      -- $     291  $      291
                                                 =========  ========= =========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

                                                                    LEVEL 3 INSTRUMENTS
                                                                  FAIR VALUE MEASUREMENTS
                                                ----------------------------------------------------------
                                                          STATE AND
                                                          POLITICAL         COMMERCIAL RESIDENTIAL
                                                            SUB-    FOREIGN MORTGAGE-   MORTGAGE-   ASSET-
                                                CORPORATE DIVISIONS  GOVTS    BACKED     BACKED     BACKED
                                                --------- --------- ------- ---------- ----------- -------
                                                                       (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $    432  $     53  $   22  $     902  $       14  $   172
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        2        --      --          2          --       --
       Investment gains (losses), net..........        4        --      --       (105)         --       --
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal......................................        6        --      --       (103)         --       --
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       15        (1)     --        128          --        4
Purchases......................................       --        --      --         --          --       --
Issuances......................................       --        --      --         --          --       --
Sales..........................................      (47)       (2)     --        (27)         (5)     (25)
Settlements....................................       --        --      --         --          --       --
Transfers into Level 3/(2)/....................       17        --      --         --          --       --
Transfers out of Level 3/(2)/..................      (68)       --      (3)        --          --      (38)
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2012/(1)/................ $    355  $     50  $   19  $     900  $        9  $   113
                                                ========  ========  ======  =========  ==========  =======

BALANCE, JANUARY 1, 2011....................... $    320  $     49  $   21  $   1,103  $       --  $   148
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        1        --      --          2          --       --
       Investment gains (losses), net..........       --        --      --        (30)         --        1
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal...................................... $      1  $     --  $   --  $     (28) $       --  $     1
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       (2)        5      (1)       (34)         (1)       2
Purchases......................................      117        --       1         --          --       21
Sales..........................................      (52)       (2)     --       (139)         (5)     (33)
Transfers into Level 3/(2)/....................      100         1       1         --          20       33
Transfers out of Level 3/(2)/..................      (52)       --      --         --          --       --
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2011/(1)/................ $    432  $     53  $   22  $     902  $       14  $   172
                                                ========  ========  ======  =========  ==========  =======

  /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                      GWBL
                                                   REDEEMABLE          OTHER           OTHER      GMIB     SEPARATE AND OTHER
                                                   PREFERRED          EQUITY          INVESTED REINSURANCE ACCOUNTS FEATURES
                                                     STOCK        INVESTMENTS/(1)/     ASSETS     ASSET     ASSETS  LIABILITY
                                                  -----------  ---------------------  -------- ----------- -------- ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       --          --       --         --
     Investment gains (losses), net..............          --                     --       --          --        8         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --         315       --         --
     Policyholders' benefits.....................          --                     --       --          --       --        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................          --                     --       --         315        8        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................           1                     --        2          --       --         --
Purchases........................................          --                     --       --         182        6         51
Issuances........................................          --                     --       --          --       --         --
Sales............................................          --                     --       --          --       (2)        --
Settlements......................................          --                     --       --          --       (3)        --
Transfers into Level 3/(2)/......................          --                     --       --          --       --         --
Transfers out of Level 3/(2)/....................          --                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2012....................... $        15  $                  77  $    --  $   11,044  $   224  $     265
                                                  ===========  =====================  =======  ==========  =======  =========

BALANCE, JANUARY 1, 2011......................... $         2  $                  73  $    --  $    4,606  $   207  $      94
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       (2)         --       --         --
     Investment gains (losses), net..............          --                      1       --          --       --         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --       5,737       17         --
     Policyholders' benefits.....................          --                     --       --          --       --        176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................ $        --  $                   1  $    (2) $    5,737  $    17  $     176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................          (1)                     6       --          --       --         --
Purchases........................................          --                      2       --         204        4         21
Sales............................................          (2)                    (5)      --          --      (11)        --
Settlements......................................          --                     --       --          --       (2)        --
Transfers into Level 3/(2)/......................          15                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2011....................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
                                                  ===========  =====================  =======  ==========  =======  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

                                                                 EARNINGS (LOSS)
                                                   -------------------------------------------
                                                                               INCREASE
                                                      NET     INVESTMENT   (DECREASE) IN THE
                                                   INVESTMENT   GAINS        FAIR VALUE OF              POLICY-
                                                     INCOME   (LOSSES),       REINSURANCE               HOLDERS'
                                                     (LOSS)      NET           CONTRACTS         OCI    BENEFITS
                                                   ---------- ---------- --------------------- ------  ----------
                                                                            (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $   14  $       --
          State and political
            subdivisions..........................         --        --                     --     (1)         --
          Foreign governments.....................         --        --                     --      1          --
          Commercial mortgage-
            backed................................         --        --                     --    124          --
          Asset-backed............................         --        --                     --      3          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     --          --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  141  $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                    497     --          --
       Separate Accounts' assets..................         --         8                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --          26
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $       8  $                 497 $  141  $       26
                                                   ========== =========  ===================== ======  ==========
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $    1  $       --
          State and political
            subdivisions..........................         --        --                     --      5          --
          Foreign governments.....................         --        --                     --     (1)         --
          Commercial mortgage-
            backed................................         --        --                     --    (40)         --
          Asset-backed............................         --        --                     --      2          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     (2)         --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  (35) $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                  5,941     --          --
       Separate Accounts' assets..................         --        18                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --        (197)
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $      18  $               5,941 $  (35) $     (197)
                                                   ========== =========  ===================== ======  ==========

  /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                         FAIR         VALUATION                  SIGNIFICANT
                                         VALUE        TECHNIQUE               UNOBSERVABLE INPUT                 RANGE
                                        ------- --------------------- ----------------------------------   -----------------
                                                                          (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $    94 Matrix pricing model   Spread over the industry-specific
                                                                                   benchmark yield curve   125 BPS - 650 BPS
----------------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..........     889 Discounted Cash flow               Constant default rate     3.0% - 25.0%
                                                                                  Probability of default         55.0%
                                                                                           Loss severity         49.0%
                                                                                           Discount rate    3.72% - 13.42%
----------------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.........       1 Matrix pricing model     Spread over U.S. Treasury curve        46 BPS
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed........................       8 Matrix pricing model     Spread over U.S. Treasury curve   30 BPS - 695 BPS
----------------------------------------------------------------------------------------------------------------------------

   Other equity investments............      38 Market comparable                       Revenue multiple     0.6X - 62.5X
                                                  companies                                 R&D multiple     1.0X - 30.6X
                                                                                           Discount rate         18.0%
                                                                                          Discount years         1 - 2
                                                                      Discount for lack of marketability
                                                                                        and risk factors     40.0% - 60.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets..............     194 Third party appraisal                Capitalization rate         5.5%
                                                                                Exit capitalization rate         6.6%
                                                                                           Discount rate         7.7%

                                             22 Discounted cash flow     Spread over U.S. Treasury curve   275 BPS - 586 BPS
                                                                                          Inflation rate      2.0% - 3.0%
                                                                                         Discount factor      1.0% - 2.0%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.............  11,044 Discounted Cash flow                         Lapse Rates      1.5% - 8.0%
                                                                                        Withdrawal Rates      0.2% - 8.0%
                                                                                  GMIB Utilization Rates      0.0% - 15.0%
                                                                                    Non-performance risk    13 BPS - 45 BPS
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/......................... $   205 Discounted Cash flow                         Lapse Rates      1.0% - 8.0%
                                                                                        Withdrawal Rates      0.0% - 7.0%
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

   Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 DECEMBER 31, 2012
                                                 --------------------------------------------------
                                                                         FAIR VALUE
                                                 CARRYING -----------------------------------------
                                                  VALUE      LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                                 -------- -------------- -------- -------- --------
                                                                   (IN MILLIONS)

Mortgage loans on real estate................... $  5,059 $           -- $     -- $  5,249 $  5,249
Other limited partnership interests.............    1,514             --       --    1,514    1,514
Loans to affiliates.............................    1,037             --      784      402    1,186
Policyholders liabilities: Investment contracts.    2,494             --       --    2,682    2,682
Long-term debt..................................      200             --      236       --      236
Loans from affiliates...........................    1,325             --    1,676       --    1,676

                                                    December 31, 2011
                                                 -----------------------
                                                 Carrying
                                                  Value     Fair Value
                                                 -------- --------------
                                                      (In Millions)

Mortgage loans on real estate................... $  4,281 $        4,432
Other limited partnership interests.............    1,582          1,582
Loans to affiliates.............................    1,041          1,097
Policyholders liabilities: Investment contracts.    2,549          2,713
Long-term debt..................................      200            220
Loans from affiliates...........................    1,325          1,485

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

     . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2010... $  1,087  $  1,558  $  2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011.    1,593     4,130     5,723
 Paid guarantee benefits.....     (288)      (77)     (365)
 Other changes in reserve....      467       508       975
                              --------  --------  --------
Balance at December 31, 2012. $  1,772  $  4,561  $  6,333
                              ========  ========  ========

     Related GMDB reinsurance ceded amounts were:

                                      GMDB
                              ---------------------
                                  (IN MILLIONS)

Balance at January 1, 2010...
                              $                 405
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   209
                              ---------------------
Balance at December 31, 2010.                   533
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   264
                              ---------------------
Balance at December 31, 2011.                   716
   Paid guarantee benefits...                  (127)
   Other changes in reserve..                   255
                              ---------------------
Balance at December 31, 2012. $                 844
                              =====================

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM    RATCHET    ROLL-UP       COMBO        TOTAL
                                                       ---------  --------  -----------  -----------  -----------
                                                                          (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $  12,817  $    223  $       102  $       467  $    13,609
   Separate Accounts.................................. $  30,349  $  7,419  $     3,722  $    34,536  $    76,026
 Net amount at risk, gross............................ $     756  $    784  $     2,722  $    13,931  $    18,193
 Net amount at risk, net of amounts reinsured......... $     756  $    480  $     1,843  $     5,617  $     8,696
 Average attained age of contractholders..............      48.5      63.8         69.4         64.6         52.9
 Percentage of contractholders over age 70............       8.1%     29.3%        49.9%        30.8%        14.8%
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

GMIB:
 Account values invested in:
   General Account....................................       N/A       N/A  $        23  $       562  $       585
   Separate Accounts..................................       N/A       N/A  $     2,488  $    46,378  $    48,866
 Net amount at risk, gross............................       N/A       N/A  $     1,995  $    10,208  $    12,203
 Net amount at risk, net of amounts reinsured.........       N/A       N/A  $       593  $     2,753  $     3,346
 Weighted average years remaining until annuitization.       N/A       N/A          0.3          4.4          4.2
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

   The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2012      2011
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  52,633 $  46,207
Fixed income.     3,748     3,810
Balanced.....    19,102    19,525
Other........       543       652
              --------- ---------
Total........ $  76,026 $  70,194
              ========= =========

GMIB:
Equity....... $  33,361 $  29,819
Fixed income.     2,335     2,344
Balanced.....    12,906    13,379
Other........       264       345
              --------- ---------
Total........ $  48,866 $  45,887
              ========= =========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  --------
                                          (IN MILLIONS)

Balance at January 1, 2010... $           255  $      (174) $     81
 Other changes in reserves...             120          (57)       63
                              ---------------  -----------  --------
Balance at December 31, 2010.             375         (231)      144
 Other changes in reserves...              95          (31)       64
                              ---------------  -----------  --------
Balance at December 31, 2011.             470         (262)      208
 Other changes in reserves...              86          (48)       38
                              ---------------  -----------  --------
Balance at December 31, 2012. $           556  $      (310) $    246
                              ===============  ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                     2012    2011    2010
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  873  $  908  $  903
Reinsurance assumed................................................    219     210     213
Reinsurance ceded..................................................   (578)   (585)   (586)
                                                                    ------  ------  ------
Premiums........................................................... $  514  $  533  $  530
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  234  $  221  $  210
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  667  $  510  $  536
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2012  2011  2010
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  16 $  24 $  30
Incurred benefits related to prior years..    14    18    10
                                           ----- ----- -----
Total Incurred Benefits................... $  30 $  42 $  40
                                           ===== ===== =====
Benefits paid related to current year..... $  21 $  15 $  12
Benefits paid related to prior years......    16    24    30
                                           ----- ----- -----
Total Benefits Paid....................... $  37 $  39 $  42
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2012   2011
                                                                           ------ ------
                                                                           (IN MILLIONS)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%). $  323 $  445
                                                                           ------ ------
Total short-term debt.....................................................    323    445
                                                                           ------ ------

Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  523 $  645
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12 million, as of December 31, 2012). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2012, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2012 and 2011, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2012, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company ("MONY Life") and MONY Life Insurance Company of America ("MLOA"), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

   In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                               2012   2011   2010
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  886 $  840 $  778
Distribution revenues........................    401    352    339
Other revenues -- shareholder servicing fees.     89     92     93
Other revenues -- other......................      5      6      5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2012    2011    2010
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   40  $   41  $   37
Interest cost.................    109     122     129
Expected return on assets.....   (146)   (120)   (115)
Actuarial (gains) loss........      1      --      --
Net amortization..............    164     145     125
Plan amendments and additions.     --      --      13
                               ------  ------  ------
Net Periodic Pension Expense.. $  168  $  188  $  189
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2012      2011
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,626  $  2,424
Service cost....................................       32        30
Interest cost...................................      109       122
Actuarial (gains) losses........................      219       229
Benefits paid...................................     (187)     (179)
Plan amendments and additions...................       (2)       --
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,797  $  2,626
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2012      2011
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  2,093  $  1,529
Actual return on plan assets.........................      231        77
Contributions........................................      265       672
Benefits paid and fees...............................     (193)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,396     2,093
PBO..................................................    2,797     2,626
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (401) $   (533)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2012     2011
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,650 $  1,679
Unrecognized prior service cost (credit).        4        7
                                          -------- --------
 Total................................... $  1,654 $  1,686
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

                                 DECEMBER 31,
                                 ------------
                                  2012   2011
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.8%  52.4%
Equity Securities...............  36.5   36.3
Equity real estate..............   8.4    9.3
Cash and short-term investments.   2.3    2.0
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2012:                     ------- -------- ------- --------
ASSET CATEGORIES                                 (IN MILLIONS)
Fixed Maturities:
 Corporate............................ $   --  $    849 $   --  $    849
 U.S. Treasury, government and agency.     --       410     --       410
 States and political subdivisions....     --        18     --        18
 Other structured debt................     --        --      5         5
Common and preferred equity...........    751        62     --       813
Mutual funds..........................     35        --     --        35
Private real estate investment funds..     --        --      3         3
Private real estate investment trusts.     --        11    197       208
Cash and cash equivalents.............     25        --     --        25
Short-term investments................     --        30     --        30
                                       ------  -------- ------  --------
 Total................................ $  811  $  1,380 $  205  $  2,396
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2011:                     ------- -------- ------- --------
Asset Categories                                 (In Millions)
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private investment trusts.............     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

   At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     --------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2012.......................... $            6  $        4  $     183  $    --  $  193
Actual return on plan assets:
 Relating to assets still held at December 31, 2012.             --          --         14       --      14
 Purchases/issues...................................             --          --         --       --      --
 Sales/settlements..................................             (1)         (1)        --       --      (2)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2012........................ $            5  $        3  $     197  $    --  $  205
                                                     ==============  ==========  =========  =======  ======

Balance at January 1, 2011.......................... $            6  $       13  $     163  $    --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.             --           3         20       --      23
 Purchases/issues...................................             --          --         --        1       1
 Sales/settlements..................................             --         (12)        --       (1)    (13)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2011........................ $            6  $        4  $     183  $    --  $  193
                                                     ==============  ==========  =========  =======  ======

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

                                                                           2012  2011
                                                                           ----  ----

Discount rates:
 Benefit obligation....................................................... 3.50% 4.25%
 Periodic cost............................................................ 4.25% 5.25%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

                         PENSION
                        BENEFITS
                   --------------------
                      (IN MILLIONS)

2013.............. $                193
2014..............                  203
2015..............                  202
2016..............                  200
2017..............                  197
Years 2018 - 2022.                  936

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $194 million, $416 million and $199 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $11 million.

   On April 12, 2012, cash distributions of approximately $9 million were made to AXA Equitable active and former employees in settlement of 539,406 performance units, representing 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. The remaining earned performance units vest with continued service to March 19, 2013, the third anniversary of the date of grant, with limited exception for retirement, death, or disability, and will be valued using the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars at the Euro to U.S. dollar exchange rate on March 18, 2013. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of that settlement.

   On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $11 million and $2 million, respectively.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $620,000, $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   For 2012, 2011 and 2010, the Company recognized compensation costs of $24 million, $2 million and $16 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2012 and 2011 was $58 million and $24 million, respectively. Approximately 4,968,118 outstanding performance units are at risk to achievement of 2012 performance criteria, primarily representing the grant of March 16, 2012 for which cumulative average 2012-2013 performance targets will determine the number of performance units earned and including one-half of the award granted on March 18, 2011.

   Option Plans. On March 16, 2012, approximately 900,790 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,426 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2012, the expense associated with the March 16, 2012 grant of options was approximately $790,754.

   On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $1 million and $2 million, respectively.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $662,000, $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2012 follows:

                                                                          Options Outstanding
                                             ---------------------------------------------------------------------------
                                                                                                  AllianceBernstein Holding
                                                  AXA Ordinary Shares          AXA ADRs/(3)/               Units
                                             ---------------------------   ---------------------- ----------------------
                                                              Weighted                   Weighted                 Weighted
                                                Number        Average         Number     Average     Number       Average
                                              Outstanding     Exercise      Outstanding  Exercise  Outstanding    Exercise
                                             (In Millions)     Price       (In Millions)  Price   (In Millions)    Price
                                             ------------- -------------   ------------- -------- -------------  --------

Options outstanding at January 1, 2012......        18.1   (Euro)  19.40           7.6   $  18.47         9.0    $  39.63
Options granted.............................         1.2   (Euro)  12.68            --   $     --         0.1    $  14.58
Options exercised...........................        (0.1)  (Euro)  10.09          (1.1)  $  12.04          --    $     --
Options forfeited, net......................        (1.1)  (Euro)  19.46          (1.5)  $  18.19          --    $     --
Options expired.............................          --              --            --         --        (0.5)   $  32.34
                                              ----------                    ----------              ---------
Options Outstanding at December 31, 2012....        18.1   (Euro)  21.00           5.0   $  20.01         8.6    $  39.77
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        5.17                          1.62                    5.8
                                              ==========                    ==========              =========
Options Exercisable at December 31, 2012....        12.8   (Euro)  23.94           5.0   $  20.03         4.2       33.85
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        4.06                          1.60                    5.7
                                              ==========                    ==========              =========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2012 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2012 was $14 million. The intrinsic value related to employee and financial professional exercises of stock options during 2012, 2011 and 2010 were $5 million, $3 million and $3 million, respectively, resulting in amounts currently deductible for tax purposes of $2 million, $1 million and $1 million, respectively, for the periods then ended. In 2012, 2011 and 2010, windfall tax benefits of approximately $2 million, $1 million and $1 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2012, AXA Financial held 534,628 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.22 per share, of which approximately 436,695 were designated to fund future exercises of outstanding stock options and approximately 97,933 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2012, 2011 and 2010, respectively.

                                                          AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      --------------------------  ------------------------------
                                                        2012      2011     2010     2012     2011       2010
                                                      --------  -------  -------  -------  -------  ------------
Dividend yield.......................................     7.54%    7.00%    6.98%    6.20%    5.40%  7.2 - 8.2%
Expected volatility..................................    39.89%   33.90%    36.5%   49.20%   47.30% 46.2 - 46.6%
Risk-free interest rates.............................     1.80%    3.13%    2.66%    0.70%     1.9%  2.2 - 2.3%
Expected life in years...............................      5.6      6.4      6.4      6.0      6.0       6.0
Weighted average fair value per option at grant date. $   2.48  $  2.49  $  3.54  $  3.67  $  5.98  $       6.18

   For 2012, 2011 and 2010, the Company recognized compensation costs for employee stock options of $9 million, $26 million, and $16 million, respectively. As of December 31, 2012, approximately $2 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $13 million, $378 million and $149 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2012, approximately 19 million restricted shares and Holding units remain unvested. At December 31, 2012, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.0 years.

   The following table summarizes unvested restricted stock activity for 2012.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2012...  243,572    $  30.22
Granted..........................   27,218    $  13.23
Vested...........................   93,789    $  30.93
Forfeited........................       --          --
                                   -------
Unvested as of December 31, 2012.  177,001    $  27.23
                                   =======

   Restricted stock vested in 2012, 2011 and 2010 had aggregate vesting date fair values of approximately $1 million, $2 million and $2 million, respectively.

   SARs. For 2012, 2011 and 2010, respectively, 352,158, 113,210 and 24,101
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2012, 2011 and 2010 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.05 -- 33.78 Euros, 10.71 -- 14.96 Euros and 15.43 Euros, respectively, as of the date of exercise. At December 31, 2012, 840,324 SARs were outstanding, having weighted average remaining contractual term of 7.0 years. The accrued value of SARs at December 31, 2012 and 2011 was $538,928 and $136,667, respectively, and recorded as liabilities in the consolidated balance sheets. For 2012, 2011 and 2010, the Company recorded compensation expense (credit) for SARs of $(402,262), $(87,759) and $(865,661), respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2012, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2012. Eligible employees could reserve a share purchase during the reservation period from August 31, 2012 through September 17, 2012 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from October 26, 2012 through October 31, 2012. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2012 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $12.29 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 17.19% formula discounted price of $12.71 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2012 which is July 2, 2017. All subscriptions became binding and irrevocable at October 31, 2012.

   The Company recognized compensation expense of $18 million in 2012, $9 million in 2011 and $17 million in 2010 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2012, 2011 and 2010 primarily invested under Investment Option B for the purchase of approximately 9 million, 9 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $537,914.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, the Company recognized compensation expense of approximately $1 million and $2 million in respect of this grant of AXA Miles.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense for 2012, 2011 and 2010 was $1 million, $1 million and $0 million, respectively.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2012 and 2011, AllianceBernstein purchased 15.7 million and 13.5 million Holding units for $238 million and $221 million respectively. These amounts reflect open-market purchases of 12.3 million and 11.1 million Holding units for $182 million and $192 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 12.1 million (including 8.7 million restricted Holding units granted in January 2012 for 2011 year-end awards) and 1.7 million restricted Holding awards during 2012 and 2011, respectively. To fund these awards, AllianceBernstein allocated previously repurchased Holding units that had been held in the consolidated rabbi trust.

   The 2012 and 2011 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards and 8.7 million restricted Holding unit awards for the December 2011 awards were awarded and allocated as such within the consolidated rabbi trust in January 2013 and 2012, respectively. There were approximately 17.9 million and 12.0 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012 and January 31, 2013, respectively. The purchases and issuances of Holding units resulted in an increase of $60 million and $54 million in Capital in excess of par value during 2012 and 2011, respectively, with a corresponding decrease of $60 million and $54 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $147 million, $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) and $208 million for 2012, 2011 and 2010, respectively. The cost of the 2012 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2012, 210,591 options to buy Holding units had been granted and 25 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 35 million Holding units were available for grant as of December 31, 2012.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2012       2011      2010
                               --------  ---------  -------
                                       (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   (233) $      40  $   (34)
 Deferred (expense) benefit...      391     (1,338)    (755)
                               --------  ---------  -------
Total......................... $    158  $  (1,298) $  (789)
                               ========  =========  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2012       2011       2010
                                             --------  ---------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $    (20) $  (1,443) $  (1,137)
Noncontrolling interest.....................       37        (36)        66
Separate Accounts investment activity.......       94         83         53
Non-taxable investment income (loss)........       24          8         15
Adjustment of tax audit reserves............       (2)        (7)       (13)
State income taxes..........................        7          7         (5)
AllianceBernstein Federal and foreign taxes.       10        (13)        (3)
Tax settlement..............................       --         84         99
ACMC conversion.............................       --         --        135
Other.......................................        8         19          1
                                             --------  ---------  ---------
Income tax (expense) benefit................ $    158  $  (1,298) $    (789)
                                             ========  =========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2012-2013 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2012   December 31, 2011
                                       ------------------ -------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ ------------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  207 $        -- $  248 $         --
Reserves and reinsurance..............     --       2,419     --        3,060
DAC...................................     --         960     --          891
Unrealized investment gains or losses.     --         739     --          418
Investments...........................     --       1,137     --        1,101
Alternative minimum tax credits.......    157          --    242           --
Other.................................     --          57     79           --
                                       ------ ----------- ------ ------------
Total................................. $  364 $     5,312 $  569 $      5,470
                                       ====== =========== ====== ============

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $245 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2012, the total amount of unrecognized tax benefits was $678 million, of which $522 million would affect the effective rate and $156 million was temporary in nature. At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $105 million and $97 million, respectively. For 2012, 2011 and 2010, respectively, there were $4 million, $14 million and $10 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2012       2011      2010
                                             ----------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1,....................... $      453  $    434  $    577
Additions for tax positions of prior years..        740       337       168
Reductions for tax positions of prior years.       (620)     (235)     (266)
Additions for tax positions of current year.         --         1         1
Settlements with tax authorities............         --       (84)      (46)
                                             ----------  --------  --------
Balance at December 31,..................... $      573  $    453  $    434
                                             ==========  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                       DECEMBER 31,
                                                                             --------------------------------
                                                                                2012        2011       2010
                                                                             ----------  ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments.................................... $    1,352  $     772  $     406
Defined benefit pension plans...............................................     (1,056)    (1,082)    (1,008)
                                                                             ----------  ---------  ---------
Total accumulated other comprehensive income (loss).........................        296       (310)      (602)
                                                                             ----------  ---------  ---------
Less: Accumulated other comprehensive (income) loss attributable to
  noncontrolling interest...................................................         21         13         (8)
                                                                             ----------  ---------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable. $      317  $    (297) $    (610)
                                                                             ==========  =========  =========

   The components of OCI for the past three years follow:

                                                                                                 2012     2011    2010
                                                                                               --------  ------  ------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  1,013  $  879  $  646
 (Gains) losses reclassified into net earnings (loss) during the year.........................       91      28     189
                                                                                               --------  ------  ------
Net unrealized gains (losses) on investments..................................................    1,104     907     835
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................     (524)   (541)   (376)
                                                                                               --------  ------  ------
Change in unrealized gains (losses), net of adjustments.......................................      580     366     459
Change in defined benefit pension plans.......................................................       26     (74)    (40)
                                                                                               --------  ------  ------
Total other comprehensive income (loss), net of income taxes..................................      606     292     419
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............        8      21       7
                                                                                               --------  ------  ------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $    614  $  313  $  426
                                                                                               ========  ======  ======

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2012, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2013 and the four successive years are $214 million, $208 million, $204 million, $199 million, $197 million and $1,409 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2013 and the four successive years is $22 million, $24 million, $24 million, $24 million, $25 million and $137 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2012 and 2011, respectively, AXA Equitable recorded $30 million and $55 million pre-tax charges related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                  DECEMBER 31,
                            ------------------------
                              2012     2011    2010
                            --------  ------  ------
                                  (IN MILLIONS)
Balance, beginning of year. $     44  $   11  $   20
Additions..................       54      79      13
Cash payments..............      (46)    (43)    (17)
Other reductions...........       --      (3)     (5)
                            --------  ------  ------
Balance, End of Year....... $     52  $   44  $   11
                            ========  ======  ======

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

   During 2012, AllianceBernstein completed a comprehensive review of its worldwide office locations and initiated a space consolidation plan. As a result, AllianceBernstein recorded pre-tax real estate charges of $223 million that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2012, these arrangements include commitments by the Company to provide equity financing of $355 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2012. The Company had $328 million of commitments under existing mortgage loan agreements at December 31, 2012.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,635 million at December 31, 2012) and/or letters of credit ($2,626 million at December 31, 2012). Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2012, AllianceBernstein had funded $23 million of its revised commitment of $35 million.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2012, AllianceBernstein had funded $9 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2012, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC. The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford lawsuits, the parties and the Court agreed to consolidate the two lawsuits.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed a number of reports with the NYSDFS related to its request. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of a former European pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. AllianceBernstein believes that it has strong defenses to these claims, which are set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These matters involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such matters. Some of these matters filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $469 million during 2013. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2012, 2011 and 2010, respectively, the Insurance Group's statutory net income (loss) totaled $602 million, $967 million and $(510) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,178 million and $4,845 million at December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, respectively, AXA Equitable paid $362 million, $379 million and $300 million in shareholder dividends.

   At December 31, 2012, AXA Equitable, in accordance with various government and state regulations, had $81 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $71 million.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             2012        2011       2010
                                                                          ----------  ---------  ---------
                                                                                    (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $       64  $     824  $     685
Change in AVR............................................................        269       (211)      (291)
                                                                          ----------  ---------  ---------
Net change in statutory surplus, capital stock and AVR...................        333        613        394
Adjustments:
 Future policy benefits and policyholders' account balances..............       (508)      (270)       (61)
 DAC.....................................................................        142     (2,861)       981
 Deferred income taxes...................................................        798     (1,272)    (1,089)
 Valuation of investments................................................       (377)        16        145
 Valuation of investment subsidiary......................................       (306)       590        366
 Increase (decrease) in the fair value of the reinsurance contract asset.        497      5,941      2,350
 Pension adjustment......................................................        (41)       111         56
 Premiums and benefits ceded to AXA Arizona..............................       (126)      (156)    (1,099)
 Shareholder dividends paid..............................................        362        379        300
 Changes in non-admitted assets..........................................       (489)      (154)       (64)
 Other, net..............................................................       (190)       (10)       (55)
                                                                          ----------  ---------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $       95  $   2,927  $   2,224
                                                                          ==========  =========  =========

                                                                        DECEMBER 31,
                                                             ---------------------------------
                                                                2012        2011        2010
                                                             ---------  -----------  ---------
                                                                       (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,689  $     4,625  $   3,801
AVR.........................................................       489          220        431
                                                             ---------  -----------  ---------
Statutory surplus, capital stock and AVR....................     5,178        4,845      4,232
Adjustments:
 Future policy benefits and policyholders' account balances.    (3,642)      (2,456)    (2,015)
 DAC........................................................     3,728        3,545      6,503
 Deferred income taxes......................................    (5,330)      (5,357)    (4,117)
 Valuation of investments...................................     3,271        2,266      1,658
 Valuation of investment subsidiary.........................      (137)         231       (657)
 Fair value of reinsurance contracts........................    11,044       10,547      4,606
 Deferred cost of insurance ceded to AXA Arizona............     2,646        2,693      2,904
 Non-admitted assets........................................       467          510        761
 Issuance of surplus notes..................................    (1,525)      (1,525)    (1,525)
 Other, net.................................................      (264)        (459)      (521)
                                                             ---------  -----------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,436  $    14,840  $  11,829
                                                             =========  ===========  =========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2012       2011        2010
                            ---------  ----------  ----------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $   6,443  $   15,140  $    8,511
Investment Management/(1)/.     2,738       2,750       2,959
Consolidation/elimination..       (21)        (18)        (29)
                            ---------  ----------  ----------
Total Revenues............. $   9,160  $   17,872  $   11,441
                            =========  ==========  ==========

  /(1)/Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

                                                                             2012       2011       2010
                                                                          ---------  ----------  ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $    (132) $    4,284  $   2,846
Investment Management/(2)/...............................................       190        (164)       400
Consolidation/elimination................................................        --           4          2
                                                                          ---------  ----------  ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $      58  $    4,124  $   3,248
                                                                          =========  ==========  =========

  /(2)/Net of interest expenses incurred on securities borrowed.

                               DECEMBER 31,
                           --------------------
                              2012       2011
                           ---------  ---------
                               (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $ 164,201  $ 153,099
Investment Management.....    12,647     11,811
Consolidation/elimination.        (5)        (2)
                           ---------  ---------
Total Assets.............. $ 176,843  $ 164,908
                           =========  =========

   In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2012 and 2011 are summarized below:

                                                                                THREE MONTHS ENDED
                                                                  ---------------------------------------------
                                                                  MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                                  --------  -------- ------------  ------------
                                                                                  (IN MILLIONS)
2012
Total Revenues................................................... $   (952) $  6,475 $      1,728  $      1,909
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============

2011
Total Revenues................................................... $  1,311  $  3,402 $     10,858  $      2,301
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statement of AXA Equitable Life Insurance Company.

                     The financial statement of Separate Account No. 70 is not included because, as of December 31, 2011, Separate Account No. 70 had not commenced operation.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 10, 1996.

         2.     Not applicable.

         3.     (a)    Distribution Agreement, dated as of January 1, 1998 by
                       and between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No.
                       333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

                (c) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                       2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

         4.

              4(a) Form of Flexible Premium Deferred Fixed and Variable Annuity
                   Contract (ICC12BASE3), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(b) Form of Notice of Thirty-Day Right to Examine and Cancel
                   Annuity Contract (Replacement-30-ICC), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(c) Form of Data Pages (ICC12RC12DPC), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(d) Form of Data Pages (ICC12RC12DPL), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(e) Form of Endorsement Applicable to the Termination of an
                   Optional Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC12GBENDORC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(f) Form of Higher Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAVRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(g) Form of Endorsement Applicable to Special Dollar Cost
                   Averaging (ICC12SDCARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(h) Form of Endorsement Applicable to Non-Qualified Contracts
                   (ICC12NQRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(i) Form of Endorsement Applicable to Traditional IRA Contracts
                   (ICC12IRARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(j) Form of Flexible Premium Deferred Fixed and Variable Annuity
                   Contract (ICC12BASE4), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(k) Form of Part IV - Transfers Among Investment Options
                   (ICC12GMDBGRRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(l) Form of Data Pages (ICC12RC12DPADV), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(m) Form of Data Pages (ICC12RC12DPCP), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(n) Form of Endorsement Applicable to Qualified Defined Benefit
                   Plans (ICC12QP-DBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(o) Form of Endorsement Applicable to the Asset Transfer Program
                   ("ATP) (ICC12ATPRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(p) Form of Return of Principal Death Benefit Rider
                   (ICC12GMDBROPRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(q) Form of Endorsement Applicable to Special Money Market
                   Dollar Cost Averaging (ICC12SMMDCARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(r) Form of Inherited Traditional IRA Beneficiary Continuation
                   Option (BCO) Endorsement (ICC12INHIRARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(s) Form of Endorsement Applicable to Roth IRA Contracts
                   (ICC12ROTH-RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(t) Form of Endorsement Applicable to Credits Applied to Annuity
                   Account Value (ICC12TRNSRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(u) Form of Data Pages (ICC12RC12DPB), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(v) Form of Data Pages (ICC12RC12DPCX), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(w) Form of Endorsement Applicable to Qualified Defined
                   Contribution Plans (ICC12QP-DCRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(x) Form of Endorsement Applicable to Charitable Remainder Trust
                   (ICC12CRT), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(y) Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAV-IBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(z) Form of Guaranteed Minimum Income Benefit Rider
                   (ICC12GMIBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(aa)Form of Endorsement Applicable to Credits Applied to Annuity
                   Account Value (ICC12TRNSRC12), previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(bb)Form of Inherited ROTH IRA Beneficiary Continuation Option
                   (BCO) Endorsement (ICC12INHROTHRC12), previously filed with this Registration Statement (File No. 333-178750) on
                   April 25, 2012.

              4(cc)Form of Data Pages (ICC12RC13DPB) previously filed with this
                   Registration Statement (File No. 333-178750) on December 11, 2012.

              4(dd)Form of Data Pages (ICC12RC13DPCP) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(ee)Form of Data Pages (ICC12RC13DPL) previously filed with this
                   Registration Statement (File No. 333-178750) on December 11, 2012.

              4(ff)Form of Data Pages (ICC12GMIBRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(gg)Form of "Greater of" Death Benefit Rider (ICC12GMDBGRRC13)
                   previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(hh)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAV-IBRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(ii)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAVRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(jj)Form of Return of Principal Death Benefit Rider
                   (ICC12GMDBROPRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(kk)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAVRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(ll)Form of Return of Principal Death Benefit Rider
                   (ICC12GMDBROPRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(mm)Form of Endorsement Applicable to the Termination of an
                   Optional Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC12GBENDORC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(nn)Form of Endorsement Applicable to Credits and Earnings
                   Bonuses (ICC12BONUSRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(oo)Form of Endorsement applicable to Termination of Guaranteed
                   Minimum Death Benefits (Form No. 2012GMDB-BO-1), incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

         5.

              5(a) Form of Retirement Cornerstone Series ADV Application for an
                   Individual Annuity (ICC12 App 01 ADV12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(b) Form of Retirement Cornerstone All Series Application for an
                   Individual Annuity (ICC12 App 01 RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(c) Form of Retirement Cornerstone Series Cx Application for an
                   Individual Annuity (ICC12 App 01 RC12Cx), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(d) Form of Retirement Cornerstone Series ADV Application for an
                   Individual Annuity (ICC12 App 02 ADV12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(e) Form of Retirement Cornerstone All Series Application for an
                   Individual Annuity (ICC12 App 02 RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

         6.     (a)    Restated Charter of Equitable, as amended August 31,
                       2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

         7.     Not applicable.

         8.     (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                       July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (c)(ii)Amendment No. 4, effective May 1, 2012 to the
                       Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(i) Amendment No. 1, effective February 18, 2010 to the
                       Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed with this Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(ii)Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

                (e)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., previously filed with this Registration Statement (File
                       No. 333-178750) on April 25, 2012.

                (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on
                       December 23, 2011.

                (j)(i) Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on
                       December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (q) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (r) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (s) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (t) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

         9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

         13.    Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
113 Waterford Circle
Berwyn, PA 19312

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Director, Chairman of the Board and
                                Chief Executive Officer

*Andrew J. McMahon              Director and President

OTHER OFFICERS

*Anders B. Malmstrom            Senior Executive Director
                                and Chief Financial Officer

*Andrea M. Nitzan               Executive Director
                                and Chief Accounting Officer

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources
                        Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General
                        Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

              AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The AXA Group Organization Charts is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-182903) Form N-4 filed on November 27, 2012.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2012 is incorporated herein by reference to Exhibit 28(b) to Registration Statement (File No. 333-186807) on Form N-6 filed February 22, 2013.

Item 27. Number of Contractowners

              As of March 31, 2013, there were 16,675 Qualified contract owners and 7,123 Non-Qualified contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

              (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 70, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, and MONY's MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

              (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
----------------                   ------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director and Chairman of the Board

*Frank Massa                       President and Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*Susan La Vallee                   Senior Vice President

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investments Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(i) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
----------------                   ------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David Ciotta                      Senior Vice President

*Todd Solash                       Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

              (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the registration statement to be signed on its behalf, in the City of New York, and State of New York on the 24th day of April, 2013.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Dodie Kent
                                   -----------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 24th day of April, 2013.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Mark Pearson                Peter S. Kraus     Lorie A. Slutsky
Barbara Fallon-Walsh        Andrew J. McMahon  Richard C. Vaughan
Danny L. Hale               Bertram Scott

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 24, 2013

                                 EXHIBIT INDEX

EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------

EX - 99.9      Opinion and Consent of Counsel                     EX-99.9

EX - 99.10(a)  Consent of PricewaterhouseCoopers LLP              EX-99.10a

EX - 99.10(b)  Powers of Attorney                                 EX-99.10b